UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.8%

	MUNICIPAL BONDS – 101.8%

	Alabama – 1.2%

$1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	$1,195,180

	Alaska – 2.4%

2,000	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution Series 2017A, 5.000%, 10/01/27	No Opt. Call	AA	2,435,520

	Arizona – 0.4%

390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	410,814

	California – 15.7%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,183,860

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	Aaa	308,446

65	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/32	8/27 at 100.00	BBB+	74,805

500	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	A+	605,195

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	A1	965,167

1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2015, 5.000%, 9/01/25	No Opt. Call	AA–	1,235,790

1,025	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2016B, 5.000%, 7/01/28	7/26 at 100.00	AA+	1,261,078

1,665	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	2,033,365

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	439,328

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	632,872

830	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	9/17 at 100.00	N/R	830,423

2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017B, 5.000%, 7/01/28	1/27 at 100.00	Aa2	2,480,780

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	145,233

1,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/21	No Opt. Call	AA–	1,160,220

NUVEEN	1

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	$892,560

1,500	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/31	3/27 at 100.00	AA	1,820,280
13,695	Total California			16,069,402

	Colorado – 8.9%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax) (4)	No Opt. Call	A+	643,628

1,250	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35	12/26 at 100.00	Baa2	1,410,012

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	AA–	1,157,700

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured (4)	No Opt. Call	AA	1,080,120

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	483,158

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	A	945,130

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,316,888

1,055	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A	1,482,813

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	BBB+	540,715
8,135	Total Colorado			9,060,164

	Connecticut – 2.2%

500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 5.000%, 9/01/26	No Opt. Call	AA	600,630

1,500	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	AA–	1,695,450
2,000	Total Connecticut			2,296,080

	District of Columbia – 1.5%

295	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	347,902

1,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/31	4/27 at 100.00	A	1,189,400
1,295	Total District of Columbia			1,537,302

	Florida – 3.4%

1,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/33	10/25 at 100.00	A1	1,148,360

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	1,029,520

2	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	$717,414

500	Tallahassee, Florida, Energy System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/25 (WI/DD, Settling 7/20/17)	No Opt. Call	AA	616,275
3,120	Total Florida			3,511,569

	Georgia – 3.7%

1,350	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/27	No Opt. Call	A2	1,621,255

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	189,774
374	5.500%, 7/15/30	7/21 at 100.00	N/R	377,081
410	5.500%, 1/15/36	7/21 at 100.00	N/R	413,844

1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,074,290

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	132,568
3,432	Total Georgia			3,808,812

	Illinois – 4.6%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	A	359,113

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	A2 (5)	346,363

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	372,635

440	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	462,427

600	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	652,950

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	571,765

915	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 6/01/21	No Opt. Call	AA	1,028,021

1,065	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured (4)	No Opt. Call	AA	910,405
4,520	Total Illinois			4,703,679

	Indiana – 1.5%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	583,430

615	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22	No Opt. Call	AA–	713,179

235	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26	No Opt. Call	AA	289,299
1,350	Total Indiana			1,585,908

NUVEEN	3

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.3%

$1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25 (4)	6/24 at 100.00	Aa3	$1,336,478

	Kansas – 1.2%

1,025	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	9/22 at 100.00	A+	1,188,570

	Kentucky – 1.0%

65	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB	72,981

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	387,022
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	534,702
970	Total Kentucky			994,705

	Louisiana – 2.8%

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA–	1,157,880

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	571,330

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,103,346
2,515	Total Louisiana			2,832,556

	Maine – 1.2%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
185	5.000%, 7/01/25	7/23 at 100.00	BBB	203,378
1,000	5.000%, 7/01/33	7/23 at 100.00	BBB	1,046,380
1,185	Total Maine			1,249,758

	Maryland – 2.2%

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	A	2,270,040

	Massachusetts – 0.5%

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	535,120

	Michigan – 0.6%

55	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	54,677

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	560,680
555	Total Michigan			615,357

	Minnesota – 0.7%

550	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/27	12/26 at 100.00	Aa3	674,933

4	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 1.2%

$1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	$1,182,080

	Nebraska – 1.6%

500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	538,595

935	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/35	5/27 at 100.00	AA–	1,081,645
1,435	Total Nebraska			1,620,240

	Nevada – 2.8%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	419,847

1,000	Clark County, Nevada, Sales & Excise Tax Revenue Bonds, Streets and Highways Series 2016, 5.000%, 7/01/29	No Opt. Call	AA	1,244,360

1,000	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/27	No Opt. Call	AA+	1,246,130
2,390	Total Nevada			2,910,337

	New Jersey – 2.6%

2,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,405,260

240	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	253,118
2,240	Total New Jersey			2,658,378

	New York – 4.5%

490	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017, 5.000%, 7/01/27	No Opt. Call	A+	605,405

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014E, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,218,780

110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	122,334

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,461,325

1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/28	6/27 at 100.00	A–	1,178,840
3,850	Total New York			4,586,684

	North Carolina – 6.4%

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	1,248,520

835	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA	955,474

590	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/23	No Opt. Call	BBB–	678,671

1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,204,870

NUVEEN	5

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$2,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 5/01/28 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	$2,423,220
5,425	Total North Carolina			6,510,755

	Ohio – 4.0%

190	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	205,928

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	Aa3	1,142,680

2,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/28	6/27 at 100.00	AAA	2,497,740

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	239,046
3,390	Total Ohio			4,085,394

	Oklahoma – 0.7%

630	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA–	731,638

	Oregon – 1.2%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,191,540

	Pennsylvania – 2.7%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	1/23 at 100.00	A–	939,229

1,500	Norristown Area School District, Pennsylvania, Installment Purchase Certificates of Participation, Series 2012, 5.000%, 4/01/32	4/22 at 100.00	A3	1,599,675

170	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/21	No Opt. Call	BBB+	186,893

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	AA–	5,818
2,515	Total Pennsylvania			2,731,615

	Tennessee – 4.0%

2,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/27	11/26 at 100.00	AA–	2,436,880

1,305	Sullivan County, Tennessee, General Obligation Bonds, School Series 2017, 5.000%, 5/01/26	No Opt. Call	Aa2	1,626,239
3,305	Total Tennessee			4,063,119

	Texas – 6.5%

1,000	Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2017, 5.000%, 2/15/26	No Opt. Call	AAA	1,231,780

1,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/41	11/26 at 100.00	AA	1,167,690

365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB	420,761

6	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Dallas, Texas, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 2/15/22	No Opt. Call	AA	$1,138,700

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	224,993

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A	690,618

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/28	11/24 at 100.00	A2	1,168,040

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A	116,702

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Ba2	512,320
6,165	Total Texas			6,671,604

	Utah – 1.1%

935	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/22	No Opt. Call	AA	1,083,843

	Vermont – 1.1%

1,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 5.000%, 12/01/35	6/26 at 100.00	A–	1,129,580

	Virginia – 0.2%

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	201,200

	Washington – 1.7%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	534,005

1,000	Washington State, General Obligation Bonds, Various Purpose Series 2017D, 5.000%, 2/01/29	2/27 at 100.00	AA+	1,223,750
1,500	Total Washington			1,757,755

	West Virginia – 0.2%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	236,485

	Wisconsin – 1.4%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A	1,187,692

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	279,737
1,275	Total Wisconsin			1,467,429

	Wyoming – 0.9%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	902,829
$90,622	Total Long-Term Investments (cost $100,859,849)			104,034,452

NUVEEN	7

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.4%

	MUNICIPAL BONDS – 2.4%

	Pennsylvania – 1.4%

$1,500	Pennsylvania Turnpike Commission, Variable Rate Demand Obligations, Turnpike Revenue Bonds, Tender Option Bond Trust Floater 2017-XF1060, 1.110%, 12/01/42 (6)	12/22 at 100.00	F-1	$1,500,000

	Washington – 1.0%

1,000	Washington State Health Care Facilities Authority, Variable Rate Demand Obligations, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Floater 2016-XM0424, 1.220%, 2/01/41 (6)	2/21 at 100.00	VMIG-3	1,000,000
$2,500	Total Short-Term Investments (cost $2,500,000)			2,500,000
	Total Investments (cost $103,359,849) – 104.2%			106,534,452
	Other Assets Less Liabilities – (4.2)% (7)			(4,329,163)
	Net Assets – 100%			$102,205,289

Investments in Derivatives as of June 30, 2017

Consumer Price Index Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Fixed Rate Payment Date (8)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$5,000,000	Receive	CPURNSA	2.600%	Annually	2/06/18	2/05/18	$(343,140)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.560	Annually	12/31/18	12/28/18	(319,842)
JPMorgan Chase Bank, N.A.	3,500,000	Receive	CPURNSA	2.509	Annually	2/11/19	2/08/19	(252,928)
JPMorgan Chase Bank, N.A.	4,500,000	Receive	CPURNSA	2.645	Annually	12/30/19	12/28/19	(422,623)
JPMorgan Chase Bank, N.A.	5,500,000	Receive	CPURNSA	2.645	Annually	10/01/21	9/30/21	(510,596)
JPMorgan Chase Bank, N.A.	8,000,000	Receive	CPURNSA	2.777	Annually	2/20/22	2/19/22	(943,698)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	1.953	Annually	6/02/20	6/01/20	(14,941)
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	Annually	1/06/21	1/05/21	(67,382)
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	Annually	3/03/23	3/02/23	(89,859)
JPMorgan Chase Bank, N.A.	4,750,000	Receive	CPURNSA	2.228	Annually	2/20/24	2/16/24	(98,100)
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.195	Annually	3/31/25	3/29/25	(42,351)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.329	Annually	2/02/26	1/30/26	(118,336)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.270	Annually	3/10/26	3/09/26	(104,058)
JPMorgan Chase Bank, N.A.	5,500,000	Receive	CPURNSA	2.265	Annually	3/16/26	3/15/26	(142,694)
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.320	Annually	3/30/29	3/29/29	(63,689)
Morgan Stanley Capital Services LLC	3,800,000	Receive	CPURNSA	2.595	Annually	11/06/18	11/05/18	(253,200)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	1.970	Annually	4/27/20	4/26/20	(23,368)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.283	Annually	9/16/21	9/15/21	(171,588)
Morgan Stanley Capital Services LLC	5,000,000	Receive	CPURNSA	2.178	Annually	3/14/23	3/13/23	(90,402)
Morgan Stanley Capital Services LLC	5,000,000	Receive	CPURNSA	2.205	Annually	1/29/24	1/28/24	(91,467)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.650	Annually	8/08/24	8/07/24	(337,192)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.108	Annually	4/28/25	4/26/25	(41,720)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.310	Annually	1/29/27	1/28/27	(81,360)
Morgan Stanley Capital Services LLC	4,000,000	Receive	CPURNSA	2.233	Annually	4/20/27	4/19/27	(88,615)
Morgan Stanley Capital Services LLC	3,500,000	Receive	CPURNSA	2.350	Annually	2/12/29	2/09/29	(114,072)
	$103,050,000							$(4,827,221)

8	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$104,034,452	$—	$104,034,452
Short-Term Investments:
Municipal Bonds	—	2,500,000	—	2,500,000
Investments in Derivatives:
Consumer Price Index Swaps*	—	(4,827,221)	—	(4,827,221)
Total	$—	$101,707,231	$—	$101,707,231
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $103,337,273.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$3,318,734
Depreciation	(121,555)
Net unrealized appreciation (depreciation) of investments	$3,197,179

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(8)	Fixed Rate Payment Date is one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

NUVEEN	9

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.3%

	MUNICIPAL BONDS – 98.0%

	Alabama – 1.7%

$7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	AA	$8,836,456

31,725	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	34,279,497

20,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory put 7/01/22)	4/22 at 100.52	A1	21,974,800

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	Aa1	1,143,436

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,707,205

795	Mobile, Alabama, General Obligation Warrants, Refunding & Improvement Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	814,859

1,205	Mobile, Alabama, General Obligation Warrants, Refunding & Improvement Series 2008B, 5.000%, 2/15/20 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	1,235,884

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,376,109
3,555	5.000%, 3/01/24	No Opt. Call	BBB	4,119,107
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,617,118
1,725	5.000%, 3/01/26	No Opt. Call	BBB	2,025,736

1,000	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,060,860

1,500	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A, 5.000%, 9/01/18 (ETM)	No Opt. Call	A1 (4)	1,570,695

4,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A, 5.750%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	A1 (4)	4,223,320
81,265	Total Alabama			88,985,082

	Alaska – 0.3%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,306,030

6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	9/17 at 100.00	B3	5,904,440

4,055	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	4,493,589
13,080	Total Alaska			13,704,059

	Arizona – 2.6%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	9/17 at 100.00	Aa3	4,131,248

10	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
$1,235	5.000%, 2/01/20	No Opt. Call	BBB+	$1,336,468
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,880,938

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,424,553
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,939,675
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,421,084

2,000	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	2,010,760

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
45	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	45,005
55	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	57,224
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,558,676
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,569,107
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	6,691,508
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,187,000

1,050	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,050,126

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	6,509,040

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,238,760

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,468,603

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27 (Pre-refunded 8/15/17)	8/17 at 100.00	AA+ (4)	3,682,331

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	444,517
500	5.000%, 6/01/23	No Opt. Call	A+	588,175

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22	7/20 at 100.00	A+	2,271,606
10,400	5.000%, 7/01/40	7/20 at 100.00	A+	11,389,352

500	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/23	No Opt. Call	AAA	598,680

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	2,782,182

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	2,970,028

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	778,631

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	1/19 at 100.00	Aa1	3,175,770

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 11.795%, 12/01/24 (IF) (5)	12/21 at 100.00	AA	5,750,046

NUVEEN	11

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	$1,044,060

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,465,695
123,930	Total Arizona			136,460,848

	Arkansas – 1.0%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,128,420

	Bryant School District 25, Saline County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2017A:
1,110	3.000%, 2/01/32 (WI/DD, Settling 7/27/17)	8/22 at 100.00	Aa2	1,066,732
1,480	3.250%, 2/01/36 (WI/DD, Settling 7/27/17)	8/22 at 100.00	Aa2	1,431,708
3,125	3.250%, 2/01/38 (WI/DD, Settling 7/27/17)	8/22 at 100.00	Aa2	3,018,312

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	9/17 at 100.00	AA	1,495,036

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	9/17 at 100.00	AA	6,752,747
6,740	4.500%, 11/01/19 – AGM Insured	9/17 at 100.00	AA	6,759,546

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 (Pre-refunded 10/01/17) – FGIC Insured	10/17 at 100.00	A (4)	1,248,116
1,000	5.000%, 10/01/21 (Pre-refunded 10/01/17) – FGIC Insured	10/17 at 100.00	A (4)	1,010,620

4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,670,343

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	579,340
800	5.000%, 7/01/23	No Opt. Call	A+	938,096
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,897,691
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,723,699
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,231,268
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,148,270
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,188,157

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	AA	576,501
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	AA	1,132,814
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	AA	1,187,820
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	AA	1,247,863

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	1,066,030

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A+	2,527,262
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,071,315

115	Sheridan School District 37, Grant County, Arkansas, General Obligation Bonds, Construction Series 2016, 3.250%, 2/01/40	2/22 at 100.00	Aa2	109,876

12	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

$1,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A, 5.000%, 3/01/21	No Opt. Call	Aa2	$1,133,830
50,520	Total Arkansas			53,341,412

	California – 6.3%

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Children’s Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,549,171

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	1,700,842

1,860	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/23	No Opt. Call	A	2,197,478

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	9/17 at 100.00	BBB+	922,364

	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H:
1,270	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	1,314,425
580	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	600,288

5,010	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa1 (4)	5,057,445

8,230	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A	7,467,984

515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	545,864

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,368,780
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,099,407

2,330	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A+	2,413,996

3,010	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory put 10/01/25) (Pre-refunded 10/01/25)	10/25 at 100.00	AA– (4)	2,923,613

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,641,936

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	17,753,518

12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	12,736,044

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	2,441,168

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,551,410

NUVEEN	13

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	$5,466,800

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,070	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,235,062
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,154,363
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,380,895

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	9/17 at 100.00	AA–	15,053

1,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/23 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	1,017,900

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	1,609,500

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A–	944,096

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	1,053,880

705	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (6)	9/17 at 100.00	CCC	694,728

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2003A, 5.000%, 8/15/38 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA– (4)	10,053,000

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	9/17 at 100.00	AA	1,123,136

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB+	4,361,363
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB+	2,000,285

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB	2,984,202
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,163,446
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,799,743
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,445,853

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
510	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	534,327
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,116,125

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,164,806

19,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	9/17 at 100.00	B+	19,090,060

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,013,025

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	$1,106,360
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,114,805
465	5.000%, 9/01/34	9/24 at 100.00	N/R	508,250

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA	6,478,199

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,557,998

845	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	856,289

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	Aa2	1,222,476
5,000	5.000%, 7/01/43	1/24 at 100.00	Aa2	5,723,350

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
800	5.000%, 9/01/23	No Opt. Call	BBB+	927,040
1,075	5.000%, 9/01/24	No Opt. Call	BBB+	1,261,125
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB+	1,453,600
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB+	1,152,950

	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
400	5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	470,016
630	5.000%, 9/01/30 – BAM Insured	9/25 at 100.00	AA	736,577

4,770	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	4,523,534

12,305	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,489,534

10,265	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,921,582

2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+	2,066,400

855	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	913,901

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (7)	8/30 at 100.00	A+	8,914,240

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,689,348
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,895,724
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,572,823

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	8,184,120

	Port of Oakland, California, Revenue Bonds, Refunding Inter Lien Series 2007B:
2,530	5.000%, 11/01/18 (Pre-refunded 11/01/17) – NPFG Insured	11/17 at 100.00	A (4)	2,565,445
1,230	5.000%, 11/01/19 (Pre-refunded 11/01/17) – NPFG Insured	11/17 at 100.00	A (4)	1,247,195

NUVEEN	15

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	$2,831,006

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,516,353

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,085,291
2,000	0.000%, 10/01/36	No Opt. Call	A	939,180

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A	5,466,450

1,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,061,190

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB	5,636,250
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB	28,874,300

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	A+	2,779,723

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	Aaa	998,590

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	A	2,760,840

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured (ETM)	No Opt. Call	A (4)	2,753,783

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,045,760

7,970	Santa Monica-Malibu Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2012 Series 2017C, 3.125%, 7/01/42	7/27 at 100.00	Aaa	7,748,115

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,716,272
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,840,584
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,994,301

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,708,075
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,327,632

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa3	1,287,109
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa3	1,537,379
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa3	1,728,744
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa3	1,380,178
500	6.500%, 8/01/26	8/19 at 100.00	Baa3	545,480

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,795,373

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	$3,276,870

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,785,938
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,651,192
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,472,547
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,472,855
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,404,837

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA–	3,269,275

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 (Pre-refunded 11/01/17) – AMBAC Insured	11/17 at 100.00	A– (4)	1,009,209
319,680	Total California			330,960,943

	Colorado – 2.2%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,197,124

9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29	12/22 at 103.00	N/R	10,100,219

1,705	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 3.125%, 10/01/31	10/25 at 100.00	Baa2	1,575,454

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	1,091,570

17,865	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	15,657,243

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
16,830	5.000%, 9/01/26	9/17 at 100.00	BBB+	16,884,866
20	4.500%, 9/01/38	9/17 at 100.00	BBB+	20,055

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	745,757

1,525	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	BBB+	1,538,633

4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	BBB+	4,418,313

335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB+	365,294

1,145	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	1,223,043

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	6,767,838

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,566,300

NUVEEN	17

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$290	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/18	9/17 at 100.00	BBB+	$291,012

1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,595,557

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,557,240

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	12,535,160

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	3,715,000

1,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	1,615,818

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,525	5.000%, 12/15/20	No Opt. Call	Aa2	1,717,150
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,560,053
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,756,226

3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,413,027

760	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	9/17 at 100.00	BBB–	762,835

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,406,436
500	5.000%, 12/01/20	No Opt. Call	N/R	534,815

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,179,650

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,392,840

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,076,897

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,381,450
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,181,621

1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	977,620

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	Baa2 (4)	1,017,410

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (4)	1,261,650
120,600	Total Colorado			116,081,176

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.6%

$500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20	9/17 at 100.00	N/R	$497,215

14,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	14,098,004

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	12,034,152

2,070	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/17 at 100.00	A–	2,077,659

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured (ETM)	No Opt. Call	AA (4)	1,065,540

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	409,097
495	5.000%, 12/15/26	12/22 at 100.00	AA	572,378
30,625	Total Connecticut			30,754,045

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB	1,059,990
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB	4,324,787
4,995	Total Delaware			5,384,777

	District of Columbia – 2.5%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	3,798,054

6,710	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	7,614,709

154,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/17 at 100.00	N/R	23,183,204

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AAA	10,742,677

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	469,967
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	1,919,034
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	923,150

3,740	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	3,918,136

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A:
44,660	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	AA–	52,340,180
24,280	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	AA–	28,337,188
250,960	Total District of Columbia			133,246,299

NUVEEN	19

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 5.5%

$12,505	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	$15,082,155

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	11,288,300
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	17,049,729

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
1,000	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,001,030
1,500	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,505,535
1,435	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,449,350
1,000	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	997,730
750	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	754,567

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A1	11,144,820
7,325	5.000%, 10/01/33	10/25 at 100.00	A1	8,411,737

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	18,886,589
14,635	5.000%, 6/01/25	12/24 at 100.00	AA	17,682,007

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
4,595	5.000%, 6/01/18	No Opt. Call	AA	4,760,098
275	5.000%, 6/01/19	No Opt. Call	AA	294,803

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/18	No Opt. Call	AA	88,054
370	5.000%, 6/01/19	No Opt. Call	AA	396,644
4,545	5.000%, 6/01/20	No Opt. Call	AA	5,016,453
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,810,400

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	9/17 at 100.00	A2	2,212,343

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,925	4.750%, 11/01/23	No Opt. Call	BBB–	3,078,504
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB–	2,099,661

	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A:
145	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	8/17 at 100.00	AA+	145,494
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/17 at 100.00	AA+	1,903,778

1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A–	1,167,730

1,000	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	1,009,030

370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27	6/26 at 100.00	N/R	377,304

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,391,786

20	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	$2,788,425

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A–	1,412,375
1,750	5.000%, 4/01/33	4/26 at 100.00	A–	1,968,820
1,500	5.000%, 4/01/34	4/26 at 100.00	A–	1,680,300
1,500	5.000%, 4/01/35	4/26 at 100.00	A–	1,676,685

	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A:
12,000	5.000%, 10/01/30	10/26 at 100.00	A+	14,264,880
8,045	5.000%, 10/01/31	10/26 at 100.00	A+	9,521,821

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	9/17 at 100.00	AA+	1,504,995

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,500,042

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,245,550

7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA	7,852,045

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	6,788,820

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,415	5.000%, 7/01/24	No Opt. Call	A	2,886,263
1,250	5.000%, 7/01/27	7/24 at 100.00	A	1,459,237

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,026,139
5,015	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,780,439

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,818,045

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,163,217
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,488,516

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,546,700

605	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	BBB	633,417

1,495	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	1,580,155

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	2,791,387

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,936,570

NUVEEN	21

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$175	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	$201,778

9,825	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,203,644

3,860	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	3,527,577

4,810	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,601,870

23,190	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Refunding Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–	23,306,878

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
585	5.000%, 9/01/22	No Opt. Call	A+	672,522
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,967,900
1,245	3.125%, 9/01/24	9/22 at 100.00	A+	1,291,364
1,275	5.000%, 9/01/25	9/22 at 100.00	A+	1,468,468
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,708,575
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,245,637
5,760	4.000%, 9/01/33	9/22 at 100.00	A+	5,966,611

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	362,372
258,885	Total Florida			288,845,670

	Georgia – 1.3%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA–	2,427,979
1,500	5.000%, 1/01/28	1/22 at 100.00	AA–	1,700,460

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,020	5.000%, 1/01/27	1/24 at 100.00	AA–	13,152,480
4,280	5.000%, 1/01/29	1/24 at 100.00	AA–	5,036,447
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	7,902,697

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,022,440

1,865	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	2,029,661

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,040,320
3,340	5.000%, 1/01/23	1/22 at 100.00	AA	3,878,775
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,409,512
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,317,014

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	1,374,037

3,050	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	3,288,784

22	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$200	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	$208,472

1,805	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,888,842

2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,180,721
58,490	Total Georgia			66,858,641

	Guam – 0.1%

4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,507,818

	Hawaii – 1.0%

5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A1	5,416,661

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A1	1,124,435

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,622,275
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,368,298
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,245,316
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	10,759,144

15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	16,119,757
48,495	Total Hawaii			54,655,886

	Idaho – 0.4%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	575,473

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	3,312,517

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,987,027
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,195,117

9,285	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	Ba1	8,984,537

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA	1,023,340
19,245	Total Idaho			20,078,011

	Illinois – 13.5%

2,370	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,314,210

NUVEEN	23

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
$2,800	0.000%, 1/01/30	7/23 at 72.73	A2	$1,599,332
2,550	0.000%, 1/01/31	7/23 at 68.94	A2	1,373,506
2,750	0.000%, 1/01/32	7/23 at 65.28	A2	1,397,660
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	1,914,240

	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
433	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	427,934
448	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	442,037
966	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	950,447
1,055	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,015,691
973	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	938,497

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
587	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	580,132
612	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	603,854
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	952,415
1,427	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,381,336
1,452	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,393,499

15,015	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Alternative Revenue, Project Series 2015G, 9.000%, 3/01/32	9/17 at 100.00		15,022,207

29,475	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	31,073,724

10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding SIFMA Index Series 2013A-2, 7.500%, 3/01/35	9/17 at 100.00		9,997,300

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,930,831
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,585,997

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	6,359,433
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,695,961

17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	18,131,566

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,745	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,746,745
2,530	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,522,435

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,570	5.000%, 1/01/23	No Opt. Call	BBB+	6,677,354
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	7,696,748
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,456,517
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	1,949,331

1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,654,365

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	12/17 at 100.00	AA+	1,433,124

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,655,991

24	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	9/17 at 100.00	A2	$1,179,054

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA–	2,842,814
2,770	5.000%, 11/15/21	No Opt. Call	AA–	3,081,957
2,400	5.000%, 11/15/22	No Opt. Call	AA–	2,708,976

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA–	5,740,297
2,250	5.000%, 11/15/21	No Opt. Call	AA–	2,503,395

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,630,569
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,206,449
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,673,446

1,515	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGC Insured	No Opt. Call	Aa3	1,503,547

1,245	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	1,238,899

1,035	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA+	1,226,247

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA+	3,261,000

2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA–	2,330,700

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	14,876,690

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	BBB	536,398
1,205	5.000%, 9/01/27	9/24 at 100.00	BBB	1,346,190
775	5.000%, 9/01/29	9/24 at 100.00	BBB	851,368
2,450	5.000%, 9/01/34	9/24 at 100.00	BBB	2,617,016
2,210	4.625%, 9/01/39	9/24 at 100.00	BBB	2,261,316
7,000	5.000%, 9/01/42	9/24 at 100.00	BBB	7,347,620

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	1,235,424
1,280	6.000%, 2/01/26 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	1,317,786
500	6.000%, 2/01/28 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	514,760

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,029,160

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,539,981
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa1	1,229,290
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa1	1,281,537

5,125	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	6,010,344

NUVEEN	25

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
$2,370	5.000%, 7/01/33	7/26 at 100.00	A+	$2,673,715
3,170	5.000%, 7/01/34	7/26 at 100.00	A+	3,565,743
5,000	5.000%, 7/01/35	7/26 at 100.00	A+	5,611,850

15	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A+ (4)	15,684

4,265	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A2 (4)	4,731,122

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,159,970
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,171,162
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,267,100

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
10,000	3.750%, 2/15/34	2/27 at 100.00	BBB	8,997,700
33,975	4.000%, 2/15/41	2/27 at 100.00	BBB	31,424,497

4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, RefundingSeries 2009, 5.750%, 4/01/24	10/19 at 100.00	Ba1	4,221,600

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	9/17 at 100.00	Ba2	500,205
3,600	5.400%, 4/01/27	9/17 at 100.00	Ba2	3,600,432

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,185,539

1,525	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,671,690

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,423,520
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,347,300

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,599,400

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	9/17 at 100.00	BBB+	3,514,598

2,225	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A. Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA+	2,203,573

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,176,240
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,297,858
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	4,816,635
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	4,827,171
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,160,800

12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	12,696,174

	Illinois State, General Obligation Bonds, Refunding Series 2010:
1,865	5.000%, 1/01/18	No Opt. Call	BBB	1,890,401
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,289,573
5,060	5.000%, 1/01/19	No Opt. Call	BBB	5,205,374

26	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Refunding Series 2012:
$7,750	5.000%, 8/01/20	No Opt. Call	BBB	$8,047,910
6,460	5.000%, 8/01/21	No Opt. Call	BBB	6,733,646
15,265	5.000%, 8/01/22	No Opt. Call	BBB	15,959,557
2,795	5.000%, 8/01/23	No Opt. Call	BBB	2,920,272
270	5.000%, 8/01/25	8/22 at 100.00	BBB	277,922

10,000	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	BBB	10,219,300

1,100	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB	1,101,617

	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,929,376
12,110	4.000%, 1/01/22	No Opt. Call	BBB	12,070,521

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	BBB	4,487,070
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	2,935,094
1,000	5.500%, 7/01/27	7/23 at 100.00	BBB	1,059,100

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,755	5.000%, 12/01/21	No Opt. Call	AA–	2,013,301
3,345	5.000%, 12/01/22	No Opt. Call	AA–	3,906,726
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,621,695

6,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA–	7,824,782

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,380,830
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	6,749,400

11,560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,688,080

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	11,937,114

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	11,175,366
1,200	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,634,148
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,550,981

	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007:
360	5.250%, 1/01/24 (Pre-refunded 1/01/18) – NPFG Insured	1/18 at 100.00	A (4)	367,837
2,910	5.250%, 1/01/24 (Pre-refunded 1/01/18) – NPFG Insured	1/18 at 100.00	A (4)	2,973,496

	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA	5,654,850
3,465	5.000%, 2/01/35	2/26 at 100.00	AA	3,910,495

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,726,105
1,065	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,228,318
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,895,682
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	1,978,765
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,072,494

NUVEEN	27

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	$1,995,693

	McCook, Cook County, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–	517,480
1,000	5.100%, 12/01/28	12/18 at 100.00	A–	1,036,340

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
3,790	5.000%, 12/15/28	6/22 at 100.00	BBB–	3,838,019
1,700	0.000%, 12/15/51	No Opt. Call	BBB–	224,077

25,375	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	A	14,697,200

2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A	1,784,356

1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,661,911

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	332,241
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	312,040

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,635	5.250%, 6/01/21	No Opt. Call	A	8,698,861
12,395	5.500%, 6/01/23	6/21 at 100.00	A	14,101,915

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,285	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,315,454
1,075	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,095,694
1,400	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,426,964

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	383,620
370	5.000%, 10/01/22	10/19 at 100.00	AA	396,777

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	688,646
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	793,590

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565	7.125%, 11/01/43	11/23 at 100.00	AA	3,416,785
2,400	7.625%, 11/01/48	11/23 at 100.00	AA	3,269,040

2,985	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	3,050,461

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	1,015,750

28	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$7,805	5.000%, 3/01/33	3/25 at 100.00	A	$8,787,337
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,747,438
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,293,744

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,493,065
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,112,519

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	11,114,102
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,897,873
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,883,948
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	5,023,943

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Ba1	2,874,501

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA	3,856,184

13,255	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	14,964,100

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	559,615
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,046,476
335	5.750%, 6/01/26	6/18 at 100.00	AA	348,762

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	339,326
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	88,747

6,865	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB+	7,497,610

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,328,975
3,355	0.000%, 2/01/26	No Opt. Call	A+	2,634,782
689,795	Total Illinois			713,221,086

	Indiana – 3.7%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	9/17 at 100.00	BB	710,767

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	548,240

NUVEEN	29

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
$545	5.000%, 7/01/17	No Opt. Call	AA	$545,065
500	4.000%, 1/01/18	No Opt. Call	AA	507,630
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,042,800
435	5.000%, 1/01/20	No Opt. Call	AA	475,072
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,108,930
500	5.000%, 1/01/21	No Opt. Call	AA	562,415

3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,852,905

6,750	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Health System Obligated Group, Series 2016A, 5.000%, 3/01/44	9/26 at 100.00	A+	7,588,687

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,170,940
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	561,380

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,698,320

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,300	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	CCC–	1,428,206
6,275	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	CCC–	6,681,683
6,830	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	CCC–	7,211,046

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,119,274

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	833,654
620	5.000%, 10/01/23	No Opt. Call	AA	736,213
625	5.000%, 10/01/24	No Opt. Call	AA	753,787
1,215	5.000%, 10/01/25	10/24 at 100.00	AA	1,459,689
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,036,559

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A+	8,462,880

1,275	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA+	1,263,844

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,139,482
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,846,650

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,199,532

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	5,887,100

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	9,237,865
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,662,400

30	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
$12,155	5.000%, 8/15/26	No Opt. Call	AA	$14,963,534
6,430	5.000%, 8/15/27	No Opt. Call	AA	7,983,681

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	584,235
720	5.000%, 10/01/28	10/24 at 100.00	A	835,970
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,153,920
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,557,023
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,381,613

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	A	3,184,935

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa3	1,819,988
940	5.000%, 4/01/22	No Opt. Call	Baa3	1,036,688
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,199,655

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 8/01/17	No Opt. Call	N/R	500,570
500	4.250%, 2/01/18	No Opt. Call	N/R	504,125
500	4.250%, 8/01/18	No Opt. Call	N/R	507,370
500	4.500%, 2/01/19	No Opt. Call	N/R	511,595
500	4.500%, 8/01/19	No Opt. Call	N/R	514,550
500	4.750%, 2/01/20	No Opt. Call	N/R	520,000
500	4.750%, 8/01/20	No Opt. Call	N/R	523,085
250	4.750%, 2/01/21	No Opt. Call	N/R	262,085
500	4.750%, 8/01/21	No Opt. Call	N/R	526,345
500	5.000%, 2/01/22	No Opt. Call	N/R	533,175
500	5.000%, 8/01/22	2/22 at 100.00	N/R	531,440
500	5.000%, 8/01/23	2/22 at 100.00	N/R	528,325
500	5.000%, 2/01/24	2/22 at 100.00	N/R	527,025

960	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/17 at 100.00	N/R (4)	1,096,243

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,240,470
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,182,040
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,114,648
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,020,672
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,086,775

19,905	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	22,766,941

20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A1	23,670,694
172,955	Total Indiana			196,702,430

NUVEEN	31

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.7%

$1,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	$1,124,350

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,133,856
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,234,200
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,502,108
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,241,460
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,288,052

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,069,181
1,890	5.000%, 1/01/24 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,137,023
1,520	5.000%, 1/01/25 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,718,664
1,000	5.000%, 1/01/26 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,130,700

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	11,085,300

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,953,163
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,799,693

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
6,445	5.000%, 12/01/19	No Opt. Call	B	6,613,279
7,235	5.500%, 12/01/22	12/18 at 100.00	B	7,387,441
1,925	5.250%, 12/01/25	12/23 at 100.00	B	1,992,721

4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B	4,906,899

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,418,175

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,196,260

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
12,075	5.375%, 6/01/38	9/17 at 100.00	B+	12,075,724
2,315	5.500%, 6/01/42	9/17 at 100.00	B+	2,315,116
80,915	Total Iowa			87,323,365

	Kansas – 1.0%

14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	15,386,871

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,499,400

1,150	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	1,205,292

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,415,446

32	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (Pre-refunded 11/15/17)	11/17 at 100.00	AA (4)	$3,223,704

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	Aa3	1,871,571

670	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	674,543

330	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (4)	332,429

20	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	20,181

1,855	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 3.375%, 3/01/34	3/27 at 100.00	AA–	1,852,588

10,160	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,751,259

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A+	2,185,130
660	5.000%, 9/01/22	No Opt. Call	A+	765,910
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,778,549
50,145	Total Kansas			53,962,873

	Kentucky – 1.6%

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/18 at 100.00	A	2,554,419

1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	BBB	1,851,668

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	8,326,074

5,870	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	BBB–	5,870,528

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	21,702,708

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	7,820,680

625	Logan/Todd Regional Water Commission, Kentucky, Revenue Bonds, Refunding Series 2016A, 2.500%, 7/01/30 – AGM Insured	7/26 at 100.00	AA	576,987

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,529,906
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,749,434

3,760	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	BBB+	3,957,174

10,060	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	11,778,952

NUVEEN	33

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$1,135	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	$1,168,607

2,105	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,133,396

	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Baa3	1,141,278
1,060	5.000%, 8/01/26	No Opt. Call	Baa3	1,206,322
1,110	5.000%, 8/01/27	8/26 at 100.00	Baa3	1,250,881
1,165	5.000%, 8/01/28	8/26 at 100.00	Baa3	1,302,773
1,230	5.000%, 8/01/29	8/26 at 100.00	Baa3	1,364,341
2,935	5.000%, 8/01/37	8/26 at 100.00	Baa3	3,175,259

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,255	6.000%, 3/01/22	3/21 at 100.00	A3	1,438,456
1,320	6.250%, 3/01/23	3/21 at 100.00	A3	1,518,686
1,300	6.250%, 3/01/24	3/21 at 100.00	A3	1,491,035
80,655	Total Kentucky			86,909,564

	Louisiana – 2.7%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	5,035,453

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,136,064
540	5.000%, 2/01/24	No Opt. Call	AA	642,789
800	5.000%, 2/01/25	No Opt. Call	AA	964,264

585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB	640,598

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	557,398

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,435	5.000%, 6/01/25	No Opt. Call	A1	20,799,955
16,260	5.000%, 6/01/26	No Opt. Call	A1	19,530,211

245	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	256,167

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (4)	5,239

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA–	2,606,975
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,240,079
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,260,020

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (8)	12/17 at 100.00	N/R	1,298,340
320	6.000%, 12/15/37 (8)	9/17 at 100.00	N/R	159,734

34	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/17 (8)	No Opt. Call	N/R	$14,975

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A–	1,109,630

2,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	2,232,608

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
1,045	5.000%, 5/15/30	5/26 at 100.00	A3	1,202,272
2,025	3.000%, 5/15/31	5/26 at 100.00	A3	1,946,815
2,995	5.000%, 5/15/32	5/26 at 100.00	A3	3,411,035
3,700	5.000%, 5/15/33	5/26 at 100.00	A3	4,186,439

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,250	5.000%, 5/15/28	5/27 at 100.00	A3	1,486,275
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,174,870
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,345,644
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	2,026,080

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA–	1,201,420
2,750	5.000%, 7/01/29	7/23 at 100.00	AA–	3,079,780
5,000	5.000%, 7/01/31	7/23 at 100.00	AA–	5,571,750
3,835	5.000%, 7/01/32	7/23 at 100.00	AA–	4,260,148

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,308,773
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,643,062
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,437,840

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA–	4,493,432
3,940	5.000%, 12/01/20	No Opt. Call	AA–	4,389,318
5,400	5.000%, 12/01/21	No Opt. Call	AA–	6,165,774

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA–	1,162,260
870	5.000%, 12/01/23	No Opt. Call	AA–	1,024,051
1,020	5.000%, 12/01/24	No Opt. Call	AA–	1,213,025
470	5.000%, 12/01/25	No Opt. Call	AA–	566,284
730	5.000%, 12/01/27	12/25 at 100.00	AA–	864,524

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,316,988
100	5.000%, 6/01/24	No Opt. Call	A	117,909
500	5.000%, 6/01/25	6/24 at 100.00	A	585,265
500	5.000%, 6/01/26	6/24 at 100.00	A	579,200
525	5.000%, 6/01/27	6/24 at 100.00	A	605,125
330	5.000%, 6/01/28	6/24 at 100.00	A	377,718
570	5.000%, 6/01/29	6/24 at 100.00	A	649,179

NUVEEN	35

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$385	5.000%, 6/01/30	6/25 at 100.00	A	$445,892
775	5.000%, 6/01/32	6/25 at 100.00	A	890,583
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,146,100
650	5.000%, 6/01/35	6/25 at 100.00	A	741,019

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A–	547,545

6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,964,362
124,020	Total Louisiana			139,618,255

	Maine – 0.3%

1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,133,902

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,185	4.000%, 7/01/41	7/26 at 100.00	BBB	3,743,859
5,555	4.000%, 7/01/46	7/26 at 100.00	BBB	4,855,237

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	Ba2	1,101,760
3,850	6.750%, 7/01/41	7/21 at 100.00	Ba2	4,219,407

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	639,368

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – FGIC Insured	1/18 at 100.00	A1 (4)	111,750

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	514,015
225	4.000%, 7/01/20	No Opt. Call	BBB+	240,907
290	5.000%, 7/01/22	No Opt. Call	BBB+	333,239
17,445	Total Maine			16,893,444

	Maryland – 0.9%

	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,235	3.250%, 1/01/31	1/26 at 100.00	N/R	1,195,529
3,365	5.000%, 1/01/37	1/26 at 100.00	N/R	3,754,398

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,160	5.000%, 9/01/26	No Opt. Call	BBB–	1,361,991
1,760	5.000%, 9/01/27	No Opt. Call	BBB–	2,076,043
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB–	3,086,968

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	571,300
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,192,850
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	2,031,881

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	268,892

36	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
$520	5.000%, 6/01/27 – AGM Insured	6/26 at 100.00	AA	$631,540
1,000	5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,202,370
1,000	5.000%, 6/01/29 – AGM Insured	6/26 at 100.00	AA	1,190,030
895	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	1,054,668
1,870	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,163,908

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	839,925
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,512,395
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,835,674
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,220,180
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,737,739

1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	1,348,225

740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	801,279

7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,315,975

2,475	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 5.000%, 3/15/19	No Opt. Call	AAA	2,641,790
39,445	Total Maryland			45,035,550

	Massachusetts – 0.7%

1,685	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	Aa1	1,886,526

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	11,200,400

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BBB–	921,205
680	5.000%, 7/01/27	7/24 at 100.00	BBB–	745,307
925	5.000%, 7/01/28	7/24 at 100.00	BBB–	1,008,417
960	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,039,766

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,514,875

3,955	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,291,215

1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,405,489

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
360	5.000%, 10/01/17	No Opt. Call	N/R	362,509
515	5.000%, 10/01/18	10/17 at 100.00	N/R	517,925
450	5.250%, 10/01/37	10/17 at 100.00	N/R	450,693

NUVEEN	37

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
$915	4.500%, 7/01/21	7/20 at 100.00	Baa2	$970,623
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,866,788
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,816,064

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	546,020
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,855,823

1,080	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	1,174,640

1,940	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 6.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,126,162

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	50,189
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	N/R	1,479,152
36,410	Total Massachusetts			39,229,788

	Michigan – 1.7%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	809,948

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,399,832
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,964,392
2,880	0.000%, 7/01/24	No Opt. Call	BB	1,993,536

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,767,609

355	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	A	413,241

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A–	5,346,834

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,837,714

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	9/17 at 100.00	N/R	1,853,423

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,616,250

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	6,093,631

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,732,784

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,424,168

38	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
$1,000	5.000%, 9/01/26	3/24 at 100.00	A1	$1,165,350
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,312,860
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	2,928,694
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,295,840
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,664,800
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,561,513

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,391,868
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,395,828
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,272,372

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,265,400
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	5,997,647
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,632,000

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	AA (4)	1,345,968
84,930	Total Michigan			91,483,502

	Minnesota – 0.5%

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,862,293

500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	563,690

2,155	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	2,313,220

2,650	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	2,765,090

1,270	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,314,323

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,555	5.000%, 1/01/25	1/24 at 100.00	A+	3,040,808
3,005	5.000%, 1/01/32	1/24 at 100.00	A+	3,466,959

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	8/17 at 100.00	N/R	1,257,322
815	5.500%, 5/01/21	8/17 at 100.00	N/R	816,475

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	457,810

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	725,849

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B:
2,025	5.000%, 5/01/23	No Opt. Call	A1	2,388,204
1,500	5.000%, 5/01/24	No Opt. Call	A1	1,801,020

NUVEEN	39

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$490	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	$532,743

510	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	556,400

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	9/17 at 100.00	N/R	475,789
21,990	Total Minnesota			24,337,995

	Mississippi – 0.8%

5,370	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/17 at 100.00	BBB+	5,421,874

10,000	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/01/18)	No Opt. Call	BBB+	10,017,500

15,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	A–	16,651,650

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	10,719,714
39,230	Total Mississippi			42,810,738

	Missouri – 1.3%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	9/17 at 100.00	BB+	1,246,992
3,030	5.000%, 6/01/20	9/17 at 100.00	BB+	3,034,151

1,515	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast health, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	1,594,280

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
1,100	3.000%, 12/30/24	12/23 at 100.00	A+	1,172,292
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,141,740

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,067,140

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 (Pre-refunded 4/15/18) – AGC Insured	4/18 at 100.00	AA (4)	521,382

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (4)	2,056,520

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,536,766

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	223,938

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,472,052

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	449,685

40	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
$1,320	5.000%, 1/01/25	1/24 at 100.00	A2	$1,562,999
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,961,219
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,129,960

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,823,877

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	11,501,495
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	18,694,245

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB	7,588,005

385	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/17 at 100.00	N/R	385,339

1,195	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeast health, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	1,253,280
62,585	Total Missouri			66,417,357

	Montana – 0.6%

28,165	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A2	27,683,660

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,719,950
30,665	Total Montana			30,403,610

	Nebraska – 0.8%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,205,213

9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	10,034,514

655	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	696,691

665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA–	738,103

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
890	5.000%, 12/15/21	No Opt. Call	AA–	1,026,971
370	5.000%, 12/15/22	No Opt. Call	AA–	434,350

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	772,728
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,084,340

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A–	6,437,231

NUVEEN	41

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
$1,465	5.000%, 1/01/23	1/22 at 100.00	A+	$1,681,249
1,500	5.000%, 1/01/24	1/22 at 100.00	A+	1,718,610
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,087,114

645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	760,629

530	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 3.250%, 12/15/33	6/22 at 100.00	AA–	529,995

8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,226,880

	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	N/R	4,131,262
1,355	5.250%, 2/01/29	2/27 at 100.00	N/R	1,518,982
38,810	Total Nebraska			43,084,862

	Nevada – 2.4%

3,230	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA– (4)	3,356,164

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,312,700
1,025	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,191,450
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,204,637

21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	23,393,497

25,495	Clark County, Nevada, General Obligation Bonds, Limited Tax Bond Bank Additionally Secured by SNWA/Southern Nevada Water Authority Pledged Revenues, Series 2008, 5.000%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	26,453,357

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,719,620
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,181,407

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	Aa1	1,758,785
1,000	5.000%, 6/01/24	6/21 at 100.00	Aa1	1,133,890
12,450	5.000%, 6/01/25	6/21 at 100.00	Aa1	14,096,513

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,115	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,472,054
1,545	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,802,042
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,326,720

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
90	4.000%, 6/01/19	No Opt. Call	N/R	91,756
50	4.000%, 6/01/20	No Opt. Call	N/R	51,480
365	5.000%, 6/01/22	No Opt. Call	N/R	391,342

42	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$4,675	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	$5,485,879

11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,958,307

3,100	Nevada State, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/18	No Opt. Call	AAA	3,278,002

7,010	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory put 6/01/22)	No Opt. Call	A+	7,370,524

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,571,908
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,352,067

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,590,015
114,315	Total Nevada			125,544,116

	New Hampshire – 0.2%

895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A+	922,056

5,725	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Refunding Series 2009, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+ (4)	6,183,916

1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	Baa1	2,038,039

1,375	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Saint Anselm College, Series 2016, 3.500%, 8/01/41	8/26 at 100.00	A3	1,329,763

1,245	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A–	1,240,157

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 (Pre-refunded 8/15/17) – NPFG Insured	8/17 at 100.00	AA+ (4)	1,306,084
12,380	Total New Hampshire			13,020,015

	New Jersey – 5.6%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,777,100
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,145,341

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,354,445

NUVEEN	43

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$5,155	5.000%, 6/15/19	No Opt. Call	BBB+	$5,413,317
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,316,992
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	15,225,440
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,718,673
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,239,172
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,866,264
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,232,769
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,255,650
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,335,358
925	4.250%, 6/15/27	6/22 at 100.00	BBB+	955,627
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,954,208

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,497,069
2,215	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,438,516

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A–	26,381,750

370	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A–	344,581

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
1,000	5.000%, 7/01/35	7/26 at 100.00	BBB–	1,097,970
5,925	5.000%, 7/01/41	7/26 at 100.00	BBB–	6,443,971

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
5,390	3.500%, 12/01/29 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	5,325,320
11,705	3.750%, 12/01/31 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	11,722,792
11,975	4.000%, 12/01/32 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	12,239,049
5,000	3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	4,963,500

20,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/30	6/18 at 100.00	A+	20,409,200

1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A	776,779

10,630	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	11,496,983

3,695	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A–	3,878,050

14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A–	15,061,060

20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A–	21,369,580

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A–	1,906,111
1,850	5.250%, 6/15/34	6/25 at 100.00	A–	1,946,977

44	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	$6,105,919

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,517,974
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,928,672

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,925	4.500%, 6/01/23	9/17 at 100.00	BBB+	5,960,017
3,430	4.625%, 6/01/26	9/17 at 100.00	BBB	3,438,678
20,705	5.000%, 6/01/29	9/17 at 100.00	BBB–	20,757,177
11,290	4.750%, 6/01/34	9/17 at 100.00	BB–	11,233,776
16,280	5.000%, 6/01/41	9/17 at 100.00	B	16,064,616
283,215	Total New Jersey			295,096,443

	New Mexico – 0.3%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19) (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (4)	15,881,036

	New York – 5.4%

4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,559,258

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	358,662
500	5.000%, 1/01/25	No Opt. Call	A+	606,740

5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,467,708

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25	No Opt. Call	Baa3	2,188,705
1,400	5.000%, 12/01/27	6/27 at 100.00	Baa3	1,612,268
1,300	5.000%, 12/01/29	6/27 at 100.00	Baa3	1,471,028
1,500	5.000%, 12/01/32	6/27 at 100.00	Baa3	1,668,540

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,939,217

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	7,539,781

	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,045	5.000%, 5/15/24	5/22 at 100.00	AA	11,663,852
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,771,900

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	101,335
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	946,240

NUVEEN	45

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	$6,106,698

200	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	213,880

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	452,566

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
135	5.250%, 4/01/20	4/19 at 100.00	A–	143,851
545	5.250%, 4/01/21	4/19 at 100.00	A–	580,044
1,745	5.500%, 4/01/22	4/19 at 100.00	A–	1,861,880
260	5.000%, 4/01/23	4/19 at 100.00	A–	274,160

90	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	N/R (4)	96,587

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,416,273

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A–	729,316
2,455	5.000%, 7/01/32	7/24 at 100.00	A–	2,710,811

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	A–	1,709,055
1,000	5.000%, 7/01/29	7/24 at 100.00	A–	1,131,220

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	10,791,900

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	22,278,400

15,440	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/19	No Opt. Call	AA	16,662,694

980	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	990,280

20,255	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa2 (4)	20,470,918

28,110	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	30,063,364

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
2,005	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	2,269,239
2,065	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	2,367,729

46	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$1,390	5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	$1,545,861
4,410	4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	BBB	4,583,401
2,045	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,119,602
8,075	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,347,128
7,315	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,053,230
7,675	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	7,916,302
5,050	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	5,501,167
3,355	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	3,339,601
27,310	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	29,710,822
450	4.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	442,409

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,081,380

10,025	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	12,062,481

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	894,113

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A–	2,754,521
2,695	5.000%, 7/01/29	7/24 at 100.00	A–	3,019,640
4,200	5.000%, 7/01/30	7/24 at 100.00	A–	4,676,532
2,100	5.000%, 7/01/31	7/24 at 100.00	A–	2,327,136
1,335	5.000%, 7/01/32	7/24 at 100.00	A–	1,474,107
3,080	5.000%, 7/01/33	7/24 at 100.00	A–	3,390,834
259,530	Total New York			283,456,366

	North Carolina – 0.8%

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	649,589

795	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	819,454

105	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	109,192

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/22 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AAA	1,737,791

2,055	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,192,911

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	5,498,105
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA	11,355,943

3,570	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	3,780,273

1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	1,510,023

NUVEEN	47

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	$13,828,592

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 4.000%, 4/01/19	No Opt. Call	Aa3	210,110

500	Wayne County, North Carolina General Obligation Bonds, Limited Series 2017, 3.000%, 6/01/36	6/27 at 100.00	AA–	480,645
37,625	Total North Carolina			42,172,628

	North Dakota – 0.3%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	137,162
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,417,345
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,240,462
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,697,385
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,143,020
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,377,624

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,241,810

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	9/17 at 100.00	BBB–	2,417,833
14,795	Total North Dakota			16,672,641

	Ohio – 4.6%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,081,450

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,304,491

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,300	5.375%, 6/01/24	9/17 at 100.00	B–	3,204,003
71,525	5.125%, 6/01/24	9/17 at 100.00	B–	69,260,519
11,965	5.875%, 6/01/30	9/17 at 100.00	B–	11,805,866
5,155	5.750%, 6/01/34	9/17 at 100.00	B–	5,013,598

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,827,413

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,250	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,493,713
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,765,142
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,559,929
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,279,920
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,042,838

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,404,398

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,858,202
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,945,647

48	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	$491,629

2,435	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,556,823

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,055,313

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	Aa3	798,692
870	4.000%, 10/01/19	No Opt. Call	Aa3	914,614
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,228,235
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,352,420
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,102,686

355	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	150,875

4,235	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	Caa1	1,799,875

11,575	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	11,450,106

24,285	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	10,321,125

915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	Caa1	388,875

3,420	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	Caa1	1,453,500

240	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	Caa1	102,000

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,554,200

7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,780,360

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	26,301,907

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,372,168

5,170	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	5,766,515

7,990	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	Caa1	3,395,750

NUVEEN	49

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$3,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	Caa1	$1,540,625

2,295	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	Caa1	975,375

8,415	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	Caa1	3,576,375

12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	13,730,553

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	534,765

2,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	3,064,023
266,255	Total Ohio			242,606,513

	Oklahoma – 1.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,548,907
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,534,921

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,319,054
7,445	5.000%, 6/01/22	No Opt. Call	A+	8,586,095
3,020	5.000%, 6/01/23	No Opt. Call	A+	3,547,020

	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,716,153
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,676,065

	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,095,960
2,115	5.000%, 9/01/22	No Opt. Call	A	2,408,710
1,000	5.000%, 9/01/23	No Opt. Call	A	1,155,060
1,870	5.000%, 9/01/24	No Opt. Call	A	2,186,161
2,490	5.000%, 9/01/26	No Opt. Call	A	2,947,139

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	855,338
500	3.000%, 9/01/23	No Opt. Call	A–	519,720
600	5.000%, 9/01/24	No Opt. Call	A–	704,034
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,784,253

950	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/37	4/25 at 100.00	A–	924,284

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,210	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,676,927
3,070	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,504,037

50	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
$3,350	5.000%, 9/01/25	9/23 at 100.00	AA–	$3,883,354
10,675	5.000%, 9/01/26	9/23 at 100.00	AA–	12,421,430

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA–	7,418,991
7,845	5.000%, 9/01/26	9/25 at 100.00	AA–	9,420,511
70,500	Total Oklahoma			81,834,124

	Oregon – 0.8%

2,500	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 0.000%, 6/15/36	6/27 at 100.00	AA+	2,807,650

1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (7)	6/27 at 100.00	Aa1	1,205,446

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,595,727

7,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015D, 5.000%, 4/01/21	No Opt. Call	AAA	8,539,725

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,294,920

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	13,136,390

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	A+	3,949,402
1,925	5.000%, 5/15/33	5/26 at 100.00	A+	2,205,203
35,805	Total Oregon			40,734,463

	Pennsylvania – 4.1%

2,265	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,351,931

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,158,900

1,250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	Caa1	531,250

3,480	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Caa1	1,479,000

5,420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	Caa1	2,303,500

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,396,714

NUVEEN	51

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
$535	5.250%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	$563,505
565	5.375%, 10/01/21 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	595,979

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,099,460
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,148,175

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
200	4.000%, 6/01/19	No Opt. Call	Ba1	203,658
410	5.000%, 6/01/22	No Opt. Call	Ba1	444,772
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	860,903
520	5.000%, 6/01/25	6/23 at 100.00	Ba1	563,415
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	402,505
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	499,082

3,760	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 0.900%, 9/01/29 (Mandatory put 9/01/17)	No Opt. Call	A1	3,759,925

6,440	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 0.900%, 2/15/27 (Mandatory put 8/15/17)	No Opt. Call	A	6,440,322

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,279,102

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,879,645

7,355	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	Caa1	3,125,875

3,095	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	Caa1	1,315,375

2,985	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	3,265,411

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,375,846
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,694,421
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,667,568

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	601,480
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,302,601
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,940,319
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,392,883
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,450,328

52	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
$2,275	5.000%, 1/01/21	1/19 at 100.00	Aaa	$2,408,998
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	9,884,656
4,035	5.000%, 1/01/22	7/17 at 100.00	Aaa	4,049,445

19,875	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	19,069,665

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
7,500	2.800%, 10/01/31	10/25 at 100.00	AA+	7,206,900
8,405	3.100%, 10/01/36	10/25 at 100.00	AA+	8,041,400

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34 (7)	No Opt. Call	AA–	1,838,240

16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (7)	12/27 at 100.00	A–	19,709,738

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,875	5.000%, 6/01/25	No Opt. Call	A3	6,929,739
12,580	5.000%, 6/01/29	6/26 at 100.00	A3	14,773,575
11,420	5.000%, 6/01/35	6/26 at 100.00	A3	12,787,431

12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A1	14,421,486

1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/29	6/26 at 100.00	A1	1,164,470

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A+	8,525,046

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	3,351,930

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.585%, 12/01/24	12/17 at 100.00	AA–	10,728,114

2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	N/R	2,197,168

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB	1,510,656
730	5.000%, 12/01/20	No Opt. Call	BBB	805,759
1,105	5.000%, 12/01/21	No Opt. Call	BBB	1,239,965
1,625	5.000%, 12/01/22	No Opt. Call	BBB	1,850,875
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB	1,946,036
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB	2,030,953

60	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	63,467

105	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	111,868
212,210	Total Pennsylvania			215,741,430

NUVEEN	53

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.3%

$4,340	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BBB– (4)	$5,285,816

1,485	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2016 Series 68B, 3.400%, 10/01/46	10/25 at 100.00	AA+	1,444,608

104,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	9/17 at 100.00	CCC+	11,044,577
109,970	Total Rhode Island			17,775,001

	South Carolina – 0.9%

2,015	Anderson County School District 5, South Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 3/01/20	No Opt. Call	Aa1	2,219,462

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	6,489,634

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A	2,067,153
7,500	5.000%, 11/01/27	11/22 at 100.00	A	8,577,300
1,225	5.000%, 11/01/29	11/22 at 100.00	A	1,386,970

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,078,214
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,184,600

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,038,910

3,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31	6/25 at 100.00	AA–	3,363,900

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
7,000	5.000%, 12/01/29	6/26 at 100.00	AA–	8,026,340
3,835	5.000%, 12/01/31	6/26 at 100.00	AA–	4,350,961

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	516,460

1,450	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A+	1,609,921
40,980	Total South Carolina			45,909,825

	South Dakota – 0.1%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	612,528
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,181,370

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,079,550

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,567,500
4,025	Total South Dakota			4,440,948

54	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 1.3%

$2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	$2,398,612

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB+	2,532,746

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,631,478

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	1,014,619

2,665	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	2,750,813

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
3,160	5.000%, 4/01/29	4/27 at 100.00	BBB+	3,636,781
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB+	2,852,400
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB+	3,089,033

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,526,938
3,180	5.000%, 1/01/23	No Opt. Call	A	3,667,589
1,300	4.000%, 1/01/23	No Opt. Call	A	1,431,989
1,780	5.000%, 1/01/24	1/23 at 100.00	A	2,059,958

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,665,888
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,751,100
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,391,900

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,217,005

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,796,494

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,095,420
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,021,429

8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,423,165

12,060	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,316,290
62,745	Total Tennessee			69,271,647

	Texas – 6.4%

1,085	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,256,463

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB+	3,723,951

NUVEEN	55

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,395	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	$3,973,712

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	BBB+	2,237,839
1,390	5.000%, 1/01/33	7/25 at 100.00	BBB+	1,594,997
1,165	5.000%, 1/01/34	7/25 at 100.00	BBB+	1,332,352

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	BBB+	2,290,160
2,000	5.000%, 1/01/34	1/26 at 100.00	BBB+	2,283,720
1,650	5.000%, 1/01/35	1/26 at 100.00	BBB+	1,880,109
1,625	5.000%, 1/01/36	1/26 at 100.00	BBB+	1,849,023

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB	1,302,938

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,007,600

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 (Pre-refunded 9/05/17) – NPFG Insured	9/17 at 100.00	AA (4)	1,183,363

975	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	9/17 at 100.00	AA–	977,779

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured (ETM)	No Opt. Call	AA (4)	2,502,537

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19 (Pre-refunded 8/01/17)	8/17 at 100.00	AAA	1,123,494

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,131,940

7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,446,064

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	940,476
550	4.000%, 3/01/22	3/21 at 100.00	A–	588,396
800	4.000%, 3/01/23	3/21 at 100.00	A–	852,048
440	4.250%, 3/01/25	3/21 at 100.00	A–	468,851

1,825	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	12/22 at 100.00	A+	2,124,026

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
5,215	5.000%, 12/01/26	12/24 at 100.00	A+	6,189,475
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,740,243
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,510,660
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,106,425

5,035	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	6,118,129

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,119,299

56	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,650	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	8/17 at 100.00	AA+ (4)	$6,075,841

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,576,294
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,864,911
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	6,164,419

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 11.785%, 11/01/41 (IF) (5)	11/21 at 100.00	AA+	3,179,328

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	325,746
425	5.000%, 11/15/23	No Opt. Call	A3	493,221

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,809,238
4,470	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,376,740
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,893,894
11,540	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,719,791

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	A	2,358,507
2,380	5.000%, 7/01/20	No Opt. Call	A	2,510,115

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,144,777
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,285,881

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	21,063,719
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,626,950

1,955	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,104,909

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
905	5.250%, 9/01/24	9/17 at 100.00	A2	908,204
985	5.250%, 9/01/25	9/17 at 100.00	A2	988,398
610	5.250%, 9/01/26	9/17 at 100.00	A2	612,050

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	7,062,720
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,254,615

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,285,120

NUVEEN	57

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
$1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	$1,186,050
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,382,615
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,835,314
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,320,440
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,308,140

2,710	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	2,968,426

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Ba2	3,309,550
2,720	5.250%, 12/01/28	12/25 at 100.00	Ba2	2,976,360

1,310	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,373,456

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,360	5.000%, 8/15/24	8/22 at 100.00	Aa2	5,070,593
4,710	5.000%, 8/15/25	8/22 at 100.00	Aa2	5,443,865
3,920	5.000%, 8/15/26	8/22 at 100.00	Aa2	4,494,515
7,025	5.000%, 8/15/27	8/22 at 100.00	Aa2	8,025,852

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,370	0.000%, 9/01/43 (7)	9/31 at 100.00	AA+	2,530,710
9,130	0.000%, 9/01/45 (7)	9/31 at 100.00	AA+	10,595,730

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25	9/21 at 100.00	AA+	9,978,176
5,040	5.250%, 9/01/26	9/21 at 100.00	AA+	5,810,515

305	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A1	311,881

2,205	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	2,261,514

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25 (Pre-refunded 2/15/18)	2/18 at 100.00	Aaa	1,025,690

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	9/17 at 100.00	AAA	872,480

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,336,570

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,433,867

50	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	51,290

2,160	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	2,215,361

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,691,700

58	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,750	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	$5,251,553

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,837,308

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,505,430

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	18,276,050

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,726,601
2,900	4.000%, 8/15/19	No Opt. Call	A	3,025,425
3,015	4.000%, 8/15/20	No Opt. Call	A	3,188,061
3,135	4.000%, 8/15/21	No Opt. Call	A	3,356,018

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,013,580

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,271,851
302,685	Total Texas			338,803,994

	Utah – 0.5%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,756,727

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A	3,816,150
2,000	5.000%, 9/01/25	9/22 at 100.00	A	2,303,480
2,265	5.000%, 9/01/26	9/22 at 100.00	A	2,594,263

10,000	Utah State, General Obligation Bonds, Series 2009A, 5.000%, 7/01/22 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	10,409,400
23,950	Total Utah			25,880,020

	Virginia – 0.6%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	11,448,160

5,055	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	4,742,753

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	736,688

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/30	6/26 at 100.00	A–	1,145,630
1,185	3.125%, 6/15/31	6/26 at 100.00	A–	1,163,895
1,000	5.000%, 6/15/33	6/26 at 100.00	A–	1,126,770
195	5.000%, 6/15/34	6/26 at 100.00	A–	219,079

NUVEEN	59

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BB+	$740,665

6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,510,366

3,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	3,711,357
31,135	Total Virginia			32,545,363

	Washington – 0.8%

980	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	997,385

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 3, Refunding Series 2017A, 5.000%, 7/01/28	7/27 at 100.00	Aa1	12,456,100

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	282,583

2,265	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,446,789

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,526,740

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,435	5.000%, 1/01/26	7/25 at 100.00	A	1,717,896
1,250	5.000%, 1/01/27	7/25 at 100.00	A	1,476,375

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	A+	1,514,710
2,020	5.000%, 11/15/24	5/24 at 100.00	A+	2,431,333

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,442,345

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,825	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,011,442
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,224,920

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,542,110

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,719,105
38,330	Total Washington			43,789,833

	West Virginia – 0.4%

5,995	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,837,991

10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,238,988

60	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,015	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	$1,173,117

1,525	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A (4)	1,618,559
18,870	Total West Virginia			18,868,655

	Wisconsin – 3.1%

24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream Meadowlands Project, Series 2017, 6.500%, 12/01/37	12/27 at 100.00	N/R	25,373,804

5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,493,785

5,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	5,381,046

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA–	368,644
470	5.000%, 4/01/22	No Opt. Call	AA–	544,951

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
590	5.000%, 12/01/26	11/24 at 100.00	Aa3	700,855
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3	4,524,189

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A+	1,142,237
14,395	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	15,955,562

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	2,344,301

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B:
1,430	4.350%, 8/15/19	No Opt. Call	AA	1,524,223
8,670	5.500%, 8/15/29	2/20 at 100.00	AA	9,444,144

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,287,058
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,517,976

835	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	867,072

3,850	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	4,176,365

1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	2,092,743

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,864,836

NUVEEN	61

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015:
$825	5.000%, 12/15/23		No Opt. Call	AA–	$981,643
1,220	5.000%, 12/15/25		12/24 at 100.00	AA–	1,456,204

8,145	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27		5/19 at 100.00	AA–	8,860,050

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
855	6.000%, 5/01/27 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	932,249
185	6.000%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	201,715
1,785	6.000%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	AA– (4)	1,946,275
495	5.750%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	537,476
4,740	5.750%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	AA– (4)	5,146,739
35,170	6.000%, 5/01/36 (Pre-refunded 5/01/19)		5/19 at 100.00	AA– (4)	38,347,610

5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24		5/22 at 100.00	AA	6,740,528

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,110	5.000%, 7/01/24 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	1,195,748
3,355	5.000%, 7/01/25 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	3,614,174
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	4,309,000
151,415	Total Wisconsin				163,873,202

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB–	5,925,480
$5,065,910	Total Municipal Bonds (cost $5,004,352,798)				5,161,142,829

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$212	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$132,770

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	28,657
$269	Total Corporate Bonds (cost $22,578)				161,427

Shares	Description (1), (11)				Value

	INVESTMENT COMPANIES – 0.3%

15,000,000	Eaton Vance Municipal Income Trust				$14,997,900
	Total Investment Companies (cost $15,000,000)				14,997,900
	Total Long-Term Investments (cost $5,019,375,376)				5,176,302,156

62	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	MUNICIPAL BONDS – 0.4%

	Utah – 0.4%

$20,000	Murray City, Utah, Variable Rate Demand Obligations, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2003B, 0.860%, 5/15/36 (12)	9/17 at 100.00	A-1+	$20,000,000
$20,000	Total Short-Term Investments (cost $20,000,000)			20,000,000
	Total Investments (cost $5,039,375,376) – 98.7%			5,196,302,156
	Other Assets Less Liabilities – 1.3%			67,148,244
	Net Assets – 100%			$5,263,450,400

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$5,161,142,829	$—	$5,161,142,829
Corporate Bonds	—	—	161,427	161,427
Investment Companies	14,997,900	—	—	14,997,900
Short-Term Investments:
Municipal Bonds	—	20,000,000	—	20,000,000
Total	$14,997,900	$5,181,142,829	$161,427	$5,196,302,156

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments was $5,036,150,169.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$211,445,805
Depreciation	(51,293,818)
Net unrealized appreciation (depreciation) of investments	$160,151,987

NUVEEN	63

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

64	NUVEEN

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.1%

	MUNICIPAL BONDS – 100.1%

	Alabama – 0.8%

$4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A–	$4,682,512

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.500%, 1/01/21 (Pre-refunded 8/15/17)	8/17 at 100.00	AA (4)	1,003,500
1,000	5.500%, 1/01/22 (Pre-refunded 8/15/17)	8/17 at 100.00	A– (4)	1,003,500

14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	17,300,587

500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	506,805

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,037,160
22,895	Total Alabama			26,534,064

	Alaska – 0.2%

3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA	4,701,172

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	9/17 at 100.00	B3	1,959,980
5,855	Total Alaska			6,661,152

	Arizona – 2.1%

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	524,875

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	210,872

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	542,420

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,488,722

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	280,870

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	Aa2	476,137

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,436,360

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,077,746
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	7,874,520

NUVEEN	65

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$875	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	$925,671

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB+	1,087,170

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB	1,997,068
2,325	6.000%, 7/01/43	7/20 at 102.00	BB	1,990,153
195	6.000%, 7/01/48	7/20 at 102.00	BB	164,326

440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB	406,881

400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	409,200

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (4)	900,735

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	4,288,130

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,195,840
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	15,559,734
7,675	5.000%, 12/01/37	No Opt. Call	BBB+	9,169,476

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,041,830

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,475,612

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,793,574
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,145,999
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,171,335

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,184,460

802	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	9/17 at 100.00	N/R	776,368
62,662	Total Arizona			70,596,084

	Arkansas – 0.0%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB–	530,400
1,020	6.000%, 6/01/40	6/20 at 100.00	BBB–	1,088,983
1,520	Total Arkansas			1,619,383

66	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 15.4%

	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Windemere Ranch Infrastructure Financing Program, Refunding Subordinate Series 2017A:
$1,100	5.000%, 9/02/29 – AGM Insured	9/27 at 100.00	AA	$1,328,371
1,000	5.000%, 9/02/30 – AGM Insured	9/27 at 100.00	AA	1,200,390

	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	16,511,945
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	4,882,263
5,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	5,719,516

50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	47,055

2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	2,250,806

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 15.220%, 4/01/34 (Pre-refunded 4/01/18) (IF) (5)	4/18 at 100.00	AA (4)	1,125,640

2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,214,580

1,715	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,779,998

285	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	295,853

10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48 (WI/DD, Settling 7/06/17)	11/27 at 100.00	AA–	11,537,400

4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA–	5,308,161

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015:
4,000	5.000%, 11/15/26	11/25 at 100.00	Aa3	4,901,640
3,635	5.000%, 11/15/28	11/25 at 100.00	Aa3	4,369,125

1,670	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,884,996

3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	3,367,122

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	A+	1,647,244
1,105	5.000%, 2/01/31	2/27 at 100.00	A+	1,291,911

19,730	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Green Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	AA–	24,756,217

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	5,538,243

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA–	543,084

NUVEEN	67

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	$2,477,309

2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA–	2,555,898

1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	BB	1,531,194

3,340	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,633,686

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	557,777
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,373,512

5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,597,000

1,480	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/47 (WI/DD, Settling 7/06/17)	7/27 at 100.00	Baa2	1,653,634

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,135,160
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,198,153

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A–	1,971,270
8,875	5.000%, 2/01/47	2/27 at 100.00	A–	9,943,106

1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB–	1,210,605

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,125,730

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	Aaa	1,124,050

	California State University, Systemwide Revenue Bonds, Series 2016A:
1,500	5.000%, 11/01/24	No Opt. Call	Aa2	1,842,885
1,250	5.000%, 11/01/25	No Opt. Call	Aa2	1,555,012
2,000	5.000%, 11/01/26	5/26 at 100.00	Aa2	2,483,060
2,400	5.000%, 11/01/27	5/26 at 100.00	Aa2	2,944,056

17,795	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/31	9/26 at 100.00	AA–	21,323,037

700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 17.100%, 3/01/40 – AGM Insured (IF) (5)	3/20 at 100.00	AA	1,002,960

7,280	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/24	No Opt. Call	AA–	8,879,562

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	AA–	8,727,046

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,546,104

12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA–	13,958,280

1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB+	1,094,770

68	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,100	5.000%, 12/01/36	6/26 at 100.00	BB	$1,193,830
1,365	5.000%, 12/01/46	6/26 at 100.00	BB	1,472,671
26,380	5.250%, 12/01/56	6/26 at 100.00	BB	28,786,911

5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory put 12/01/23)	No Opt. Call	Aa3	5,991,922

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,872,522

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 16.552%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured (IF)	7/18 at 100.00	AA (4)	1,849,239

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30 (6)	9/17 at 100.00	CCC	802,939
5,300	5.750%, 7/01/35 (6)	9/17 at 100.00	CCC	5,048,992
2,000	5.500%, 7/01/39 (6)	9/17 at 100.00	CCC	1,813,100

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	1,048,510

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	1,097,806

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	1,097,806

2,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2004 Series 2004A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	1,593,840

385	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	384,430

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	486,216

6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	6,823,958

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Faculties District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	569,568

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	861,145
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	4,970,600

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/17 at 100.00	A	1,394,113

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,415	5.000%, 6/01/33	9/17 at 100.00	B+	3,431,187
18,280	5.750%, 6/01/47	9/17 at 100.00	B3	18,412,347
7,750	5.125%, 6/01/47	9/17 at 100.00	B–	7,749,457

NUVEEN	69

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	$1,095,750

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,743,964

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB (4)	1,546,380

	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,858,320
1,400	5.000%, 5/15/37 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,623,454
1,410	5.000%, 5/15/40 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,632,442

850	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2013B, 5.000%, 5/15/30	5/23 at 100.00	AA–	998,333

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A:
2,500	5.000%, 5/15/25 (Alternative Minimum Tax)	No Opt. Call	AA–	3,024,075
3,500	5.000%, 5/15/26 (Alternative Minimum Tax)	No Opt. Call	AA–	4,260,760
4,325	5.000%, 5/15/28 (Alternative Minimum Tax)	5/26 at 100.00	AA–	5,154,319
2,500	5.000%, 5/15/29 (Alternative Minimum Tax)	5/26 at 100.00	AA–	2,949,750
3,000	5.000%, 5/15/30 (Alternative Minimum Tax)	5/26 at 100.00	AA–	3,517,680

15,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47 (WI/DD, Settling 7/13/17)	7/27 at 100.00	Aa2	17,539,500

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,751,421
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	2,981,425

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	1,088,060

5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2017A, 5.000%, 7/01/26	No Opt. Call	AAA	6,279,500

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	2,999,800

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	599,290

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	3,242,400

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,101,640

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,113,220

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,978,940
2,500	6.500%, 11/01/39	No Opt. Call	A	3,533,625

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	8/17 at 100.00	A (4)	15,515,637

70	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,000	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A, 5.000%, 8/15/46	8/26 at 100.00	N/R	$2,216,060

	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	601,570
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	591,770

1,075	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	9/17 at 102.00	CCC+	1,031,140

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/17 at 100.00	N/R	1,745,707

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (4)	3,389,010

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,952,923

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,338,685

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	2,120,745

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	AA	13,961,550

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,513,720

715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	774,331

900	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	903,609

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,111,952
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,119,605

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,169,220

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	745,951

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB–	14,514,024

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB	10,787,423

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A+	8,417,052

2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A2	2,302,400

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	529,993

NUVEEN	71

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	A+	$2,553,715

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,169,720

275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47	9/27 at 100.00	N/R	284,551

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	BBB+	597,890

4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	9/17 at 100.00	B+	4,750,000

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (4)	1,032,461

5,000	University of California, General Revenue Bonds, Series 2017AV, 5.000%, 5/15/33	5/27 at 100.00	AA	6,014,900

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	216,615

730	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	730,854

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	5,461,450

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA	1,611,825

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	1,975,003
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,017,627
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,013,136

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,560,902
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,312,896
476,355	Total California			516,971,195

	Colorado – 3.7%

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,080,224

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,105,866

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,524,333

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,044,680

72	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB–	$2,551,150

875	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (4)	932,881

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	3,246,930

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,577,505

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42 (8)	6/22 at 100.00	N/R	1,075,039
1,375	7.125%, 6/01/47 (8)	6/22 at 100.00	N/R	1,078,962

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,850,680

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	6/25 at 100.00	A–	6,551,874

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	779,803

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,079,890

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	105,305

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,269,130

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	1,281,687

755	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	9/17 at 100.00	BBB+	756,608

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,659,801

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	543,991

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,064,130

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,097,423

165	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	164,711

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,945,714

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,544,100

NUVEEN	73

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
$510	5.000%, 12/01/31	12/26 at 100.00	Baa2	$584,582
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	3,993,465
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,362,936
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	638,783
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	338,403

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	9,625,084

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	13,410
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	252,231
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	11,545
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	13,808

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	7,256,194

1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,380,145

1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,016,411

1,926	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,041,541

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,410,891

750	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	802,305

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,719,016

9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	8,457,092

2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,277,679

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	673,859

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,373,014

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A	2,746,938
3,580	6.500%, 11/15/38	No Opt. Call	A	5,031,726

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,108,466
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,710,735

74	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	$853,639
122,561	Total Colorado			124,606,315

	Connecticut – 0.8%

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53	9/26 at 100.00	N/R	863,079

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	A	1,120,570

11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA–	12,516,460

1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	AA	1,869,300

8,785	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 4.000%, 9/01/34	9/26 at 100.00	AA	9,063,924

663	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	718,652

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,170,152
25,783	Total Connecticut			28,322,137

	Delaware – 0.2%

950	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	990,441

1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,016,240

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,390,400
6,950	Total Delaware			7,397,081

	Florida – 5.0%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	345,513
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,553,598

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,305,100

480	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	9/17 at 100.00	N/R	480,072

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	943,262

6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	6,733,440

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A	1,538,145
1,380	5.000%, 7/04/50	7/25 at 100.00	A	1,420,337

NUVEEN	75

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA	$5,049,167

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,164,605

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	1,099,770

1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,005,380

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,178,520

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,037,910

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	1,080,840
500	6.000%, 6/15/32	6/22 at 100.00	N/R	536,890
1,100	6.125%, 6/15/43	6/22 at 100.00	N/R	1,180,135

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,316,880

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,528,320

1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46	6/25 at 100.00	N/R	1,611,244

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	9/17 at 100.00	B+	3,025,070

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A–	7,517,808

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,368,462
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,128,120
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,344,040

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,001,420

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	1,012,940

3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	3,476,960

750	Jacksonville, Florida, Economic Development Commission, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	11/17 at 100.00	BBB–	717,142

840	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	9/17 at 100.00	BB	840,210

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	889,560
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,398,334

76	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A–	$7,488,662

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	911,125
9,500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	9,773,600

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1	2,199,100

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,144,990

860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	984,537

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,759,873

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	13,794,374

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 (Pre-refunded 10/01/18) – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA (4)	2,111,980

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured (UB) (5)	6/19 at 100.00	AA (4)	1,130,168

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	24,812,330

1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	1,003,880

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	584,193
625	5.000%, 6/01/32	6/21 at 100.00	A–	666,356
750	5.000%, 6/01/36	6/21 at 100.00	A–	795,360
875	5.125%, 6/01/42	6/21 at 100.00	A–	928,935

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	7/17 at 100.00	N/R (4)	153,087

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	2,423,887

1,010	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	999,728

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,889,229

830	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	869,624

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	557,590

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	560,156

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	39,111

NUVEEN	77

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	9/17 at 100.00	N/R	$164,998

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	173,403

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	92,950

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	11/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40	5/18 at 100.00	N/R	15,087

100	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	11/17 at 100.00	N/R	96,558

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
90	5.250%, 5/01/39	9/17 at 100.00	N/R	86,479
295	6.650%, 5/01/40	5/18 at 100.00	N/R	295,071

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	268,104

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	140,365

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	5/18 at 100.00	N/R	3

2,415	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	9/17 at 100.00	N/R	2,415,024

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	261,107

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,559,535

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	14,586,520

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
500	5.125%, 5/01/36	5/28 at 100.00	N/R	508,830
995	5.500%, 5/01/46	5/28 at 100.00	N/R	1,020,323
156,560	Total Florida			168,095,433

	Georgia – 2.3%

615	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	669,298

870	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	928,125

4,565	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	Aa2 (4)	5,013,420

78	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$2,435	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	Aa2	$2,666,276

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A:
3,500	5.000%, 11/01/28	11/27 at 100.00	Aa2	4,361,735
5,120	5.000%, 11/01/29	11/27 at 100.00	Aa2	6,311,680
5,175	5.000%, 11/01/30	11/27 at 100.00	Aa2	6,338,909

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,317,100

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,279,861

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	1,160,750

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,085,539
1,000	5.500%, 9/15/28	No Opt. Call	A	1,215,150

22,045	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Refunding Series 2015C, 5.000%, 7/01/27	7/26 at 100.00	AA+	27,264,815

3,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A+	3,498,630

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,754,660

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	1,076,580
63,975	Total Georgia			75,942,528

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,079,741

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,098,640

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,069,802

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,840,616
5,635	Total Guam			6,088,799

	Hawaii – 0.3%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	1,705,485

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,082,080

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
935	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,085,133
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,478,650

NUVEEN	79

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	$5,101,535
9,230	Total Hawaii			10,452,883

	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,103,948
205	5.000%, 9/01/37	9/26 at 100.00	BB+	224,635

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	1,070,280
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	816,088

2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB–	2,128,160
6,265	Total Idaho			6,343,111

	Illinois – 13.3%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	2,198,280

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	1,390,264
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	A	1,610,848

67,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	71,477,472

590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B+	464,944

1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	B+	987,880

35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	33,520,073

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,261,679

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,487,951

900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	870,444

8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	9,068,358

920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	923,358

13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	13,689,686

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
590	5.000%, 1/01/34	1/19 at 100.00	BBB+	573,214
1,815	5.000%, 1/01/40	1/19 at 100.00	BBB+	1,723,342

80	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
$400	5.250%, 1/01/35	1/21 at 100.00	BBB+	$395,936
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	982,732

1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	972,670

7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	7,504,785

1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22	1/20 at 100.00	BBB+	1,658,789

1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,323,155

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,288,770
935	5.000%, 1/01/25	No Opt. Call	BBB+	938,478
2,150	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,111,300
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	681,848
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,080,909

2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,189,022

715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	711,189

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	4,650,545

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B–	2,077,780

	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA–	353,760
750	0.000%, 2/01/36	2/21 at 100.00	AA–	246,600

1,610	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,696,988

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
310	5.000%, 12/01/26	9/17 at 100.00	BBB	310,316
11,050	5.000%, 12/01/36	9/17 at 100.00	BBB	11,055,967

1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,542,030

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,344,633

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	1,342,248

850	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	11/17 at 100.00	BBB–	854,462

1,290	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	1,397,251

710	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	808,413

2,325	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A, 5.000%, 12/01/37	12/25 at 100.00	BBB+	2,460,757

NUVEEN	81

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	$1,026,900

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,170,690

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	3,864,619

10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	11,757,713

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,171,120

740	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	815,295

1,635	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,852,880

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	509,280

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,621,489

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,644,390

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	28,503
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (4)	3,277,874

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	1,028,471
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,137,670

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	3,985,808

1,335	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,469,328

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	A+	20,461

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	Aaa	1,832,532

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,280,083

3,485	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,585,682

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,209,025

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	10,078,920

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	996,105

82	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	$4,548,720

930	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,013,849

470	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	525,648

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,729,560

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	8/17 at 100.00	N/R	2,353,125

3,875	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	8/17 at 100.00	BBB+	3,879,766

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (5)	9/17 at 100.00	AA+	4,003,200

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,145,444

5,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	BBB	5,200,050

8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,189,120

2,125	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/37	6/26 at 100.00	BBB	1,893,375

5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,134,600

	Illinois State, General Obligation Bonds, November Series 2016:
5,325	5.000%, 11/01/24	No Opt. Call	BBB	5,574,103
11,200	5.000%, 11/01/33	11/26 at 100.00	BBB	11,374,720

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,681,681
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,050,835
500	5.000%, 3/01/27	3/22 at 100.00	BBB	509,800

	Illinois State, General Obligation Bonds, Series 2013:
1,440	5.250%, 7/01/28	7/23 at 100.00	BBB	1,498,565
1,800	5.500%, 7/01/38	7/23 at 100.00	BBB	1,875,510

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AA+	5,451,400

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016D, 3.000%, 6/15/32	6/26 at 100.00	AA–	4,546,750

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B:
585	5.000%, 1/01/28	7/26 at 100.00	AA–	692,927
1,905	5.000%, 1/01/29	7/26 at 100.00	AA–	2,239,785
845	5.000%, 1/01/31	7/26 at 100.00	AA–	979,634
2,055	5.000%, 1/01/32	7/26 at 100.00	AA–	2,371,902
2,500	5.000%, 1/01/34	7/26 at 100.00	AA–	2,860,100

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)	9/17 at 100.00	N/R	417,466

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured (8)	9/17 at 100.00	N/R	2,804,940

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (10)	9/17 at 100.00	D	474,917

NUVEEN	83

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB–	$843,561

1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,336,448

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	5,094,252

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BB+	1,154,979

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	A	6,956,551

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	4,276,800

1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,013,078

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	898,472

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,432,033
3,000	6.250%, 6/01/24	9/17 at 100.00	A	3,062,640

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,638,684

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,898,426
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	15,984,563

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/19 at 100.00	N/R	1,019,620

5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,165,900

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	8,489,832
440,606	Total Illinois			447,881,295

	Indiana – 2.4%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	9/17 at 100.00	BB	402,794

695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43	1/24 at 104.00	N/R	702,986

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A+	3,486,462
5,215	5.250%, 10/15/20	No Opt. Call	A+	5,810,397

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B–	1,394,596

84	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
$2,475	7.000%, 12/01/34	12/24 at 100.00	N/R	$2,586,350
4,920	7.250%, 12/01/44	12/24 at 100.00	N/R	5,142,286

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
3,710	7.000%, 12/01/34	12/24 at 100.00	N/R	3,876,913
6,075	7.250%, 12/01/44	12/24 at 100.00	N/R	6,349,468

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,103,830

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,260,730

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,162,900

9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	A–	9,911,009

685	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	731,073

2,815	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	2,981,254

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,650,656
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,501,290
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,657,531

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
420	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	471,723
9,185	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	11,055,066

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	6,338,750
73,050	Total Indiana			79,578,064

	Iowa – 0.6%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,541,402

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	Aa3 (4)	543,655

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,180	5.000%, 12/01/19	No Opt. Call	B	1,210,810
2,750	5.500%, 12/01/22	12/18 at 100.00	B	2,807,942
5,375	5.250%, 12/01/25	12/23 at 100.00	B	5,564,092

1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	1,053,286

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	Aaa	1,066,760

NUVEEN	85

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$2,530	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	$2,699,763

2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	9/17 at 100.00	B+	2,045,164
18,670	Total Iowa			19,532,874

	Kansas – 0.3%

	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa2	1,631,445
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa2	1,428,095

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA	523,485

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	4,958,588

1,875	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	9/17 at 100.00	BB+	1,876,012

1,015	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,049,368
10,750	Total Kansas			11,466,993

	Kentucky – 0.9%

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/18 at 100.00	A	1,567,200

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB	2,824,825
2,480	6.000%, 6/01/30	6/20 at 100.00	BBB	2,819,958

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	BBB+	6,129,511

5,735	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc., Series 2016A, 5.000%, 10/01/31	10/26 at 100.00	A–	6,630,406

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,448,443

1,600	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (4)	1,715,808

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,646,250
25,875	Total Kentucky			28,782,401

	Louisiana – 1.7%

1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,477,887

3,055	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	3,101,283

86	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
$5,000	6.750%, 12/15/37 (8)	12/17 at 100.00	N/R	$3,245,850
800	6.000%, 12/15/37 (8)	9/17 at 100.00	N/R	399,336

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/17 (8)	No Opt. Call	N/R	32,446

27,385	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	30,359,559

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,110,090

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,182,120

240	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	244,747

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,242,176

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,165,080

13,120	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	9/17 at 100.00	BBB	13,151,619
56,995	Total Louisiana			58,712,193

	Maine – 0.5%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	Ba2	2,203,520
10,390	6.750%, 7/01/41	7/21 at 100.00	Ba2	11,386,920

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,811,653

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	526,360
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,139,160
15,515	Total Maine			17,067,613

	Maryland – 0.8%

9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	11,080,496

14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	16,115,911

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/19 at 100.00	BB+	1,031,030
24,795	Total Maryland			28,227,437

	Massachusetts – 1.1%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,376,491

NUVEEN	87

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$8,350	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	$8,374,966

	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,319,484
5,065	5.000%, 7/01/37	7/26 at 100.00	BBB	5,553,063

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,157,813

50	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	52,955

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 11.949%, 7/01/34 (IF)	7/19 at 100.00	AA–	8,036,657

1,525	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,639,223

3,025	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	3,300,366

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,265,746
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	N/R	706,762

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 11.945%, 8/01/38 (IF) (5)	8/19 at 100.00	AAA	2,867,660
35,560	Total Massachusetts			38,651,186

	Michigan – 1.5%

9,430	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	7,934,968

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (4)	887,520

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	7,904,455

10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA–	11,433,996

510	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	516,268

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
470	6.000%, 10/01/21	No Opt. Call	BB–	467,236
500	7.000%, 10/01/31	10/21 at 100.00	BB–	499,035
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	983,270

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,650,270

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	9/17 at 100.00	BBB	1,252,050

88	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,245	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	9/17 at 100.00	N/R	$1,245,174

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	850,245
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,263,460

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	A (4)	552,420
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A (4)	1,639,485

5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A1	5,555,500

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	6,500,957
50,275	Total Michigan			52,136,309

	Minnesota – 1.7%

310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	277,252

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	151,767
270	5.000%, 7/01/47	7/24 at 102.00	N/R	270,640

4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,056,845

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	252,615
675	5.250%, 1/01/46	1/23 at 100.00	N/R	676,917

	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46	8/22 at 100.00	N/R	1,579,336
1,250	5.000%, 8/01/51	8/22 at 100.00	N/R	1,265,038

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/18 at 102.00	BB+	1,033,830

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,033,350

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,597,634

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,220,260
3,000	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,230,250

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	2,866,440

4,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/29	No Opt. Call	AA	5,891,920

NUVEEN	89

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	$491,915

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	14,859,167

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27	11/25 at 100.00	BBB–	2,830,200
2,080	5.250%, 11/15/28	11/20 at 100.00	BBB–	2,254,741
535	5.250%, 11/15/35	11/20 at 100.00	BBB–	572,632
235	5.000%, 11/15/44	11/25 at 100.00	BBB–	252,439

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,389,789

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,194,788
55,450	Total Minnesota			56,249,765

	Mississippi – 0.2%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,824,050

	Missouri – 1.9%

3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,968,765

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,760	3.000%, 8/01/32	8/26 at 100.00	A	1,620,432
55	3.000%, 8/01/34	8/26 at 100.00	A	49,442

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,654,904

8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,174,101

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,377,450

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 11.727%, 11/15/39 (Pre-refunded 11/15/19) (IF)	11/19 at 100.00	AA+ (4)	5,684,625

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,614,275

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	15,821,025

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	2,957,400
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	3,912,580
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,329,250
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,549,420
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	2,913,240
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	927,740

90	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,325	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/17 at 100.00	N/R	$1,282,083

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,109,824
75,472	Total Missouri			62,946,556

	Nebraska – 1.2%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,308,760

1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A–	1,928,546

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	A+ (4)	2,807,008

	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2:
18,465	5.000%, 2/01/46 (UB) (5)	2/26 at 100.00	A+	21,016,863
10,000	5.000%, 2/01/49 (UB) (5)	2/26 at 100.00	A+	11,364,100
36,955	Total Nebraska			41,425,277

	Nevada – 1.2%

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	2,156,440

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,157,006
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,725,948

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	2,245,860
1,500	8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,698,555

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	Aa1	2,783,600

20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016A, 5.000% 6/01/46 (UB)	6/26 at 100.00	AA	23,008,200

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
125	4.000%, 6/01/19	No Opt. Call	N/R	127,439
110	4.000%, 6/01/20	No Opt. Call	N/R	113,255
815	4.000%, 6/01/21	No Opt. Call	N/R	846,418
370	5.000%, 6/01/23	No Opt. Call	N/R	400,177
200	4.250%, 6/01/24	6/23 at 103.00	N/R	206,228

1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,793,399

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
435	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	455,976
1,325	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,412,848

NUVEEN	91

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	$459,864
36,480	Total Nevada			40,591,213

	New Hampshire – 0.1%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 12.790%, 6/01/39 (Pre-refunded 6/01/19) (IF) (5)	6/19 at 100.00	AA+ (4)	4,099,456

	New Jersey – 2.4%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,085,160

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,560,401

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	9/17 at 100.00	A	1,817,121
1,775	5.000%, 7/01/23 – NPFG Insured	9/17 at 100.00	A	1,817,121

9,090	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A–	9,957,822

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/17 at 100.00	BB–	1,083,650
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,799,523

2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	2,551,397

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	904,305

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,166,185

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	673,686

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa2	1,156,770

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,603,153

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 17.018%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	1,705,222

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
4,110	5.000%, 6/15/27	6/26 at 100.00	A+	4,493,956
1,930	5.000%, 6/15/28	6/26 at 100.00	A+	2,093,606

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,944,493

92	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	$1,112,020

1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	2,062,562

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,173,140

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,805	4.625%, 6/01/26	9/17 at 100.00	BBB	5,819,687
1,970	5.000%, 6/01/29	9/17 at 100.00	BBB–	1,974,964
6,520	4.750%, 6/01/34	9/17 at 100.00	BB–	6,487,530
16,880	5.000%, 6/01/41	9/17 at 100.00	B	16,656,678
75,785	Total New Jersey			80,700,152

	New Mexico – 0.2%

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB	3,130,500

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19) (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (4)	3,283,150

365	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	363,803
6,435	Total New Mexico			6,777,453

	New York – 10.2%

11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	12,487,813

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	1,235,267
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	8,770,051

520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	521,414

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27 (WI/DD, Settling 7/31/17)	6/24 at 103.00	BBB–	538,685
250	5.000%, 6/01/35 (WI/DD, Settling 7/31/17)	6/24 at 103.00	BBB–	268,678

1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,670,141

2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A–	2,863,400

7,500	Dormitory Authority of the State of New York State Personal Income tax Revenue Bonds (General Purpose), Series 2017A, 5.000%, 2/15/38 (WI/DD, Settling 7/13/17)	2/27 at 100.00	AAA	8,796,300

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,000	5.000%, 7/01/30	7/27 at 100.00	Aa3	2,423,340
2,170	5.000%, 7/01/31	7/27 at 100.00	Aa3	2,617,628
2,500	5.000%, 7/01/32	7/27 at 100.00	Aa3	2,998,675

NUVEEN	93

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	$9,063,430

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	5,583,096

2,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A, 5.000%, 7/01/29	7/27 at 100.00	Aa2	2,467,020

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34	6/27 at 100.00	Baa3	110,446
300	5.000%, 12/01/36	6/27 at 100.00	Baa3	330,033

	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	605,840
175	5.000%, 7/01/32	7/27 at 100.00	A+	208,217

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	5,320

10	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	AAA	10,639

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2016-XF0525:
1,995	12.091%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,362,339
2,333	12.081%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,761,423

6,975	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/32	2/27 at 100.00	Aa3	8,300,529

160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	AA–	183,712

240	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	278,203

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,270,660

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,111,410
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,200,592

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/29	11/27 at 100.00	AA	1,232,220

3,425	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2017B-2, 5.000%, 11/15/28	11/27 at 100.00	AA	4,284,470

7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A–	7,966,271

	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA–	1,663,046
1,000	5.000%, 7/01/36	7/27 at 100.00	AA–	1,179,300
1,000	5.000%, 7/01/37	7/27 at 100.00	AA–	1,177,400

94	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$235	5.000%, 7/01/23	No Opt. Call	A–	$273,394
300	5.000%, 7/01/24	No Opt. Call	A–	353,391
210	5.000%, 7/01/26	7/24 at 100.00	A–	242,737

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (8)	10/17 at 102.00	N/R	960,000
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	320,000

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	783,540

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD:
5,000	5.250%, 6/15/47	12/26 at 100.00	AA+	5,997,850
1,000	5.000%, 6/15/47	12/26 at 100.00	AA+	1,165,420

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	5,926,250
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	5,916,750

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 15.218, 6/15/39 (IF)	6/19 at 100.00	AA+	1,294,640

10,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series C, 5.000%, 11/01/30	5/27 at 100.00	AAA	12,699,645

10,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	AAA	12,519,665

6,885	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/39	5/27 at 100.00	AAA	8,082,164

	New York City, New York, General Obligation Bonds, Fiscal 2017 Series C:
10,000	5.000%, 8/01/27	2/27 at 100.00	AA	12,421,000
5,000	5.000%, 8/01/28	2/27 at 100.00	AA	6,154,950

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	9/17 at 100.00	AA	5,025

13,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	14,725,700

New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A:

10,000	5.000%, 6/15/42	6/27 at 100.00	AAA	11,881,100
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	17,736,000

1,120	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	1,171,901

2,495	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	2,691,431

2,660	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Pre-refunded 8/01/21) (Alternative Minimum Tax)	8/21 at 100.00	BB– (4)	2,835,134

NUVEEN	95

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$8,120	4.000%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	$8,349,877
14,340	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	15,600,629

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	3,514,595

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017:
6,500	5.000%, 10/15/33 (Alternative Minimum Tax)	4/27 at 100.00	AA–	7,607,665
11,000	5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	12,773,090
12,235	5.000%, 4/15/37 (Alternative Minimum Tax)	4/27 at 100.00	AA–	14,162,380

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	894,113

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,285,842

	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
5,000	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	6,026,650
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	6,076,650
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,493,459

1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA–	1,603,671

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,548,330

4,405	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,513,231

7,880	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,762,560

10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	11,811,700

5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	5,653,648
300,333	Total New York			342,382,785

	North Carolina – 0.5%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 12.036%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,320,817

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	1,204,420

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,085,550

	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	354,246
890	5.000%, 10/01/37	10/24 at 102.00	N/R	928,110

96	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
$1,930	5.000%, 7/01/47	7/26 at 100.00	BBB–	$2,147,183
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB–	1,110,736
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB–	4,728,501

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	2,140,420
14,250	Total North Carolina			16,019,983

	North Dakota – 0.3%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,032,489

2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,093,846

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,201,955
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,820,946
10,280	Total North Dakota			11,149,236

	Ohio – 2.8%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
9,370	5.125%, 6/01/24	9/17 at 100.00	B–	9,073,346
12,920	5.875%, 6/01/30	9/17 at 100.00	B–	12,748,164
4,060	5.750%, 6/01/34	9/17 at 100.00	B–	3,948,634
20,260	5.875%, 6/01/47	9/17 at 100.00	B–	19,867,361

3,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A	3,316,290

2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	2,291,720

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB–	3,281,163

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
2,725	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,865,147
525	5.625%, 8/15/29 (Pre-refunded 8/01/18)	8/18 at 100.00	A3 (4)	547,948

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	6,742,761

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,620,450

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,761,905

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	637,500

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,834,504

NUVEEN	97

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,250	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	Caa1	$531,250

700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	Caa1	297,500

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	Caa1	1,700,000

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	BB	2,394,624
1,250	5.000%, 12/01/22	No Opt. Call	BB	1,336,450
3,000	5.750%, 12/01/32	12/22 at 100.00	BB	3,298,800
2,000	6.000%, 12/01/42	12/22 at 100.00	BB	2,207,420

700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34	1/24 at 104.00	N/R	714,413

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,072,240

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Baa3	2,191,040
2,500	5.000%, 12/01/32	12/22 at 100.00	Baa3	2,638,100
95,720	Total Ohio			93,918,730

	Oklahoma – 0.6%

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017:
7,500	5.000%, 8/01/52	8/27 at 100.00	BBB–	8,136,675
2,500	5.250%, 8/01/57	8/27 at 100.00	BBB–	2,742,825

9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	9,843,925
19,090	Total Oklahoma			20,723,425

	Oregon – 0.7%

8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,448,515

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,994,125
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,707,856

935	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	N/R	1,076,082

885	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	913,904

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,843,383
20,930	Total Oregon			22,983,865

98	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 2.7%

$315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	$291,791

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB	1,256,209

1,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	Caa1	743,750

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	B1	5,454,610
450	3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	Caa1	191,250

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Caa1	850,000

100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	106,956

900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	968,202

1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,650,477

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	2,128,300

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	795,240

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 15.388%, 8/01/38 (Pre-refunded 8/01/20) (IF) (5)	8/20 at 100.00	N/R (4)	1,332,886

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Baa2	1,998,775
1,310	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,407,739

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA–	4,127,615

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,773,882

1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	BB–	1,029,400

2,800	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	3,063,032

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
5,555	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	6,193,547
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	4,162,725

NUVEEN	99

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	$1,361,184

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	8,248,504

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	19,360,800

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB	499,022

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,234,620

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	282,607

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A+ (4)	2,765,608

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	10,234,561

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,611,944

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	AA–	3,345,810

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A1 (4)	1,648,896
84,115	Total Pennsylvania			92,119,942

	South Carolina – 0.4%

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	513,830

5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	AA–	5,516,450

70	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AA– (4)	74,568

1,930	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,055,933

2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	AA–	2,456,279

2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	AA–	2,258,780
11,645	Total South Carolina			12,875,840

	South Dakota – 0.4%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,770,625

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,084,350

100	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

$910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	$1,008,608

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	7,081,020
11,160	Total South Dakota			11,944,603

	Tennessee – 0.7%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 (Pre-refunded 6/01/19) – SYNCORA GTY Insured	6/19 at 100.00	AA (4)	3,899,815

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	BBB+	539,759
1,500	6.125%, 10/01/28	10/18 at 100.00	BBB+	1,588,485

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,169,140

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,017,120

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,587,845

5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	5,898,511

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
215	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	233,729
785	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA (4)	853,381

635	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (4)	697,554

1,365	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,467,907

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,121,270
20,360	Total Tennessee			22,074,516

	Texas – 8.8%

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB–	135,305
740	5.000%, 12/01/51	12/26 at 100.00	BBB–	794,679

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,635,450

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	3,783,054

NUVEEN	101

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$430	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	9/18 at 100.00	AA	$447,097

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (4)	1,939,725

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,979,564

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,152,500

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,919,939

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,437,350

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,536,150

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	10,329,724

12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/46 (UB) (5)	12/25 at 100.00	AA+	14,028,830

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,909,605
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,674,495

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	22,144

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A+	5,458,850

1,760	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (4)	1,817,235

1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,769,846

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,124,966

8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,291,717

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,177,160

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	A	3,130,140

1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,406,055

1,135	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB–	1,232,689

102	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	$1,617,390

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	269,170

8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,383,167

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,190,695

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A2	377,920

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 (Pre-refunded 2/15/18) – AGC Insured	2/18 at 100.00	Aa1 (4)	2,705,961

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,512,415
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,396,736

6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	A3	7,460,477

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27 (Pre-refunded 11/01/17)	11/17 at 100.00	BBB (4)	1,014,460
2,500	5.250%, 11/01/37 (Pre-refunded 11/01/17)	11/17 at 100.00	BBB (4)	2,537,200

1,315	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,378,699

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	4,495,538

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	N/R	685,981
805	5.000%, 11/01/51	11/23 at 103.00	N/R	832,241

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	N/R	1,143,340
1,550	5.000%, 11/15/46	11/24 at 102.00	N/R	1,599,089

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	780,285

5,505	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	N/R	5,254,523

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A:

30	5.000%, 4/01/31	4/26 at 100.00	BBB–	32,948
360	5.000%, 4/01/36	4/26 at 100.00	BBB–	389,210
65	5.000%, 4/01/48	4/26 at 100.00	BBB–	69,527

NUVEEN	103

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	$6,848,196

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A:

1,275	5.000%, 4/01/31	4/26 at 100.00	BBB–	1,396,278
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB–	1,387,730
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB–	2,607,861

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,332,375

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,181,230

4,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	BBB–	4,774,275

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33 (Pre-refunded 1/01/18) (UB) (5)	1/18 at 100.00	A2 (4)	2,048,760

10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (7)	9/31 at 100.00	AA+	12,626,675

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41	9/21 at 100.00	AA+	2,320,360

560	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A1	600,264

2,440	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	2,620,365

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A2	5,008,128

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	3,010,827

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba2	680,650
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,865,233
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	396,246

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	792,628

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25 (Pre-refunded 2/01/19)	2/19 at 100.00	Aa1 (4)	10,670,300

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa1 (4)	4,096,440

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,005,280
1,000	5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,005,280

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,005,280

104	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,030	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	$9,822,924

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	79,314
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	985,754

3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,460,230

180	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	BBB+	183,209

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,105,556

5,270	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,826,459

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	949,172

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,833,578

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,480,483

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured	8/17 at 100.00	BBB (4)	1,005,290

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 15.417%, 8/01/34 (IF)	8/19 at 100.00	AAA	2,278,010

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,411,140
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	3,000,410

11,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	12,141,580

5,315	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	5,308,409

14,685	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	14,668,406

150	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	N/R	169,899

600	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	711,360

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB (4)	544,275

1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,288,561

NUVEEN	105

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	$1,425,208
286,070	Total Texas			295,221,129

	Utah – 1.0%

20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A+	22,987,000

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
575	5.600%, 7/15/22	No Opt. Call	BB+	615,267
850	6.300%, 7/15/32	7/22 at 100.00	BB+	925,174

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,046,960

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,332,788

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,188,765

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,035	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	2,443,058
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	4,378,774
30,365	Total Utah			34,917,786

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	2,113,241
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,168,590
2,815	Total Vermont			3,281,831

	Virginia – 1.0%

430	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/17 at 100.00	AA	431,389

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,269,840

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,231,758

10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	9/17 at 100.00	B–	9,931,135

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45	7/25 at 100.00	BB+	1,043,190

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	5,776,595

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	3,822,809
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,158,747
32,775	Total Virginia			32,665,463

106	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 2.3%

$6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	A1 (4)	$7,090,738

6,840	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 4.000%, 7/01/35	7/25 at 100.00	Aa1	7,273,314

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0006, 17.041%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,245,850

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,624,979

695	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	874,241

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,250,264
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,150,012
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,383,600
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,209,891

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,181,680

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	4,010,882

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,219,722
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,825,233

1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	1,848,864

	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Baa3	6,317,520
5,930	5.000%, 12/01/46	12/26 at 100.00	Baa3	6,206,397

845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	916,377

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,272,995
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,234,380

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,286,290

	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41	7/26 at 100.00	N/R	1,163,328
2,000	5.000%, 7/01/46	7/26 at 100.00	N/R	2,007,200
3,805	5.000%, 7/01/51	7/26 at 100.00	N/R	3,786,432

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,214,004

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,386,192
69,735	Total Washington			75,980,385

NUVEEN	107

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.1%

$1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	$1,085,076

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,027,490

1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,631,742
3,605	Total West Virginia			3,744,308

	Wisconsin – 3.9%

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,440,650

1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36	2/26 at 100.00	N/R	1,190,338

2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46	6/26 at 100.00	N/R	1,988,052

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
280	5.500%, 10/01/22	No Opt. Call	BB+	306,079
375	6.000%, 10/01/32	10/22 at 100.00	BB+	401,385

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,103,922
500	5.125%, 10/01/45	10/22 at 100.00	BB+	508,240

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,647,948
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,133,400

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,078,109

3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	3,747,645

10,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42	12/27 at 100.00	N/R	10,488,900

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	1,747,163

5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)	5/26 at 100.00	BBB–	5,208,800

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	3,063,570

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A+	1,592,090

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	1,398,448

625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa2	675,050

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA–	2,043,720

108	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	$15,316,542

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,068,790
35	4.500%, 2/15/40	2/22 at 100.00	A–	36,481

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A–	5,426,050

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,583,100

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	8,253,070

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	484,812

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	648,502

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A–	3,259,375
2,100	4.350%, 7/01/36	7/21 at 100.00	A–	2,134,083

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,681,944

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,074,100
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,464,892
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,271,560

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	2,003,196
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,068,190
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,753,470
122,050	Total Wisconsin			130,291,666

	Wyoming – 0.4%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	2,142,840

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3	5,018,400

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB+	894,360
2,500	6.000%, 12/01/36	12/21 at 100.00	BBB+	2,791,725

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	4,116,799
13,450	Total Wyoming			14,964,124
$3,161,967	Total Municipal Bonds (cost $3,178,102,143)			3,367,540,069

NUVEEN	109

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$138	Las Vegas Monorail Company, Senior Interest bonds (11), (12)	5.500%	7/15/19	N/R	$86,187

37	Las Vegas Monorail Company, Senior Interest bonds (11), (12)	5.500%	7/15/55	N/R	18,603
$175	Total Corporate Bonds (cost $14,655)				104,790
	Total Long-Term Investments (cost $3,178,116,798)				3,367,644,859
	Floating Rate Obligations – (2.0)%				(67,370,000)
	Other Assets Less Liabilities – 1.9%				65,491,966
	Net Assets – 100%				$3,365,766,825

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,367,540,069	$—	$3,367,540,069
Corporate Bonds	—	—	104,790	104,790
Total	$—	$3,367,540,069	$104,790	$3,367,644,859

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments was $3,107,255,707.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$216,275,855
Depreciation	(23,257,233)
Net unrealized appreciation (depreciation) of investments	$193,018,622

110	NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(10)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	111

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.2%

	MUNICIPAL BONDS – 98.5%

	Alabama – 2.0%

$58,170	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	$62,853,848

10,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory put 7/01/22)	4/22 at 100.52	A1	10,987,400

6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory put 3/24/20)	No Opt. Call	A1	6,039,240

11,710	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	11,740,329
85,880	Total Alabama			91,620,817

	Alaska – 0.4%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,894,429
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	4,085,312

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,760,052
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,441,532

3,640	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	9/17 at 100.00	Ba2	3,653,978

3,635	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	4,028,162
16,535	Total Alaska			17,863,465

	Arizona – 2.4%

3,380	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2015B, 5.000%, 7/01/20	No Opt. Call	AA	3,760,892

2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/18	No Opt. Call	BBB+	2,042,200

810	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	818,521

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (4)	7,999,087

	Arizona State, Certificates of Participation, Series 2010A:
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	12,060,556
2,975	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,222,698

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
2,480	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,480,298
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,347,810
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	105,497

112	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014:
$4,030	5.000%, 7/01/23	No Opt. Call	AAA	$4,831,768
1,500	5.000%, 7/01/24	No Opt. Call	AAA	1,834,380

1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory put 5/21/20)	No Opt. Call	A+	1,200,300

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
675	5.000%, 7/01/18	No Opt. Call	AA	701,527
335	5.000%, 7/01/19	No Opt. Call	AA	359,840
575	5.000%, 7/01/20	No Opt. Call	AA	636,019
765	5.000%, 7/01/21	No Opt. Call	AA	868,963

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	11,085,250

1,090	Maricopa County School District 33 Buckeye Elementary, Arizona, General Obligation Bonds, Refunding Series 2016, 3.000%, 7/01/20 – BAM Insured	No Opt. Call	AA	1,138,156

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	527,520
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	619,166
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,717,087
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	833,737

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	A+	1,435,671

800	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2016C, 2.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	814,544

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18 – MAC Insured	No Opt. Call	AA	1,299,125

3,800	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27 (Pre-refunded 8/15/17)	8/17 at 100.00	AA+ (4)	3,812,768

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,538,829
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,454,909
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,307,559

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,754,307
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,702,164

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,327,733

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,966,714
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,986,999

295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	309,715

NUVEEN	113

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
$1,295	5.000%, 8/01/22	No Opt. Call	AA	$1,500,309
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,359,980
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,396,600

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,198,300

435	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	434,887
102,555	Total Arizona			110,792,385

	Arkansas – 0.4%

720	Bryant School District 25, Saline County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2017A, 3.000%, 2/01/20 (WI/DD, Settling 7/27/17)	No Opt. Call	Aa2	748,930

3,010	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A	3,014,455

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+	500,030
500	5.000%, 7/01/19	No Opt. Call	A+	536,765
670	5.000%, 7/01/21	No Opt. Call	A+	762,172

	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
630	4.000%, 7/01/18	No Opt. Call	N/R	635,991
890	4.000%, 7/01/19	No Opt. Call	N/R	903,190
995	4.000%, 7/01/20	No Opt. Call	N/R	1,012,472
1,020	4.000%, 7/01/21	No Opt. Call	N/R	1,037,942
1,075	4.000%, 7/01/22	No Opt. Call	N/R	1,091,082
1,180	5.250%, 7/01/27	7/23 at 100.00	N/R	1,210,314
470	5.250%, 7/01/28	7/23 at 100.00	N/R	479,814

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	585,355
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,068,930
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,414,820
15,900	Total Arkansas			17,002,262

	California – 3.8%

14,800	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Green Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	AA–	18,570,300

24,305	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory put 10/01/25) (Pre-refunded 10/01/25)	10/25 at 100.00	AA– (4)	23,607,446

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,325,960

3,315	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A–	3,319,674

114	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008:
$6,800	1.050%, 12/01/18	No Opt. Call	A–	$6,791,432
3,500	1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A–	3,504,935

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A–	1,784,460
2,600	5.000%, 2/01/23	No Opt. Call	A–	3,014,960
1,920	5.000%, 2/01/24	No Opt. Call	A–	2,259,475
1,700	5.000%, 2/01/25	No Opt. Call	A–	2,020,161
2,000	5.000%, 2/01/26	No Opt. Call	A–	2,394,520
1,500	5.000%, 2/01/27	No Opt. Call	A–	1,805,550

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,471,704

5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,195,540

6,490	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,717,345

3,675	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 5.000%, 11/01/17	No Opt. Call	A+	3,727,111

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
260	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	282,019
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	135,586

20,655	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	9/17 at 100.00	N/R	20,660,164

765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A–	912,630

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016:
2,050	5.000%, 5/15/18	No Opt. Call	Baa1	2,113,078
1,000	5.000%, 5/15/19	No Opt. Call	Baa1	1,062,160
1,000	5.000%, 5/15/20	No Opt. Call	Baa1	1,090,070

2,310	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21	9/17 at 100.00	AA–	2,313,188

505	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/17 at 100.00	N/R	505,308

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,260	4.000%, 1/01/18	No Opt. Call	BBB	2,285,109
2,350	5.000%, 1/01/19	No Opt. Call	BBB	2,442,496
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,621,386
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,800,437

NUVEEN	115

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,510	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	9/17 at 100.00	B+	$3,526,637

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	560,550

2,740	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,231,008

370	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	387,486

13,020	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2014A, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	13,673,604

2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,272,373

4,700	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	BBB–	4,971,519

120	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	142,738

500	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010, 3.800%, 7/01/17	No Opt. Call	A	500,030

3,535	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA–	4,337,445

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
565	4.000%, 7/01/18	No Opt. Call	Baa1	579,063
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,400,633
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,302,322
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,280,279
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,125,216
162,660	Total California			173,025,107

	Colorado – 1.8%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	2,964,445

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20	No Opt. Call	N/R	822,926
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,086,670
1,425	5.000%, 12/01/22	No Opt. Call	N/R	1,557,867

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,694,435

16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	BBB+	18,863,469

3,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	3,197,697

116	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
$7,575	5.000%, 2/01/19	No Opt. Call	BBB+	$7,939,054
5,205	5.000%, 2/01/20	No Opt. Call	BBB+	5,592,877
4,830	5.000%, 2/01/21	No Opt. Call	BBB+	5,280,059

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
300	3.000%, 6/01/18	No Opt. Call	A–	304,341
500	4.000%, 6/01/19	No Opt. Call	A–	521,605
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,059,250
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,218,560
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,589,547
500	5.000%, 6/01/23	No Opt. Call	A–	568,625

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA	275,214
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	253,580

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
825	3.500%, 12/01/21	No Opt. Call	N/R	849,255
530	4.500%, 12/01/27	12/22 at 103.00	N/R	555,133

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,626,705

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,060	5.000%, 9/01/19	No Opt. Call	A–	1,140,995
1,175	5.000%, 9/01/20	No Opt. Call	A–	1,298,210

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	4,530,330

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,950	3.625%, 12/01/21	No Opt. Call	N/R	3,026,582
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,905,552

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,011,810
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,037,480
76,165	Total Colorado			82,772,273

	Connecticut – 2.8%

19,060	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	19,125,185

19,740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	19,654,328

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory put 7/01/22)	No Opt. Call	AAA	5,264,730

20,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/37 (Mandatory put 7/01/20)	No Opt. Call	AAA	22,266,200

NUVEEN	117

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$25,660	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	$25,583,790

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	18,046,243

220	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17 (ETM)	No Opt. Call	N/R (4)	221,217

5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,536,600

655	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/17 at 100.00	A–	657,423

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	2,000,524
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,180,120

875	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA–	1,023,409

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
395	3.000%, 12/15/19	No Opt. Call	AA	409,773
525	5.000%, 12/15/21	No Opt. Call	AA	594,620

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,380,548
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,269,240
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,127,780
123,740	Total Connecticut			128,341,730

	Delaware – 0.3%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,810	5.000%, 7/01/18	No Opt. Call	BBB	1,859,630
1,905	5.000%, 7/01/19	No Opt. Call	BBB	2,002,441
2,000	5.000%, 7/01/20	No Opt. Call	BBB	2,144,980
275	5.000%, 7/01/21	No Opt. Call	BBB	300,047

7,470	New Castle County, Delaware, General Obligation Bonds, Series 2015, 5.000%, 10/01/20	No Opt. Call	AAA	8,387,988
13,460	Total Delaware			14,695,086

	District of Columbia – 1.3%

	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2016A:
22,365	5.000%, 7/01/18	No Opt. Call	AA–	23,269,217
3,000	4.000%, 7/01/19	7/18 at 100.00	AA–	3,090,180

1,115	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D, 5.000%, 12/01/17	No Opt. Call	AAA	1,134,802

10,050	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23) (Pre-refunded 10/01/18)	10/18 at 100.00	A (4)	10,586,067

118	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

$21,745	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/18 (WI/DD, Settling 7/07/17) (Alternative Minimum Tax)	No Opt. Call	AA–	$22,790,282
58,275	Total District of Columbia			60,870,548

	Florida – 4.5%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,535	5.000%, 7/01/19	No Opt. Call	Aa3	2,725,074
4,000	5.000%, 7/01/20	No Opt. Call	Aa3	4,431,960

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	5,919,800
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	5,957,550
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,703,051
4,100	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	4,789,989

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
750	1.400%, 9/01/18 – AGM Insured	No Opt. Call	AA	749,730
1,000	1.650%, 9/01/19 – AGM Insured	No Opt. Call	AA	999,310
1,000	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	1,005,920
1,000	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	1,005,700
1,270	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,278,649

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
3,250	5.000%, 6/01/18	12/17 at 100.00	AA	3,307,492
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,490,295
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	20,729,883
3,775	5.000%, 6/01/25	12/24 at 100.00	AA	4,560,955

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,840	5.000%, 6/01/18	No Opt. Call	AA	3,977,971
365	5.000%, 6/01/19	No Opt. Call	AA	391,284

6,600	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.150%, 6/01/23 (Mandatory put 6/21/18)	No Opt. Call	A2	6,593,862

2,045	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	2,063,466

4,480	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B, 5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	4,480,538

5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,568,607

2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,965,927

1,300	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	AAA	1,300,156

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	8/17 at 100.00	AA+	1,505,265

2,200	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,452,428

NUVEEN	119

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
$1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	$1,146,990
3,100	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,685,094
2,525	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,052,649
2,275	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,758,892
2,000	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,416,340
2,750	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,282,510
2,300	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,719,980

2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,822,394

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	365,480

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,040	5.000%, 7/01/20	No Opt. Call	A	3,357,862
2,275	5.000%, 7/01/21	No Opt. Call	A	2,577,529
1,775	5.000%, 7/01/22	No Opt. Call	A	2,053,888
4,000	5.000%, 7/01/23	No Opt. Call	A	4,710,320

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,856,902
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,141,640

2,740	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A+	2,997,067

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,755,928
1,790	5.000%, 4/01/19	No Opt. Call	AA–	1,906,959
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,063,714

3,675	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA	3,716,160

10,030	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	10,715,651

10,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27 (Mandatory put 10/01/20)	No Opt. Call	Aa2	11,154,100

915	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	944,161

85	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	98,007

4,915	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,604,673

	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	610,373
500	5.000%, 9/01/22	No Opt. Call	A+	580,145
510	5.000%, 9/01/23	No Opt. Call	A+	601,723

120	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,310	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	$2,386,715

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/19	No Opt. Call	AA	3,269,732

1,620	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/19	No Opt. Call	AA	1,753,747

5,730	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	7,029,163

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
550	4.000%, 9/01/17	No Opt. Call	A+	552,942
1,085	5.000%, 9/01/18	No Opt. Call	A+	1,134,530
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,740,003
865	5.000%, 9/01/20	No Opt. Call	A+	954,951
765	5.000%, 9/01/21	No Opt. Call	A+	864,305

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A–	608,634

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	9/17 at 100.00	N/R	109,999

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	203,300

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	50,901

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/18 (6)	No Opt. Call	N/R	2

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	283,512

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	145,564

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	5/18 at 100.00	N/R	3
187,640	Total Florida			206,739,996

	Georgia – 1.9%

2,780	Buford, Georgia, General Obligation Bonds, Series 2015, 4.000%, 1/01/19	No Opt. Call	Aa2	2,895,148

15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A+	14,997,917

	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2012:
7,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	AA–	6,986,770
3,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	AA–	2,994,330

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	3,018,000

NUVEEN	121

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	$3,025,470

1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,777,246

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory put 12/11/20)	No Opt. Call	A+	8,080,640

20	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A+	20,460

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,197,346

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20 (Pre-refunded 5/01/19)	5/19 at 100.00	AAA	12,273,290

55	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa1	56,389

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory put 12/11/20)	No Opt. Call	A+	2,020,160

3,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.400%, 6/01/49 (Mandatory put 9/19/19)	No Opt. Call	A2	3,743,775

7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	7,782,066

3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA–	3,252,041

3,625	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio IV Project, Series 2016A, 5.000%, 10/01/20	No Opt. Call	AA–	4,032,341

5,270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.500%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	A+	5,342,252

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	504,295
580	5.000%, 10/01/20	No Opt. Call	Baa2	631,168
83,525	Total Georgia			85,631,104

	Hawaii – 0.9%

15,530	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	A–	15,646,941

6,295	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA+	6,653,689

120	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	126,850

3,165	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA+	3,632,217

	Hawaii State, General Obligation Bonds, Series 2013EH:
6,840	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	7,867,368
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	74,763

122	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$2,600	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/20	No Opt. Call	AA+	$2,914,184

1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	1,554,591

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,628,418
38,255	Total Hawaii			41,099,021

	Idaho – 0.2%

9,240	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	Ba1	8,940,994

	Illinois – 11.4%

	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
600	3.000%, 2/01/18 – AGM Insured	No Opt. Call	AA	605,586
250	4.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	259,310
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	264,147
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	268,380
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	629,294
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,521,142
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,710,178

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
1,015	5.000%, 11/01/20	No Opt. Call	BBB–	1,085,806
2,645	5.125%, 11/01/25	11/20 at 100.00	BBB–	2,980,069

423	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	418,432

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
298	1.200%, 3/01/18 – BAM Insured	No Opt. Call	AA	297,630
320	1.500%, 3/01/19 – BAM Insured	No Opt. Call	AA	318,698
393	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	390,422
238	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	236,439
482	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	478,216
297	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	293,792

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	A	1,390,739

5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	5,575,050

13,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2016B, 5.000%, 1/01/20	No Opt. Call	A	14,190,800

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	3,007,358
1,870	5.000%, 1/01/21	No Opt. Call	A	2,100,010

3,510	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	9/17 at 100.00	BBB+	3,520,284

NUVEEN	123

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
$1,655	5.000%, 1/01/26	1/19 at 100.00	BBB+	$1,656,655
2,395	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,387,839

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,230	5.000%, 1/01/23	No Opt. Call	BBB+	6,331,798
7,195	5.000%, 1/01/24	No Opt. Call	BBB+	7,286,592
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,220,643
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	1,848,850

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,191,640

	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,167,950
1,800	5.000%, 12/01/25 – BAM Insured	12/24 at 100.00	AA	2,112,498

	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A:
3,905	5.000%, 12/01/19	No Opt. Call	AAA	4,262,503
5,400	5.000%, 12/01/20	No Opt. Call	AAA	6,064,416
3,375	5.000%, 12/01/22	No Opt. Call	AAA	3,966,604

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA–	7,296,881

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA–	5,223,955

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA–	3,471,932

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA–	3,731,176
3,000	5.000%, 11/15/33	11/22 at 100.00	AA–	3,176,400

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
1,800	5.000%, 11/15/18	No Opt. Call	AA–	1,885,212
2,940	5.000%, 11/15/19	No Opt. Call	AA–	3,152,386

10,680	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,752,304

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	10,044,200

13,220	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	13,229,386

19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,652,028

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,307,006

1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA+	1,121,484

1,330	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	A2 (4)	1,372,507

124	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	$1,033,144

10,080	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,265,875

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,130,199
905	5.000%, 9/01/19	No Opt. Call	BBB	963,463
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,419,548

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
325	5.000%, 9/01/19	No Opt. Call	BBB	345,780
770	5.000%, 9/01/20	No Opt. Call	BBB	838,176
350	5.000%, 9/01/21	No Opt. Call	BBB	388,727
625	5.000%, 9/01/22	No Opt. Call	BBB	705,806
620	5.000%, 9/01/23	No Opt. Call	BBB	708,207
2,240	5.000%, 9/01/24	No Opt. Call	BBB	2,587,872
865	5.000%, 9/01/25	9/24 at 100.00	BBB	987,596

2,055	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21 (Pre-refunded 8/15/18)	8/18 at 100.00	AA (4)	2,159,784

	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,823,400
2,755	5.000%, 12/01/22	No Opt. Call	A3	3,162,189

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
830	5.000%, 7/01/21	No Opt. Call	A+	935,211
1,000	5.000%, 7/01/23	No Opt. Call	A+	1,165,220
890	5.000%, 7/01/24	No Opt. Call	A+	1,052,825

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A:
1,580	5.000%, 7/01/17	No Opt. Call	A+	1,580,174
1,175	5.000%, 7/01/18	No Opt. Call	A+	1,218,769

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,905,811
1,100	5.000%, 11/15/21	No Opt. Call	A	1,252,031

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	BBB	4,421,845
5,605	5.000%, 2/15/21	No Opt. Call	BBB	6,093,195
5,360	5.000%, 2/15/22	No Opt. Call	BBB	5,918,298
4,000	5.000%, 2/15/23	No Opt. Call	BBB	4,469,840

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
1,185	5.000%, 11/15/17	No Opt. Call	A+	1,202,538
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,050,460
1,190	5.000%, 11/15/20	No Opt. Call	A+	1,324,470

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
875	5.000%, 8/15/18 (ETM)	No Opt. Call	AA (4)	913,797
405	5.250%, 8/15/19 (ETM)	No Opt. Call	AA (4)	440,178

NUVEEN	125

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
$1,000	5.000%, 8/15/19	No Opt. Call	BBB	$1,061,880
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,544,298
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,118,280
1,000	5.000%, 8/15/24	No Opt. Call	BBB	1,138,780
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,290,040
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,445,200

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,134,316
2,120	5.000%, 10/01/20	No Opt. Call	AA+	2,368,612

5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,971,808

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	8/17 at 100.00	BBB+	2,513,288

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 2/01/18	No Opt. Call	A1	3,069,720
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,173,400
4,025	5.000%, 2/01/20	No Opt. Call	A1	4,383,265
10,820	5.000%, 2/01/21	No Opt. Call	A1	12,112,233
5,025	5.000%, 2/01/22	No Opt. Call	A1	5,743,726
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,109,678

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	BBB	674,643
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,439,553
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,360,328

3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,447,289

	Illinois State, General Obligation Bonds, October Series 2016:
10,000	5.000%, 2/01/20	No Opt. Call	BBB	10,356,500
8,000	5.000%, 2/01/21	No Opt. Call	BBB	8,311,440

1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,343,019

	Illinois State, General Obligation Bonds, Refunding Series 2010:
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	5,073,122
22,220	5.000%, 1/01/18	No Opt. Call	BBB	22,522,636
14,720	5.000%, 1/01/24	1/20 at 100.00	BBB	14,997,030

4,115	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,273,181

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	9/17 at 100.00	AA	1,019,700

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	BBB	1,500,120
4,120	5.000%, 7/01/21	No Opt. Call	BBB	4,292,669
3,075	5.500%, 7/01/25	7/23 at 100.00	BBB	3,285,176

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,585	5.000%, 6/15/18	No Opt. Call	AA+	4,732,041
6,220	5.000%, 6/15/19	No Opt. Call	AA+	6,594,693

126	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$1,615	5.000%, 12/01/20	No Opt. Call	AA–	$1,806,523
1,730	5.000%, 12/01/21	No Opt. Call	AA–	1,984,621
2,100	5.000%, 12/01/22	No Opt. Call	AA–	2,452,653

11,830	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,007,785

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,500	5.000%, 1/01/26	No Opt. Call	AA+	3,010,050
5,030	5.000%, 1/01/27	1/26 at 100.00	AA+	6,043,344

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
1,000	4.000%, 1/01/18	No Opt. Call	AA–	1,015,010
1,250	5.000%, 1/01/19	No Opt. Call	AA–	1,320,337

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,107,214
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,147,840
1,035	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,204,109
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,470,576

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,479,074

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
6,455	5.000%, 6/01/18	No Opt. Call	A	6,681,570
10,815	5.000%, 6/01/19	No Opt. Call	A	11,558,207
5,860	5.250%, 6/01/20	No Opt. Call	A	6,491,825
280	5.250%, 6/01/21	No Opt. Call	A	319,015

3,545	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	3,919,777

2,975	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	3,237,216

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,010	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,024,827
1,135	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,163,965
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,030,290
1,260	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,296,112
1,210	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,239,984

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A:
2,365	5.000%, 2/15/26	No Opt. Call	AA–	2,818,347
3,500	5.000%, 2/15/27	No Opt. Call	AA–	4,175,780

NUVEEN	127

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$2,665	5.000%, 3/01/19	No Opt. Call	A	$2,820,902
2,495	5.000%, 3/01/20	No Opt. Call	A	2,715,783
2,125	5.000%, 3/01/21	No Opt. Call	A	2,372,626
2,550	5.000%, 3/01/22	No Opt. Call	A	2,898,355

2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,496,636

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,134,777
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,077,124

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,435	0.000%, 2/01/21	No Opt. Call	A+	1,331,249
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,612,057
6,655	0.000%, 2/01/23	No Opt. Call	A+	5,823,524
487,156	Total Illinois			516,611,803

	Indiana – 4.7%

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
700	4.000%, 7/15/18	No Opt. Call	AA+	721,742
750	5.000%, 1/15/19	No Opt. Call	AA+	795,045
1,215	5.000%, 7/15/19	No Opt. Call	AA+	1,310,815
1,000	5.000%, 1/15/20	No Opt. Call	AA+	1,096,300
800	5.000%, 7/15/20	No Opt. Call	AA+	890,408

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
1,190	5.000%, 1/15/18	No Opt. Call	AA+	1,216,013
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,301,725
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,381,737
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,182,140
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,107,360

	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,515	3.000%, 1/15/18	No Opt. Call	AA+	1,531,529
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,744,602
1,890	3.000%, 1/15/20	No Opt. Call	AA+	1,963,124
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,654,484
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,725,150
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,519,682

1,800	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc. Project, Series 2001, 1.750%, 10/01/31 (Mandatory put 10/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	1,807,884

435	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	434,047

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.960%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,814,212

128	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$635	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A, 5.000%, 8/15/18	No Opt. Call	AA–	$662,991

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,495	5.000%, 3/01/19 (ETM)	No Opt. Call	N/R (4)	1,592,549
2,120	5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (4)	2,332,954

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	BBB+	1,154,657
435	4.000%, 10/01/21	No Opt. Call	BBB+	474,468
130	5.000%, 10/01/23	No Opt. Call	BBB+	152,520

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
865	5.000%, 5/01/19	No Opt. Call	AA–	923,474
765	5.000%, 5/01/20	No Opt. Call	AA–	842,502
2,000	5.000%, 5/01/21	No Opt. Call	AA–	2,264,500

2,280	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	CCC–	2,530,184

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
370	5.000%, 10/01/17	No Opt. Call	AA	373,892
535	5.000%, 10/01/18	No Opt. Call	AA	561,531
375	5.000%, 10/01/19	No Opt. Call	AA	405,829
785	5.000%, 10/01/20	No Opt. Call	AA	873,744

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
1,400	5.000%, 10/01/19	No Opt. Call	AA	1,515,094
680	5.000%, 10/01/20	No Opt. Call	AA	755,378
590	5.000%, 10/01/23	No Opt. Call	AA	693,722
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,183,770
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,158,128
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,474,050
800	5.000%, 10/01/27	10/24 at 100.00	AA	943,504

3,720	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	3,706,980

3,690	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA+	3,677,085

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	288,259

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,757,499
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	4,035,974

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,569,920

10,100	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,332,403

NUVEEN	129

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$250	4.000%, 10/01/17	No Opt. Call	A	$251,887
300	4.000%, 10/01/18	No Opt. Call	A	310,161
285	5.000%, 10/01/19	No Opt. Call	A	307,270
350	5.000%, 10/01/20	No Opt. Call	A	387,562
450	5.000%, 10/01/21	No Opt. Call	A	510,957
460	5.000%, 10/01/22	No Opt. Call	A	532,951
610	5.000%, 10/01/23	No Opt. Call	A	715,963
420	5.000%, 10/01/24	No Opt. Call	A	498,498
505	5.000%, 10/01/25	10/24 at 100.00	A	598,738
760	5.000%, 10/01/26	10/24 at 100.00	A	894,528

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,168,729
4,400	5.000%, 10/01/22	No Opt. Call	A	5,087,016
10,000	5.000%, 10/01/23	No Opt. Call	A	11,756,400

11,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	11,291,355

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
400	4.000%, 4/01/18	No Opt. Call	Baa3	405,560
550	3.000%, 4/01/19	No Opt. Call	Baa3	556,138

11,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	11,648,120

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,125,350

2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25	No Opt. Call	A–	2,669,797

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
250	4.000%, 2/01/18	No Opt. Call	A	254,042
520	4.000%, 2/01/19	No Opt. Call	A	540,847
800	5.000%, 2/01/20	No Opt. Call	A	867,600
640	5.000%, 2/01/21	No Opt. Call	A	712,685
1,595	4.000%, 2/01/24	No Opt. Call	A	1,774,230

7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	7,596,600

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A1	32,472,576

10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	11,437,800

10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A1	11,843,954

130	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
$2,020	3.000%, 7/15/19	No Opt. Call	AA–	$2,094,639
1,240	4.000%, 1/15/20	No Opt. Call	AA–	1,325,907
199,320	Total Indiana			215,073,420

	Iowa – 0.8%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,167,491
1,330	5.000%, 1/01/19 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,408,949
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,511,072

1,245	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011, 5.000%, 1/01/22 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,407,721

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
8,555	5.000%, 12/01/19	No Opt. Call	B	8,778,371
7,270	5.500%, 12/01/22	12/18 at 100.00	B	7,423,179
4,900	5.250%, 12/01/25	12/23 at 100.00	B	5,072,382

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
2,000	5.875%, 12/01/26	6/18 at 105.00	B	2,057,400
4,775	5.875%, 12/01/27	6/19 at 105.00	B	4,955,113

3,330	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A, 5.000%, 6/01/18 (ETM)	No Opt. Call	AA (4)	3,453,909
35,935	Total Iowa			37,235,587

	Kansas – 0.2%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
165	5.000%, 1/01/20	No Opt. Call	AA–	180,114
200	5.000%, 1/01/23	1/20 at 100.00	AA–	218,424

1,080	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,182,859

1,295	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	1,417,313

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	A+	2,367,083
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	A+	3,104,590

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
625	4.000%, 9/01/18	No Opt. Call	A+	646,362
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,219,340
10,555	Total Kansas			11,336,085

NUVEEN	131

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 2.8%

$18,500	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.050%, 9/01/42 (Mandatory put 9/01/19)	No Opt. Call	A1	$18,292,245

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	BBB	1,652,025
1,375	5.000%, 6/01/22	No Opt. Call	BBB	1,537,910
6,000	5.000%, 6/01/24	No Opt. Call	BBB	6,861,480
2,200	5.000%, 6/01/25	No Opt. Call	BBB	2,535,170
2,250	5.000%, 6/01/26	No Opt. Call	BBB	2,602,552

8,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory put 11/10/21)	No Opt. Call	BBB+	8,919,230

9,260	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	BBB–	9,260,833

6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	Aa3	6,508,560

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	3,879,825

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,025	5.000%, 12/01/19	No Opt. Call	BBB+	5,381,272
2,100	3.500%, 12/01/20	No Opt. Call	BBB+	2,196,369
3,025	5.000%, 12/01/23	6/22 at 100.00	BBB+	3,378,653
2,970	5.000%, 12/01/24	6/22 at 100.00	BBB+	3,298,541

4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	3,995,160

6,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	6,492,135

13,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	13,501,485

10,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.500%, 10/01/33 (Mandatory put 4/01/19)	No Opt. Call	A1	10,012,000

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,042,182

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,025	5.000%, 3/01/18	No Opt. Call	A3	1,049,948
2,670	5.250%, 3/01/19	No Opt. Call	A3	2,832,309
1,135	6.000%, 3/01/20	No Opt. Call	A3	1,263,289
1,140	6.000%, 3/01/21	No Opt. Call	A3	1,311,604

3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,248,050

132	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$3,875	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	$4,406,069
121,770	Total Kentucky			126,458,896

	Louisiana – 4.8%

14,075	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	14,076,267

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	2,475,231

9,385	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 1.362%, 2/01/46 (Mandatory put 8/01/18)	2/18 at 100.00	AA	9,350,557

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	AA+	2,687,125
2,070	5.000%, 7/15/20	No Opt. Call	AA+	2,292,235

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
1,745	5.000%, 6/01/18	No Opt. Call	A1	1,805,080
2,325	5.000%, 6/01/19	No Opt. Call	A1	2,481,124
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,296,707
2,000	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,259,620
2,100	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,424,009

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,375	5.000%, 6/01/23	No Opt. Call	A1	38,752,714
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,611,810

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,659,933
2,245	5.000%, 8/01/24	No Opt. Call	AA	2,684,593

510	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	536,479

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/17 (6)	No Opt. Call	N/R	1,752,759
435	6.000%, 12/15/37 (6)	9/17 at 100.00	N/R	217,139

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,056,910
1,800	5.000%, 10/01/23	No Opt. Call	A	2,111,814
1,070	5.000%, 10/01/24	No Opt. Call	A	1,270,582
1,500	4.000%, 10/01/25	No Opt. Call	A	1,682,850

NUVEEN	133

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
$1,785	5.000%, 6/01/19	No Opt. Call	A1	$1,908,540
5,015	5.000%, 6/01/20	No Opt. Call	A1	5,511,184

1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,195,990

	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A:
1,180	5.000%, 12/15/20	No Opt. Call	A	1,312,455
1,530	5.000%, 12/15/21	No Opt. Call	A	1,740,620

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	660,687
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	665,544
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,682,009
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,845,010

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
620	5.000%, 7/01/18	No Opt. Call	AA–	642,463
1,600	5.000%, 7/01/19	No Opt. Call	AA–	1,709,104
1,100	5.000%, 7/01/20	No Opt. Call	AA–	1,205,831
7,245	5.000%, 7/01/26	7/23 at 100.00	AA–	8,235,899

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
80	5.000%, 5/01/19	No Opt. Call	AA	85,726
75	5.000%, 5/01/20	No Opt. Call	AA	82,967
3,640	5.000%, 5/01/21	No Opt. Call	AA	4,136,969

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA–	8,118,740

10,000	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa3	10,772,200

900	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (4)	972,990

6,000	Louisiana State, General Obligation Bonds, Series 2014A, 5.000%, 2/01/20	No Opt. Call	AA–	6,561,060

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA–	7,326,009

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA–	3,104,158
2,500	5.000%, 12/01/20	No Opt. Call	AA–	2,785,100
3,600	5.000%, 12/01/21	No Opt. Call	AA–	4,110,516

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
750	4.000%, 12/01/17	No Opt. Call	AA–	759,532
885	4.000%, 12/01/18	No Opt. Call	AA–	919,657
1,025	4.000%, 12/01/19	No Opt. Call	AA–	1,088,212
1,500	5.000%, 12/01/20	No Opt. Call	AA–	1,671,060
2,000	5.000%, 12/01/21	No Opt. Call	AA–	2,283,620

7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,790,962

1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/18	No Opt. Call	A	1,034,710

134	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$1,000	5.000%, 6/01/24	No Opt. Call	A	$1,179,090
525	5.000%, 6/01/26	6/25 at 100.00	A	623,086

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A–	1,188,715

6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,779,280

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A+	2,607,786

	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
580	5.000%, 3/01/19 – BAM Insured	No Opt. Call	AA	614,232
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,043,880
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,142,380

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,909,198
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,905,540
196,165	Total Louisiana			216,398,249

	Maryland – 1.7%

6,240	Baltimore County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	6,515,746

5,000	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	4,979,750

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
835	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	857,395
675	4.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	710,242
660	4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	709,045
725	4.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	793,730

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	BBB	611,809
1,000	5.000%, 7/01/22	No Opt. Call	BBB	1,153,490
250	5.000%, 7/01/23	No Opt. Call	BBB	292,382
500	5.000%, 7/01/24	No Opt. Call	BBB	590,760

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,419,958
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,273,560

5,155	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008, 5.000%, 7/15/18	No Opt. Call	AAA	5,373,881

13,530	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	13,721,991

27,740	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/20	No Opt. Call	AAA	30,980,587
73,040	Total Maryland			77,984,326

NUVEEN	135

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 1.6%

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$595	5.000%, 7/01/19	No Opt. Call	BBB–	$626,029
375	5.000%, 7/01/20	No Opt. Call	BBB–	401,621
555	5.000%, 7/01/21	No Opt. Call	BBB–	602,686
690	5.000%, 7/01/22	No Opt. Call	BBB–	758,724
625	5.000%, 7/01/23	No Opt. Call	BBB–	694,300
735	5.000%, 7/01/24	No Opt. Call	BBB–	823,296
795	5.000%, 7/01/25	7/24 at 100.00	BBB–	883,897

720	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18	No Opt. Call	AAA	759,809

310	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18 (ETM)	No Opt. Call	N/R (4)	327,252

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,815	5.000%, 7/01/18	No Opt. Call	BBB–	1,880,394
1,000	5.000%, 7/01/19	No Opt. Call	BBB–	1,067,370
1,000	5.000%, 7/01/20	No Opt. Call	BBB–	1,097,130

4,000	Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, 1.150%, 11/01/30 (Mandatory put 4/01/19)	No Opt. Call	Aa2	3,997,640

20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory put 7/01/20)	No Opt. Call	Aa1	19,825,742

12,900	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	Aa1	13,104,594

3,200	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/19	No Opt. Call	Aa1	3,449,184

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	16,727,620

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,429,728
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,502,183
68,260	Total Massachusetts			71,959,199

	Michigan – 1.7%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,599,450

1,780	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012, 4.000%, 5/01/18	No Opt. Call	AA–	1,824,233

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,100	5.000%, 7/01/20	No Opt. Call	A	1,209,560
1,100	5.000%, 7/01/21	No Opt. Call	A	1,241,262

4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 1.100%, 11/15/46 (Mandatory put 8/15/19)	No Opt. Call	AA+	4,550,158

8,790	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/21	7/18 at 100.00	AAA	9,157,949

136	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$3,195	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	$3,244,299

18,555	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,679,133

585	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B-2, 4.375%, 10/01/19	10/18 at 100.00	AA	591,265

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,561,062

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (4)	1,734,331

8,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,874,080

8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008, 1.450%, 9/01/30 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,874,080

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,156,925
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,131,850

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa3	818,443
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,103,760

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	2,899,825

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,322,554
76,155	Total Michigan			78,574,219

	Minnesota – 0.3%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	792,859
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,760,560
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,840,511

1,680	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	2,011,934

4,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E, 4.500%, 8/01/18	No Opt. Call	AAA	4,154,280

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,053,648

2,870	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,319,471
13,495	Total Minnesota			14,933,263

	Mississippi – 0.6%

20,860	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	BBB+	20,896,505

NUVEEN	137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	$4,298,645
24,540	Total Mississippi			25,195,150

	Missouri – 1.1%

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,777,771
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	2,960,026

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	579,453
440	5.000%, 5/01/20	No Opt. Call	BBB+	474,144
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,098,440
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,728,647
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,492,022

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,902,959
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,906,550

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
815	5.000%, 7/01/17	No Opt. Call	A–	815,098
765	5.000%, 7/01/18	No Opt. Call	A–	793,886

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,868,266
1,725	5.000%, 7/01/21	No Opt. Call	A–	1,939,400
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,145,230
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,260,282

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	8,186,064
12,055	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	12,576,379

1,750	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,750,210
47,570	Total Missouri			51,254,827

	Montana – 0.6%

26,700	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A2	26,243,697

	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016:
365	5.000%, 2/15/19	No Opt. Call	A–	386,079
1,295	5.000%, 2/15/21	No Opt. Call	A–	1,450,789
28,360	Total Montana			28,080,565

138	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 1.2%

$4,525	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	$5,068,679

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
925	4.000%, 11/01/18	No Opt. Call	A–	957,375
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,151,630

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
600	4.000%, 6/15/18	No Opt. Call	AA–	617,094
830	5.000%, 6/15/19	No Opt. Call	AA–	891,727

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,256,740
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,596,759

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A–	1,023,560

1,720	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,970,673

1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA–	1,908,463

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
6,340	5.000%, 1/01/18	No Opt. Call	A2	6,462,045
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,238,688
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,703,875

3,110	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,519,680

17,560	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	18,005,673
49,620	Total Nebraska			52,372,661

	Nevada – 0.5%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,104,880
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,269,300

3,750	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory put 5/21/20)	No Opt. Call	A+	3,757,275

1,825	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.250%, 10/01/29 (Mandatory put 6/03/19)	No Opt. Call	A+	1,822,098

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	Aa1	5,669,450

155	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 4.000%, 6/01/18	No Opt. Call	N/R	156,455

NUVEEN	139

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$10,000	Washoe County, Nevada, Gas Facilities Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.500%, 8/01/31 (Mandatory put 6/03/19) (Alternative Minimum Tax)	No Opt. Call	A+	$9,926,400
23,730	Total Nevada			24,705,858

	New Hampshire – 0.1%

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
450	5.000%, 10/01/18	No Opt. Call	Baa1	468,806
600	5.000%, 10/01/19	No Opt. Call	Baa1	641,634
1,250	5.000%, 10/01/20	No Opt. Call	Baa1	1,370,388
1,185	5.000%, 10/01/21	No Opt. Call	Baa1	1,325,351
3,485	Total New Hampshire			3,806,179

	New Jersey – 5.3%

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	9/17 at 100.00	A	3,960,720

1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,137,220

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,555,673
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	1,012,681

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	8,745,642
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,250,550
245	4.000%, 6/15/19	No Opt. Call	BBB+	252,764
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,756,772
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	3,073,374
1,375	5.000%, 6/15/22	No Opt. Call	BBB+	1,516,501
520	5.000%, 6/15/22	No Opt. Call	AA	585,790
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,192,483
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,928,201
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,290,994
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,467,100
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	800,660

25,315	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A–	26,944,020

17,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A–	18,176,060

	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A–	5,302,400
5,000	5.000%, 11/01/21	No Opt. Call	A–	5,334,900

2,450	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA (4)	2,583,084

350	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	392,984

140	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
$4,060	5.000%, 7/01/18	No Opt. Call	BB+	$4,166,616
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,467,164

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical Center, Refunding Series 2010B:
1,870	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	2,050,044
1,155	5.000%, 1/01/20 (ETM)	No Opt. Call	A+ (4)	1,265,603

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	7/18 at 100.00	Aaa (4)	430,434

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	10,366,400

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2:
25,000	5.000%, 6/15/21	6/18 at 100.00	A+	25,880,500
7,500	5.000%, 6/15/24	6/18 at 100.00	A+	7,726,200

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,090	5.000%, 12/15/17	No Opt. Call	A–	5,176,225
9,750	5.000%, 12/15/18	No Opt. Call	A–	10,155,210

6,110	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,461,386

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,218,296

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	2,021,827

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,583,517

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
3,080	3.000%, 1/01/18	No Opt. Call	Baa1	3,095,800
4,850	3.000%, 1/01/19	No Opt. Call	Baa1	4,897,724

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
6,710	5.000%, 6/01/18	9/17 at 100.00	Aa1	6,797,230
4,150	4.500%, 6/01/23	9/17 at 100.00	BBB+	4,174,527
10,475	4.625%, 6/01/26	9/17 at 100.00	BBB	10,501,502
230,725	Total New Jersey			242,696,778

	New Mexico – 2.3%

11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	10,987,999

26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	25,830,740

NUVEEN	141

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$3,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB+	$3,517,955

7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	7,361,274

10,100	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,230,391

15,355	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19) (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (4)	16,421,098

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
845	4.000%, 6/15/18	No Opt. Call	A+	868,837
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,432,782
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,433,660
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,641,444
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,730,218
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,824,086
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,919,986
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,018,266
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,079,792

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	16,125,827
101,350	Total New Mexico			105,424,355

	New York – 4.4%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	575,215

1,595	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	1,724,578

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,421

1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,482,506

355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	417,821

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,500	4.000%, 12/01/19	No Opt. Call	Baa3	1,564,935
1,000	4.000%, 12/01/20	No Opt. Call	Baa3	1,057,210
1,200	4.000%, 12/01/21	No Opt. Call	Baa3	1,281,024
1,000	5.000%, 12/01/22	No Opt. Call	Baa3	1,125,410
2,000	5.000%, 12/01/23	No Opt. Call	Baa3	2,274,240

12,270	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,192,341

142	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	$5,821

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	3,772,719

16,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Refunding Series 2016D, 5.000%, 2/15/20	No Opt. Call	AAA	17,588,160

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	388,428
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	482,375
590	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	543,526
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,179,437

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
610	5.000%, 4/01/18 (ETM)	No Opt. Call	A– (4)	628,690
3,805	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	4,069,067

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.500%, 4/01/22	4/19 at 100.00	A–	1,333,725

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,142,800

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	5,780,264

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A–	2,328,565
1,000	5.000%, 7/01/24	No Opt. Call	A–	1,172,310
650	5.000%, 7/01/25	7/24 at 100.00	A–	754,267
1,000	5.000%, 7/01/26	7/24 at 100.00	A–	1,147,600
1,500	5.000%, 7/01/27	7/24 at 100.00	A–	1,707,525

10,300	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	10,336,874

16,875	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	18,211,331

13,980	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	A	14,225,069

2,190	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,190,088

28,920	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	30,929,651

6,960	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009, 5.000%, 4/01/18	No Opt. Call	AA	7,176,178

8,145	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	8,627,265

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A–	580,205
500	5.000%, 7/01/27	7/24 at 100.00	A–	569,175

NUVEEN	143

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$16,130	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	$17,686,706

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
1,275	5.000%, 6/01/20	No Opt. Call	A	1,390,515
3,000	5.000%, 6/01/21	No Opt. Call	A	3,361,680
2,500	5.000%, 6/01/22	No Opt. Call	A	2,840,275
3,335	5.000%, 6/01/23	No Opt. Call	A	3,829,214
1,900	5.000%, 6/01/26	No Opt. Call	A	2,241,829

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,554,363
2,510	3.000%, 8/15/23	No Opt. Call	A	2,606,033
184,280	Total New York			199,082,431

	North Carolina – 0.6%

2,125	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A, 5.000%, 3/01/18	No Opt. Call	AA	2,184,309

3,050	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009, 5.000%, 3/01/18	No Opt. Call	AA+	3,131,374

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,055	5.000%, 1/01/25	No Opt. Call	A	2,487,310
3,005	5.000%, 1/01/26	No Opt. Call	A	3,669,886
2,780	5.000%, 1/01/27	1/26 at 100.00	A	3,366,246

615	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015B, 5.000%, 1/01/23	No Opt. Call	A	717,662

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,080	5.000%, 5/01/19	No Opt. Call	AA+	1,157,501
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	5,565,144

3,605	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	3,861,640

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	260,601
23,745	Total North Carolina			26,401,673

	North Dakota – 0.8%

1,115	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	1,274,467

100	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	114,302

2,470	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	2,515,695

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	9/17 at 100.00	BBB–	1,003,280

144	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
$1,795	4.000%, 7/15/18	No Opt. Call	A	$1,842,209
1,000	4.000%, 7/15/19	No Opt. Call	A	1,047,440
2,105	4.000%, 7/15/20	No Opt. Call	A	2,240,562
2,185	4.000%, 7/15/21	No Opt. Call	A	2,360,565
2,275	4.000%, 7/15/22	No Opt. Call	A	2,481,479
2,365	5.000%, 7/15/23	7/22 at 100.00	A	2,677,156
2,485	5.000%, 7/15/24	7/22 at 100.00	A	2,794,631
5,485	5.000%, 7/15/25	7/22 at 100.00	A	6,140,348

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/18	No Opt. Call	A	816,096
725	4.000%, 5/01/19	No Opt. Call	A	752,826
800	4.000%, 5/01/20	No Opt. Call	A	838,768
800	4.000%, 5/01/21	No Opt. Call	A	852,072

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	9/17 at 100.00	AA	6,049,725
33,540	Total North Dakota			35,801,621

	Ohio – 4.7%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA–	2,285,500
2,655	5.000%, 11/15/22	5/22 at 100.00	AA–	3,058,507

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,190	5.375%, 6/01/24	9/17 at 100.00	B–	9,893,573
72,390	5.125%, 6/01/24	9/17 at 100.00	B–	70,098,133
5,875	5.875%, 6/01/30	9/17 at 100.00	B–	5,796,863
6,270	5.750%, 6/01/34	9/17 at 100.00	B–	6,098,014

	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A–	1,138,000
1,000	5.000%, 12/01/22	No Opt. Call	A–	1,157,230
1,225	5.000%, 12/01/24	No Opt. Call	A–	1,449,383
1,000	5.000%, 12/01/25	No Opt. Call	A–	1,190,530

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
350	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	356,738
400	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	421,832
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	787,850
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	1,059,260

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,279,667

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,603,109
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,671,023

1,620	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,770,757

NUVEEN	145

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
$4,650	5.000%, 12/01/17	No Opt. Call	AA–	$4,728,492
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,163,123

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,069,861
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,095,800

1,000	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,190,430

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,307,608
340	5.000%, 5/15/22	No Opt. Call	AA	395,315
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,182,550

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,739,088

	Jobs Ohio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,570	5.000%, 1/01/20	No Opt. Call	AA	2,804,076
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,984,767

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,357,896

3,035	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	3,203,989

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,657,172
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,040,170
270	5.000%, 2/15/20	No Opt. Call	BB+	286,586
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,153,020

1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 4.000%, 10/01/17	No Opt. Call	Aa3	1,107,788

4,505	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	1,914,625

8,745	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	Caa1	3,716,625

3,075	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	3,041,821

31,565	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Caa1	13,415,125

430	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	Caa1	182,750

146	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	Caa1	$1,073,125

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,153,120

1,450	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	1,463,210

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	7,678,057

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,432,529

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	14,140,884

515	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B, 5.000%, 1/01/18	No Opt. Call	Aa2	525,357

4,525	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	Caa1	1,923,125

890	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	Caa1	378,250

1,100	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	Caa1	467,500

715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	Caa1	303,875

7,085	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	Caa1	3,011,125

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,290,478

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/18 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	10
246,745	Total Ohio			215,695,291

	Oklahoma – 2.5%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,468,365
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,515,690
2,685	4.500%, 9/01/20	No Opt. Call	A+	2,930,436

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017:
1,000	3.000%, 9/01/19	No Opt. Call	A+	1,034,920
3,745	4.000%, 9/01/24	No Opt. Call	A+	4,213,500

6,415	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A+	6,638,948

NUVEEN	147

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
$6,015	5.000%, 6/01/19	No Opt. Call	A+	$6,431,719
6,445	5.000%, 6/01/23	No Opt. Call	A+	7,569,717

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
675	5.000%, 7/01/17	No Opt. Call	A+	675,081
1,870	5.000%, 7/01/18	No Opt. Call	A+	1,941,004
2,655	5.000%, 7/01/19	No Opt. Call	A+	2,846,399

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
1,955	4.000%, 9/01/18	No Opt. Call	A+	2,021,587
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,372,396
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,169,060

1,725	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,088,941

	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
3,820	5.000%, 9/01/17	No Opt. Call	A–	3,845,938
7,860	5.000%, 9/01/18	No Opt. Call	A–	8,197,823
2,500	5.000%, 9/01/20	No Opt. Call	A–	2,758,600
4,395	5.000%, 9/01/21	No Opt. Call	A–	4,952,286

	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A–	1,154,325
1,000	5.000%, 9/01/27	9/26 at 100.00	A–	1,181,220
1,000	5.000%, 9/01/28	9/26 at 100.00	A–	1,171,490

2,920	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012, 4.000%, 3/01/18	No Opt. Call	A+	2,978,400

1,875	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,930,256

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
310	4.000%, 9/01/17	No Opt. Call	A–	311,584
475	4.000%, 9/01/18	No Opt. Call	A–	489,530
525	5.000%, 9/01/19	No Opt. Call	A–	563,283
685	5.000%, 9/01/20	No Opt. Call	A–	753,774
745	5.000%, 9/01/21	No Opt. Call	A–	837,767

	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
765	3.000%, 4/01/21	No Opt. Call	A–	800,144
800	3.000%, 4/01/22	No Opt. Call	A–	840,368
825	3.000%, 4/01/23	No Opt. Call	A–	866,638
850	3.000%, 4/01/24	No Opt. Call	A–	890,265
725	4.000%, 4/01/25	No Opt. Call	A–	804,315
770	4.000%, 4/01/26	4/25 at 100.00	A–	843,681
715	4.000%, 4/01/27	4/25 at 100.00	A–	773,887

148	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
$225	4.000%, 10/01/18	No Opt. Call	AA–	$233,366
175	4.000%, 10/01/19	No Opt. Call	AA–	185,976
570	5.000%, 10/01/20	No Opt. Call	AA–	637,528
645	5.000%, 10/01/21	No Opt. Call	AA–	740,957

7,575	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,162,290

1,555	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,724,184

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,025	5.000%, 9/01/22	No Opt. Call	AA–	1,186,919
6,135	5.000%, 9/01/23	No Opt. Call	AA–	7,226,601

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	659,125
765	5.000%, 9/01/23	No Opt. Call	A+	898,684
600	5.000%, 9/01/24	No Opt. Call	A+	714,786
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,532,493

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA–	2,383,479
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,315,940

1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2016, 4.000%, 9/01/18	No Opt. Call	A+	1,706,199
102,655	Total Oklahoma			112,171,864

	Oregon – 0.7%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,567,899
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,104,500

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,200	5.000%, 6/15/21	No Opt. Call	AA+	1,372,428
2,355	5.000%, 6/15/25	No Opt. Call	AA+	2,898,793
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,925,665
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,493,920

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	1,775,806

1,050	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,127,417
26,750	Total Oregon			32,266,428

	Pennsylvania – 6.9%

410	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B, 5.000%, 5/01/18	9/17 at 100.00	Baa3	410,767

NUVEEN	149

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	$7,844,961

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	6,661,940
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,640,988

5,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,478,706

	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,854,160
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,778,766

6,680	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Caa1	2,839,000

4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	Caa1	2,067,625

2,055	Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,168,765

1,000	Bucks County Water and Sewer Authority, Pennsylvania, Sewer System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/19 – BAM Insured	No Opt. Call	AA	1,048,930

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,157,072

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,330,891

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	456,138
450	5.000%, 5/01/19	No Opt. Call	Baa3	470,219

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010, 5.000%, 12/01/18	No Opt. Call	A+	527,455

3,435	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,609,155

6,240	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 0.900%, 9/01/29 (Mandatory put 9/01/17)	No Opt. Call	A1	6,239,875

8,585	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 0.900%, 2/15/27 (Mandatory put 8/15/17)	No Opt. Call	A1	8,585,429

1,075	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	1,106,175

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	AA–	2,165,238

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,129,712

150	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	$1,537,718

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A+	3,965,465

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,665	5.000%, 1/15/18	No Opt. Call	Baa2	1,693,472
1,310	5.000%, 1/15/19	No Opt. Call	Baa2	1,370,509
1,235	5.000%, 1/15/20	No Opt. Call	Baa2	1,324,352

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	4,975,500

6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,224,688

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	4,982,750

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,463,250

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23, PIK, (6)	9/17 at 100.00	N/R	200,850

49	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (Pre-refunded 9/21/17), PIK, (7)	9/17 at 100.00	N/R (4)	19,597

7,145	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	Caa1	3,036,625

2,345	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	B–	996,625

37,800	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.550%, 12/01/33 (Mandatory put 12/03/18)	No Opt. Call	A–	37,738,386

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
335	5.000%, 1/01/20	7/19 at 100.00	Aaa	361,505
365	5.000%, 7/01/20	7/19 at 100.00	Aaa	393,423
5,750	5.000%, 7/01/21	1/18 at 100.00	Aaa	5,935,955
12,380	5.000%, 1/01/22	7/17 at 100.00	Aaa	12,424,320

1,900	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2008A, 6.750%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	2,026,103

NUVEEN	151

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 1.250%, 11/01/41 (Mandatory put 10/31/17)	5/26 at 100.00	A	$1,599,808

2,535	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 1.350%, 5/01/34 (Mandatory put 4/30/18)	No Opt. Call	A–	2,535,304

6,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 1.500%, 11/01/31 (Mandatory put 5/01/18)	5/18 at 100.00	A	6,812,376

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,390	5.000%, 6/01/21	No Opt. Call	A3	2,684,902
15,000	5.000%, 6/01/22	No Opt. Call	A3	17,207,550
23,660	5.000%, 6/01/23	No Opt. Call	A3	27,472,336
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,720,939
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,608,522
5,580	5.000%, 6/01/25	No Opt. Call	A3	6,581,777

17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	19,211,325

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteenth Series 2016:
6,400	5.000%, 10/01/19	No Opt. Call	A	6,886,080
3,475	5.000%, 10/01/20	No Opt. Call	A	3,835,114
4,000	5.000%, 10/01/21	No Opt. Call	A	4,512,040

1,400	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	A (4)	1,545,502

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	A+	1,805,339
1,525	5.000%, 9/01/18	No Opt. Call	A+	1,577,430

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,120	4.000%, 12/01/18	No Opt. Call	A+	1,162,728
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,488,439
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,669,046
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,903,085
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,732,440

2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	N/R	1,898,614

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	A–	1,253,625

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21 (Pre-refunded 3/15/19)	3/19 at 100.00	AA+ (4)	2,689,850
307,198	Total Pennsylvania			313,637,231

152	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.1%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
$700	5.000%, 7/01/19	No Opt. Call	BBB+	$741,167
1,165	5.000%, 7/01/20	No Opt. Call	BBB+	1,261,404
1,360	5.000%, 7/01/21	No Opt. Call	BBB+	1,502,950

520	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C, 4.000%, 9/15/18	No Opt. Call	A+	538,143
3,745	Total Rhode Island			4,043,664

	South Carolina – 0.8%

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,882,668
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,759,528

	Greenwood Fifty School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Greenwood School District 50 Project, Series 2016:
1,000	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,038,700
1,745	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,889,050

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
925	5.000%, 12/01/18	No Opt. Call	A1	975,792
1,050	5.000%, 12/01/19	No Opt. Call	A1	1,133,286
600	5.000%, 12/01/20	No Opt. Call	A1	664,332

960	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,119,571

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,114,268
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,148,012

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24	8/23 at 100.00	BBB+	1,679,115
2,850	5.250%, 8/01/25	8/23 at 100.00	BBB+	3,263,649
3,500	5.250%, 8/01/26	8/23 at 100.00	BBB+	3,962,420
2,000	5.000%, 8/01/27	8/23 at 100.00	BBB+	2,208,480

1,100	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	AA–	1,237,819

1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	AA–	1,416,216

	Sumter Two School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
850	4.000%, 12/01/17 – BAM Insured	No Opt. Call	AA	860,141
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,615,770
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,103,130
32,110	Total South Carolina			36,071,947

NUVEEN	153

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.2%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
$1,580	3.000%, 11/01/17	No Opt. Call	A	$1,590,080
770	3.000%, 11/01/18	No Opt. Call	A	787,510

415	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	459,430

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	425,176
320	4.000%, 11/01/20	No Opt. Call	A+	347,056
500	4.000%, 11/01/21	No Opt. Call	A+	550,210
650	5.000%, 11/01/24	No Opt. Call	A+	783,887

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	726,070
800	5.000%, 11/01/21	No Opt. Call	A+	916,976
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,323,829
7,215	Total South Dakota			7,910,224

	Tennessee – 0.6%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
710	4.000%, 12/01/20	No Opt. Call	AA+	771,415
740	4.000%, 12/01/21	No Opt. Call	AA+	818,477

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,318,137
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,631,253

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,082,262
2,500	5.000%, 1/01/20	No Opt. Call	A	2,702,600
1,500	4.000%, 1/01/21	No Opt. Call	A	1,612,590

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	A	1,342,489
250	3.000%, 11/01/18	No Opt. Call	A	254,470
1,070	4.000%, 11/01/19	No Opt. Call	A	1,123,671
810	4.000%, 11/01/20	No Opt. Call	A	863,533
500	4.000%, 11/01/21	No Opt. Call	A	540,165
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,148,769

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	A+	2,970,379
1,870	5.000%, 7/01/22	No Opt. Call	A+	2,169,668

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/18	No Opt. Call	A–	2,608,650

265	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	276,408

154	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015:
$1,680	3.000%, 6/01/18	No Opt. Call	AA	$1,710,358
1,100	4.000%, 6/01/19	No Opt. Call	AA	1,159,840
1,260	4.000%, 6/01/20	No Opt. Call	AA	1,358,645
26,465	Total Tennessee			28,463,779

	Texas – 4.9%

20,415	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	24,472,685

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	BBB+	1,159,610
1,430	5.000%, 1/01/22	No Opt. Call	BBB+	1,631,730
2,500	5.000%, 1/01/23	No Opt. Call	BBB+	2,905,950
3,560	5.000%, 1/01/24	No Opt. Call	BBB+	4,201,049

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,129,380
650	5.000%, 9/01/22	No Opt. Call	AA	747,591

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,904,090
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,596,150

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,657,975

9,000	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Refunding Series 2015A, 5.000%, 8/15/19	No Opt. Call	AA+	9,734,670

6,105	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,431,434

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
700	5.000%, 11/15/19	No Opt. Call	A3	754,299
575	5.000%, 11/15/20	No Opt. Call	A3	634,035
480	5.000%, 11/15/21	No Opt. Call	A3	539,222

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	13,658,792
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,327,090
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,305,962

2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,476,890

2,915	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	3,224,048

11,565	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	12,318,228

NUVEEN	155

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
$500	5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	$525,325
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,082,190
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,111,840
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,137,200
1,000	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,155,550
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,703,107
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,783,230

3,125	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B, 5.000%, 7/01/18	No Opt. Call	AA–	3,246,844

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
845	3.000%, 12/01/18	No Opt. Call	Ba2	845,228
1,510	4.000%, 12/01/21	No Opt. Call	Ba2	1,547,206

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,850,742
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,185,177
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,341,400
5,610	5.000%, 8/15/23	8/22 at 100.00	Aa2	6,559,997

7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	8,735,765

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,010	5.000%, 1/01/22	No Opt. Call	A1	4,603,801
4,945	5.000%, 1/01/23	No Opt. Call	A1	5,787,430
7,020	5.000%, 1/01/24	No Opt. Call	A1	8,359,486

15,060	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,030,450

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,114,900

	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A:
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,546,951
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,712,525
2,745	5.000%, 2/15/20	No Opt. Call	AA–	2,994,877

2,695	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	2,723,810

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
6,815	5.250%, 11/01/18	11/17 at 100.00	B+	6,816,976
7,550	5.250%, 11/01/20	11/17 at 100.00	B+	7,552,190

2,720	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 3.000%, 8/15/17	No Opt. Call	A	2,725,250
197,070	Total Texas			221,590,327

	Utah – 0.2%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,055,340

156	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$500	5.000%, 9/01/17	No Opt. Call	A	$503,385
515	5.000%, 9/01/18	No Opt. Call	A	537,341
1,250	5.000%, 9/01/19	No Opt. Call	A	1,344,963
1,090	5.000%, 9/01/20	No Opt. Call	A	1,200,624
2,065	5.000%, 9/01/21	No Opt. Call	A	2,323,311
7,420	Total Utah			7,964,964

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A:
500	3.000%, 12/01/17	No Opt. Call	A–	504,115
700	3.000%, 12/01/18	No Opt. Call	A–	716,744
725	4.000%, 12/01/19	No Opt. Call	A–	768,551
1,925	Total Vermont			1,989,410

	Virginia – 1.1%

10,540	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 2.150%, 12/01/41 (Mandatory put 9/01/20)	No Opt. Call	A2	10,717,177

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,079,500

6,480	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	6,518,297

1,680	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB	1,672,591

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/17	No Opt. Call	A	1,009,860
1,000	5.000%, 10/01/18	No Opt. Call	A	1,044,400
1,000	5.000%, 10/01/19	No Opt. Call	A	1,075,830

10,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	10,168,100

11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	12,087,599

2,790	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,815,250
47,480	Total Virginia			48,188,604

	Washington – 3.1%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,954,600

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,162,550

NUVEEN	157

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A:
$4,500	5.000%, 7/01/26	No Opt. Call	Aa1	$5,582,205
9,805	5.000%, 7/01/27	No Opt. Call	Aa1	12,288,214

	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A	7,574,156
7,285	5.000%, 12/01/24	No Opt. Call	A	8,619,393

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
2,010	5.000%, 3/01/19	No Opt. Call	AA–	2,138,278
1,005	5.000%, 3/01/20	No Opt. Call	AA–	1,103,812

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,157,574
1,510	5.000%, 12/01/20	No Opt. Call	A+	1,679,437
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,387,944

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,263,370

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A	1,675,230
3,730	5.000%, 1/01/22	No Opt. Call	A	4,256,191
1,950	5.000%, 1/01/24	No Opt. Call	A	2,303,750
1,310	5.000%, 1/01/25	No Opt. Call	A	1,569,419

1,060	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,213,732

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	10,978,300

10,825	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	12,327,185

2,600	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	2,601,924

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008, 2.125%, 6/01/20	6/19 at 100.00	A–	6,044,700

4,370	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21	7/17 at 100.00	N/R	4,245,936

20,125	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	23,045,540

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	9,071,792
125,980	Total Washington			143,245,232

	West Virginia – 0.6%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	6,249,247

158	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$4,345	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	$4,231,204

10,590	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40 (Mandatory put 4/01/19)	No Opt. Call	A–	10,609,168

6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	6,702,153

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,188,555

135	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	139,228
29,065	Total West Virginia			29,119,555

	Wisconsin – 1.8%

2,100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22	11/18 at 100.00	N/R	2,112,642

980	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23	5/19 at 100.00	N/R	987,958

840	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24	11/19 at 100.00	N/R	848,518

5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	5,164,638

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,033,838

7,730	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 1.375%, 11/15/38 (Mandatory put 12/03/19)	No Opt. Call	AA+	7,701,090

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18) (Pre-refunded 3/01/18)	3/18 at 100.00	AA+ (4)	3,058,800

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A+	5,008,050
5,000	5.000%, 7/15/18	No Opt. Call	A+	5,184,050
5,680	5.000%, 7/15/19	No Opt. Call	A+	6,063,627

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	3,153,426

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
675	4.000%, 8/15/17	No Opt. Call	AA–	677,693
1,525	5.000%, 8/15/18	No Opt. Call	AA–	1,591,704

6,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	7,386,635

NUVEEN	159

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
$1,555	5.000%, 12/01/17		No Opt. Call	AA–	$1,579,227
1,635	5.000%, 12/01/18		No Opt. Call	AA–	1,713,742
1,710	5.000%, 12/01/19		No Opt. Call	AA–	1,843,021

1,675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19		No Opt. Call	A3	1,739,337

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
755	5.000%, 8/15/18 (ETM)		No Opt. Call	N/R (4)	789,541
420	5.000%, 8/15/20 (ETM)		No Opt. Call	N/R (4)	469,728
1,480	5.000%, 8/15/21 (ETM)		No Opt. Call	N/R (4)	1,704,057

55	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)		8/22 at 100.00	N/R (4)	64,846

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,230	5.250%, 5/01/20		5/19 at 100.00	AA–	7,778,829
35	5.375%, 5/01/25		5/19 at 100.00	AA–	37,690
2,550	5.750%, 5/01/29		5/19 at 100.00	AA–	2,761,344

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
5	5.375%, 5/01/25 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	5,395
280	5.750%, 5/01/29 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	304,027

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	5,386,250
675	5.000%, 7/01/22 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	727,144
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	1,906,732

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25		7/24 at 100.00	A1	798,339
1,000	5.000%, 7/01/26		7/24 at 100.00	A1	1,180,470
725	5.000%, 7/01/27		7/24 at 100.00	A1	848,649
77,000	Total Wisconsin				81,611,037
$4,245,449	Total Municipal Bonds (cost $4,458,148,076)				4,484,751,490

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$132	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$81,881

35	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	17,672
$167	Total Corporate Bonds (cost $13,923)				99,553

160	NUVEEN

Shares	Description (1), (10)			Value

	INVESTMENT COMPANIES – 0.7%

5,150,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs			$5,149,279

15,000,000	Eaton Vance Municipal Income Trust			14,997,900

14,450,000	Eaton Vance Pennsylvania Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs			14,447,977
	Total Investment Companies (cost $34,600,000)			34,595,156
	Total Long-Term Investments (cost $4,492,761,999)			4,519,446,199

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	MUNICIPAL BONDS – 1.7%

	National – 0.0%

$238	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2014, 1.570%, 11/15/17 (11)	No Opt. Call	A+	$238,297

	California – 0.6%

10,000	Los Angeles County, California, Tax and Revenue Anticipation Notes, Series 2017, 5.000%, 6/29/18 (WI/DD, Settling 7/03/17)	No Opt. Call	SP-1+	10,407,000

15,000	Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2017, 5.000%, 6/28/18 (WI/DD, Settling 7/07/17)	No Opt. Call	SP-1+	15,608,250
25,000	Total California			26,015,250

	Florida – 0.4%

17,970	Miami-Dade County School Board, Florida, Variable Rate Demand Obligations, Certificates of Participation, Tender Option Bond Floater 2013-005, 1.120%, 5/01/37 (11)	No Opt. Call	A-2	17,970,000

	Idaho – 0.2%

9,270	Idaho State, Tax Anticipation Notes, Series 2017, 4.000%, 6/29/18 (WI/DD, Settling 7/03/17)	No Opt. Call	SP-1+	9,549,861

	Kentucky – 0.1%

3,090	Trimble County, Kentucky, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax) (11)	No Opt. Call	A1	3,090,340

	Missouri – 0.4%

20,000	Saint Louis, Missouri, General Fund Revenue Bonds, Tax & Revenue Anticipation Notes Series 2017, 3.000%, 6/01/18 (WI/DD, Settling 7/10/17)	No Opt. Call	SP-1+	20,364,600
$75,568	Total Short-Term Investments (cost $77,174,164)			77,228,348
	Total Investments (cost $4,569,936,163) – 100.9%			4,596,674,547
	Other Assets Less Liabilities – (0.9)%			(42,185,358)
	Net Assets – 100%			$4,554,489,189

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	161

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,484,751,490	$—	$4,484,751,490
Corporate Bonds	—	—	99,553	99,553
Investment Companies	34,595,156	—	—	34,595,156
Short-Term Investments:
Municipal Bonds	—	77,228,348	—	77,228,348
Total	$34,595,156	$4,561,979,838	$99,553	$4,596,674,547

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments was $4,567,986,375.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$70,902,621
Depreciation	(42,214,449)
Net unrealized appreciation (depreciation) of investments	$29,305,482

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

PIK	All or portion of this security is payment-in-kind.

162	NUVEEN

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 107.3%

	MUNICIPAL BONDS – 104.7%

	Alabama – 1.3%

$16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	$12,784,800

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/17 at 100.00	B3	10,001,500

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/17 at 100.00	B3	3,865,580

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45	9/25 at 100.00	N/R	10,192,800

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,480,072
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,695,025

1,900	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006, 5.125%, 4/01/19 – AMBAC Insured	9/17 at 100.00	CCC	1,906,650

	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	1,975,632
29,000	0.000%, 10/01/50	10/23 at 105.00	BB	23,610,930

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	13,886,180
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,225,800
2,520	0.000%, 10/01/46 – AGM Insured (5)	10/23 at 105.00	BB+	2,124,587
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	8,430,900

34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	41,018,064

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	295,700

31,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	32,268,274

12,500	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	11/22 at 100.00	BBB	12,658,375

7,760	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	5,466,377
198,800	Total Alabama			188,887,246

	Arizona – 2.6%

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2016-XF0393, 16.438%, 1/01/31 (Pre-refunded 1/01/18) (IF) (6)	1/18 at 100.00	AA– (7)	1,903,510

NUVEEN	163

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 16.927%, 1/01/32 (Pre-refunded 1/01/18) (IF) (6)	1/18 at 100.00	AA– (7)	$4,633,350

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
1,670	5.125%, 7/01/37	7/26 at 100.00	BB	1,758,310
2,000	5.250%, 7/01/47	7/26 at 100.00	BB	2,102,920

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47 (WI/DD, Settling 7/06/17)	7/27 at 100.00	BB	1,265,485
565	5.250%, 7/01/51 (WI/DD, Settling 7/06/17)	7/27 at 100.00	BB	560,565

	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37 (WI/DD, Settling 7/12/17)	7/27 at 100.00	N/R	574,444
795	5.750%, 7/01/47 (WI/DD, Settling 7/12/17)	7/27 at 100.00	N/R	786,406
755	5.875%, 7/01/52 (WI/DD, Settling 7/12/17)	7/27 at 100.00	N/R	749,987

10,325	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41	7/27 at 100.00	N/R	10,627,729

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	685,399
650	5.000%, 7/15/33	7/24 at 100.00	N/R	676,175
750	5.000%, 7/15/38	7/24 at 100.00	N/R	771,487

1,070	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,102,699

2,100	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39	7/25 at 100.00	N/R	2,060,709

317	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	9/17 at 100.00	N/R	318,062

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,491,930

4,540	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	BB+	4,611,550

475	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.250%, 7/15/40	7/26 at 100.00	BBB–	512,192

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	9/17 at 100.00	N/R	414,506

1,680	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48	11/19 at 100.00	N/R	1,776,499

5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,979,561

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35	7/25 at 100.00	BB	1,960,032
3,130	5.000%, 7/01/46	7/25 at 100.00	BB	3,226,967

164	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$13,105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42 (4)	7/22 at 100.00	N/R	$4,586,488

640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB+	691,827

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34	7/24 at 100.00	Ba1	3,399,120
10,000	6.750%, 7/01/44	7/24 at 100.00	Ba1	11,432,900

3,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Ba1	3,055,440

5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Ba1	5,098,950

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	2,831,726
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	4,995,344

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
650	5.000%, 7/01/35	7/25 at 100.00	BBB–	680,088
1,195	5.000%, 7/01/45	7/25 at 100.00	BBB–	1,237,219

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	20,716,222
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	17,477,197
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	23,655,505

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A	5,423,100

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	15.704%, 6/01/34 (IF) (6)	6/22 at 100.00	A3	2,979,496
1,500	14.751%, 6/01/42 (IF) (6)	6/22 at 100.00	A3	2,007,720
375	14.751%, 6/01/42 (IF) (6)	6/22 at 100.00	A3	501,930
1,265	14.751%, 6/01/42 (IF) (6)	6/22 at 100.00	A3	1,693,177
975	14.734%, 6/01/42 (IF) (6)	6/22 at 100.00	A3	1,304,589
775	14.730%, 6/01/42 (IF) (6)	6/22 at 100.00	A3	1,036,896

9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,070,620

6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,195,028

4,620	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	9/17 at 100.00	Baa2	4,631,088

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,660,548

NUVEEN	165

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
$1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	$1,092,710
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,977,228

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB	1,181,938
2,110	5.700%, 7/01/35	7/20 at 102.00	BB	1,814,136
1,330	6.000%, 7/01/43	7/20 at 102.00	BB	1,138,453
800	6.000%, 7/01/48	7/20 at 102.00	BB	674,160

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37	6/26 at 100.00	N/R	2,905,588
4,865	6.125%, 6/15/47	6/26 at 100.00	N/R	4,934,521

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB	45,519
1,895	7.375%, 7/01/49	7/20 at 102.00	BB	1,752,363

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB	2,965,628
5,700	5.375%, 7/01/46	7/26 at 100.00	BB	4,747,758
6,830	5.500%, 7/01/51	7/26 at 100.00	BB	5,669,993

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,999,965
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,767,093

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	10,248,261

2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	2,721,180

7,720	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	8,721,902

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
525	7.000%, 1/01/22	No Opt. Call	B	520,112
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,037,609
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,157,191

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34	6/25 at 100.00	BB	5,632,039

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	1,299,242
2,750	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	3,007,647

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3 (7)	2,969,093

166	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 12.987%, 9/01/39 (IF)	3/18 at 100.00	AA	$3,425,574

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
450	6.625%, 12/01/17	No Opt. Call	B	449,838
14,560	7.000%, 12/01/27	12/17 at 102.00	B	13,556,962

17,630	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB–	19,004,258

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	68,085
80	5.250%, 12/01/28	No Opt. Call	BBB+	95,667
26,530	5.500%, 12/01/37	No Opt. Call	Ba1	29,941,227

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	10/17 at 100.00	A+	4,442,080

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,171,335
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,402,272

1,200	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	Baa3	1,245,180

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
6,124	5.750%, 7/01/22	9/17 at 100.00	N/R	6,028,098
9,804	6.000%, 7/01/30	9/17 at 100.00	N/R	9,490,664

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 5.125%, 3/01/42	9/22 at 100.00	BB+	4,406,576

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
3,090	7.625%, 3/01/31	3/21 at 100.00	BB+	3,467,104
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,063,801

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,284,229
376,895	Total Arizona			378,436,971

	California – 22.4%

1,250	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	BBB	1,311,087

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	557,725
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	2,756,050
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,063,542

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,155,529

NUVEEN	167

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
$12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	$11,884,819
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	15,625,407

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 14.812%, 8/01/47 (IF) (6)	8/23 at 100.00	A+	5,017,591

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/17 at 100.00	N/R	1,001,030

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	255,306

7,130	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	7,145,543

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (5)	5/40 at 100.00	A+	1,014,900
12,480	0.000%, 5/01/47 (5)	5/40 at 100.00	A+	7,390,406

	Bakersfield City School District, Kern County, California, General Obligation Refunding Bonds, Series 2017A:
4,890	4.000%, 11/01/42 (UB) (6)	11/26 at 100.00	A+	5,110,881
3,750	4.000%, 11/01/46 (UB) (6)	11/26 at 100.00	A+	3,910,238

4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	A	4,383,831

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014S-6, 5.000%, 10/01/54 (UB) (6)	10/24 at 100.00	A1	21,698,085

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179:
1,250	17.209%, 4/01/43 (Pre-refunded 4/01/18) (IF) (6)	4/18 at 100.00	Aa3 (7)	1,425,750
1,000	15.717%, 4/01/47 (Pre-refunded 4/01/18) (IF) (6)	4/18 at 100.00	Aa3 (7)	1,129,360
1,250	15.717%, 4/01/47 (Pre-refunded 4/01/18) (IF) (6)	4/18 at 100.00	Aa3 (7)	1,411,700

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,111,704

2,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	3,161,839

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36 (Pre-refunded 8/25/17)	8/17 at 100.00	N/R (7)	1,054,746

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,112,880

1,595	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,732,936

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38 (Pre-refunded 8/25/17)	8/17 at 100.00	N/R (7)	1,002,120

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/17 at 100.00	N/R	829,925
2,315	5.650%, 9/01/30	9/17 at 100.00	N/R	2,281,016

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29 (Pre-refunded 8/25/17)	8/17 at 100.00	N/R (7)	854,983
2,065	5.500%, 9/01/35 (Pre-refunded 8/25/17)	8/17 at 100.00	N/R (7)	2,064,959

168	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,165	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	$2,618,871

7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	AA–	7,528,865

4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	A	4,287,337

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,987,100

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	12/18 at 100.00	B2	1,525,470
1,175	5.700%, 6/01/46	12/18 at 100.00	B2	1,178,196

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	9/17 at 100.00	B1	1,999,920

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	9/17 at 100.00	B–	6,999,650

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	9/17 at 19.659	N/R	7,342,000

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B:
11,530	4.000%, 11/15/41 (UB) (6)	11/26 at 100.00	AA–	11,940,353
75,910	5.000%, 11/15/46 (UB) (6)	11/26 at 100.00	AA–	87,363,301

6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2015A, 4.000%, 8/15/40 (UB)	8/25 at 100.00	AA–	6,903,474

17,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2017A, 4.000%, 11/15/48 (WI/DD, Settling 7/06/17) (UB)	11/27 at 100.00	AA–	18,032,350

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
2,500	17.383%, 11/15/40 (IF) (6)	11/21 at 100.00	Aa3	4,058,900
1,500	17.383%, 11/15/40 (IF) (6)	11/21 at 100.00	Aa3	2,435,340
4,000	16.393%, 11/15/40 (IF) (6)	11/21 at 100.00	Aa3	6,181,920

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
15,605	5.000%, 8/15/42	8/27 at 100.00	Baa2	17,613,988
19,080	5.000%, 8/15/47	8/27 at 100.00	Baa2	21,411,767

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Tender Option Bond Series 2017:
3,810	5.000%, 2/01/42 (UB) (6)	2/27 at 100.00	A+	4,318,368
6,830	5.000%, 2/01/47 (UB) (6)	2/27 at 100.00	A+	7,699,391

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 2015-XF1002:
1,250	14.632%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	1,809,050
605	14.605%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	875,018

NUVEEN	169

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$95,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (WI/DD, Settling 7/06/17) (UB) (6)	11/27 at 100.00	A+	$99,170,500

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	15.470%, 8/15/43 (IF) (6)	8/24 at 100.00	A+	800,086
1,250	15.491%, 8/15/51 (IF) (6)	8/22 at 100.00	A+	1,809,450

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	18.490%, 10/01/33 (IF) (6)	10/24 at 100.00	AA–	833,382
460	18.526%, 10/01/38 (IF) (6)	10/24 at 100.00	AA–	800,736
3,150	18.637%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	5,036,220
2,000	18.637%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	3,197,600
2,000	18.637%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	3,197,600
845	18.577%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	1,349,186

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034, 18.853%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	1,630,776

10,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016A, 4.000%, 10/01/47 (UB)	10/26 at 100.00	AA–	10,280,200

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,001,122

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,800	18.885%, 8/15/51 (IF) (6)	8/22 at 100.00	AA–	2,852,730
1,610	18.875%, 8/15/51 (IF) (6)	8/22 at 100.00	AA–	2,551,077

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA–	3,758,645

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	15.582%, 8/15/51 (IF) (6)	8/22 at 100.00	AA–	2,935,760
2,385	15.578%, 8/15/51 (IF) (6)	8/22 at 100.00	AA–	3,500,560

4,690	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (UB)	11/25 at 100.00	AA–	5,353,823

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
2,500	19.602%, 8/15/42 (IF)	8/20 at 100.00	AA–	3,901,500
2,000	19.602%, 8/15/42 (IF)	8/20 at 100.00	AA–	3,121,200

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	19.607%, 8/15/42 (IF) (6)	8/20 at 100.00	AA–	3,901,500
2,500	19.607%, 8/15/42 (IF) (6)	8/20 at 100.00	AA–	3,901,500

4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 2016-XF2308, 8.650%, 2/01/30 (Pre-refunded 8/01/17) (Alternative Minimum Tax) (IF) (6)	8/17 at 100.00	AA– (7)	4,334,904

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	1,086,304

8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (6)	10/26 at 100.00	AAA	9,169,226

170	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A:
$1,330	4.000%, 11/01/31 (UB) (6)	11/23 at 100.00	A	$1,427,635
1,820	4.000%, 11/01/32 (UB) (6)	11/23 at 100.00	A	1,940,484
6,085	4.000%, 11/01/45 (UB) (6)	11/23 at 100.00	A	6,256,354

1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BBB–	1,577,385

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39 (Pre-refunded 2/01/19)	2/19 at 100.00	Baa1 (7)	18,483,375

1,425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46	6/26 at 100.00	BB+	1,421,124

3,940	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,246,493

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BBB–	2,072,440

1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BB	1,227,253

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,838,275
675	5.300%, 8/01/47	8/22 at 100.00	BB	696,640

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,227,030

40	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	40,067

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB–	1,730,786

925	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45	8/26 at 100.00	N/R	932,483

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
870	6.750%, 10/01/28	10/18 at 100.00	N/R	891,211
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,024,380

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,403,185

8,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,483,392

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,712,100

1,750	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Refunding Series 2017A, 4.000%, 11/15/48	11/27 at 100.00	A–	1,783,582

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,807,652

2,225	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	2,447,745

NUVEEN	171

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	$3,245,390

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
3,000	5.000%, 11/01/36	11/26 at 100.00	N/R	3,134,550
3,935	5.000%, 11/01/46	11/26 at 100.00	N/R	4,071,544

	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A:
5,650	5.000%, 7/01/42	7/27 at 100.00	Baa2	6,348,905
10,430	5.000%, 7/01/47	7/27 at 100.00	Baa2	11,653,648

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	615,361
530	6.875%, 1/01/42	1/22 at 100.00	N/R	573,836

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,264,723

625	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	622,906

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	579,720
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	1,217,778

750	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015, 5.000%, 11/01/40	11/24 at 100.00	BBB–	822,195

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
5,185	5.250%, 11/01/36	11/26 at 100.00	BBB–	5,879,997
3,000	5.250%, 11/01/41	11/26 at 100.00	BBB–	3,376,740
1,170	5.250%, 11/01/47	11/26 at 100.00	BBB–	1,309,792
4,000	5.000%, 11/01/47	11/26 at 100.00	BBB–	4,383,160

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,185,742

9,150	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/47	2/27 at 100.00	Baa1	10,251,202

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,430,490

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
18,955	5.000%, 7/01/37 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	20,280,902
12,940	5.000%, 11/21/45 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	13,837,777

	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,067,885
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,046,084

555	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	553,318

172	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	Ba2	$1,834,657

	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36	7/26 at 100.00	BB+	4,400,286
2,360	5.000%, 7/01/46	7/26 at 100.00	BB+	2,365,499

	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42	6/26 at 100.00	N/R	2,659,760
1,025	5.000%, 6/01/52	6/26 at 100.00	N/R	963,900

2,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/36	8/25 at 100.00	BBB	2,194,240

	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42	6/26 at 100.00	N/R	1,954,122
1,100	5.000%, 6/01/52	6/26 at 100.00	N/R	1,042,701

	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	5,600,559
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	4,782,576

	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42	6/26 at 100.00	N/R	2,544,771
2,930	5.000%, 6/01/52	6/26 at 100.00	N/R	2,920,272

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,037,980

1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47	5/27 at 100.00	N/R	1,435,477

715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A, 5.000%, 6/01/34	6/26 at 100.00	N/R	730,451

11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	8,238,647

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,310,076
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,611,433

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB–	2,210,618
4,960	6.750%, 8/01/44	2/24 at 100.00	BB–	5,531,541

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB	2,008,260

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,418,586

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	743,068

NUVEEN	173

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
$1,280	5.750%, 7/01/41	7/26 at 100.00	BB+	$1,328,243
1,250	6.000%, 7/01/51	7/26 at 100.00	BB+	1,293,012

10,000	California State, General Obligation Bonds, Refunding Various Purpose, Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA–	11,631,900

1,500	California State, General Obligation Bonds, Series 2015, 5.000%, 3/01/45 (UB) (6)	3/25 at 100.00	AA–	1,724,055

10,000	California State, General Obligation Bonds, Series 2016, 5.000%, 9/01/45 (UB) (6)	9/26 at 100.00	AA–	11,653,500

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 15.258%, 9/01/32 (IF) (6)	9/23 at 100.00	Aa3	17,630,469

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	14.961%, 10/01/37 (IF) (6)	10/24 at 100.00	Aa3	207,065
815	14.920%, 10/01/37 (IF) (6)	10/24 at 100.00	Aa3	1,348,418
1,570	14.897%, 10/01/37 (IF) (6)	10/24 at 100.00	Aa3	2,595,807
15,725	14.961%, 4/01/43 (IF) (6)	4/23 at 100.00	Aa3	24,606,480
1,250	15.320%, 10/01/44 (IF) (6)	10/24 at 100.00	Aa3	2,034,750

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 17.100%, 3/01/40 – AGM Insured (IF) (6)	3/20 at 100.00	Aa3	6,447,600

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 15.521%, 8/01/35 (IF) (6)	8/24 at 100.00	Aa3	2,071,150

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	14.745%, 11/01/43 (IF) (6)	11/23 at 100.00	Aa3	4,044,900
1,875	14.736%, 11/01/43 (IF) (6)	11/23 at 100.00	Aa3	3,032,888
725	14.745%, 5/01/44 (IF) (6)	5/24 at 100.00	Aa3	1,156,288
750	11.262%, 11/01/44 (IF) (6)	11/24 at 100.00	Aa3	899,700

	California State, General Obligation Bonds, Various Purpose, Series 2015:
3,055	4.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	3,210,041
14,520	5.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	16,794,122

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB	37,714,245
96,620	5.500%, 12/01/54	12/24 at 100.00	BB	105,776,677

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
12,435	5.000%, 12/01/46	6/26 at 100.00	BB	13,415,873
128,330	5.250%, 12/01/56	6/26 at 100.00	BB	140,038,829

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	11/20 at 102.00	N/R	1,556,895

1,925	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aaa	2,143,160

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,932,054

174	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,365	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (7)	$1,609,431

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	243,929
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	5,064,733

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 17.700%, 11/15/49 – AGM Insured (IF) (6)	11/24 at 100.00	A+	721,512

25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	A–	27,278,750

	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
3,000	4.000%, 8/15/41 (WI/DD, Settling 7/06/17) (UB)	8/26 at 100.00	A+	3,099,600
5,440	5.000%, 8/15/51 (UB) (6)	8/26 at 100.00	A+	6,139,802

9,250	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2017A-2, 4.000%, 11/01/51 (UB)	11/27 at 100.00	A+	9,486,060

	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36	6/26 at 100.00	N/R	7,447,137
8,150	5.000%, 6/01/46	6/26 at 100.00	N/R	8,340,058

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 16.552%, 7/01/47 – AGM Insured (Pre-refunded 7/01/18) (IF)	7/18 at 100.00	AA– (7)	3,287,536

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,064,780

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,242,340

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,300,879
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,356,974

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,647,420

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,128,990

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,650	5.000%, 9/02/35	9/25 at 100.00	N/R	3,940,795
1,200	5.000%, 9/02/40	9/25 at 100.00	N/R	1,284,036

4,070	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,318,107

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	1,324,262

NUVEEN	175

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
$1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	$1,808,317
2,190	5.000%, 9/02/46	9/26 at 100.00	N/R	2,313,560

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,820	5.000%, 9/02/37	9/27 at 100.00	N/R	1,943,542
2,010	5.000%, 9/02/46	9/27 at 100.00	N/R	2,124,831

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,581,838

135	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	133,492

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,760,300

525	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39 (Alternative Minimum Tax)	9/17 at 100.00	N/R	525,577

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,025,130
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,427,266

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,455,787
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,640,060

14,335	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	Baa2	14,411,119

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,360	5.750%, 7/01/30 (8)	9/17 at 100.00	CCC	6,189,934
15,010	5.750%, 7/01/35 (8)	9/17 at 100.00	CCC	14,299,126
13,000	5.500%, 7/01/39 (8)	9/17 at 100.00	CCC	11,785,150

2,930	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (8)	9/17 at 100.00	CCC	2,894,928

15,955	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB) (6)	11/25 at 100.00	AA–	18,137,644

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 16.108%, 11/15/48 (Pre-refunded 5/15/18) (IF) (6)	5/18 at 100.00	AA– (7)	7,850,807

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2351, 16.393%, 11/15/48 (Pre-refunded 5/15/18) (IF) (6)	5/18 at 100.00	AA– (7)	7,442,285

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,080,940

176	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
$980	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	$1,015,760
155	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	160,910

450	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (7)	472,495

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 15.313%, 8/01/38 (IF)	8/23 at 100.00	AA	4,031,200

665	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	730,602

855	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Refunding Series 2017, 5.000%, 9/01/34	9/24 at 103.00	N/R	944,305

500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	538,965

18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	18,664,179

1,250	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,336,700

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	B–	1,047,090
2,000	5.250%, 9/01/28	9/18 at 100.00	B–	2,099,980
2,000	5.750%, 9/01/38	9/18 at 100.00	B–	2,111,580

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0043, 15.666%, 8/01/39 – AGC Insured (Pre-refunded 8/01/19) (IF)	8/19 at 100.00	A+ (7)	6,658,200

	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Series 2017:
10,535	4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	11,050,478
12,640	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa2	13,228,266

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA–	2,313,840
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA–	3,026,330
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA–	2,885,768

3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	3,590,407

7,385	Fillmore, California, Wastewater Revenue Bonds, Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (6)	5/27 at 100.00	BBB+	7,658,614

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 2016-XG0095, 16.040%, 9/01/32 – AMBAC Insured (IF) (6)	9/17 at 100.00	A2	2,653,600

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/17 at 100.00	N/R	3,622,635
3,000	5.000%, 9/01/36	9/17 at 100.00	N/R	3,007,620

NUVEEN	177

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	$7,689,045

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	Ba1	4,572,450

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
11,000	0.000%, 1/15/32 – AGM Insured (5)	1/31 at 100.00	BBB–	9,934,650
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB–	2,268,700
4,500	5.750%, 1/15/46	1/24 at 100.00	Ba1	5,185,890

9,550	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 0.000%, 8/01/43	8/26 at 54.52	Aa3	3,167,257

5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (6)	8/27 at 100.00	A+	5,537,527

150,695	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	153,190,509

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
37,765	5.000%, 6/01/33	9/17 at 100.00	B3	37,944,006
127,900	5.750%, 6/01/47	9/17 at 100.00	B3	128,825,996
139,095	5.125%, 6/01/47	9/17 at 100.00	B–	139,085,263

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2015A:
34,235	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	39,028,927
6,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	6,831,060

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
925	14.751%, 6/01/34 (IF) (6)	6/25 at 100.00	A+	1,482,479
2,485	14.747%, 6/01/40 (IF) (6)	6/25 at 100.00	A+	3,876,426
690	14.736%, 6/01/40 (IF) (6)	6/25 at 100.00	A+	1,076,021
34,335	14.751%, 6/01/45 (IF) (6)	6/25 at 100.00	A+	53,356,590

586,905	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	9/17 at 17.788	CCC+	79,971,675

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,968,300

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 20.281%, 7/15/40 (Pre-refunded 7/15/21) (IF) (6)	7/21 at 100.00	AAA	3,339,825

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/17 at 101.00	N/R	1,015,980

18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	AA+	19,626,287

	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (6)	8/26 at 100.00	A+	13,225,731
44,380	4.000%, 8/01/42 – AGM Insured (UB) (6)	8/26 at 100.00	A+	46,445,445

178	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
$3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	$3,269,207
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,005,060
1,050	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,053,129
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	4,254,551

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	532,088

263,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	9/17 at 13.928	N/R	32,427,075

	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017B:
1,000	5.000%, 9/01/47	9/27 at 100.00	N/R	1,124,460
1,000	5.000%, 9/01/51	9/27 at 100.00	N/R	1,117,370

1,000	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017C, 5.000%, 9/01/42	9/27 at 100.00	N/R	1,132,250

1,000	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017D, 5.000%, 9/01/49	9/27 at 100.00	N/R	1,117,640

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,098,280

2,750	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/49	9/24 at 100.00	N/R	2,986,335

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,516,073
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,386,647

	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A:
1,265	5.000%, 9/01/35	9/25 at 100.00	N/R	1,391,209
1,940	5.000%, 9/01/40	9/25 at 100.00	N/R	2,116,307

11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2017B, 4.000%, 8/01/41 (UB) (6)	8/27 at 100.00	Aa3	12,165,840

4,590	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	5,472,060

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,162,810

260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	281,102

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 9/01/35	9/25 at 100.00	N/R	1,095,070
4,400	5.000%, 9/01/40	9/25 at 100.00	N/R	4,768,676

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,266,234

1,520	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (5)	No Opt. Call	A1	1,051,004

NUVEEN	179

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House – Shea Homes Improvement Area 1, Series 2013:
$1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	$1,742,265
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,158,470

2,500	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,743,875

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,056,100

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,240,180
1,045	6.875%, 8/01/39	8/19 at 100.00	BBB	1,170,494

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	1,569,050

3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,215,553

810	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	889,809

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	1,947,439

6,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa3	6,284,040

	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (6)	8/26 at 100.00	Aa2	6,743,405
10,450	4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	Aa2	11,003,223
13,045	4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa2	13,756,474
14,760	4.000%, 8/01/42 (UB) (6)	8/26 at 100.00	Aa2	15,565,010
32,355	4.000%, 8/01/45 (UB) (6)	8/26 at 100.00	Aa2	34,041,990

10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017E, 4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	10,797,900

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (5)	8/29 at 100.00	AA–	1,563,066

6,180	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,402,171

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 15.341%, 5/15/35 (IF) (6)	5/20 at 100.00	Aa3	2,637,450

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA–	5,770,650

7,565	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42 (UB) (6)	1/27 at 100.00	AA–	8,883,126

180	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
$1,150	15.508%, 7/01/38 (IF) (6)	7/22 at 100.00	AA–	$1,792,402
1,715	15.534%, 7/01/43 (IF) (6)	1/24 at 100.00	AA–	2,705,978

16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (6)	1/27 at 100.00	Aa2	17,033,459

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 18.883%, 7/01/44 (IF) (6)	7/24 at 100.00	AA	4,251,141

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2017-XF2455, 17.719%, 6/01/34 (Pre-refunded 6/01/19) (IF) (6)	6/19 at 100.00	AA+ (7)	3,398,000

8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa2	8,364,960

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,198,580

8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,364,960

	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,457,799
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	3,286,397
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	12,513,301

3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,937,816

7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	AA–	8,332,067

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33	1/21 at 100.00	B1	891,833
1,190	5.250%, 1/01/42	1/21 at 100.00	B1	1,192,451

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,240	5.000%, 9/01/39	9/24 at 100.00	N/R	2,424,733
2,950	5.000%, 9/01/44	9/24 at 100.00	N/R	3,179,775

1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,808,747

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	1,667,175

	Merced, California, Community Facilities District 2005-1, Improvement Area 1 Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/17 at 100.00	N/R	1,270,025
2,195	5.300%, 9/01/36	9/17 at 100.00	N/R	2,195,066

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	A+ (7)	1,847,014
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	A+ (7)	1,304,674

NUVEEN	181

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,210	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	$1,321,901

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	9/17 at 100.00	N/R	616,771

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/17 at 100.00	N/R	220,843

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,002,250

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,013,262
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,327,981

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,197,180

580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	633,279

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	2,828,850

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	2,316,184

	Ontario, California, Special Tax Bonds, Community Facilities District 24 Park Place Facilities Phase I, Series 2016:
1,365	5.000%, 9/01/41	9/26 at 100.00	N/R	1,507,438
2,000	5.000%, 9/01/46	9/26 at 100.00	N/R	2,195,620

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,354,672

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/17 at 101.00	N/R	2,505,228

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	9/17 at 100.00	N/R	1,706,664
3,780	5.450%, 9/01/32	9/17 at 100.00	N/R	3,792,285
4,480	5.500%, 9/01/36	9/17 at 100.00	N/R	4,494,022

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
915	7.000%, 4/01/25	9/17 at 102.00	CCC+	877,668
1,605	7.500%, 4/01/35	9/17 at 102.00	CCC+	1,528,441

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A	685,577
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A	649,752

8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	9,293,308

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/17 at 100.00	N/R	2,863,422

8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/45 (UB) (6)	8/27 at 100.00	AA	8,406,800

182	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (7)	$5,962,191

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	18,898,790

6,265	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/39	11/26 at 100.00	Ba1	6,866,440

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 5.125%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	A+ (7)	8,030,320

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (5)	8/29 at 100.00	A2	3,577,530

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0017:
3,750	15.009%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured (IF) (6)	8/17 at 100.00	A (7)	3,806,850
7,000	15.009%, 8/01/37 (Pre-refunded 8/01/17) – NPFG Insured (IF) (6)	8/17 at 100.00	A (7)	7,106,120

3,075	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,370,261

16,495	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	17,948,704

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Tender Option Bond Trust 2016-XF2350, 15.705%, 8/01/37 (Pre-refunded 8/01/17) – AGM Insured (IF) (6)	8/17 at 100.00	AA– (7)	5,073,800

5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,762,768

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	325,487

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,215	5.100%, 9/01/30	9/17 at 100.00	N/R	1,218,475
2,330	5.150%, 9/01/35	9/17 at 100.00	N/R	2,335,895

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	A3	4,671,303

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	18,110,780

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,726,775

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	9/17 at 100.00	BBB–	1,456,135

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	9/17 at 100.00	BBB–	1,286,208

	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	A	13,212,925
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A	9,881,188

NUVEEN	183

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,210	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	$1,268,407

3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	3,911,826

1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,370,062

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	9/17 at 100.00	N/R	4,412,136

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	9/17 at 102.00	N/R	6,037,186

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 15.645%, 11/01/45 (Alternative Minimum Tax) (IF) (6)	11/25 at 100.00	A+	2,102,250

3,030	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Desert Communities & Interstate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (6)	10/27 at 100.00	A	3,148,837

6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (6)	10/27 at 100.00	A	6,451,625

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A (7)	1,736,805

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	2,280,662
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	2,163,959
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	2,047,531
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	1,547,896

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A3	1,213,480

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,494,092

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	A3	250,970
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	A3	287,951

3,250	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,550,170

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,002,130

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Refunding Series 2017:
1,000	5.000%, 9/01/31	9/27 at 100.00	N/R	1,143,020
1,000	5.000%, 9/01/32	9/27 at 100.00	N/R	1,135,620

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/17 at 100.00	N/R	7,138,067

184	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016:
$1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	$1,221,372
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,054,330
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,878,970

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,024,798
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,496,709

3,450	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,672,801

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	9/17 at 100.00	N/R	3,007,680

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	15.654%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	4,910,700
3,000	15.654%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	5,892,840
6,580	15.447%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	13,274,755

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 15.524%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,512,428

3,400	Sacramento County, California, Special Tax Bonds, Community Facilities District 2014-2 North Vineyard Station 2, Series 2016, 5.000%, 9/01/41	9/26 at 100.00	N/R	3,764,106

5,835	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	5,858,398

2,560	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A3	2,699,238

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,090,880

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	Ba2	4,831,080
16,730	7.500%, 12/01/41	12/21 at 100.00	Ba2	19,611,910

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 17.423%, 8/01/39 (Pre-refunded 8/01/19) (IF)	8/19 at 100.00	AA– (7)	4,021,214

15,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	AA–	15,542,700

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 14.655%, 5/01/44 (IF) (6)	5/24 at 100.00	A+	1,984,794

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 14.644%, 5/01/44 (Alternative Minimum Tax) (IF) (6)	5/24 at 100.00	A+	6,387,092

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,385,600

NUVEEN	185

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A–	$1,400,025

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
16,120	0.000%, 8/01/43	8/21 at 33.74	N/R	3,849,617
2,750	0.000%, 8/01/26	8/21 at 79.08	N/R	1,726,038
8,905	0.000%, 8/01/31	8/21 at 61.78	N/R	4,176,801

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/18 at 48.168	N/R	641,121
3,020	0.000%, 8/01/34	2/18 at 37.823	N/R	1,105,229

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
11,500	5.250%, 1/15/44	1/25 at 100.00	BB+	12,549,720
16,000	5.250%, 1/15/49	1/25 at 100.00	BB+	17,397,120

1,460	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	1,616,176

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 2015-XF2185, 15.117%, 9/01/38 – BHAC Insured (IF) (6)	9/17 at 100.00	A+	3,970,782

13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (6)	8/27 at 100.00	A+	13,903,133

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,124,025

7,910	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	9/17 at 100.00	N/R	7,917,989

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	3,914,722

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,550,278
3,460	6.000%, 9/01/43	9/23 at 100.00	N/R	3,897,206

	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	9/17 at 35.450	N/R	7,701,980
7,500	0.000%, 6/01/47	9/17 at 18.845	N/R	997,125

11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Series 2017C, 4.0008%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	11,926,934

1,400	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41	No Opt. Call	AA–	546,294

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,677,150

186	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	$3,814,055

4,665	Sweetwater Union High School District, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/42 (UB) (6)	2/26 at 100.00	A+	4,843,623

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,468,240

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
4,905	5.500%, 9/01/27	No Opt. Call	N/R	5,094,284
3,655	5.750%, 9/01/32	9/27 at 100.00	N/R	3,747,983
4,940	6.125%, 9/01/37	9/27 at 100.00	N/R	5,117,840
13,245	6.250%, 9/01/47	9/27 at 100.00	N/R	13,704,999

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 16.435%, 5/15/38 (IF) (6)	5/23 at 100.00	AA–	11,748,836

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,345	5.375%, 6/01/38	9/17 at 100.00	B–	9,344,159
21,115	5.500%, 6/01/45	9/17 at 100.00	B–	20,985,776

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,300	5.000%, 6/01/37	9/17 at 100.00	B2	11,300,678
47,950	5.125%, 6/01/46	9/17 at 100.00	B2	47,950,000

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27	11/17 at 100.00	BB–	834,516
2,785	5.200%, 11/01/32	11/17 at 100.00	BB–	2,715,291

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A– (7)	1,483,339

700	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/40	9/25 at 100.00	N/R	766,717

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	915,238
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	4,990,198

10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (6)	8/26 at 100.00	A+	11,024,739

10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2017C, 4.000%, 9/01/46 (UB) (6)	9/27 at 100.00	AA+	10,652,695

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-XF2194, 15.122%, 5/15/37 (IF) (6)	5/22 at 100.00	AA–	2,455,109

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 15.191%, 5/15/36 (IF) (6)	5/23 at 100.00	AA	4,076,800

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 15.440%, 5/15/38 (IF) (6)	5/23 at 100.00	AA	4,255,545

2,000	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/37	3/25 at 100.00	N/R	2,203,940

NUVEEN	187

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,554	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax)	No Opt. Call	N/R	$3,334,078

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	A2	3,238,170

1,300	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa1	1,440,218

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	734,052

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,049,410

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,884,492

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,509,786

1,145	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,152,454

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/17 at 100.00	N/R	7,274,070
3,930,788	Total California			3,278,827,533

	Colorado – 7.2%

5,671	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,973,248

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	9/17 at 100.00	BBB–	3,807,638
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	9/17 at 100.00	BBB–	13,184,478

2,205	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,198,958

3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,009,660

527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	532,149

4,405	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,358,527

1,620	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,623,062

	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,709,194
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,579,513

2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,443,162

188	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	$2,954,557

644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	651,573

500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	509,265

2,025	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44	12/24 at 100.00	N/R	1,968,037

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	2,009,720

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	A3	125,652

	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
2,140	6.000%, 12/01/37	12/22 at 103.00	N/R	2,149,651
6,270	6.125%, 12/01/47	12/22 at 103.00	N/R	6,306,366

8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,466,451

3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,428,117

2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,013,034

3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	4,116,690

1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45	12/20 at 103.00	N/R	1,899,206

4,010	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	4,086,992

2,878	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,828,383

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
6,250	5.000%, 12/01/37	12/22 at 103.00	N/R	6,405,000
17,270	5.000%, 12/01/47	12/22 at 103.00	N/R	17,511,953

4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,525,830

1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,836,509

5,860	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,817,984

NUVEEN	189

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,290	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	$3,250,257

	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,196,482
4,380	6.500%, 12/01/47	12/22 at 103.00	N/R	4,449,029

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B	2,621,632

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,529,483

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46	7/25 at 100.00	BB+	1,388,394

938	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/17 at 100.00	N/R	781,771

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,784,632

5,160	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36	11/21 at 100.00	BB+	5,189,618

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (7)	4,640,348

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
1,790	5.500%, 2/15/26	2/18 at 100.00	N/R	1,798,180
2,370	5.625%, 2/15/36	2/18 at 100.00	N/R	2,378,413

985	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,069,818

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
2,920	5.000%, 7/01/36	7/26 at 100.00	BB	2,978,546
3,855	5.000%, 7/01/46	7/26 at 100.00	BB	3,895,670

4,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	5,108,712

2,190	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,209,907

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34	7/24 at 100.00	BB+	2,071,595
3,150	5.375%, 7/01/44	7/24 at 100.00	BB+	3,225,600
2,700	5.500%, 7/01/49	7/24 at 100.00	BB+	2,765,313

875	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	987,639

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BB+	2,804,676
5,000	5.000%, 12/15/45	12/25 at 100.00	BB+	5,053,000

190	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
$1,000	5.000%, 9/01/36	9/21 at 100.00	N/R	$1,001,790
1,390	5.000%, 9/01/46	9/21 at 100.00	N/R	1,373,779

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	900,288
765	5.125%, 11/01/49	11/24 at 100.00	BB+	777,684

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/18 at 100.00	N/R	3,855,962

1,731	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	9/17 at 100.00	N/R	1,733,146

2,630	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (7)	2,803,974

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,709,880

28,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	28,464,146

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,135,788

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46	2/26 at 100.00	N/R	4,150,074

2,095	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,160,029

3,930	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	4,152,595

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 15.313%, 1/01/45 (IF) (6)	1/23 at 100.00	BBB+	2,194,970

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003
3,450	14.326%, 2/01/41 (IF) (6)	2/21 at 100.00	BBB+	3,878,352
2,500	14.326%, 2/01/41 (IF) (6)	2/21 at 100.00	BBB+	2,810,400

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 15.319%, 1/01/45 (IF) (6)	1/23 at 100.00	BBB+	4,831,780

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 15.454%, 10/01/37 (IF) (6)	11/23 at 100.00	BBB+	3,960,720

9,315	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (6)	6/26 at 100.00	A+	10,591,341

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32 (4)	6/22 at 100.00	N/R	1,412,460
3,630	7.000%, 6/01/42 (4)	6/22 at 100.00	N/R	2,848,461
4,225	7.125%, 6/01/47 (4)	6/22 at 100.00	N/R	3,315,357

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	Baa2	779,803

NUVEEN	191

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
$2,000	21.402%, 1/01/35 (IF) (6)	1/24 at 100.00	AA–	$3,582,100
4,785	18.884%, 1/01/44 (IF) (6)	1/24 at 100.00	AA–	7,383,399

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45	12/25 at 100.00	N/R	1,371,110

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	16.422%, 1/01/30 (IF)	1/20 at 100.00	AA–	1,340,320
1,250	16.422%, 1/01/30 (IF)	1/20 at 100.00	AA–	1,675,400
3,500	15.417%, 1/01/30 (IF)	1/20 at 100.00	AA–	4,577,300
265	15.417%, 1/01/40 (IF)	1/20 at 100.00	AA–	339,571

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,584,942

135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 12/01/17 (Alternative Minimum Tax) (4), (9)	No Opt. Call	N/R	137,224

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	5.500%, 4/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	581,764
2,668	6.875%, 10/01/27 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	2,318,092

3,145	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,032,252

2,419	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	2,291,615

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	1,102,216
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	3,606,456
6,830	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	6,854,929

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,294,329

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	5,076,683

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27	12/17 at 100.00	N/R	8,037,857
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	10,246,354

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	A3	100,217
462	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	A3	465,576
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	A3	2,759,207
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	A3	402,352

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,732,878

192	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
$1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	$1,985,330
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,782,068

3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B , 5.250%, 12/01/47	12/22 at 103.00	N/R	4,056,920

5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (10)	12/21 at 100.00	N/R	4,281,514

2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,411,979

2,605	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,614,144

670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	653,826

4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,763,178

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44	12/19 at 100.00	N/R	3,427,832

790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44	12/19 at 103.00	N/R	748,248

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 14.565%, 11/15/43 (IF) (6)	11/23 at 100.00	A	3,670,800

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
4,350	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	4,389,367
19,700	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	19,853,660

2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,131,311

870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	802,636

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
7,500	0.000%, 9/01/39	No Opt. Call	BBB+	2,951,550
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	4,883,060
3,995	0.000%, 9/01/41	No Opt. Call	BBB+	1,431,728

1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	776,458

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	24,973,145
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	44,699
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	303,480
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	6,321,106
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	276,170

NUVEEN	193

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	$17,376,800

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	BBB+	10,075,996
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	BBB+	9,667,899
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	BBB+	7,416,861

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	23,478,080
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	16,881,754

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	1,919,580
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	BBB+	461,397

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	599,824

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
255	5.000%, 12/01/22 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (7)	259,429
2,835	5.200%, 12/01/27 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (7)	2,886,625
18,350	5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (7)	18,695,530

3,174	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	9/17 at 100.00	N/R	2,065,576

2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,263,602

632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	616,541

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,648,998

5,004	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,304,190

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,457,249

2,225	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,216,523

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,869,570
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,568,469
28,430	6.000%, 12/01/38	12/24 at 100.00	N/R	29,385,817

2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,315,713

683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	641,945

750	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	802,305

194	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
$2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	$2,999,878
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,589,589

1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,727,549

7,521	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	9/17 at 100.00	N/R	7,522,429

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (11)	12/19 at 100.00	N/R	2,181,931

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (11)	12/19 at 100.00	N/R	2,846,442

3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (11)	12/20 at 100.00	N/R	4,119,116

780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	727,795

2,530	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	2,545,129

2,260	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	2,291,821

735	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	710,422

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	800,152

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44	12/19 at 100.00	N/R	2,069,832

955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44	12/19 at 103.00	N/R	942,824

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,434,082

8,688	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	8,330,836

778	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	9/17 at 100.00	N/R	747,487

1,960	Highlands Metropolitan District No. 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	1,862,921

1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47 (WI/DD, Settling 7/13/17)	12/22 at 103.00	N/R	1,582,909

336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47 (WI/DD, Settling 7/13/17)	12/22 at 103.00	N/R	334,800

4,915	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,926,206

NUVEEN	195

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	$1,028,782

780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	796,208

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,282,977

	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,217,809
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,563,175

	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	5,100,940
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,144,239
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	17,470,992

7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	6,806,171

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,682,689

6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,266,635

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,249,121

1,626	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,642,797

1,630	Leyden Ranch Metropolitan District , In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	1,651,597

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	485,995
520	5.000%, 12/01/45	12/21 at 103.00	N/R	524,394

695	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	647,441

3,500	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,582,110

2,517	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,567,466

2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,246,212

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (7)	335,993

1,410	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	1,344,322

196	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	$649,696

1,445	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,362,389

1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,761,734

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,525,170
4,300	5.000%, 12/01/46	12/25 at 100.00	N/R	4,235,973

2,345	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,318,056

2,655	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,497,373

561	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46	12/21 at 103.00	N/R	533,393

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (12)	9/17 at 100.00	N/R	3,877,498
10,910	6.125%, 12/01/35 (13)	9/17 at 100.00	N/R	7,331,629

2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	2,020,460

9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	9,108,576

1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,213,683

	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,568,011
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,009,391

2,836	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,864,133

915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	867,054

940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	899,448

3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,356,325

	Palisade Park North Metropolitan District No. 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	1,985,505
530	8.000%, 12/15/46	12/21 at 103.00	N/R	511,132

NUVEEN	197

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,625	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	$1,545,066

4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,392,344

	Pinon Pines Metropolitan District No. 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	2,825,400
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	4,030,624

1,965	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	2,031,162

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	9/17 at 100.00	N/R	12,964,523

3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,861,951

15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,844,188

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	477,750
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,222,413

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	A	11,227,000

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	14.791%, 6/01/39 (IF) (6)	6/23 at 100.00	A	3,922,330
3,190	15.781%, 6/01/44 (IF) (6)	6/23 at 100.00	A	4,666,364
3,750	14.791%, 6/01/44 (IF) (6)	6/23 at 100.00	A	5,486,250
2,745	14.785%, 6/01/44 (IF) (6)	6/23 at 100.00	A	4,015,331

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,490,120

3,000	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	3,057,450

2,405	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	2,208,511

660	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	606,784

1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,363,810

510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	505,660

1,146	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/17 at 100.00	N/R	1,100,962

2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,377,173

198	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	$514,986

1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,743,567

1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,437,510

2,126	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	9/17 at 100.00	N/R	1,420,253

2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,001,565

4,369	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	9/17 at 100.00	N/R	4,197,560

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	826,961
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,234,103

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,155	7.375%, 12/01/35	12/20 at 100.00	N/R	2,254,238
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,279,580

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 0.000%, 12/01/42	12/20 at 103.00	N/R	6,233,045

5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	5,181,192

9,340	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	9,347,098

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,629,567

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,707,990
3,500	5.750%, 12/01/45	12/20 at 103.00	N/R	3,526,985

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,032,596

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (5)	12/22 at 102.00	N/R	4,512,808

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	4,980,269

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (14)	12/17 at 100.00	N/R	1,124,925

1,219	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Series 2007, 5.625%, 12/01/36 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (7)	1,243,051

2,490	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,645,152

NUVEEN	199

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,115	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	$1,141,615

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,021,649

905	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	9/17 at 100.00	N/R	904,982

2,425	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,424,369

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
1,000	6.000%, 12/01/44	12/20 at 103.00	N/R	1,002,400
784	7.750%, 12/15/44	12/20 at 103.00	N/R	788,994

6,435	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,740,083

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (15)	12/18 at 100.00	N/R	2,180,630

970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	No Opt. Call	A2	947,593

245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	257,054

470	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	504,705

1,710	Waterfall Metropolitan District No. 1, In the City of Loveland, Larimer County, Colorado, Limited Tax General Obligation Refunding Bonds, Limited Tax General Obligation Refunding Convertible Capital Appreciation Bonds, Series 2016B, 6.500%, 12/01/46 (5)	12/21 at 103.00	N/R	1,746,919

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	AA	526,045

3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,565,315

1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,630,046

1,291	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (7)	1,408,959

1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	1,267,048

473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	480,326
1,171,550	Total Colorado			1,050,622,421

	Connecticut – 0.6%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	9/17 at 100.00	B3	6,876,288

200	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
$662	7.000%, 4/01/22	4/20 at 100.00	N/R	$717,568
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	42,612,625

158,750	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 0.240%, 7/01/31, PIK, (4)	No Opt. Call	N/R	6,127,744

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
340	5.125%, 1/01/23	9/17 at 100.00	B	346,871
20,600	5.250%, 1/01/33	9/17 at 100.00	B	18,725,812

5,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45	2/23 at 100.00	B	5,225,500

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	6,028,199
235,622	Total Connecticut			86,660,607

	Delaware – 0.3%

22,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	23,859,214

1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,115,466

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35	3/25 at 100.00	N/R	4,988,044
7,500	7.000%, 9/01/45	3/25 at 100.00	N/R	7,676,025

3,000	Sussex County, Delaware, Recovery Zone Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 6.000%, 10/01/40	12/20 at 100.00	Baa3	3,237,570

1,375	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,515,594
40,750	Total Delaware			42,391,913

	District of Columbia – 0.5%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,494,003

117,300	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/17 at 17.062	N/R	17,593,827

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Series 2015:
5,000	5.000%, 7/15/40 (UB) (6)	1/26 at 100.00	A1	5,679,950
10,000	5.000%, 7/15/44 (UB) (6)	1/26 at 100.00	A1	11,280,100

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 2017-XG0130:
2,305	16.825%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured (IF)	7/18 at 101.00	A2 (7)	2,719,877
1,160	16.718%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured (IF)	7/18 at 101.00	AA (7)	1,367,327

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,240,609

NUVEEN	201

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
$2,590	7.125%, 11/15/26	11/20 at 100.00	BB	$2,830,585
2,740	7.500%, 11/15/31	11/20 at 100.00	BB	3,022,494
1,000	7.875%, 11/15/40	11/20 at 100.00	BB	1,110,540

	District of Columbia, Revenue Bonds, Howard University, Series 2011A:
6,410	6.500%, 10/01/41	4/21 at 100.00	BBB	6,789,280
90	6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	107,451
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB) (6)	4/21 at 100.00	Ba2 (7)	41,787
2,465	6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	Ba2	2,610,854

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
2,500	20.073%, 10/01/37 (IF) (6)	4/21 at 100.00	Ba2	3,123,925
3,025	20.051%, 10/01/37 (IF) (6)	4/21 at 100.00	Ba2	3,778,618
1,250	20.073%, 10/01/41 (IF) (6)	4/21 at 100.00	Ba2	1,555,275
1,750	20.073%, 10/01/41 (IF) (6)	4/21 at 100.00	Ba2	2,177,648
625	20.073%, 10/01/41 (IF) (6)	4/21 at 100.00	Ba2	777,638
1,250	20.073%, 10/01/41 (IF) (6)	4/21 at 100.00	Ba2	1,555,275
166,175	Total District of Columbia			72,857,063

	Florida – 10.1%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,657,935

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,975,750
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,970,525

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,030,628
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	14,680,565
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	8,653,425

2,495	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	9/17 at 100.00	N/R	2,495,524

3,000	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	9/17 at 100.00	N/R	2,594,100

895	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Centex Homes Project, Series 2006A-3, 5.500%, 5/01/36	9/17 at 100.00	N/R	895,098

355	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	9/17 at 100.00	N/R	355,028

750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	761,392

2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,011,869

1,470	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	1,468,868

3,390	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,207,855

202	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$18,385	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	9/17 at 100.00	N/R	$17,596,283

23,485	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	24,488,044

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,702,464

5,620	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	5,702,951

2,100	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,155,020

4,545	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,591,768

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	1,001,540

3,765	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,883,447

3,160	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,201,933

4,550	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,693,143

3,345	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,376,042

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,766,812

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	2,547,919
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,053,061
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	4,116,297

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	81,166
11,385	5.000%, 11/01/46	11/25 at 100.00	N/R	11,402,647

135	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	9/17 at 100.00	N/R	135,062

2,850	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	2,901,015

3,020	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	9/17 at 100.00	N/R	2,807,150

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB–	3,692,520

1,500	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 4.125%, 11/01/47	11/26 at 100.00	BBB–	1,476,075

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,167,370

NUVEEN	203

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
$875	5.375%, 11/01/36	11/27 at 100.00	N/R	$912,660
1,270	5.500%, 11/01/46	11/27 at 100.00	N/R	1,319,632

2,465	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	2,599,663

3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,138,112

32,830	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	33,236,107

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016:
1,000	4.500%, 5/01/34	5/27 at 100.00	N/R	979,130
3,000	4.750%, 5/01/46	5/27 at 100.00	N/R	2,941,620

2,500	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	9/17 at 100.00	N/R	2,500,375

1,105	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	9/17 at 100.00	N/R	1,105,155

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,540	6.500%, 11/01/29	11/19 at 100.00	BB+	1,641,270
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,801,914

	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,325	5.125%, 11/01/38	11/27 at 100.00	N/R	1,344,570
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	1,941,878

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40	7/25 at 100.00	N/R	4,254,280

660	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.125%, 10/01/21 – NPFG Insured	9/17 at 100.00	A3	660,066

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (4)	1/21 at 103.00	N/R	1,580,097

720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	9/17 at 100.00	N/R	680,378

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,317,050

	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37	7/27 at 100.00	BB	3,527,657
4,820	5.500%, 7/01/47	7/27 at 100.00	BB	4,884,202

4,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49	4/24 at 103.00	N/R	3,875,320

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
895	5.625%, 11/01/36	11/26 at 100.00	N/R	926,262
2,145	5.750%, 11/01/47	11/26 at 100.00	N/R	2,215,506

204	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,330	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	9/17 at 100.00	N/R	$3,330,067

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,044,089
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,853,169

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32	5/27 at 100.00	N/R	1,706,239
4,000	5.000%, 5/01/48	5/27 at 100.00	N/R	4,018,400

1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,179,600

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36 (Alternative Minimum Tax)	10/25 at 100.00	N/R	3,877,280

2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,664,628

3,275	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	9/17 at 100.00	N/R	3,275,524

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	544,510
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,361,893

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	8,802,080
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,556,100

	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
945	4.625%, 5/01/35	5/26 at 100.00	N/R	910,243
500	4.750%, 5/01/46	5/26 at 100.00	N/R	476,805

2,820	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	9/17 at 100.00	N/R	2,820,226

1,480	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	9/17 at 100.00	N/R	1,480,148

1,920	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	9/17 at 100.00	N/R	1,908,422

3,675	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.750%, 11/01/37	11/32 at 100.00	N/R	3,686,723

	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
795	5.250%, 11/01/37	11/28 at 100.00	N/R	840,204
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,118,940

1,680	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	1,793,669

3,350	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,369,296

NUVEEN	205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,425	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	$2,544,455

875	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/17 at 100.00	N/R	875,140

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	954,336
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,459,315
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	1,989,525

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,875,126

2,085	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	2,191,293

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,319,931

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,073,097

3,270	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	9/17 at 100.00	N/R	3,245,181

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,472,638
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	15,000,190

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37	6/26 at 100.00	N/R	779,458
1,260	6.125%, 6/15/46	6/26 at 100.00	N/R	1,285,011

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,284,677
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,180,784

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	320,954

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
6,405	4.750%, 7/15/36	7/26 at 100.00	N/R	6,051,700
8,535	6.375%, 6/15/46	6/26 at 100.00	N/R	8,803,596
4,735	5.000%, 7/15/46	7/26 at 100.00	N/R	4,500,428

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,241,350
4,275	6.000%, 6/15/44	6/24 at 100.00	N/R	4,229,813

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35	6/25 at 100.00	N/R	365,384
8,500	6.125%, 6/15/46	6/25 at 100.00	N/R	8,723,295

206	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
$1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	$1,556,865
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,176,148

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB	10,664,217
5,275	7.500%, 6/15/33	6/21 at 100.00	BB	5,928,836
17,150	7.625%, 6/15/41	6/21 at 100.00	BB	19,293,235

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	6/22 at 100.00	N/R	1,610,670
5,800	6.125%, 6/15/43	6/22 at 100.00	N/R	6,222,530

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,084,043
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,633,760

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,161,568
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,230,451

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc. Projects, Series 2017A:
2,150	6.000%, 6/15/37	6/27 at 100.00	N/R	2,178,896
3,610	6.125%, 6/15/47	6/27 at 100.00	N/R	3,660,937

1,630	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	9/17 at 100.00	B+	1,550,586

4,150	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,467,682

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,258,862
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,507,200

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,745,324
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,473,036

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,551,495

	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,028,710
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,072,900

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,726,626

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	227,869

NUVEEN	207

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	$3,036,420

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,014,760

2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,532,350

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,687,695

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,061,130

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	5/23 at 100.00	N/R	9,193,973

1,660	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,684,917

	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,650	5.000%, 11/01/28	No Opt. Call	N/R	1,635,117
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	9,944,460

9,030	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 4/15/22	No Opt. Call	N/R	8,796,665

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,211,301
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,316,480

4,975	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,037,436

760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	771,514

665	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	676,219

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,241,004
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,238,116

850	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36	5/27 at 100.00	N/R	846,863

4,885	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	5,096,472

570	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	9/17 at 100.00	N/R	570,085

208	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
$500	5.375%, 11/01/37	11/27 at 100.00	N/R	$514,140
1,000	5.500%, 11/01/47	11/27 at 100.00	N/R	1,026,090

500	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	513,045

3,500	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	9/17 at 100.00	BB	3,500,525

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	1,989,361
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,025,500

8,095	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,119,447

13,550	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Ba3	12,956,374

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 2016-XG0064:
5,810	15.467%, 11/01/32 (IF) (6)	11/17 at 100.00	A–	6,040,134
2,865	15.470%, 11/01/38 (IF) (6)	11/17 at 100.00	A–	2,973,469

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 15.198%, 10/01/41 (IF)	10/21 at 100.00	AA–	3,894,996

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	507,785
920	5.375%, 11/01/44	11/24 at 100.00	N/R	937,002

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	619,498
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,049,034

5,020	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	9/17 at 100.00	N/R	4,823,367

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	999,508
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,874,320

2,500	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,516,175

1,895	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	11/17 at 100.00	N/R	1,895,606

1,235	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,283,313

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,554,971

NUVEEN	209

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
$4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	$4,665,228
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,253,499

2,955	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,061,055

2,980	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47	5/27 at 100.00	N/R	3,008,578

1,000	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	5/25 at 100.00	N/R	1,019,610

4,355	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	4,446,237

9,275	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	9/17 at 100.00	N/R	8,891,571

1,810	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,921,985

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
11,920	5.250%, 6/15/27	9/17 at 100.00	BB	11,922,980
35,550	5.375%, 6/15/37	9/17 at 100.00	BB	35,549,289

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,668,680
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	4,779,759

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	5,993,878

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,653,088

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
6,635	9.000%, 12/01/30	12/18 at 104.00	N/R	7,038,673
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,522,750

23,920	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/37 (UB) (6)	9/17 at 100.00	A	23,982,431

233	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	9/17 at 100.00	N/R	233,021

8,165	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	9/17 at 100.00	N/R	4,898,837

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	890,842

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,018,830
3,760	5.625%, 5/01/46	5/26 at 100.00	N/R	3,825,010

210	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,930	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	$1,962,598

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	429,750

	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB)	9/25 at 100.00	AA–	15,481,027
7,000	5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	7,985,600

	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37	7/27 at 100.00	N/R	3,895,000
6,530	6.000%, 7/01/47	7/27 at 100.00	N/R	6,515,112

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	13,544,577
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	15,871,302

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
9,370	6.000%, 11/01/46	11/26 at 100.00	BB	9,609,310
7,175	6.000%, 11/01/51	11/26 at 100.00	BB	7,293,172

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pinecrest Academy Project, Series 2014:
1,350	5.000%, 9/15/34	9/24 at 100.00	BBB–	1,420,632
1,750	5.250%, 9/15/44	9/24 at 100.00	BBB–	1,847,370

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35	9/25 at 100.00	N/R	1,549,365
2,250	6.000%, 9/15/45	9/25 at 100.00	N/R	2,338,357

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 2016-XG0065, 16.182%, 10/01/41 (IF) (6)	10/20 at 100.00	A	4,080,816

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust 2016-XG0010, 15.711%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	A	4,169,235

20,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2015D, 5.000%, 7/01/45 (UB)	7/26 at 100.00	AA	23,067,200

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 18.184%, 6/01/39 (Pre-refunded 6/01/19) – AGM Insured (IF) (6)	6/19 at 100.00	A+ (7)	4,352,311

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
3,750	15.225%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	A+	5,298,300
855	15.225%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	A+	1,208,012
2,065	15.209%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	A+	2,916,565

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
985	5.000%, 5/01/29	5/23 at 100.00	N/R	1,049,724
6,715	5.000%, 5/01/37	5/23 at 100.00	N/R	7,108,566

NUVEEN	211

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$16,010	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	$16,948,346

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,576,710

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,615,236
2,690	5.625%, 11/01/45	11/24 at 100.00	N/R	2,785,629

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	9/17 at 100.00	N/R	478,100

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/18 (4)	No Opt. Call	N/R	873,769

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,128,963

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,774,223
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	5,804,823

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	2,518,176
750	5.000%, 8/01/37	8/27 at 100.00	N/R	773,355
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,046,060

13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	13,913,323

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,290	4.750%, 11/01/35	11/25 at 100.00	N/R	1,271,592
3,245	4.875%, 11/01/45	11/25 at 100.00	N/R	3,179,354

	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056:
345	14.336%, 10/01/42 (IF) (6)	4/22 at 100.00	A	463,991
3,565	14.373%, 10/01/42 (IF) (6)	4/22 at 100.00	A	4,798,169

2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,249,310

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	579,540
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,163,550
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,170,260
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,935,200
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,817,108

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,231,485

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	626,835

212	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
$435	4.875%, 5/01/22	No Opt. Call	N/R	$448,624
1,390	5.375%, 5/01/31	5/22 at 100.00	N/R	1,429,142

10,350	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	9/17 at 100.00	N/R	10,349,896

2,425	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	9/17 at 100.00	N/R	2,103,542

1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,017,270

2,500	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,587,125

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
335	5.750%, 11/01/22	No Opt. Call	N/R	363,368
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,479,000
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,218,800

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,358,599
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,289,840

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,368,722

7,495	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,939,453

2,740	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 5.000%, 5/01/36	5/28 at 100.00	N/R	2,779,456

2,600	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,560,480

2,635	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,727,146

	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,241	4.500%, 5/01/32	5/27 at 100.00	N/R	1,228,615
1,005	5.000%, 5/01/46	5/27 at 100.00	N/R	994,779

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
595	5.450%, 5/01/31	5/26 at 100.00	N/R	582,904
825	5.600%, 5/01/37	5/26 at 100.00	N/R	804,400

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,034,360
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,034,150

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	1,995,950

NUVEEN	213

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	$1,725,534

6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 5.375%, 1/01/49 (4)	9/17 at 100.00	N/R	4,074,262

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49 (4)	9/17 at 100.00	N/R	24

3,905	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	9/17 at 100.00	N/R	3,905,859

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	Baa3	3,023,130
21,150	5.250%, 10/01/27	10/17 at 100.00	Baa3	21,291,705

2,190	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,122,329

6,100	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	9/17 at 100.00	N/R	6,100,366

3,000	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.125%, 5/01/36	5/27 at 100.00	BBB	3,106,710

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	67,506
840	5.375%, 5/01/37	5/27 at 100.00	N/R	870,156
2,970	5.625%, 5/01/47	5/27 at 100.00	N/R	3,086,988

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 2015-XF1000, 18.984%, 8/15/42 (IF) (6)	9/17 at 100.00	Aa3	2,376,270

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF0251:
2,130	13.712%, 8/15/24 (IF) (6)	9/17 at 100.00	AA–	2,167,893
3,835	13.726%, 8/15/25 (IF) (6)	9/17 at 100.00	AA–	3,903,148

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF2175:
750	15.419%, 8/15/27 (IF) (6)	9/17 at 100.00	AA–	765,120
6,250	13.910%, 8/15/29 (IF) (6)	9/17 at 100.00	AA–	6,309,250

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2016-XG0009, 7.731%, 8/15/33 (IF) (6)	9/17 at 100.00	AA–	6,379,337

1,020	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.750%, 5/01/38	5/26 at 100.00	BBB	936,003

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	397,852
100	5.000%, 5/01/38	5/26 at 100.00	N/R	99,749

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,127,320

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,175,414

214	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
$2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	$2,160,296
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,373,692

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37	11/27 at 100.00	N/R	1,538,908
3,000	5.250%, 11/01/47	11/27 at 100.00	N/R	3,033,180

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,334,069

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,900,450

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,827,159
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,065,993

205	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	214,787

	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	991,543
500	4.750%, 5/01/38	5/27 at 100.00	N/R	494,555
1,621	5.000%, 5/01/46	5/27 at 100.00	N/R	1,613,284

8,030	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	9/17 at 100.00	N/R	8,031,044

17,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 5.000%, 11/15/46 (UB) (6)	5/26 at 100.00	Aa2	19,319,140

	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,102,668
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,816,162

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
410	6.750%, 11/01/27	11/18 at 100.00	N/R	419,631
1,985	7.850%, 11/01/41	11/18 at 100.00	N/R	2,060,212

9,570	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	9/17 at 100.00	N/R	9,569,904

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	13,567,259

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	5,231,768

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/18 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

NUVEEN	215

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	11/17 at 100.00	N/R	$121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT:
150	6.450%, 5/01/23	5/18 at 100.00	N/R	150,676
175	6.550%, 5/01/27	5/18 at 100.00	N/R	175,786
870	6.650%, 5/01/40	5/18 at 100.00	N/R	875,020

2,605	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39	11/17 at 100.00	N/R	2,515,336

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
2,835	6.450%, 5/01/23	5/18 at 100.00	N/R	2,803,787
3,440	6.550%, 5/01/27	5/18 at 100.00	N/R	3,441,410
2,160	5.250%, 5/01/39	9/17 at 100.00	N/R	2,075,501
16,425	6.650%, 5/01/40	5/18 at 100.00	N/R	16,428,942

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	21,620,856

21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	11,203,198

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	5/18 at 100.00	N/R	235

35,675	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	9/17 at 100.00	N/R	35,675,357

3,280	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,598,914

825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	878,831

1,540	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-2, 5.875%, 11/01/30	11/28 at 100.00	N/R	1,654,176

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	892,170

2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	1,890,640

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	1,993,960
570	5.125%, 11/01/45	11/25 at 100.00	N/R	570,804

2,445	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,538,057

7,480	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	7,516,203

625	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	603,462

	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32	No Opt. Call	N/R	1,448,816
2,000	5.000%, 12/15/37	12/32 at 100.00	N/R	2,069,820
6,000	5.000%, 12/15/47	12/32 at 100.00	N/R	6,142,980

216	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
$255	5.375%, 11/01/37	11/27 at 100.00	N/R	$263,002
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,030,130

1,630	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	1,697,368

2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47	11/28 at 100.00	N/R	1,972,240

3,365	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29	No Opt. Call	N/R	3,336,801

2,350	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29	7/17 at 101.00	N/R	2,306,901

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,559,535
130	6.125%, 5/01/42	5/22 at 100.00	N/R	135,776

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,125	5.000%, 5/01/23	5/22 at 100.00	N/R	1,177,830
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,859,147

1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,360,359

1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	950,980

4,430	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,518,511

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	9/17 at 100.00	N/R	2,315,880

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	549,660
1,520	5.350%, 5/01/18 (4)	No Opt. Call	N/R	835,483
1,500	5.550%, 5/01/39 (4)	9/17 at 100.00	N/R	824,475

430	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB–	457,868

1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB–	1,322,510

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	2,018,480
1,750	5.250%, 5/01/39	5/27 at 100.00	N/R	1,760,623

17,485	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	9/17 at 100.00	N/R	17,486,399

3,260	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37 (Pre-refunded 8/24/17)	8/17 at 100.00	N/R (7)	3,260,619

NUVEEN	217

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016, 4.875%, 11/01/37	11/26 at 100.00	N/R	$1,007,920

1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,875,404

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	1,560,256
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,111,487

1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,078,325

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	513,025
2,390	5.625%, 5/01/45	5/25 at 100.00	N/R	2,464,042

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	915,265
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,705,729

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
545	5.125%, 5/01/36	5/28 at 100.00	N/R	554,625
995	5.500%, 5/01/46	5/28 at 100.00	N/R	1,020,323

605	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	669,129
1,532,847	Total Florida			1,484,862,609

	Georgia – 0.5%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,511,997

5,125	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	5,577,486

2,820	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	3,068,978

7,750	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2015, 5.000%, 11/01/40 (UB)	5/25 at 100.00	A+	8,965,510

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234:
4,385	18.631%, 11/01/40 (IF)	5/25 at 100.00	A+	7,821,437
1,215	18.585%, 11/01/40 (IF)	5/25 at 100.00	A+	2,164,656

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (9)	9/17 at 100.00	N/R	27,267
95	5.375%, 12/01/28 (4), (9)	12/17 at 100.00	N/R	2,911

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	12,332,040

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,267,703

218	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	$5,446,851

6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,435,300

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 19.921%, 8/15/49 (IF) (6)	2/25 at 100.00	AA–	4,624,987

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,138,649
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,262,487
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,483,064

	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
840	5.875%, 6/15/47	6/27 at 100.00	N/R	875,549
1,550	6.000%, 6/15/52	6/27 at 100.00	N/R	1,618,432
61,311	Total Georgia			71,625,304

	Guam – 0.6%

2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	2,696,625

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,123,240
11,400	5.125%, 1/01/42	1/22 at 100.00	A	11,983,566

500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	522,510

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,049,320
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	8,448,960

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	BBB–	2,214,260
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB–	4,263,552

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	BBB–	2,179,940

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	8,826,714
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	36,993,767

1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,611,968

1,500	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	BBB–	1,671,405
76,480	Total Guam			84,585,827

	Hawaii – 0.2%

3,604	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/18 at 100.00	N/R	3,608,217

NUVEEN	219

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
$3,040	6.625%, 7/01/33	7/23 at 100.00	BB	$3,262,954
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,225,656

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	4,585,217

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB	5,616,559

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,126,235
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,071,190
29,949	Total Hawaii			31,496,028

	Idaho – 0.1%

3,751	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,161,134

770	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	843,751

1,305	Idaho Housing and Finance Association Nonprofit Facilities Revenue Bonds, Liberty Charter School, Inc., Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,328,986

1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB–	1,061,000

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB–	1,061,690
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB–	2,502,165
10,206	Total Idaho			10,958,726

	Illinois – 11.6%

8,240	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	9/17 at 100.00	N/R	8,155,458

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	9/17 at 100.00	N/R	4,000,040

2,250	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/18 at 101.00	N/R	2,265,930

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,726,405

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 19.355%, 12/01/39 – AMBAC Insured (IF) (6)	12/21 at 100.00	B3	7,520,546

100,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2017, 6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	105,424,000

755	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B	606,439

3,310	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B3	2,732,769

3,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B3	2,565,070

220	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
$8,705	5.250%, 12/01/35	12/24 at 100.00	B	$7,074,466
3,220	5.250%, 12/01/39	12/24 at 100.00	B	2,618,085

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
100	5.000%, 12/01/18	No Opt. Call	B3	94,164
1,500	5.000%, 12/01/19	No Opt. Call	B3	1,400,055
4,500	5.000%, 12/01/31	12/20 at 100.00	B3	3,610,890

10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding SIFMA Index Series 2013A-2, 7.500%, 3/01/35 (Mandatory Put 6/02/17)	9/17 at 100.00	B3	9,997,300

255,970	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	244,517,902

1,765	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B+	964,926

6,870	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015A, 5.000%, 12/01/44 (UB)	12/24 at 100.00	AA+	7,628,105

9,155	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015B, 5.000%, 12/01/44 (UB)	12/24 at 100.00	AA+	10,165,254

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
8,000	18.204%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	11,481,200
500	18.204%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	717,575
2,950	18.193%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	4,232,808

8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	A3	9,622,906

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	18.533%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	3,731,390
2,000	18.533%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	2,870,300
3,755	18.533%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	5,388,988
1,000	19.777%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,505,650
2,000	19.777%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	3,011,300
1,150	19.777%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,731,498

29,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	32,306,532

1,174	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	9/17 at 100.00	N/R	1,173,424

1,005	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	12/17 at 100.00	N/R	981,704

6,251	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	9/17 at 100.00	N/R	4,419,213

4,424	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,464,297

6,085	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopement Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34	7/21 at 100.00	N/R	5,839,714

NUVEEN	221

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
$9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	$4,074,839
32,170	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB–	10,667,250

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,609,247
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,002,420
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,494,075

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	2,992,275
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,443,541
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	4,835,800

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB–	5,097,650
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB–	15,322,345
6,440	5.750%, 1/01/34	1/27 at 100.00	BBB–	6,543,620
124,485	6.000%, 1/01/38	1/27 at 100.00	BBB–	128,208,346

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	2,743,370
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,903,509

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,018,250
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	6,833,766
15,675	5.500%, 1/01/40	1/25 at 100.00	Ba1	15,594,901

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,100	5.000%, 1/01/34	1/19 at 100.00	Ba1	1,068,705
5,795	5.000%, 1/01/40	1/19 at 100.00	Ba1	5,502,353

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	3,038,809
3,930	5.000%, 1/01/40	1/21 at 100.00	Ba1	3,731,535

8,245	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	8,019,664

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,989,340

9,415	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 – FGIC Insured	1/18 at 100.00	Ba1	9,313,036

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/25	No Opt. Call	BBB–	2,007,440
2,000	5.000%, 1/01/26	No Opt. Call	BBB–	2,009,620
3,045	5.000%, 1/01/35	1/26 at 100.00	BBB–	2,945,002

	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB–	3,424,098
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB–	2,417,374

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB–	3,902,379
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB–	4,751,173

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 18.951%, 1/01/35 – AGM Insured (IF) (6)	1/21 at 100.00	Ba1	1,026,160

222	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	$22,986,824

	Cook County, Illinois, General Obligation Bonds, Series 2016A:
2,750	5.000%, 11/15/30 (UB) (6)	11/26 at 100.00	A2	3,048,183
7,500	5.000%, 11/15/31 (UB) (6)	11/26 at 100.00	A2	8,253,675

60,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	CCC+	62,416,511

1,200	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	1,218,240

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,405	7.750%, 7/01/30 (4)	7/21 at 100.00	N/R	6,653,837
1,545	8.000%, 7/01/35 (4)	7/21 at 100.00	N/R	1,310,763
2,000	8.250%, 7/01/41 (4)	7/21 at 100.00	N/R	1,693,080

1,605	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,691,718

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 18.804%, 1/01/39 (IF)	1/24 at 100.00	AA–	3,223,800

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	9/17 at 100.00	B3	931,535

	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36	11/26 at 100.00	N/R	10,991,503
13,325	6.375%, 11/01/46	11/26 at 100.00	N/R	12,903,264

1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24	No Opt. Call	N/R	1,866,728

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
25	5.000%, 12/01/21	9/17 at 100.00	BBB	25,041
2,830	5.000%, 12/01/36	9/17 at 100.00	BBB	2,831,528

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35	12/25 at 100.00	N/R	852,512
4,475	6.000%, 12/01/45	12/25 at 100.00	N/R	4,547,003

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,565	6.875%, 10/01/31	10/21 at 100.00	BB+	1,715,115
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,738,555

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,794,685

77,440	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	CCC+	80,451,642

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,200,224

NUVEEN	223

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2016-XG0008:
$1,500	15.951%, 8/15/33 – AGC Insured (IF) (6)	8/18 at 100.00	AA–	$1,755,060
2,495	15.951%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA–	2,896,795
1,625	15.951%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA–	1,886,690
625	15.741%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA–	725,650
550	15.677%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA–	638,165

785	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	795,134

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	9/17 at 100.00	BB–	5,499,945

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	9/17 at 100.00	BB	1,000,190
11,170	5.000%, 4/01/31	9/17 at 100.00	BB	11,132,916
19,140	5.000%, 4/01/36	9/17 at 100.00	BB	18,616,330

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	BB	6,178,800

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,115,613

10,170	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/17 at 100.00	N/R	10,178,441

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 15.120%, 5/01/30 (IF)	5/20 at 100.00	AA	4,028,375

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	15.417%, 8/15/37 (IF)	8/22 at 100.00	Aa2	772,397
1,000	15.417%, 8/15/37 (IF)	8/22 at 100.00	Aa2	1,379,280
1,925	15.426%, 8/15/43 (IF)	8/22 at 100.00	Aa2	2,613,515

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026:
625	17.467%, 8/15/36 (Pre-refunded 8/15/19) (IF)	8/19 at 100.00	AA– (7)	856,925
490	17.467%, 8/15/37 (Pre-refunded 2/15/21) (IF)	2/21 at 100.00	AA– (7)	789,958

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/27) (UB) (6)	11/17 at 100.00	A (7)	1,935,264

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133:
1,125	17.429%, 11/15/33 (Pre-refunded 11/15/17) (IF) (6)	11/17 at 100.00	A (7)	1,208,419
1,595	18.427%, 5/15/39 (IF)	5/20 at 100.00	A	2,378,639
3,980	18.442%, 5/15/39 (IF)	5/20 at 100.00	A	5,943,533
4,425	18.452%, 5/15/39 (IF)	5/20 at 100.00	A	6,609,932

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	14.655%, 5/15/41 (IF) (6)	5/22 at 100.00	A	4,549,788
2,500	14.655%, 5/15/41 (IF) (6)	5/22 at 100.00	A	3,226,800

27,075	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%, 2/15/41	2/27 at 100.00	BBB–	25,042,480

224	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB– (7)	$1,259,661

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
75	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	85,510
8,045	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (7)	9,172,346

200	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BB	212,164

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	9,791,224

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	2,653,595

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	6,108,441

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050:
300	20.575%, 11/01/29 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	415,428
315	21.406%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	440,773
815	21.503%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	1,142,011
1,065	21.518%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	1,492,629
3,067	21.554%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.01	Aaa	4,300,701
250	21.565%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	350,620

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	727,922

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	19.040%, 8/15/41 – AGM Insured (IF) (6)	8/21 at 100.00	A3	1,035,638
1,030	19.139%, 8/15/41 – AGM Insured (IF) (6)	8/21 at 100.00	A2	1,607,336

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	17.338%, 8/15/41 (Pre-refunded 2/15/21) (IF) (6)	2/21 at 100.00	AA– (7)	6,851,680
3,025	17.338%, 8/15/41 (Pre-refunded 2/15/21) (IF) (6)	2/21 at 100.00	AA– (7)	4,876,784

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 17.467%, 8/15/36 (Pre-refunded 8/15/19) (IF)	8/19 at 100.00	AA– (7)	3,132,918

69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	AA–	71,111,454

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,089,478

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA–	22,601,600

980	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34 (Pre-refunded 8/21/17)	8/17 at 100.00	Baa3 (7)	981,205

26,460	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/30 (Pre-refunded 8/21/17)	8/17 at 100.00	Baa3 (7)	26,534,882

NUVEEN	225

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Health Facilities Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago Revenue Bonds, Series 2017:
$2,500	4.000%, 8/15/37 (UB) (6)	8/27 at 100.00	AA–	$2,567,025
6,000	4.000%, 8/15/39 (UB) (6)	8/27 at 100.00	AA–	6,135,360

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (6)	9/17 at 100.00	AA+	22,027,608

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	15.419%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	BB+	3,201,550
3,305	15.421%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	BB+	4,713,426
250	15.427%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	BB+	356,580

	Illinois State, General Obligation Bonds, April Series 2014:
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,020,280
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,033,800

2,890	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	2,909,219

	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB–	1,521,780
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB–	1,310,751

100	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	BBB–	100,626

	Illinois State, General Obligation Bonds, November Series 2016:
2,000	5.000%, 11/01/35	11/26 at 100.00	BBB–	2,017,700
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB–	1,008,850
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB–	4,237,170

	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB–	180,785
100	5.500%, 7/01/38	7/23 at 100.00	BBB–	104,195

8,695	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	BBB–	9,073,754

7,625	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33 (UB) (6)	5/24 at 100.00	BBB–	7,716,881

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 14.155%, 4/01/32 – AGM Insured (IF) (6)	4/24 at 100.00	BBB–	2,184,551

6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 14.418%, 2/01/39 – AGM Insured (IF) (6)	2/24 at 100.00	BBB–	7,709,006

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	14.478%, 7/01/28 – AGM Insured (IF) (6)	7/23 at 100.00	BBB–	3,492,170
1,850	15.484%, 7/01/33 – AGM Insured (IF) (6)	7/23 at 100.00	BBB–	2,286,674

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	BBB–	11,660,885
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	BBB–	10,590,615

8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Series 2016A, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	AA–	9,049,243

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (16)	9/17 at 100.00	N/R	11,278,094

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured (4)	9/17 at 100.00	N/R	3,683,682

226	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
$1,595	5.250%, 1/01/25 (17)	9/17 at 100.00	D	$464,719
3,675	5.250%, 1/01/30 (17)	9/17 at 100.00	D	1,070,748
5,420	5.250%, 1/01/36 (17)	9/17 at 100.00	D	1,579,171

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	124

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	2,748,014
2,650	0.000%, 12/15/50	No Opt. Call	BB+	372,034
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	1,398,629
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	1,454,549
19,360	5.000%, 6/15/52	6/22 at 100.00	BBB-	18,252,221

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB–	2,284,977
6,935	5.000%, 6/15/53	12/25 at 100.00	BB+	6,538,595
7,360	5.000%, 6/15/53 (UB) (6)	12/25 at 100.00	BB+	6,939,302

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
3,980	0.000%, 6/15/43 – AGM Insured	No Opt. Call	BBB–	1,157,424
4,075	5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	BB+	4,201,325

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
4,670	5.250%, 6/15/50	6/20 at 100.00	BB+	4,583,698
2,660	5.000%, 6/15/50	6/20 at 100.00	BB+	2,508,619
1,000	5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	BB+	1,031,000

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB–	2,603,450
7,500	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB–	3,699,150
6,500	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB–	2,871,375
56,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB–	22,019,760
55,600	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB–	20,755,480
32,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BBB–	11,790,770

4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 13.213%, 6/15/52 – NPFG Insured (IF) (6)	6/22 at 100.00	BB+	3,084,480

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
265	15.522%, 6/15/50 (IF) (6)	6/20 at 100.00	BB+	265,819
9,300	14.458%, 6/15/50 (IF) (6)	6/20 at 100.00	BB+	8,326,848

4,170	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/18 at 100.00	N/R	4,178,590

5,490	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,739,301

NUVEEN	227

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

$10,000		Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured (UB)	No Opt. Call	A2	$12,996,700

–	(18)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	195

1,605		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project, 6.950%, 1/01/21 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (7)	1,653,455

21,145		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	19,587,036

		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500		7.250%, 11/01/33	11/23 at 100.00	AA	669,795
7,775		7.250%, 11/01/36	11/23 at 100.00	AA	10,415,312
15,225		7.125%, 11/01/43	11/23 at 100.00	AA	20,280,918

3,000		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/19 at 100.00	N/R	3,058,860

1,750		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/19 at 100.00	N/R	1,787,188

1,870		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	9/17 at 100.00	N/R	1,726,552

410		Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	400,451

2,150		Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (19)	1/19 at 100.00	N/R	1,288,990

1,900		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,893,540

6,280		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/19 at 100.00	N/R	6,298,714
1,854,482		Total Illinois			1,705,305,330

		Indiana – 2.1%

		Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
1,000		6.750%, 1/15/43	1/24 at 104.00	N/R	1,035,850
2,100		6.875%, 1/15/52	1/24 at 104.00	N/R	2,175,033

1,080		Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	809,989

		Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000		7.125%, 11/15/42	11/22 at 100.00	N/R	1,094,860
7,500		7.125%, 11/15/47	11/22 at 100.00	N/R	8,193,075

		Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
3,340		6.125%, 1/15/34	1/24 at 104.00	N/R	3,370,127
3,180		6.250%, 1/15/43	1/24 at 104.00	N/R	3,216,538
2,000		6.375%, 1/15/51	1/24 at 104.00	N/R	2,024,560

228	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B1	$7,556,639

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	9/17 at 100.00	B1	861,832

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 15.920%, 4/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	AA	3,152,326

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 15.222%, 10/15/19 (IF) (6)	No Opt. Call	A3	4,998,000

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	6,862,803

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	3,025,666
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,276,519

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB–	4,445,120

3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	3,926,021

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34	12/24 at 100.00	N/R	2,586,350
4,920	7.250%, 12/01/44	12/24 at 100.00	N/R	5,142,286

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
2,170	7.000%, 12/01/34	12/24 at 100.00	N/R	2,267,628
5,640	7.250%, 12/01/44	12/24 at 100.00	N/R	5,894,815

18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	Caa1	19,219,442

22,070	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	20,443,882

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	14.367%, 5/01/42 (IF) (6)	5/23 at 100.00	A	5,109,600
1,000	14.367%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,362,560
1,600	14.367%, 5/01/42 (IF) (6)	5/23 at 100.00	A	2,180,096
1,000	14.367%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,362,560

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,123,312
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	937,860

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
3,085	16.150%, 12/01/38 (IF) (6)	12/19 at 100.00	AA–	4,090,895
5,000	16.122%, 12/01/38 (IF) (6)	12/19 at 100.00	AA–	6,631,000
330	16.122%, 12/01/38 (IF) (6)	12/19 at 100.00	AA–	437,646
1,250	16.122%, 12/01/38 (IF) (6)	12/19 at 100.00	AA–	1,657,750
1,460	16.110%, 12/01/38 (IF) (6)	12/19 at 100.00	AA–	1,935,843

NUVEEN	229

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A:
$1,960	5.500%, 1/01/38 – AGC Insured (Pre-refunded 1/01/19) (UB)	1/19 at 100.00	A1 (7)	$2,091,830
8,040	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	A	8,514,842

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 2016-XG0024:
4,995	18.101%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA–	6,297,097
6,250	17.107%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	A	7,766,625
310	17.107%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	A	385,200
2,500	17.107%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	A	3,106,650

4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	3,859,560

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	22,262,390

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,727,325

2,120	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/18 at 100.00	N/R	2,134,925

18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (WI/DD, Settling 7/31/17) (Alternative Minimum Tax)	No Opt. Call	N/R	18,358,279

185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20 (WI/DD, Settling 7/31/17)	No Opt. Call	N/R	184,785

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	6,290,600
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	6,338,750

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
6,160	5.700%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	6,210,512
19,000	5.750%, 9/01/42 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	19,157,320
39,655	5.800%, 9/01/47 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	39,986,516

3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,704,231
284,415	Total Indiana			301,785,920

	Iowa – 2.4%

182,355	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	184,349,964

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,525	5.000%, 12/01/19	No Opt. Call	B–	1,564,818
135,250	5.250%, 12/01/25	12/23 at 100.00	B–	140,008,095

1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B–	1,691,484

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
14,845	5.500%, 6/01/42	9/17 at 100.00	B2	14,845,742
8,345	5.625%, 6/01/46	9/17 at 100.00	B2	8,345,668

230	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	9/17 at 100.00	BBB–	$1,491,669

2,000	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 5.000%, 12/01/41	12/26 at 100.00	BBB+	2,216,880
347,440	Total Iowa			354,514,320

	Kansas – 0.7%

4,170	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37 (Pre-refunded 8/15/17)	8/17 at 100.00	Aaa	4,197,856

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 15.392%, 1/01/40 (IF)	1/20 at 100.00	AA–	2,880,968

1,860	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	1,908,286

2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	2,921,307

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
973	5.000%, 3/01/18 (20)	No Opt. Call	N/R	388,635
4,649	5.000%, 3/01/26 (20)	9/17 at 100.00	N/R	1,857,673

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	9/17 at 100.00	N/R	1,075,824

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
13,500	5.250%, 1/01/32 – AMBAC Insured	9/17 at 100.00	BB+	13,501,755
1,000	5.125%, 1/01/32 – AMBAC Insured	9/17 at 100.00	BB+	1,000,030

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	9/17 at 100.00	BB	13,999,720

2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	2,018,043

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	6,519,404
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	9,835,509

13,275	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA–	14,949,774

3,807	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	9/17 at 100.00	N/R	4,035,352

11,565	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,578,647

12,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34	No Opt. Call	N/R	4,273,500
109,694	Total Kansas			96,942,283

NUVEEN	231

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 0.7%

$2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	$2,038,630

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 15.027%, 1/01/45 (IF) (6)	1/23 at 100.00	BBB+	6,800,891

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
14,350	5.250%, 6/01/41	6/27 at 100.00	Baa3	16,093,669
13,655	5.000%, 6/01/41	6/27 at 100.00	Baa3	14,950,996
15,800	5.000%, 6/01/45	6/27 at 100.00	Baa3	17,231,480

8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (7)	9,182,480

2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,554,775

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	A3	1,018,480

16,250	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	17,473,625

14,660	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 5.625%, 5/01/45	5/25 at 100.00	N/R	14,857,910

1,000	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,029,250

225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB–	229,016
94,830	Total Kentucky			103,461,202

	Louisiana – 1.3%

42,830	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	46,195,581

12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Ba3	13,946,183

1,275	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (4)	No Opt. Call	N/R	127,283

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,381,898
1,085	6.000%, 12/15/37 (4)	9/17 at 100.00	N/R	541,599

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/17 (4)	No Opt. Call	N/R	44,925

10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47	2/27 at 100.00	N/R	10,231,500

232	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
$1,375	18.235%, 10/01/40 (Pre-refunded 10/01/20) (IF) (6)	10/20 at 100.00	A (7)	$2,199,395
3,315	18.224%, 10/01/40 (Pre-refunded 10/01/20) (IF) (6)	10/20 at 100.00	A (7)	5,301,315

18,110	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	20,077,108

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,110,090

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
475	7.750%, 12/15/31	12/21 at 100.00	N/R	525,711
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,264,396

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	2,396,400
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	724,326

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,366,323
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,629,116

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	50

2,070	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	9/17 at 100.00	N/R	382,909

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	916,286
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,035,780

67,340	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	9/17 at 100.00	Ba1	67,502,289

2,410	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	9/17 at 100.00	N/R	433,005
195,730	Total Louisiana			195,333,468

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba2	2,545,893
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba2	7,183,085

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	9/17 at 100.00	B3	3,966,156
12,750	Total Maine			13,695,134

NUVEEN	233

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 1.3%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
$1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	$1,327,279
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,050,008
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,863,865

2,780	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BBB–	3,091,332

1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,550,460

2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,168,622

4,530	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	4,666,534

8,062	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	9/17 at 100.00	N/R	8,062,806

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	746,576
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,032,810

29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B+	29,349,417

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/17 (4)	No Opt. Call	N/R	986,898
79,800	5.000%, 12/01/31 (4)	9/17 at 100.00	N/R	47,538,456

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	9/17 at 100.00	N/R	2,680,740

	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,015,420
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,474,183

3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/38	7/27 at 100.00	Baa3	3,305,130

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	Aa2	1,961,928

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	18.196%, 11/15/51 (IF) (6)	11/21 at 100.00	Aa2	1,449,800
1,155	18.196%, 11/15/51 (IF) (6)	11/21 at 100.00	Aa2	1,674,519
1,135	18.163%, 11/15/51 (IF) (6)	11/21 at 100.00	Aa2	1,644,490

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37	7/27 at 100.00	N/R	985,240
1,800	5.250%, 7/01/47	7/27 at 100.00	N/R	1,764,684
1,530	5.375%, 7/01/52	7/27 at 100.00	N/R	1,507,448

234	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A	$22,955,346

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 14.747%, 8/15/42 (IF) (6)	2/25 at 100.00	A	3,721,293

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/19 at 100.00	BB+	1,545,030

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA–	22,585,870

5,100	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	5,086,026
209,167	Total Maryland			183,792,210

	Massachusetts – 0.7%

14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB–	14,027,408

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,769,475

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	8,148,750

16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA–	17,959,200

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (7)	4,042,430

13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2017B, 4.250%, 7/01/46 (Alternative Minimum Tax) (UB)	7/26 at 100.00	A	13,701,687

810	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 17.341%, 6/01/41 (IF) (6)	6/20 at 100.00	AA–	892,296

11,625	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 1.961%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	10,142,813

20,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	22,842,200

2,990	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB)	4/25 at 100.00	AA	3,191,078
92,860	Total Massachusetts			97,717,337

	Michigan – 0.9%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,315	6.000%, 11/01/28	11/18 at 100.00	BB+	3,358,791
5,105	6.000%, 11/01/37	11/18 at 100.00	BB+	5,149,414

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	9/17 at 100.00	BBB	1,050,704

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,661,672

NUVEEN	235

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
$4,420	5.000%, 11/01/26	9/17 at 100.00	B	$3,599,869
3,750	5.250%, 11/01/31	9/17 at 100.00	B	2,834,550
3,840	5.250%, 11/01/36	9/17 at 100.00	B	2,715,571

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,265	6.000%, 10/01/33	10/23 at 100.00	N/R	3,254,585
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,034,993

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,525	5.650%, 11/01/25	9/17 at 100.00	B–	1,027,820
500	5.750%, 11/01/30	9/17 at 100.00	B–	321,605
2,425	5.750%, 11/01/35	9/17 at 100.00	B–	1,466,689

3,720	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/17 at 100.00	B–	3,648,316

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
300	5.250%, 4/01/18 – SYNCORA GTY Insured	9/17 at 100.00	N/R	300,858
168	5.250%, 4/01/19 – SYNCORA GTY Insured	9/17 at 100.00	N/R	168,690
465	5.250%, 4/01/22	9/17 at 100.00	N/R	466,367
159	5.250%, 4/01/23 – SYNCORA GTY Insured	9/17 at 100.00	N/R	159,344

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	11/18 at 100.00	N/R	52,729

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BB+	3,505,355

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB–	2,871,558

875	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	9/17 at 100.00	N/R	876,505

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	9/17 at 100.00	N/R	1,900,817

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,230	5.700%, 10/01/21 (4)	No Opt. Call	N/R	1,213,198
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,148,496
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	7,037,590

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,520,639

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,300,478

6,975	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	5,865,208

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB–	408,920

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,180	7.750%, 7/15/26	7/21 at 100.00	B–	1,081,328
10,000	8.000%, 7/15/41	7/21 at 100.00	B–	8,609,000

236	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	$1,852,933

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	983,270

955	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	960,615

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	9/17 at 100.00	BBB	1,507,468

1,500	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	1,502,595

3,245	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	9/17 at 100.00	N/R	3,245,454

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
140	7.250%, 4/01/20	No Opt. Call	BB	146,349
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,220,792
500	8.000%, 4/01/40	4/20 at 100.00	BB	534,110

13,480	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,627,957

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	11,311,039

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
870	5.500%, 5/01/27	5/22 at 100.00	BB+	900,494
1,315	6.000%, 5/01/37	5/22 at 100.00	BB+	1,364,483

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,542,435

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,017,790

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
390	6.750%, 5/01/21	No Opt. Call	BB	415,412
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,772,559
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,803,993

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	9/17 at 100.00	BB	2,297,318
130,312	Total Michigan			124,618,725

	Minnesota – 1.0%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,246,296
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,012,220

935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	856,161

NUVEEN	237

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	$15,051,728

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	754,335
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,436,415

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB+	2,056,300

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,241,204

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	708,246
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,518,319

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	CCC+	955,343
6,200	5.875%, 7/01/40	7/25 at 100.00	CCC+	5,570,824
5,000	6.000%, 7/01/45	7/25 at 100.00	CCC+	4,502,200

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,182,780

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,059,690

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,033,350

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,232,607
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,437,080

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,597,634

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,027,960

21,815	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47	7/26 at 100.00	N/R	20,982,540

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	828,233
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	3,984,049

1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,799,501

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	9/17 at 100.00	B3	2,296,791

238	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
$1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	$1,003,600
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,606,630

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	999,264
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	955,480

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,594,410

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB+	517,625
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,883,277

	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	CCC–	1,529,422
3,085	5.000%, 4/01/46	4/26 at 100.00	CCC–	2,171,871

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	1,475,745

2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB–	2,610,825

1,695	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,718,425

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	40,766
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,759,058

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,020,250

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	11/17 at 100.00	N/R	845,549
1,225	5.375%, 5/01/43	9/17 at 100.00	N/R	1,225,613

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BBB–	2,255,802

11,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	Ba3	10,288,814

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,007,910

4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,496,272

NUVEEN	239

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
$1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	9/17 at 100.00	N/R	$1,500,540
800	5.500%, 2/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	800,168

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,586,381
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,206,910
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,507,907

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	291,860
730	4.750%, 6/01/46	6/24 at 100.00	N/R	671,914

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30 (4)	9/17 at 100.00	N/R	697,400
3,250	6.875%, 9/01/42 (4)	9/17 at 100.00	N/R	2,266,550
148,440	Total Minnesota			143,908,044

	Mississippi – 0.0%

3,963	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,924,551

1,329	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 100.00	N/R	1,334,805
5,292	Total Mississippi			5,259,356

	Missouri – 0.8%

205	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	215,728

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	9/17 at 100.00	N/R	471,988
3,000	5.000%, 6/01/28	9/17 at 100.00	N/R	2,399,940

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,832,636

1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,734,092

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (7)	7,712,589

	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36	4/26 at 100.00	N/R	742,365
3,140	5.000%, 4/01/46	4/26 at 100.00	N/R	2,902,773

240	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46	4/26 at 100.00	N/R	$4,451,965

2,730	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	9/17 at 100.00	N/R	2,674,008

1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,265,184

6,737	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	4/18 at 100.00	N/R	6,105,849

10,717	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	4/18 at 100.00	N/R	1,543,277

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BB+	1,504,260

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,255	5.000%, 5/01/35	5/20 at 100.00	N/R	1,275,846
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,398,701

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35	6/25 at 100.00	N/R	4,188,618
3,965	6.000%, 6/01/46	6/25 at 100.00	N/R	3,970,948

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46	6/25 at 100.00	N/R	7,126,076

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A2	13,983,180

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 14.469%, 11/15/48 (IF) (6)	11/23 at 100.00	A2	7,051,268

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,220,245
750	5.000%, 5/01/35	5/21 at 100.00	N/R	754,373

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,724,607

3,615	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O’Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36	12/26 at 100.00	N/R	3,690,481

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	606,756
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,794,564

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/18 at 100.00	N/R	1,298,807
5,700	5.350%, 6/15/32	6/18 at 100.00	N/R	5,704,788

8,110	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,291,502

NUVEEN	241

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (21)	9/17 at 100.00	N/R	$665,517

1,480	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	9/17 at 100.00	N/R	1,364,619

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,997,992

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	9/17 at 100.00	N/R	1,192,919

5,000	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36	5/25 at 100.00	N/R	4,603,100

1,055	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	9/17 at 100.00	N/R	965,504

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (22)	No Opt. Call	N/R	881,383

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
390	5.100%, 11/01/19	11/17 at 100.00	N/R	390,343
1,000	5.375%, 11/01/24	9/17 at 100.00	N/R	1,000,750

1,470	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	9/17 at 100.00	N/R	1,472,573

3,215	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,254,319

160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	167,803
131,529	Total Missouri			120,594,236

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	14.548%, 11/01/45 (IF) (6)	11/25 at 100.00	A–	1,375,555
1,545	14.534%, 11/01/48 (IF) (6)	11/25 at 100.00	A–	2,198,859
2,505	Total Nebraska			3,574,414

	Nevada – 0.5%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028, 17.813%, 7/01/42 (IF)	1/20 at 100.00	A+	6,142,610

1,000	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,035,990

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 2016-XG0028, 15.750%, 7/01/42 (IF)	1/20 at 100.00	A+	1,369,077

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35	12/25 at 100.00	BB	1,019,320
2,520	5.125%, 12/15/45	12/25 at 100.00	BB	2,554,474

242	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
$2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	$2,793,511
2,980	5.500%, 1/01/39	7/24 at 100.00	BBB–	3,292,572
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,304,980

1,460	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	9/17 at 101.00	N/R	1,464,818

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (7)	5,661,850

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
380	5.000%, 6/01/28	6/24 at 100.00	N/R	388,732
960	5.000%, 6/01/30	6/24 at 100.00	N/R	976,368

1,100	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,113,882

3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35	6/21 at 100.00	N/R	2,803,050

1,975	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,841,549

5,705	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	9/17 at 100.00	N/R	5,705,000

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
775	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	812,371
1,395	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	1,487,489

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
3,255	6.500%, 6/15/20	6/18 at 100.00	B1	3,335,724
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	26,210,813
68,895	Total Nevada			73,314,180

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	381,121
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	443,975
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	308,258
800	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	635,528
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	35,932
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	Caa1	236,878
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	Caa1	415,494
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	Caa1	1,775,304
6,570	Total New Hampshire			4,232,490

	New Jersey – 2.4%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	9/17 at 100.00	BBB–	9,156,465

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,010,560

NUVEEN	243

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	9/17 at 100.00	Caa1	$1,760,934

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34	8/24 at 100.00	B+	840,310
1,530	5.875%, 8/01/44	8/24 at 100.00	B+	1,524,767
1,000	6.000%, 8/01/49	8/24 at 100.00	B+	1,003,290

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B–	1,717,836
4,120	5.650%, 8/01/43	8/23 at 100.00	B–	2,752,284
2,395	5.750%, 8/01/47	8/23 at 100.00	B–	1,589,346

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,105,014
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,733,692

3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015WW, 5.250%, 6/15/33	6/25 at 100.00	BBB+	3,147,000

15,730	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (6)	6/25 at 100.00	BBB+	16,425,895

15,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (6)	12/26 at 100.00	BBB+	15,328,650

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
285	6.000%, 10/01/34	10/24 at 100.00	BB–	289,483
1,500	6.200%, 10/01/44	10/24 at 100.00	BB–	1,517,265

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	24,469,548

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	9/17 at 100.00	BB–	797,361

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	3,394,320
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	8,627,230

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	BB–	6,212,493

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,621,170

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	2,694,744

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047:
1,250	16.664%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA–	1,651,400
5,000	16.664%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA–	6,605,600
1,815	16.643%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA–	2,397,016

244	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	$1,465,560

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	26,910,970

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
12,000	5.000%, 7/01/41	7/26 at 100.00	BBB–	13,051,080
10,000	4.000%, 7/01/48	7/26 at 100.00	BBB–	9,650,900

20,355	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	A	20,986,616

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,706,750

2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 9.208%, 12/01/24 (Alternative Minimum Tax) (IF) (6)	12/23 at 100.00	AA	3,038,146

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0032, 19.526%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (IF)	6/18 at 100.00	A	1,724,404

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
12,170	0.000%, 12/15/28	No Opt. Call	BBB+	7,137,218
2,310	0.000%, 12/15/34	No Opt. Call	BBB+	954,839

23,120	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2016A-1, 5.000%, 6/15/30 (UB) (6)	6/26 at 100.00	Baa1	24,713,662

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A3	5,394,300
40,000	0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB+	16,060,400

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
91,505	4.750%, 6/01/34	9/17 at 100.00	B3	91,049,305
11,500	5.000%, 6/01/41	9/17 at 100.00	B3	11,347,855
381,490	Total New Jersey			355,565,678

	New Mexico – 0.3%

1,325	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,325,702

1,310	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,413,477

650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	655,168

4,505	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32 (4)	9/17 at 47.67	N/R	629,934

800	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	794,856

NUVEEN	245

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$3,630	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	$3,283,299

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,422,089

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,109,140

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB	5,487,948

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,173,257
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,300,686

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,131,808

19,855	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40	5/20 at 103.00	N/R	20,495,522
53,965	Total New Mexico			50,222,886

	New York – 7.7%

15,215	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	17,078,838

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	10,812,212
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	8,384,615
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,530,030
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	5,230,138

1,750	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	1,981,613

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 5.000%, 6/01/35 (WI/DD, Settling 7/31/17)	6/24 at 103.00	BBB–	1,074,710

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	202,412
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,003,842

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	711,962
5,570	5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	6,006,577

100,140	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45	9/25 at 100.00	N/R	109,500,086

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
1,595	5.000%, 5/01/38	5/23 at 100.00	BBB–	1,710,000
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB–	2,529,850

246	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
$1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	$1,851,259
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,138,710
8,200	5.500%, 1/01/44	7/24 at 100.00	BBB–	9,060,098

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	BB+ (7)	2,127,140
3,000	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	BB+ (7)	3,224,880

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40	6/25 at 100.00	BB+	1,413,204
3,900	5.000%, 12/01/45	6/25 at 100.00	BB+	4,220,112

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,000	5.000%, 12/01/35	6/27 at 100.00	BB+	1,102,720
1,000	5.000%, 12/01/37	6/27 at 100.00	BB+	1,099,240

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36	12/26 at 100.00	BB–	5,193,350
5,000	5.500%, 12/01/46	12/26 at 100.00	BB–	5,144,800

3,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2014C, 5.000%, 3/15/44 (UB) (6)	3/24 at 100.00	AA+	4,265,963

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	18.711%, 3/15/35 (IF) (6)	3/24 at 100.00	AA+	3,383,119
1,000	18.712%, 3/15/36 (IF) (6)	3/24 at 100.00	AA+	1,783,360
2,990	18.706%, 3/15/39 (IF) (6)	3/24 at 100.00	AA+	5,063,924
4,000	18.729%, 3/15/44 (IF) (6)	3/24 at 100.00	AA+	6,751,800

	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B:
6,410	4.000%, 7/01/34 (UB) (6)	7/26 at 100.00	A–	6,635,632
30,265	4.000%, 7/01/41 (UB) (6)	7/26 at 100.00	A–	31,024,954
43,455	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A–	48,700,888

15,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	9/17 at 100.00	BB	15,002,850

24,120	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (5)	1/34 at 100.00	N/R	17,703,598

23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	5,866,540

5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	5,619,325

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,499,100

16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Climate Bond Certified, Green Bonds, Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	16,591,040

NUVEEN	247

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$8,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB)	11/26 at 100.00	A1	$9,727,893

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 14.569%, 11/15/41 (IF) (6)	11/22 at 100.00	A1	6,970,816

8,330	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	9/17 at 100.00	B–	8,267,358

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (4)	No Opt. Call	N/R	776,000
12,570	5.750%, 10/01/27 (4)	10/17 at 102.00	N/R	4,022,400
33,760	5.750%, 10/01/37 (4)	10/17 at 102.00	N/R	10,803,200
61,500	5.875%, 10/01/46 (4)	10/17 at 102.00	N/R	19,680,000

3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	9/17 at 100.00	Baa3	3,538,075

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	3,588,942

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/17 at 100.00	BBB	3,017,730

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	18.829%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	3,329,561
3,700	18.853%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	6,146,810

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 18.577%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	3,465,943

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	18.604%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	3,291,455
1,320	18.637%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	2,192,916
2,000	18.637%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	3,322,600
970	18.620%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	1,610,792

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 15.218%, 6/15/40 (IF)	6/19 at 100.00	AA+	485,490

10,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Refunding Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	11,253,300

14,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2017DD, 5.000%, 6/15/47 (UB) (6)	12/26 at 100.00	AA+	16,315,880

	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	18.862%, 6/15/43 (IF) (6)	6/21 at 100.00	AA+	3,105,291
1,000	18.853%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	1,545,800
400	18.853%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	650,660
2,265	18.849%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	3,684,023
1,600	18.853%, 6/15/47 (IF) (6)	6/23 at 100.00	AA+	2,648,640

248	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
$2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	$2,881,875
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.00	AA	5,759,900

31,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-2, 5.000%, 7/15/43 (UB)	1/26 at 100.00	AA	35,615,590

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Series 2016E-1, 5.000%, 2/01/40 (UB) (6)	2/26 at 100.00	Aa1	11,594,000

1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 2015-XF2051, 18.871%, 8/01/34 (IF) (6)	8/24 at 100.00	Aa1	1,845,945

23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	6,475,755

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	14.457%, 11/15/44 (IF) (6)	11/21 at 100.00	A	3,591,000
3,750	14.457%, 11/15/44 (IF) (6)	11/21 at 100.00	A	5,386,500

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
2,170	18.861%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,478,445
3,750	15.380%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	5,558,100
2,000	15.380%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	2,964,320

154,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	165,951,020

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,515	5.150%, 11/15/34	11/24 at 100.00	N/R	32,085,166
49,835	5.375%, 11/15/40	11/24 at 100.00	N/R	54,873,319

109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	130,830,600

5,580	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	BBB+	7,227,272

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,875	15.935%, 1/15/44 (IF) (6)	1/20 at 100.00	AA	2,499,600
1,000	15.626%, 1/15/44 (IF) (6)	1/20 at 100.00	AA	1,333,120

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 18.18.723%, 3/15/43 (IF) (6)	3/23 at 100.00	AA+	4,030,062

10,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	10,975,700

4,990	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (Alternative Minimum Tax) (UB) (6)	7/24 at 100.00	Baa3	5,536,305

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,626,435

NUVEEN	249

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,720	Otsego County Capital Resource Corporation, New York, Tax-Exempt Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba1	$1,799,774

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB) (6)	5/18 at 100.00	AA–	16,500,480

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second, Tender Option Bond Trust 2016-XG0037, 12.184%, 11/01/35 (Alternative Minimum Tax) (IF) (6)	5/18 at 100.00	AA–	1,821,393

1,880	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	9/17 at 100.00	N/R	1,883,422

70	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/17 at 100.00	N/R	70,006

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2017A:
1,810	5.000%, 11/15/42 (UB) (6)	5/27 at 100.00	AA–	2,134,298
7,550	5.000%, 11/15/47 (UB) (6)	5/27 at 100.00	AA–	8,839,087

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,310	5.000%, 6/01/45	6/27 at 100.00	BBB–	2,423,190
68,815	5.000%, 6/01/48	6/27 at 100.00	N/R	70,505,785

381	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	BBB	407,965

1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB–	1,894,082

960	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/17 at 100.00	BB–	961,699
1,161,806	Total New York			1,131,027,276

	North Carolina – 0.2%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (7)	1,516,830

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 16.494%, 1/15/42 (IF)	1/21 at 100.00	AA–	2,244,539

1,570	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,650,337

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40	3/25 at 100.00	N/R	1,613,280

8,345	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/41 (UB) (6)	10/25 at 100.00	AA+	9,702,481

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB (7)	1,047,920

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 18.847%, 6/01/42 (IF)	6/22 at 100.00	AA	3,160,100

250	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	$2,804,510
20,300	Total North Carolina			23,739,997

	North Dakota – 0.1%

3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,339,171

6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	7,072,229

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,534,939
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	7,114,715
26,970	Total North Dakota			19,061,054

	Ohio – 5.2%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 15.129%, 5/01/42 (IF) (6)	5/22 at 100.00	A2	3,360,900

13,395	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	Baa1	15,071,786

150,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	9/17 at 12.069	N/R	10,680,000

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	9/17 at 100.00	Caa1	968,340
108,130	5.875%, 6/01/30	9/17 at 100.00	Caa1	106,691,871
72,925	5.750%, 6/01/34	9/17 at 100.00	Caa1	70,924,667
25,355	6.000%, 6/01/42	9/17 at 100.00	B–	25,053,276
29,580	6.500%, 6/01/47	9/17 at 100.00	B–	29,575,859
99,075	5.875%, 6/01/47	9/17 at 100.00	B–	97,154,927

49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	50,081,300

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,408,199
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,298,841

	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
200	6.250%, 1/15/34	1/24 at 104.00	N/R	201,852
1,500	6.375%, 1/15/43	1/24 at 104.00	N/R	1,514,340
4,400	6.500%, 1/15/52	1/24 at 104.00	N/R	4,455,308

2,460	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,622,877

5,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/45 (UB)	5/25 at 100.00	Aa2	5,603,450

NUVEEN	251

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A–	$15,382,245

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 14.651%, 2/01/44 (IF) (6)	2/24 at 100.00	A	5,308,068

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
430	5.000%, 12/01/22	9/17 at 100.00	N/R	422,561
3,250	5.000%, 12/01/32	9/17 at 100.00	N/R	3,124,193

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,585,289

5,040	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41	12/26 at 100.00	N/R	5,033,146

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,682,425

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311, 15.737%, 5/01/34 (IF) (6)	5/19 at 100.00	BBB+	2,165,754

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,011,125
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,276,014
21,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	22,132,165
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,316,890

29,845	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	C	12,684,125

11,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	CCC+	10,965,393

15,180	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	CCC+	14,267,075

4,335	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	C	1,842,375

2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	C	850,000

5,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	2,125,000

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
3,705	3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	1,574,625
1,875	3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	C	796,875

1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	425,000

252	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,450	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	$2,316,250

2,445	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	2,299,107

10,440	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,922,850

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	9/17 at 100.00	B1	15,587,569

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	9/17 at 100.00	B1	7,314,998

160	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa1	161,315

15,375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	C	6,534,375

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	C	425,000

24,720	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	10,506,000

6,410	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	2,724,250

3,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	1,487,500

44,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	41,775,710

5,670	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	C	2,409,750

13,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	12,238,395

6,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	2,700,875

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2013D:
398	10.635%, 8/01/25 (4)	9/17 at 100.00	N/R	9,543
2,955	7.125%, 8/01/25 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	70,911
1,257	10.820%, 8/01/34 (4)	9/17 at 100.00	N/R	30,175
9,181	7.250%, 8/01/34 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	220,346

NUVEEN	253

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, RBM Development – Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	$8,605,476

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,577,325
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,177,150
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,295,650

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB	2,463,104
12,000	6.000%, 12/01/42	12/22 at 100.00	BB	13,244,520

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB	1,295,340

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/17 at 100.00	B1	11,318,984

	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1:
735	6.125%, 1/15/34	1/24 at 104.00	N/R	750,134
1,440	6.250%, 1/15/43	1/24 at 104.00	N/R	1,469,174
3,390	6.375%, 1/15/51	1/24 at 104.00	N/R	3,471,326

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	28,645,643

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/18 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	184

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (Alternative Minimum Tax) (4)	9/17 at 102.00	N/R	50
1,010,298	Total Ohio			758,687,233

	Oklahoma – 0.8%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,593,180

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017:
1,500	5.000%, 8/01/52	8/27 at 100.00	BBB–	1,627,335
14,000	5.250%, 8/01/57	8/27 at 100.00	BBB–	15,359,820

	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
4,250	6.875%, 11/01/46	11/26 at 100.00	N/R	4,278,518
6,235	7.000%, 11/01/51	11/26 at 100.00	N/R	6,300,468

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27 (4)	7/17 at 100.00	N/R	42,200
3,540	6.000%, 7/01/37 (4)	7/17 at 100.00	N/R	70,800

254	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
$1,000	5.250%, 11/15/37	11/25 at 102.00	BBB–	$1,096,510
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB–	6,335,170

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	8,753,881
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	12,542,179

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	33,491,430

5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,776,395

15,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	16,871,096
117,490	Total Oklahoma			122,138,982

	Oregon – 0.3%

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	991,017
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	2,949,923

1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	N/R	1,853,824

9,900	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB) (6)	10/25 at 100.00	AA–	11,283,129

	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35	6/25 at 100.00	N/R	571,885
1,650	5.750%, 6/15/46	6/25 at 100.00	N/R	1,723,887

3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,647,258

1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	11/17 at 102.00	N/R	1,989,257

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
495	4.850%, 10/01/20	9/17 at 100.00	N/R	478,715
130	5.000%, 10/01/21	7/17 at 100.00	N/R	123,443
730	5.350%, 10/01/31	9/17 at 100.00	N/R	641,123

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	9/17 at 100.00	B1	8,287,781

3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,192,625

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	9/17 at 100.00	N/R	2,487,043
38,065	Total Oregon			40,220,910

NUVEEN	255

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 2.7%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
$13,355	6.750%, 11/01/24	11/19 at 100.00	Caa1	$13,988,161
12,190	6.875%, 5/01/30	11/19 at 100.00	Caa1	12,460,009

7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	Caa1	7,645,451

12,630	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	11,699,422

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB	1,395,788
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB	2,802,025

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (7)	2,023,386

2,905	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,081,944

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
2,425	5.000%, 5/01/32 (WI/DD, Settling 7/06/17)	5/27 at 100.00	Ba1	2,570,985
10,580	5.000%, 5/01/42 (WI/DD, Settling 7/06/17)	5/27 at 100.00	Ba1	11,018,224

24,925	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	C	10,593,125

4,560	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21)	No Opt. Call	CCC+	4,285,078

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
2,025	4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	CCC+	1,904,411
28,625	3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	C	12,165,625

18,895	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	C	8,030,375

1,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	C	752,250

4,430	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Pre-refunded 11/01/17) (Alternative Minimum Tax)	11/17 at 101.00	N/R (7)	4,550,496

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 18.486%, 11/01/44 (IF) (6)	5/22 at 100.00	A2	2,981,979

256	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	Caa1	$1,259,275

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
4,510	5.500%, 10/15/25	9/17 at 100.00	N/R	4,530,024
12,180	5.750%, 10/15/37	9/17 at 100.00	N/R	12,221,047

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	724,021
680	5.000%, 12/01/35	12/25 at 100.00	N/R	687,895
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,419,908

9,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	9,674,135

6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB+	6,081,600

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,663,808
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	814,328

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,675,563

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB–	1,055,490

3,700	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	4,016,461

6,483	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	6,697,393

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 16.939%, 8/01/24 (Pre-refunded 8/01/20) (IF) (6)	8/20 at 100.00	N/R (7)	2,177,280

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	1,074,610

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (7)	1,035,230

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	15.455%, 2/15/31 (IF) (6)	8/23 at 100.00	Aa1	1,551,397
1,340	15.479%, 2/15/32 (IF) (6)	8/23 at 100.00	Aa1	2,188,006
1,410	15.467%, 2/15/33 (IF) (6)	8/23 at 100.00	Aa1	2,277,178
1,480	15.492%, 2/15/34 (IF) (6)	8/23 at 100.00	Aa1	2,369,894

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23, PIK, (4)	9/17 at 100.00	N/R	426,805

NUVEEN	257

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$105	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23, PIK, (23)	9/17 at 100.00	N/R	$41,643

5,295	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	6,126,421

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/17 at 100.00	B1	49,148,100

13,105	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	C	5,569,625

2,100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	C	892,500

56,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B1	58,593,448

8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B1	8,921,066

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,064,610

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	2,345,041

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
1,205	18.885%, 8/15/41 (Pre-refunded 8/15/21) (IF) (6)	8/21 at 100.00	AA– (7)	2,101,026
750	18.380%, 8/15/41 (Pre-refunded 8/15/21) (IF) (6)	8/21 at 100.00	AA– (7)	1,295,250

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (5)	12/27 at 100.00	A–	4,902,920

972	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	9/17 at 100.00	Baa3	973,176

3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	9/17 at 100.00	N/R	31

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,336,713

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,215	6.050%, 5/01/23	9/17 at 100.00	N/R	1,215,875
985	6.250%, 5/01/33	9/17 at 100.00	N/R	985,493

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,107,900
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,856,429

258	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
$1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	$1,079,880
37,555	5.625%, 7/01/42	7/22 at 100.00	Ba1	40,431,337

6,430	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB	6,673,826

6,620	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB	6,860,240
427,207	Total Pennsylvania			389,092,632

	Rhode Island – 0.3%

6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Aaa	7,461,828

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB (7)	2,886,494
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BB (7)	3,117,600

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,581,636

237,800	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	9/17 at 12.862	CCC+	25,218,690
250,270	Total Rhode Island			40,266,248

	South Carolina – 1.4%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF0145:
510	18.588%, 5/01/33 (IF)	5/24 at 100.00	A1	833,886
500	18.724%, 5/01/34 (IF)	5/24 at 100.00	A1	811,800
1,000	18.724%, 5/01/39 (IF)	5/24 at 100.00	A1	1,587,500

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	1,566,504

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	4,211,496

7,490	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/46 (UB) (6)	5/26 at 100.00	A1	8,391,646

1,000	South Carolina Jobs-Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007, 5.625%, 5/01/42	9/17 at 100.00	N/R	1,000,710

120	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	122,335

2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	2,238,500

3,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46	2/25 at 100.00	BB	3,034,200

NUVEEN	259

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
$1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	$1,516,042
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,856,613

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	759,413
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,275,469

15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax) (4)	1/22 at 100.00	N/R	10,571,019

1,700	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2012D, 5.000%, 12/01/43 (UB) (6)	6/22 at 100.00	A+	1,809,531

5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (6)	12/24 at 100.00	A+	5,438,500

8,650	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2015A, 5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	A+	9,452,807

	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B:
7,500	5.000%, 12/01/41 (UB)	12/26 at 100.00	A+	8,325,975
35,305	5.000%, 12/01/46 (UB) (WI/DD, Settling 7/06/17)	12/26 at 100.00	A+	38,955,891
5,270	5.000%, 12/01/56 (UB) (6)	12/26 at 100.00	A+	5,814,338

2,185	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (6)	12/23 at 100.00	A+	2,358,380

	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (6)	6/25 at 100.00	A+	2,782,674
68,695	5.500%, 12/01/54 (UB) (6)	6/24 at 100.00	A+	76,612,786

4,970	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (6)	12/25 at 100.00	A+	5,566,847

410	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	AA–	459,237

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
1,280	5.000%, 12/01/31	12/23 at 100.00	N/R	1,355,046
1,500	5.000%, 12/01/37	12/23 at 100.00	N/R	1,561,875
209,892	Total South Carolina			211,271,020

	South Dakota – 0.1%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
1,250	16.267%, 11/01/40 (IF) (6)	11/19 at 100.00	A1	1,621,200
250	16.267%, 11/01/40 (IF) (6)	11/19 at 100.00	A1	324,240
2,905	16.261%, 11/01/40 (IF) (6)	11/19 at 100.00	A1	3,767,291

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,479,936
10,805	Total South Dakota			12,192,667

260	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 1.7%

$2,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	$2,071,940

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	15.406%, 1/01/40 (IF) (6)	1/23 at 100.00	BBB+	3,162,519
2,500	15.413%, 1/01/45 (IF) (6)	1/23 at 100.00	BBB+	3,066,400
865	15.312%, 1/01/45 (IF) (6)	1/23 at 100.00	BBB+	1,060,689

1,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	1,056,640

2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	2,145,380

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,500	5.250%, 5/01/25	11/24 at 100.00	N/R	3,396,120
54,230	6.000%, 5/01/34	11/24 at 100.00	N/R	51,611,776

4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	BB	4,352,423

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47	6/26 at 100.00	N/R	4,019,123
3,250	5.375%, 6/01/52	6/26 at 100.00	N/R	3,294,655

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
13,135	5.000%, 7/01/40 (UB) (6)	7/26 at 100.00	A3	14,872,892
31,675	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A4	35,655,598

1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,503,752

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37	6/27 at 100.00	N/R	18,269,753
17,235	7.500%, 6/01/47	6/27 at 100.00	N/R	17,329,103

66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	77,017,395

12,155	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	7/17 at 100.00	N/R	10,860,249
240,470	Total Tennessee			254,746,407

	Texas – 4.4%

2,250	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BB+	2,274,525

1,150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	1,102,873

205	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	222,634

NUVEEN	261

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
$490	5.000%, 6/15/36	6/21 at 100.00	BB	$492,783
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,243,506

6,630	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,628,276

5,935	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	5,931,439

1,380	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B, 5.000%, 1/01/34	1/27 at 100.00	BBB–	1,531,979

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,838,928

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	C	1,404,384
3,525	7.750%, 8/15/41	8/21 at 100.00	C	3,084,093

	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B:
9,860	6.300%, 7/01/32 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	99
13,650	5.000%, 3/01/41 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	137

1,020	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (4)	9/17 at 100.00	C	10

8,875	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	89

10,925	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	109

16,665	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	167

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	400

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,478,406
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,465,382

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,063,435
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,565,205

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	532,214
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	915,650

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,069,266

262	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
$1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	$1,716,313
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	4,871,250

3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,141,633

1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,222,466

6,045	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,082,721

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,701,925

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36	9/22 at 103.00	N/R	672,259
1,650	5.250%, 9/01/46	9/22 at 103.00	N/R	1,594,923

1,595	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,619,691

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa3	1,073,450

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa2	1,550,247
4,000	0.000%, 1/01/29	No Opt. Call	Baa2	2,659,680

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (7)	23,743,200

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
25	7.750%, 2/15/18	No Opt. Call	B+	25,379
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	7,693,725

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	906,606

3,355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	3,428,475

	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,445,673
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,374,840

8,335	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (6)	12/25 at 100.00	Aa2	9,513,736

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (7)	2,509,024

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,843,095

NUVEEN	263

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
$1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	$1,153,880
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,913,799

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	12,597,831

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	9/19 at 103.00	N/R	1,452,990
2,000	6.750%, 9/01/43	9/19 at 103.00	N/R	2,063,220

3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,601,430

5,480	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	5,638,810

5,500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B3	5,755,640

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	9/17 at 100.00	B3	2,534,579

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
860	8.625%, 9/01/29	9/19 at 100.00	N/R	910,903
8,380	9.000%, 9/01/38	9/19 at 100.00	N/R	8,897,800

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37	9/19 at 103.00	N/R	506,680
525	6.750%, 9/01/44	9/19 at 103.00	N/R	531,988

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/19 at 103.00	N/R	506,585

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BB+ (7)	3,196,275

1,884	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	9/17 at 100.00	N/R	1,885,950

600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	111,246

264	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A3	$1,514,513
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	A3	11,963,029
4,920	0.000%, 11/15/26	No Opt. Call	A3	3,513,175
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	A3	3,405,950
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A3	7,837,400
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	A3	6,489,399
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	A3	8,650,949
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	A3	2,811,650
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	A3	1,025,918
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	A3	970,395
35	0.000%, 11/15/35	11/31 at 78.18	A3	15,343
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A3	1,710,010
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	A3	589,108
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	A3	700,513
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	A3	384,742
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	A3	3,203,250
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A3	5,282,365

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	564,346

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A3	50,740
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	A3	288,337
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	A3	636,004
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	A3	79,960
3,120	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	A3	1,235,239
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	A3	2,130,282
9,245	0.000%, 11/15/39 – NPFG Insured	11/24 at 41.26	A3	2,865,673

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
25	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	A3 (7)	12,018
3,535	0.000%, 11/15/38 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 43.83	A3 (7)	1,337,291
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 41.26	A3 (7)	3,002,176

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	562,270
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	10,098,673
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,518,153

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,268,666

7,805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	9/17 at 100.00	N/R	7,890,621

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	BB–	7,799,470

9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB–	9,864,200

NUVEEN	265

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	$2,853,202

38,655	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	40,282,376

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	766,049
750	5.875%, 9/01/44	9/19 at 103.00	N/R	740,408

	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area #1 Project, Series 2017:
560	5.125%, 9/01/27	No Opt. Call	N/R	568,389
2,165	6.000%, 9/01/46	9/27 at 100.00	N/R	2,196,046
1,000	5.375%, 9/01/46	9/26 at 100.00	N/R	1,013,830

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,831,968
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,534,384

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	891,098
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,244,427

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	492,260
400	5.500%, 9/15/40	9/20 at 103.00	N/R	393,020

20,970	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	21,985,787

20,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33 (Alternative Minimum Tax)	12/23 at 103.00	N/R	19,316,600

17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	17,071,291

8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46	8/21 at 100.00	BB	8,499,490

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37	8/21 at 100.00	BB	1,983,907
3,085	5.125%, 8/15/47	8/21 at 100.00	BB	3,099,438

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A:
2,095	5.000%, 8/01/36	8/21 at 100.00	BB	2,099,504
6,005	5.000%, 8/01/46	8/21 at 100.00	BB	5,907,839

266	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Senior Living Langford Project, Series 2016:
$670	5.375%, 11/15/36	11/26 at 100.00	N/R	$645,753
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	955,810
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	1,877,380

7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB–	7,680,935

1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	1,589,249

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 2017-XG0134, 17.939%, 1/01/38 (Pre-refunded 1/01/18) (IF) (6)	1/18 at 100.00	A– (7)	13,723,542

	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	665,035
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,006,730

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,710,302

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	4,959,316
3,800	7.250%, 12/15/42 (4)	12/21 at 100.00	N/R	3,000,860
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	11,351,938

4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	5,477,944

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,764,409

750	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	732,555

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	9/17 at 100.00	N/R	59

4,095	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax) (4)	9/17 at 100.00	C	41

2,285	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	9/17 at 100.00	N/R	23

1,575	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	9/17 at 100.00	N/R	16

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax)	7/22 at 100.00	N/R	28,750

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	1,520,033

NUVEEN	267

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$27,880	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)	5/26 at 100.00	AA–	$31,637,388

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	253,598
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,199,183
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,166,344

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	BB	2,614,825

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,240,378

2,940	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	2,867,764

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	BBB+	113,894

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB–	2,134,232

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	9,873,455
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,126,187
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,778,104

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	7,653,486
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,251,859

3,215	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	9/17 at 100.00	BB	3,214,486

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB (7)	6,543,185

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 20003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	9/17 at 100.00	N/R	10

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	11/17 at 100.00	B3	3,483,325
5,400	5.375%, 11/01/37	11/17 at 100.00	B3	5,256,360

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,006,669
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,262,125
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,521,502
834,004	Total Texas			640,428,086

268	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah – 0.2%

$1,600	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	$1,767,200

800	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37 (Pre-refunded 9/13/17)	9/17 at 100.00	N/R (7)	800,336

2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45	4/20 at 100.00	BB+	2,677,524

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,183,140

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,778,717
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,725,287

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
1,860	8.000%, 7/15/30	7/18 at 102.00	N/R	1,962,151
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,121,062

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,829,851

5,180	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38	7/27 at 100.00	BB+	5,326,439

90	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Taxable Series 2017B, 4.500%, 7/15/17	No Opt. Call	BB+	90,003

	Utah State Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36	2/26 at 100.00	BB+	832,131
1,705	5.000%, 2/15/46	2/26 at 100.00	BB+	1,725,221

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,144,075
34,165	Total Utah			35,963,137

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,500	5.000%, 12/01/37 (UB) (6)	6/26 at 100.00	A–	1,688,190
3,750	5.000%, 12/01/39 (UB) (6)	6/26 at 100.00	A–	4,208,213
5,990	5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A–	6,673,100
11,240	Total Vermont			12,569,503

	Virginia – 1.2%

24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	24,317,658

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	6.250%, 3/01/18 (24)	9/17 at 100.00	N/R	1,376,105
5,037	6.600%, 3/01/25 (25)	9/17 at 100.00	N/R	3,250,578
3,012	6.750%, 3/01/34 (26)	9/17 at 100.00	N/R	1,944,156

NUVEEN	269

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
$1,100	5.150%, 3/01/35	3/25 at 100.00	N/R	$1,138,302
1,865	5.400%, 3/01/45	3/25 at 100.00	N/R	1,945,083

720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	720,216

11,280	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,278,844

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45	3/25 at 100.00	N/R	6,785,471

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,751,256
5,265	5.000%, 12/01/47	12/23 at 100.00	N/R	5,377,776

5,890	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	5,992,427

43,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	17,103,360

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)	10/28 at 100.00	BBB+	8,135,050

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	1,767,087
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	2,743,816
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,739,536

2,135	Newport News Economic Development Authority, Virginia, Revenue Bonds, Lifespire of Virginia, Refunding Series 2016, 5.000%, 12/01/38	12/25 at 100.00	N/R	2,233,424

4,575	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/18 at 100.00	N/R	4,226,934

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,393,378
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,015,500

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,202	6.350%, 9/01/28	9/17 at 100.00	N/R	1,204,717
8,360	6.450%, 9/01/37	9/17 at 100.00	N/R	8,378,141

27,475	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	9/17 at 100.00	B–	27,096,120

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,000	5.250%, 7/01/35	7/25 at 100.00	BB+	1,073,830
2,400	5.000%, 7/01/45	7/25 at 100.00	BB+	2,503,656

10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BB+	11,042,166
203,189	Total Virginia			170,534,587

270	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 1.3%

$1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	$1,713,732

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0007:
2,500	17.041%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	3,224,700
750	17.041%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	967,410

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,124,991

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,254,014
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,810,531

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,482,300
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,452,700

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,265	5.500%, 6/01/27 (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,266,493
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	9/17 at 100.00	N/R	3,663,038

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,320,795

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,830	5.000%, 12/01/28	12/26 at 100.00	Baa2	4,318,900
4,075	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,556,828

6,820	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/18 at 100.00	N/R	6,828,525

2,420	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A, 5.000%, 8/15/45 (UB) (6)	8/25 at 100.00	AA–	2,742,368

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	15.492%, 8/15/40 (IF) (6)	8/25 at 100.00	AA–	771,020
2,125	15.492%, 8/15/45 (IF) (6)	8/25 at 100.00	AA–	3,257,285

2,220	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/42 (UB) (6)	10/22 at 100.00	AA–	2,451,235

4,750	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014C, 5.000%, 10/01/44 (UB) (6)	10/24 at 100.00	AA–	5,315,583

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014D:
14,005	5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA–	15,557,454
5,015	5.000%, 10/01/41 (UB) (6)	10/24 at 100.00	AA–	5,553,862

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015–XF0132:
1,640	18.637%, 10/01/41 (IF) (6)	10/24 at 100.00	AA–	2,521,090
1,060	18.637%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	1,691,071
600	18.637%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	957,210

NUVEEN	271

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015–XF0148:
$2,500	15.332%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	$3,690,700
3,740	15.318%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	5,519,492
1,190	15.402%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	1,755,571

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015–XF0150:
1,510	15.305%, 10/01/42 (IF) (6)	10/22 at 100.00	AA–	2,138,598
630	15.272%, 10/01/42 (IF) (6)	10/22 at 100.00	AA–	892,483
785	15.506%, 10/01/42 (IF) (6)	10/22 at 100.00	AA–	1,110,492

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	AA	11,256,000

13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (6)	10/27 at 100.00	AA	15,028,260

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015–XF0153:
2,500	15.425%, 10/01/40 (IF) (6)	10/20 at 100.00	AA	3,318,300
1,750	15.225%, 10/01/40 (IF) (6)	10/20 at 100.00	AA	2,322,810
3,685	15.221%, 10/01/40 (IF) (6)	10/20 at 100.00	AA	4,890,732
935	15.425%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	1,359,303
945	15.109%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	1,373,265

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016–XG0051, 15.192%, 8/15/42 (IF) (6)	8/22 at 100.00	AA–	1,518,210

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016–XF0392:
1,520	16.607%, 10/01/39 (IF) (6)	4/20 at 100.00	AA–	1,985,029
1,875	16.406%, 10/01/39 (IF)	4/20 at 100.00	AA–	2,449,125

13,772	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	14,074,841

1,705	Washington State Housing Finance Commission, Non–Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45	7/25 at 100.00	N/R	1,698,777

	Washington State Housing Finance Commission, Non–Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,095	6.500%, 10/01/32	10/22 at 100.00	N/R	2,274,625
18,225	6.750%, 10/01/47	10/22 at 100.00	N/R	19,948,903

1,000	Washington State Housing Finance Commission, Non–profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	BB+	1,060,540

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,712,508
163,097	Total Washington			187,181,699

	West Virginia – 0.4%

7,612	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,822,167

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	3,697,267

272	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34 (Pre–refunded 6/01/18)	6/18 at 100.00	N/R (7)	$1,759,169

11,030	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Allegheny Energy Supply Company, LLC Pleasants Station Project, Series 2007F, 5.250%, 10/15/37	10/17 at 100.00	B1	10,831,901

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,480,240
22,445	6.750%, 10/01/43	10/18 at 100.00	N/R	22,937,219
59,267	Total West Virginia			60,527,963

	Wisconsin – 3.4%

15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,402,956

7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47	6/27 at 100.00	N/R	7,088,337

305	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21	No Opt. Call	N/R	304,494

5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46	2/26 at 100.00	N/R	4,891,041

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36	5/26 at 100.00	N/R	1,054,128
3,445	5.250%, 5/01/46	5/26 at 100.00	N/R	3,283,430

3,530	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,798,492

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
3,245	5.000%, 6/15/36	6/26 at 100.00	N/R	3,095,795
8,355	5.000%, 6/15/46	6/26 at 100.00	N/R	7,707,738

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37	6/24 at 100.00	N/R	3,259,410
17,350	5.875%, 6/15/47	6/24 at 100.00	N/R	16,998,316

3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45	3/25 at 100.00	BB+	3,124,079

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35	7/25 at 100.00	N/R	1,017,620
1,590	5.625%, 7/01/45	7/25 at 100.00	N/R	1,618,270

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	699,706
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	530,035

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,177,396
4,275	6.200%, 10/01/42	10/22 at 100.00	BB+	4,568,009

NUVEEN	273

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
$1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	$1,778,541
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,102,881

30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47	3/27 at 100.00	N/R	29,517,300

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36	8/26 at 100.00	N/R	960,730
3,000	5.125%, 8/01/46	8/26 at 100.00	N/R	2,862,600

4,535	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40 (4)	5/24 at 100.00	N/R	2,403,505

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,915,675

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	12,516,855

5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	5,136,564

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A, 5.000%, 9/01/38	9/24 at 100.00	BB	1,771,920

50,000	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.750%, 8/01/31	No Opt. Call	N/R	51,208,000

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
25,000	6.500%, 12/01/37	12/27 at 100.00	N/R	25,997,750
10,000	6.750%, 12/01/42	12/27 at 100.00	N/R	10,488,900
105,000	7.000%, 12/01/50	12/27 at 100.00	N/R	110,201,700

51,765	Public Finance Authority of Wisconsin, Pass–Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21	9/17 at 100.00	N/R	51,733,941

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB–	4,612,964
4,250	5.750%, 4/01/42	4/22 at 100.00	BB–	4,380,220

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB–	4,633,896

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,015	5.250%, 5/15/42	5/25 at 102.00	BB	1,090,181
1,335	5.250%, 5/15/47	5/25 at 102.00	BB	1,428,343

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,722,386
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,757,343

274	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015–XF2044, 15.307%, 11/15/41 (IF) (6)	11/21 at 100.00	Aa2	$5,673,448

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 2016–XG0072, 15.457%, 4/15/35 (IF) (6)	4/23 at 100.00	A2	3,553,200

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre–refunded 6/01/20)	6/20 at 100.00	Baa2 (7)	1,398,448

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2016–XL0008, 17.061%, 8/15/37 (IF) (6)	2/20 at 100.00	Aa3	3,589,080

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015–XF0118, 16.212%, 4/01/39 (Pre–refunded 4/01/19) (IF) (6)	4/19 at 100.00	AA– (7)	1,231,492

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015–XF1028:
2,500	14.486%, 11/15/44 (IF) (6)	11/22 at 100.00	A1	3,366,600
380	14.486%, 11/15/44 (IF) (6)	11/22 at 100.00	A1	511,723
750	14.486%, 11/15/44 (IF) (6)	11/22 at 100.00	A1	1,009,980

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,168,440
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	4,622,787

2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40	6/26 at 100.00	N/R	2,158,670

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37	6/22 at 100.00	N/R	3,058,826
43,435	8.625%, 6/01/47	6/22 at 100.00	N/R	50,285,568

7,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49	6/22 at 104.00	N/R	6,863,149
479,440	Total Wisconsin			498,332,858
$17,259,714	Total Municipal Bonds (cost $14,883,550,496)			15,324,031,722

Shares	Description (1)			Value

	COMMON STOCKS – 1.0%

	Airlines – 1.0%

3,000,000	American Airlines Group Inc., (27)			$150,960,000

	Chemicals – 0.0%

3,615	Ingevity Corporation, (28)			207,501

	Containers & Packaging – 0.0%

21,692	WestRock Company, (29)			1,229,069
	Total Common Stocks (cost $43,592,165)			152,396,570

NUVEEN	275

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 1.6%

	Equity Real Estate Investment Trusts – 1.6%

$218,261	AAF HLG/FIN, 144A, PIK	12.375%	7/01/19	N/R	$228,082,703

	Transportation – 0.0%

	Las Vegas Monorail Company, Senior Interest Bonds:
67	5.500%, 7/15/19 (9), (30)	5.500%	7/15/19	N/R	42,141
18	5.500%, 7/15/55 (9), (30)	1.000%	7/15/55	N/R	9,096
85	Total Transportation				51,237
$218,346	Total Corporate Bonds (cost $213,946,324)				228,133,940
	Total Long-Term Investments (cost $15,141,088,985)				15,704,562,232

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.5%

	MUNICIPAL BONDS – 2.5%

	California – 0.2%

$15,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Variable Rate Demand Obligations, Series 2002A-1 & 2002A-5, 0.560%, 7/01/35 (31)		10/17 at 100.00	VMIG-1	$15,200,000

19,645	Metropolitan Water District of Southern California, Water Revenue Bonds, Variable Rate Demand Obligations, Refunding Series 2016B-1, 0.540%, 7/01/37 (31)		9/17 at 100.00	VMIG-1	19,645,000
34,845	Total California				34,845,000

	Georgia – 0.0%

685	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 4/30/17 (4), (9), (31)		No Opt. Call	N/R	685,000

5,000	Oconee Regional Health Systems, Inc., Georgia, Revenue Bonds, Variable Rate Demand Obligations, Series 2017, 13.000%, 9/15/17 (9)		No Opt. Call	N/R	5,000,000
5,685	Total Georgia				5,685,000

	Illinois – 0.6%

13,615	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Alternative Revenue, Project Series 2015G, 9.000%, 3/01/32 (31)		9/17 at 100.00	B	13,621,535

8,500	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32 (31)		9/17 at 100.00	B3	8,344,025

26,185	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Revenues, Refunding Series 2013A-1, 9.000%, 3/01/26 (31)		9/17 at 100.00	B3	25,613,382

34,670	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Variable Rate Demand Series 2007A-3, 0.780%, 8/15/42 (31)		9/17 at 100.00	VMIG-1	34,670,000

500	Illinois Finance Authority, Variable Rate Demand Obligations, Revenue Bonds, The Carle Foundation, Tender Option Bond Floater 2016-ZF0363, 0.980%, 8/15/41 (31)		8/21 at 100.00	A-1	500,000
83,470	Total Illinois				82,748,942

276	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 0.4%

$23,630	Indiana Finance Authority, Hospital Revenue Bonds, Variable Rate Demand Obligations, Indiana University Health Obligation Group, Refunding Series 2011A, 0.760%, 3/01/33 (31)	9/17 at 100.00	VMIG-1	$23,630,000

30,000	Indiana Finance Authority, Variable Rate Demand Obligations, Revenue Bonds, Ascension Health Credit Group, Series 2008E-7, 0.740%, 11/15/33 (31)	9/17 at 100.00	VMIG-1	30,000,000
53,630	Total Indiana			53,630,000

	Michigan – 0.0%

325	Wayne State University, Michigan, Variable Rate Demand Obligations, General Revenue Bonds, Tender Option Bond Floater Series 2016-ZF0301, 1.080%, 11/15/35 (31)	11/18 at 100.00	A-1	325,000

	New York – 0.9%

25,000	New York City Transitional Finance Authority, Variable Rate Demand Obligations, New York, Future Tax Secured Bonds, Fiscal Series 2002A-2, 0.750%, 11/01/29 (31)	9/17 at 100.00	VMIG-1	25,000,000

26,925	New York City Transitional Finance Authority, Variable Rate Demand Obligations, New York, Future Tax Secured Bonds, Refunding Senior Multi-Modal Fiscal Series 2002A-4, 0.660%, 11/01/29 (31)	9/17 at 100.00	VMIG-1	26,925,000

48,940	New York City Transitional Finance Authority, Variable Rate Demand Obligations, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2010G-5, 0.750%, 5/01/34 (31)	9/17 at 100.00	VMIG-1	48,940,000

31,070	New York City, New York, Variable Rate Demand Obligations, General Obligation Bonds, Fiscal 2014 Series I-2, 0.680%, 3/01/40 (31)	9/17 at 100.00	VMIG-1	31,070,000
131,935	Total New York			131,935,000

	North Carolina – 0.2%

36,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2007E, 0.660%, 1/15/44 (31)	9/17 at 100.00	VMIG-1	36,000,000

	Utah – 0.2%

30,000	Murray City, Utah, Variable Rate Demand Obligations, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2003B, 0.770%, 5/15/36 (31)	9/17 at 100.00	A-1+	30,000,000

4,800	Murray City, Utah, Variable Rate Demand Obligations, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2005A, 0.660%, 5/15/37 (31)	9/17 at 100.00	VMIG-1	4,800,000
34,800	Total Utah			34,800,000
$380,690	Total Short-Term Investments (cost $380,605,788)			379,968,942
	Total Investments (cost $15,521,694,773) – 109.8%			16,084,531,174
	Floating Rate Obligations – (11.3)%			(1,652,952,000)
	Other Assets Less Liabilities – 1.5% (32)			222,540,110
	Net Assets – 100%			$14,654,119,284

NUVEEN	277

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Investments in Derivatives as of June 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(2,929)	9/17	$(367,681,031)	$823,781	$953,741

Credit Default Swaps (OTC Uncleared)

Counterparty	Referenced Entity	Buy/Sell Protection (33)	Current Credit Spread (34)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.94%	$90,000,000	1.000%	6/20/21	$(8,823,148)	$(653,186	)(9)

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (35)	Optional Termination Date	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$20,000,000	Receive	Weekly USD-SIFMA	2.318%	Quarterly	1/30/18	2/28/18	1/30/38	$(661,146)

Interest Rate Swaps (OTC Cleared)

Clearing Broker	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (35)	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.*	$65,000,000	Receive	3-Month USD-LIBOR-ICE	2.655%	Semi-Annually	1/30/18	1/30/34	$284,851	$(1,400,517)
*	LCH. Clearnet Limited is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments.

278	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Municipal Bonds	$—	$15,323,864,320	$167,402	*	$15,324,031,722
Common Stocks	152,396,570	—	—		152,396,570
Corporate Bonds	—	228,082,703	51,237	*	228,133,940
Short-Term Investments:					—
Municipal Bonds	—	374,283,942	5,685,000	*	379,968,942
Investments in Derivatives:					—
Futures Contracts**	953,741	—	—		953,741
Credit Default Swaps**	—	—	(653,186	)*	(653,186)
Interest Rate Swaps**	—	(2,061,663)	—		(2,061,663)
Total	$153,350,311	$15,924,169,302	$5,250,453		$16,082,770,066
*	Refer the Fund’s Portfolio of Investments for securities classified as Level 3.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $13,826,579,805.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$1,177,055,394
Depreciation	(572,073,479)
Net unrealized appreciation (depreciation) of investments	$604,981,915

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 8.000% to 2.400%.

(11)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 9.000% to 6.750%.

(12)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

NUVEEN	279

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

(13)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(14)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(15)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(16)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(17)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(18)	Principal Amount (000) rounds to less than $1,000.

(19)	On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(20)	On March 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 1.000%.

(21)	On September 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.500% to 3.850%.

(22)	On February 8, 2011, the Fund’s Adviser cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.50%.

(23)	On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(24)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(25)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(26)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(27)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(28)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(29)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(30)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(31)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(32)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(33)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(34)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(35)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	All or a portion of this security is payment-in-kind.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

280	NUVEEN

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.3%

	MUNICIPAL BONDS – 97.3%

	Alabama – 1.9%

$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/17 at 100.00	B3	$10,171,525

4,195	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/17 at 100.00	B3	4,195,629

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27	9/25 at 100.00	N/R	2,500,648

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	9/17 at 100.00	CCC	45,157
610	5.125%, 4/01/20 – AMBAC Insured	9/17 at 100.00	CCC	612,135
100	5.125%, 4/01/21 – AMBAC Insured	9/17 at 100.00	CCC	100,350

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	9/17 at 100.00	A3	501,750
5,500	5.000%, 4/01/23 – NPFG Insured	9/17 at 100.00	A3	5,519,250

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	9/17 at 100.00	A3	501,750
25	5.000%, 4/01/21 – NPFG Insured	9/17 at 100.00	A3	25,087

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
525	5.250%, 1/01/18 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	A2 (5)	526,837
150	5.250%, 1/01/19 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	A2 (5)	150,525
5,315	5.250%, 1/01/20 (Pre-refunded 8/15/17)	8/17 at 100.00	A– (5)	5,333,602
17,900	5.500%, 1/01/22 (Pre-refunded 8/15/17)	8/17 at 100.00	A– (5)	17,962,650
150	5.500%, 1/01/22 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	A2 (5)	150,525
1,785	5.250%, 1/01/23 (Pre-refunded 8/15/17)	8/17 at 100.00	A– (5)	1,791,247
75	4.750%, 1/01/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	A2 (5)	75,229

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,076,320

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,499,716

7,535	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	5,307,880
66,955	Total Alabama			65,047,812

	Alaska – 0.1%

1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,955,783

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
490	5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	BBB (5)	491,788
230	5.000%, 8/01/21 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	BBB (5)	230,839
2,600	Total Alaska			2,678,410

NUVEEN	281

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona – 1.8%

$2,260	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	9/17 at 100.00	N/R	$2,262,938

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.580%, 1/02/37	9/17 at 100.00	AA–	571,532

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
3,000	1.596%, 1/01/37 (IF) (6)	9/17 at 100.00	AA–	1,792,800
1,500	1.715%, 1/01/37 (IF) (6)	9/17 at 100.00	AA–	896,400
1,500	1.758%, 1/01/37 (IF) (6)	9/17 at 100.00	AA–	896,400
3,000	1.715%, 1/01/37 (IF) (6)	9/17 at 100.00	AA–	1,792,800

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
500	4.000%, 7/01/21	No Opt. Call	BB	517,835
500	5.000%, 7/01/26	No Opt. Call	BB	547,500

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
85	3.000%, 7/15/18	No Opt. Call	N/R	85,640
605	5.000%, 7/15/24	No Opt. Call	N/R	662,414

1,585	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25	No Opt. Call	N/R	1,578,058

224	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R	230,366

75	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	Ba1	75,514

950	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37	7/17 at 100.00	BBB–	951,073

6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 4.000%, 7/01/25	No Opt. Call	BB	7,099,077

490	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	541,842

220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB+	232,492

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
375	4.750%, 7/01/19	No Opt. Call	Ba1	384,720
1,250	5.750%, 7/01/24	No Opt. Call	Ba1	1,392,062

4,445	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 4.000%, 7/01/25	No Opt. Call	Ba1	4,502,785

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,364,383

525	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	567,320

2,295	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB	2,071,054

282	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$965	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	$1,041,689

1,220	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,354,651

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,215	4.000%, 7/01/19	No Opt. Call	Baa3	1,243,443
735	4.500%, 7/01/20	No Opt. Call	Baa3	766,899

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,550	4.000%, 7/01/26	No Opt. Call	Baa3	4,667,026
5,555	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,037,174

950	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 4.000%, 12/15/24	No Opt. Call	BB	941,982

717	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	9/17 at 100.00	N/R	705,772

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A, 3.900%, 9/01/24	No Opt. Call	BB+	879,178

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19	No Opt. Call	Baa1	1,068,900
500	5.000%, 8/01/20	No Opt. Call	Baa1	548,180
65,486	Total Arizona			63,271,899

	California – 8.7%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	786,193

385	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	BBB+ (5)	389,350

2,585	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (5)	2,966,804

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 4.006%, 4/01/36 (Mandatory put 4/01/27) (IF) (6)	10/26 at 100.00	AA	1,053,960

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,946,959

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
9,340	5.250%, 6/01/21	12/18 at 100.00	Ba1	9,447,597
20,060	5.450%, 6/01/28	12/18 at 100.00	B3	20,542,443
2,575	5.600%, 6/01/36	12/18 at 100.00	B3	2,637,083

	California Educational Facilities Authority, Revenue Bonds, Revenue Bonds, Loma Linda University Series 2017A:
625	5.000%, 4/01/28	4/27 at 100.00	Baa1	743,675
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	559,749
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,160,640

NUVEEN	283

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
$385	5.000%, 8/15/30	8/27 at 100.00	Baa2	$447,824
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	356,763
600	5.000%, 8/15/33	8/27 at 100.00	Baa2	687,720
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	229,885
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	279,459

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB–	535,175

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BBB–	537,411

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	987,905

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25	No Opt. Call	BB+	482,149

870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BBB–	910,568

4,130	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26	No Opt. Call	BB	4,208,263

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,198,316

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,653,359

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,576,644

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	632,580
325	5.000%, 8/15/22	No Opt. Call	BBB	370,640
515	5.000%, 8/15/23	No Opt. Call	BBB	594,058

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	51,582

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	191,324

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
850	4.000%, 11/01/21	No Opt. Call	N/R	880,574
2,355	4.000%, 11/01/26	No Opt. Call	N/R	2,406,881

625	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26	No Opt. Call	N/R	627,394

900	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/27 (WI/DD, Settling 7/06/17)	No Opt. Call	Baa2	1,076,661

1,500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	1,659,435

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,249,038

284	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
$200	5.000%, 11/01/23	No Opt. Call	BBB–	$231,236
300	5.000%, 11/01/24	No Opt. Call	BBB–	351,066
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	399,563

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB–	1,738,346
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB–	2,708,298
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB–	1,650,677
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,751,895
850	5.000%, 11/01/30	11/26 at 100.00	BBB–	964,886
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,152,070

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	Baa1	2,916,648
2,070	5.000%, 2/01/32	2/27 at 100.00	Baa1	2,377,291

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,430,490

540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	541,863

	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30	10/26 at 100.00	BBB–	1,308,074
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB–	1,112,180

2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32	7/27 at 100.00	Ba2	2,225,030

1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29	6/26 at 100.00	N/R	1,343,431

2,825	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28	6/25 at 100.00	N/R	2,885,935

1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26	No Opt. Call	N/R	1,247,377

1,155	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26	No Opt. Call	N/R	1,228,412

	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016:
1,000	4.000%, 6/01/26	No Opt. Call	N/R	1,003,700
1,000	4.500%, 6/01/31	6/26 at 100.00	N/R	1,004,350

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A:
415	5.000%, 6/01/21	No Opt. Call	N/R	439,211
785	5.000%, 6/01/26	6/25 at 100.00	N/R	839,801

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
500	4.500%, 6/01/27	6/26 at 100.00	N/R	514,425
450	5.000%, 6/01/34	6/26 at 100.00	N/R	459,724

NUVEEN	285

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22 (4)	6/20 at 102.00	N/R	$349,985

980	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24	No Opt. Call	BB+	1,053,431

1,775	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB–	1,894,493

425	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	448,430

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24	No Opt. Call	N/R	406,190

430	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	455,581

940	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,025,361

3,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	3,330,000

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,735	5.000%, 12/01/26	6/26 at 100.00	BB	1,991,572
3,000	5.000%, 12/01/27	6/26 at 100.00	BB	3,431,070
2,695	5.000%, 12/01/31	6/26 at 100.00	BB	2,982,772

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24	No Opt. Call	N/R	1,067,900

3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26	No Opt. Call	N/R	3,032,100

1,195	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	1,212,423

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015:
1,405	4.000%, 9/01/26	9/25 at 100.00	N/R	1,507,129
755	4.125%, 9/01/27	9/25 at 100.00	N/R	810,160

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,035	5.000%, 9/02/25	No Opt. Call	N/R	1,164,230
1,080	5.000%, 9/02/26	9/25 at 100.00	N/R	1,207,213

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
995	5.750%, 7/01/24 (7)	9/17 at 100.00	CCC	987,100
5,505	5.750%, 7/01/30 (7)	9/17 at 100.00	CCC	5,357,796
305	5.750%, 7/01/35 (7)	9/17 at 100.00	CCC	290,555

1,475	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (7)	9/17 at 100.00	CCC	1,453,509

2,755	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (7)	9/17 at 100.00	CCC	2,722,023

286	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
$1,330	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	$1,378,532
500	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	519,065

1,500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (5)	1,574,985

540	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	624,402

27,405	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	9/17 at 100.00	B3	27,534,900

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
55	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	55,414
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,396,908

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
255	5.000%, 9/01/20	No Opt. Call	N/R	279,470
200	5.000%, 9/01/23	No Opt. Call	N/R	230,514
250	5.000%, 9/01/24	No Opt. Call	N/R	290,537
320	5.000%, 9/01/25	9/24 at 100.00	N/R	367,069
195	5.000%, 9/01/26	9/24 at 100.00	N/R	221,733

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	911,490

4,110	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	4,592,966

720	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	732,953

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	608,233
690	5.000%, 9/01/24	No Opt. Call	N/R	798,289
425	5.000%, 9/01/25	No Opt. Call	N/R	491,937
760	5.000%, 9/01/26	9/25 at 100.00	N/R	873,529
795	5.000%, 9/01/27	9/25 at 100.00	N/R	905,696
835	5.000%, 9/01/28	9/25 at 100.00	N/R	945,896

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	239,260

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
760	5.000%, 6/01/21	9/17 at 100.00	N/R	760,388
4,790	4.625%, 6/01/21	9/17 at 100.00	N/R	4,791,389

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
100	5.000%, 9/01/22	No Opt. Call	N/R	114,572
100	5.000%, 9/01/24	No Opt. Call	N/R	117,218

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	577,215
595	5.000%, 9/01/24	No Opt. Call	N/R	692,610

NUVEEN	287

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
$834	3.000%, 9/02/20	No Opt. Call	N/R	$834,920
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,587,205

495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	542,500

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	2.126%, 11/15/26	No Opt. Call	BBB+	2,506,290
2,125	2.146%, 11/15/27	No Opt. Call	BBB+	2,018,984

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	533,368

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
295	4.000%, 1/01/21	No Opt. Call	B1	288,076
520	4.000%, 1/01/22	1/21 at 100.00	B1	502,720
145	5.250%, 1/01/23	1/21 at 100.00	B1	146,453
395	4.500%, 1/01/26	1/21 at 100.00	B1	383,316
15	5.250%, 1/01/27	1/21 at 100.00	B1	15,150
180	5.250%, 1/01/28	1/21 at 100.00	B1	181,804
10	5.000%, 1/01/29	1/21 at 100.00	B1	10,021
855	5.000%, 1/01/30	1/21 at 100.00	B1	855,539
1,185	5.000%, 1/01/31	1/21 at 100.00	B1	1,175,816

980	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	1,032,293

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,965	0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,946,588
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	785,701

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
785	4.750%, 9/01/23	No Opt. Call	N/R	893,550
735	5.200%, 9/01/28	9/24 at 100.00	N/R	832,836

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	300,302

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	1,030,780

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
525	5.000%, 8/15/24	No Opt. Call	N/R	618,529
680	5.000%, 8/15/25	No Opt. Call	N/R	804,467
760	5.000%, 8/15/27	8/25 at 100.00	N/R	880,688

	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,415	5.000%, 8/15/26	No Opt. Call	N/R	1,683,440
1,795	5.000%, 8/15/28	8/26 at 100.00	N/R	2,096,057

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	BB+ (5)	727,067

288	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$750	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	$793,327

2,550	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	2,609,389

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	447,749
435	4.000%, 9/01/21	No Opt. Call	N/R	467,877
450	4.000%, 9/01/22	No Opt. Call	N/R	487,602
470	4.000%, 9/01/23	No Opt. Call	N/R	511,741
490	4.000%, 9/01/24	No Opt. Call	N/R	533,909
510	5.000%, 9/01/25	9/24 at 100.00	N/R	585,016
530	5.000%, 9/01/26	9/24 at 100.00	N/R	602,658

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,734,429

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016:
100	5.000%, 9/01/26	No Opt. Call	N/R	119,014
250	5.000%, 9/01/28	9/26 at 100.00	N/R	292,067

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
35	2.150%, 10/01/17	9/17 at 100.00	N/R	35,025
50	2.500%, 10/01/18	9/17 at 100.00	N/R	50,035
70	3.050%, 10/01/19	9/17 at 100.00	N/R	70,073
85	3.450%, 10/01/20	9/17 at 100.00	N/R	85,110
105	3.850%, 10/01/21	9/17 at 100.00	N/R	105,160
135	4.150%, 10/01/22	9/17 at 100.00	N/R	135,220
155	4.400%, 10/01/23	9/17 at 100.00	N/R	155,267
175	4.550%, 10/01/24	9/17 at 100.00	N/R	175,294
205	4.650%, 10/01/25	9/17 at 100.00	N/R	205,332
230	4.800%, 10/01/26	9/17 at 100.00	N/R	230,375
260	4.900%, 10/01/27	9/17 at 100.00	N/R	260,408
290	5.050%, 10/01/28	9/17 at 100.00	N/R	290,470
325	5.100%, 10/01/29	9/17 at 100.00	N/R	325,507
360	5.200%, 10/01/30	9/17 at 100.00	N/R	360,562
395	5.250%, 10/01/31	9/17 at 100.00	N/R	395,604
440	5.350%, 10/01/32	9/17 at 100.00	N/R	440,691
480	5.400%, 10/01/33	9/17 at 100.00	N/R	480,744

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	592,975

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	402,311

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	549,920
500	4.250%, 9/01/24	No Opt. Call	N/R	555,575
750	5.000%, 9/01/25	9/24 at 100.00	N/R	860,317

110	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	118,314

NUVEEN	289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$340	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/24 – BAM Insured	No Opt. Call	AA	$404,794

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,140	5.000%, 9/01/22	No Opt. Call	N/R	1,297,115
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,765,626
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,910,019
805	5.000%, 9/01/27	9/25 at 100.00	N/R	918,964

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,062,583
365	5.000%, 9/01/31	9/26 at 100.00	N/R	394,514

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,137,690

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	461,772
585	5.000%, 9/01/24	No Opt. Call	N/R	680,969
655	5.000%, 9/01/26	9/24 at 100.00	N/R	746,621

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	Ba2	2,915,875
500	8.000%, 12/01/26	12/21 at 100.00	Ba2	622,415
4,000	7.000%, 12/01/26	12/21 at 100.00	Ba2	4,746,600

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
195	4.000%, 9/01/23	No Opt. Call	N/R	213,254
95	5.000%, 9/01/24	No Opt. Call	N/R	110,766
495	5.000%, 9/01/25	No Opt. Call	N/R	579,655
300	5.000%, 9/01/26	9/25 at 100.00	N/R	347,886
495	5.000%, 9/01/27	9/25 at 100.00	N/R	567,780
500	5.000%, 9/01/29	9/25 at 100.00	N/R	565,635

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A–	426,161
400	5.000%, 8/01/24	No Opt. Call	A–	478,616
350	5.000%, 8/01/25	8/24 at 100.00	A–	418,239

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23	8/21 at 91.48	N/R	4,103,770
750	0.000%, 8/01/26	8/21 at 79.08	N/R	470,737

	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016:
900	5.000%, 9/01/27	9/26 at 100.00	N/R	1,046,457
1,255	5.000%, 9/01/30	9/26 at 100.00	N/R	1,423,622

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	7/17 at 100.00	A	160,547
100	5.000%, 8/01/18 – NPFG Insured	9/17 at 100.00	A	100,336

290	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	A	$3,001,680

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	279,992

8,405	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 2.254%, 11/01/38	No Opt. Call	BBB+	7,333,615

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A2	143,035

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	9/17 at 100.00	A3	100,228

185	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27	No Opt. Call	N/R	192,139

6,440	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	9/17 at 100.00	B+	6,454,426

	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
400	5.000%, 9/01/23	No Opt. Call	BBB+	464,268
385	5.000%, 9/01/24	No Opt. Call	BBB+	453,422

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	289,905
225	5.000%, 9/01/28	9/25 at 100.00	N/R	256,446

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A+	388,807

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	Baa2	3,701,139

1,640	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	Baa3	1,743,878

320	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	341,478

9,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,429,168

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	454,648
350	5.000%, 9/01/30	9/26 at 100.00	N/R	392,217
287,809	Total California			302,479,269

	Colorado – 3.3%

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB–	583,285

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
1,655	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	A3	1,660,908
1,235	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	A3	1,238,989

1,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	1,104,961

NUVEEN	291

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	$411,572

10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29	12/22 at 103.00	N/R	10,942,354

	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
275	5.000%, 6/01/23	No Opt. Call	A	314,927
675	5.000%, 6/01/29	6/23 at 100.00	A	755,021

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26	7/25 at 100.00	BB+	631,156

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	BBB	366,433

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (5)	527,745

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	559,220

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB–	1,026,780

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	638,506

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BB+	549,066
1,160	5.000%, 12/15/28	12/25 at 100.00	BB+	1,214,079

680	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26	9/21 at 100.00	N/R	660,266

385	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	389,331

920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	987,372

1,205	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27	2/26 at 100.00	N/R	1,165,657

3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33	2/21 at 100.00	BBB+	3,323,130

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (4)	No Opt. Call	N/R	784,700

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	BBB+	2,218,880
530	4.000%, 12/01/26	12/22 at 100.00	BBB+	556,023

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	598,424

292	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
$1,500	5.000%, 6/01/23	No Opt. Call	Baa2	$1,705,875
3,520	5.000%, 6/01/25	No Opt. Call	Baa2	4,048,176

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	437,820
250	5.250%, 5/15/28	5/27 at 100.00	BB+	276,782
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,485,597
550	5.250%, 5/15/32	5/27 at 100.00	BB+	593,494

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25	No Opt. Call	N/R	715,463
750	5.500%, 12/01/30	12/25 at 100.00	N/R	769,005

630	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	608,101

520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	492,617

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	50,330

1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,047,660

535	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	544,170

805	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/24	No Opt. Call	BBB–	943,967

450	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB	489,478

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	502,251

750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/19	No Opt. Call	BBB+	807,307

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
175	5.000%, 12/01/18	No Opt. Call	N/R	182,058
200	5.000%, 12/01/19	No Opt. Call	N/R	212,638
430	5.000%, 12/01/20	No Opt. Call	N/R	465,049
850	5.000%, 12/01/24	12/22 at 100.00	N/R	934,592

185	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (5)	188,213

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
6,315	5.250%, 12/01/24	No Opt. Call	N/R	6,589,576
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,566,195

580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	567,576

NUVEEN	293

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	$1,435,469

2,280	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	2,295,550

1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,762,500

4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,022,163

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,016,470

1,675	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.000%, 12/01/25	12/21 at 103.00	N/R	1,667,228

740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	732,748

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,757,580

1,160	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	9/17 at 100.00	N/R	1,137,044

1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,318,241

1,620	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,586,385

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	100,732

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
3,660	5.250%, 12/15/21	9/17 at 100.00	N/R	3,671,602
5,450	5.400%, 12/15/31	9/17 at 100.00	N/R	5,464,551

3,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,217,680

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	BBB+	2,639,619
440	6.250%, 11/15/28	No Opt. Call	BBB+	556,983

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	202,724

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	Baa3	233,290
800	6.000%, 1/15/26	7/20 at 100.00	Baa3	886,344

260	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17 (ETM)	No Opt. Call	N/R (5)	264,789

1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,714,995

294	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$650	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	$648,284

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
5,555	3.500%, 12/01/26	12/21 at 103.00	N/R	5,352,076
3,005	5.000%, 12/01/30	12/21 at 103.00	N/R	3,132,983

500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	502,410

1,000	Tablerock Metropolitan District, Jefferson County, Colorado, Limited Tax, General Obligation Improvement Bonds, Refunding Series 2007, 4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,009,930

470	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	9/17 at 100.00	N/R	469,991
110,350	Total Colorado			114,233,136

	Connecticut – 0.5%

8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	9/17 at 100.00	B3	8,446,618

10,000	Connecticut State, General Obligation Bonds, Security Industry & Financial Markets Association Index, Series 2015C, 2.030%, 6/15/24 (UB)	No Opt. Call	A1	10,017,100
18,660	Total Connecticut			18,463,718

	Delaware – 0.1%

2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25	3/25 at 100.00	N/R	2,091,796

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	905,596
2,870	Total Delaware			2,997,392

	District of Columbia – 0.1%

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB+	812,225

1,605	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,609,558
2,330	Total District of Columbia			2,421,783

	Florida – 10.5%

500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	526,760

2,550	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	2,495,965

13,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.675%, 12/01/37	9/17 at 100.00	A–	11,484,330

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
230	4.250%, 11/01/21	No Opt. Call	N/R	230,115
725	5.500%, 11/01/30	11/26 at 100.00	N/R	730,307

895	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	9/17 at 100.00	N/R	895,072

NUVEEN	295

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$210	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	$211,930

600	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	596,208

230	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	229,823

11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	10,944,775

1,260	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,351,262

	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015:
750	4.250%, 11/01/21	No Opt. Call	N/R	756,285
775	4.750%, 11/01/26	11/25 at 100.00	N/R	785,873
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,158,585

840	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	857,976

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,034,020

375	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	375,945

500	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB–	492,880

	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
55	3.000%, 5/01/19	No Opt. Call	N/R	55,047
35	3.500%, 5/01/20	No Opt. Call	N/R	35,283
60	3.500%, 5/01/21	No Opt. Call	N/R	60,112
60	3.500%, 5/01/22	No Opt. Call	N/R	59,483
65	3.500%, 5/01/23	No Opt. Call	N/R	63,994
65	3.750%, 5/01/24	No Opt. Call	N/R	64,223
45	3.750%, 5/01/25	No Opt. Call	N/R	44,089

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,235,094
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,135,771

765	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB–	863,149

490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB–	486,756

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,225,327
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,266,809
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,324,151
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,161,057

895	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	931,310

296	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	$489,865

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A	445,439

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,831,407

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	9/17 at 100.00	B3	2,304,117

	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
200	4.000%, 11/01/22	No Opt. Call	N/R	202,622
250	4.750%, 11/01/28	11/27 at 100.00	N/R	255,312

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19	No Opt. Call	N/R	231,086
500	4.000%, 7/01/20	No Opt. Call	N/R	502,755
580	4.250%, 7/01/21	No Opt. Call	N/R	585,313
550	4.500%, 7/01/22	No Opt. Call	N/R	553,547
1,230	4.750%, 7/01/24	No Opt. Call	N/R	1,244,243

120	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.500%, 10/01/17 – NPFG Insured	9/17 at 100.00	A3	120,010

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (4)	1/21 at 103.00	N/R	632,989

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	9/17 at 100.00	N/R	264,592

6,800	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	7,193,992

2,490	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27	No Opt. Call	BB	2,517,689

950	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	976,695

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,205	4.750%, 5/01/24	No Opt. Call	N/R	1,218,918
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,792,324

500	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/22	No Opt. Call	N/R	510,005

	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	372,007
500	4.500%, 12/15/32	12/26 at 100.00	N/R	493,415

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,520	4.500%, 6/01/23	No Opt. Call	BBB–	4,708,620
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	544,510
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,108,870

NUVEEN	297

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	$3,308,550

540	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	530,496

2,680	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	2,675,417

630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	660,857

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,217,799

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
860	4.500%, 5/01/25	No Opt. Call	N/R	875,678
1,595	4.625%, 5/01/26	No Opt. Call	N/R	1,627,219

2,580	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	2,957,402

2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,768,370

1,685	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,715,347

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	359,096

1,185	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,325,103

465	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	472,900

510	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	513,096

1,060	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,047,821

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,401,120

300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27	6/26 at 100.00	N/R	305,922

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,711,616

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,755	5.125%, 6/15/26	No Opt. Call	N/R	2,842,416
2,055	4.000%, 7/15/26	No Opt. Call	N/R	2,068,933

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24	No Opt. Call	N/R	329,399
3,750	5.625%, 6/15/29	6/24 at 100.00	N/R	3,730,537

298	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,700	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25	No Opt. Call	N/R	$2,754,999

945	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	1,005,877

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,297,989

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,791,107

14,100	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health –Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	15,714,168

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,750	5.000%, 10/01/24	No Opt. Call	BBB+	2,061,360
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,485,275
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,355,180

715	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	717,252

1,180	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,257,738

655	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	663,004

525	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	541,023

655	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	694,457

255	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	9/17 at 100.00	N/R	244,206

700	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	705,537

795	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	801,288

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,004,600

1,410	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,470,658

1,785	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,894,456

1,000	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28 (WI/DD, Settling 7/10/17)	No Opt. Call	N/R	990,980

5,925	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.750%, 4/15/22	No Opt. Call	N/R	5,974,829

NUVEEN	299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
$550	3.875%, 5/01/26	No Opt. Call	N/R	$540,221
270	4.500%, 5/01/36	5/26 at 100.00	N/R	260,599

5,395	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	5,526,854

395	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	399,215

	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1:
650	5.000%, 5/01/24 – AGM Insured	No Opt. Call	AA	744,191
380	5.000%, 5/01/25 – AGM Insured	No Opt. Call	AA	438,649
700	5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	814,800

1,115	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	1,163,268

485	Highlands Community Development District, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	483,293

113	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	118,897

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	386,099
390	3.000%, 5/01/20	No Opt. Call	A–	399,356
405	3.250%, 5/01/21	No Opt. Call	A–	419,147

1,100	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	1,115,070

4,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,012,080

280	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	284,438

605	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	595,393

1,965	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	2,036,054

135	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	141,606

3,925	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	4,096,483

835	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	857,019

520	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27	No Opt. Call	N/R	526,661

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
800	4.250%, 5/01/25	No Opt. Call	N/R	817,440
735	4.875%, 5/01/35	5/25 at 100.00	N/R	749,413

300	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,595	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	$1,611,747

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,390	5.250%, 6/15/27	9/17 at 100.00	BB	6,391,597
5,000	5.375%, 6/15/37	9/17 at 100.00	BB	4,999,900

955	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	992,350

1,140	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	11/21 at 100.00	Baa1	1,255,015

10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	BB+	10,288,000

1,735	Martin County School Board, Florida, Certificates of Participation, Refunding Series 2014A, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	A	2,032,136

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	A–	300,112
305	4.200%, 5/01/20	No Opt. Call	A–	314,101

2,325	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27	No Opt. Call	N/R	2,323,210

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB	394,603

	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BBB	1,115,400
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB	1,105,680
700	5.000%, 7/01/30	7/27 at 100.00	BBB	767,837
1,105	5.000%, 7/01/31	7/27 at 100.00	BBB	1,204,881
695	5.000%, 7/01/32	7/27 at 100.00	BBB	754,819

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
2,650	4.000%, 11/01/23	No Opt. Call	N/R	2,749,189
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,315,679

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pinecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	835,155

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25	No Opt. Call	N/R	1,038,100

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
5,420	4.250%, 5/01/24	5/23 at 100.00	N/R	5,780,538
2,640	5.000%, 5/01/29	5/23 at 100.00	N/R	2,813,474

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
8,460	4.250%, 5/01/24	5/23 at 100.00	N/R	9,022,759
4,495	5.000%, 5/01/29	5/23 at 100.00	N/R	4,790,366

NUVEEN	301

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$480	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	$504,672

3,730	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	3,883,415

1,125	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,143,540

2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,554,500

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,295,079

375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	371,659

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	531,085

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	935,346

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014:
1,170	5.000%, 12/01/23	No Opt. Call	BBB+	1,357,375
2,335	5.000%, 12/01/24	No Opt. Call	BBB+	2,734,915

775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	A	909,106

430	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	443,468

490	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	496,639

570	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	581,104

810	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	815,338

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
1,245	4.000%, 5/01/20	No Opt. Call	N/R	1,272,041
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,161,593

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
285	3.500%, 5/01/19	No Opt. Call	N/R	285,479
995	4.250%, 5/01/25	No Opt. Call	N/R	1,005,706

1,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	989,200

435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	428,645

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	4.500%, 11/01/22	No Opt. Call	N/R	1,021,540
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	1,951,804

302	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$300	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	$311,883

380	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	381,691

6,570	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	6,576,898

1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21	9/17 at 100.00	N/R	1,335,752

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
25	5.750%, 10/01/22	10/17 at 100.00	Baa3	25,208
8,035	5.500%, 10/01/24	10/17 at 100.00	Baa3	8,096,950
4,315	5.250%, 10/01/27	10/17 at 100.00	Baa3	4,343,910

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
1,230	3.625%, 11/01/20	No Opt. Call	N/R	1,241,414
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,038,200

535	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	528,564

730	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	752,893

1,060	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,100,874

415	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	412,979

1,925	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24	No Opt. Call	BBB+	2,178,253

755	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	771,278

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
860	3.750%, 11/01/22	No Opt. Call	N/R	868,428
1,290	4.500%, 11/01/28	11/27 at 100.00	N/R	1,296,824

1,185	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,213,002

855	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	949,443

2,110	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,146,229

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
660	4.000%, 11/01/20	No Opt. Call	N/R	662,270
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,227,988

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	578,505

NUVEEN	303

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$715	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	$734,276

390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	387,527

7,100	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	9/17 at 100.00	N/R	7,100,071

1,350	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,448,091

400	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	400,268

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
315	4.250%, 11/01/20	No Opt. Call	N/R	322,308
250	5.000%, 11/01/26	No Opt. Call	N/R	264,727

530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	532,067

400	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	402,500

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,910	5.000%, 11/01/23	No Opt. Call	N/R	1,929,386
2,110	5.750%, 11/01/28	No Opt. Call	N/R	2,150,850

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
890	5.000%, 11/01/23	No Opt. Call	N/R	899,033
1,735	6.000%, 11/01/31	No Opt. Call	N/R	1,778,340

325	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	319,881

350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	361,270

1,085	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	1,076,038

635	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29	No Opt. Call	N/R	629,679

450	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29	7/17 at 101.00	N/R	441,747

585	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	722,177

1,240	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	1,312,490

680	Village Community Development District 7, Sumter County, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/25	9/17 at 100.00	A	740,309

1,845	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,870,904

304	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
$1,000	4.250%, 11/01/26	No Opt. Call	N/R	$1,002,400
210	4.625%, 11/01/31	11/26 at 100.00	N/R	210,067

20	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	No Opt. Call	A3	20,001

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
265	4.000%, 11/01/20	No Opt. Call	N/R	264,343
400	4.375%, 11/01/25	No Opt. Call	N/R	397,140

460	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	462,134

1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	989,332

560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	552,362

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
485	4.000%, 5/01/22	No Opt. Call	N/R	484,025
970	5.000%, 5/01/29	5/28 at 100.00	N/R	982,581

354,228	Total Florida			366,165,088

	Georgia – 0.7%

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016:
600	5.000%, 1/01/26	No Opt. Call	A–	714,762
600	5.000%, 1/01/27	1/26 at 100.00	A–	712,740

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21	No Opt. Call	Baa2	1,039,208
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,101,043
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,177,582
750	5.000%, 7/15/24	No Opt. Call	Baa2	858,157
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,126,210
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,117,820
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,105,530

1,115	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,205,906

4,940	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.966%, 11/15/28	11/17 at 100.00	AA	4,848,412

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	558,930

2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,193,800

700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB–	772,835

NUVEEN	305

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
$490	5.500%, 7/15/23	7/21 at 100.00	N/R	$494,072
958	5.500%, 7/15/30	7/21 at 100.00	N/R	967,121
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,061,732

500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27	No Opt. Call	N/R	521,510

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	BBB+	359,278
830	5.000%, 3/15/22	No Opt. Call	BBB+	919,258

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	133,130

925	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/33	4/24 at 100.00	Baa1	1,018,860
22,440	Total Georgia			24,007,896

	Guam – 1.3%

4,825	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	5,420,791

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.000%, 1/01/23	1/22 at 100.00	A	2,201,820
1,000	5.000%, 1/01/31	1/22 at 100.00	A	1,058,570

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
2,000	6.625%, 12/01/30	12/20 at 100.00	B+	2,098,640
600	6.875%, 12/01/40	12/20 at 100.00	B+	633,672

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	BBB–	436,281
385	5.000%, 7/01/21	No Opt. Call	BBB–	426,245
400	5.000%, 7/01/22	No Opt. Call	BBB–	449,760
1,750	5.000%, 7/01/23	No Opt. Call	BBB–	1,988,840
2,200	5.000%, 7/01/24	No Opt. Call	BBB–	2,523,180

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	BBB–	383,743
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB–	1,665,450

920	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	971,833

5,525	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	6,252,256

	Guam Government, General Obligation Bonds, Series 2007A:
3,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (5)	3,046,830
2,275	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (5)	2,311,582

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (5)	2,215,000

675	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	703,296

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	A2	3,612,505

306	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Power Authority, Revenue Bonds, Series 2010A:
$5,000	5.500%, 10/01/30	10/20 at 100.00	BBB–	$5,350,300
750	5.500%, 10/01/40	10/20 at 100.00	BBB–	792,622

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/23	No Opt. Call	BBB–	1,133,320
1,000	5.000%, 10/01/25	10/24 at 100.00	BBB–	1,134,680
42,825	Total Guam			46,811,216

	Hawaii – 0.7%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB	1,365,585
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,638,706
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,676,855

19,375	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	19,524,962

205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	209,305

230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	234,285
24,275	Total Hawaii			24,649,698

	Idaho – 0.1%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
710	5.000%, 9/01/22	No Opt. Call	BB+	782,150
1,000	5.000%, 9/01/30	9/26 at 100.00	BB+	1,108,050

1,315	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,356,396
3,025	Total Idaho			3,246,596

	Illinois – 11.5%

2,230	Bartlett, Illinois, Tax Increment Revenue Bonds, Bartlett Quarry Redevelopment Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,177,506

2,945	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	2,945,088

6,180	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	9/17 at 100.00	N/R	6,116,593

1,010	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB–	1,080,458

13,950	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 4.000%, 6/15/23 (Mandatory put 12/15/22)	12/22 at 100.00	N/R	13,956,556

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016:
24,065	5.750%, 4/01/33	4/27 at 100.00	A	24,711,386
20,835	5.750%, 4/01/34	4/27 at 100.00	A	21,315,247
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,046,998

6,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011C-2, 9.000%, 3/01/32	7/17 at 100.00	B3	6,782,838

NUVEEN	307

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
$1,000	5.000%, 12/01/18	No Opt. Call	B3	$941,640
1,095	5.000%, 12/01/19	No Opt. Call	B3	1,022,040
1,230	5.000%, 12/01/20	No Opt. Call	B3	1,116,422

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C:
6,925	5.000%, 12/01/22	12/18 at 100.00	B3	6,143,583
5,000	5.250%, 12/01/25	12/18 at 100.00	B3	4,300,750

20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B	19,706,800

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	9/17 at 100.00	B+	637,585

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	B+	4,073,800
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B+	2,628,196

505	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	B+	351,121

1,174	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	9/17 at 100.00	N/R	1,173,424

307	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	9/17 at 100.00	Ba3	307,464

1,315	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopment Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34	7/21 at 100.00	N/R	1,261,992

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2017C:
1,200	5.000%, 1/01/28	1/27 at 100.00	A	1,448,976
1,250	5.000%, 1/01/29	1/27 at 100.00	A	1,489,550

480	Chicago, Illinois, General Obligation Bonds, Direct Access Bond Program Series 2006B-1, 4.300%, 1/01/24 – AMBAC Insured	9/17 at 100.00	Ba1	480,547

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,028,350
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,659,858
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	798,450

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	214,357
1,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	999,090

20,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 5.625%, 1/01/31	1/27 at 100.00	BBB–	20,793,765

5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	5,965,916

1,975	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/19 at 100.00	Ba1	1,918,811

308	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
$1,870	5.000%, 1/01/22	1/20 at 100.00	Ba1	$1,897,208
1,170	5.000%, 1/01/25	1/20 at 100.00	Ba1	1,171,626

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,251
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	5,931,336
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,503,585

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB–	3,574,937
1,065	5.000%, 1/01/25	No Opt. Call	BBB–	1,068,962
2,560	5.000%, 1/01/26	No Opt. Call	BBB–	2,572,314

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB–	30,382
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB–	6,593,492
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB–	5,021,500

909	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	9/17 at 100.00	N/R	909,164

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,685,906

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	1/18 at 100.00	A3	301,971

1,090	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,123,725

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
350	5.000%, 12/01/21	9/17 at 100.00	BBB	350,577
420	5.000%, 12/01/26	9/17 at 100.00	BBB	420,428
420	5.000%, 12/01/36	9/17 at 100.00	BBB	420,227

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
320	4.500%, 12/01/20	No Opt. Call	N/R	321,424
815	5.250%, 12/01/25	No Opt. Call	N/R	828,529
1,815	5.500%, 12/01/30	12/25 at 100.00	N/R	1,830,083

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,250	6.875%, 10/01/31	10/21 at 100.00	BB+	2,465,820
455	7.125%, 10/01/41	10/21 at 100.00	BB+	501,160

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	972,679
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,170,666
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,048,300

2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	CCC+	2,077,780

NUVEEN	309

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$360	5.000%, 9/01/22	No Opt. Call	BBB–	$406,544
800	5.000%, 9/01/23	No Opt. Call	BBB–	913,816
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB–	1,706,886
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB–	1,129,260
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB–	1,564,038
800	5.000%, 9/01/29	9/24 at 100.00	BBB–	878,832

35	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	9/17 at 100.00	N/R	35,066

1,695	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Refunding Series 2016, 5.000%, 5/15/26	No Opt. Call	BBB–	1,871,348

1,235	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	11/17 at 100.00	BBB–	1,241,484

225	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	243,706

130	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	148,019

1,680	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	9/17 at 100.00	BB–	1,680,538

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	9/17 at 100.00	BB	100,079
1,000	5.000%, 4/01/26	9/17 at 100.00	BB	1,000,190
1,500	5.000%, 4/01/31	9/17 at 100.00	BB	1,495,020

	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
500	5.000%, 9/01/27	9/26 at 100.00	Baa1	576,015
1,500	5.000%, 9/01/28	9/26 at 100.00	Baa1	1,713,015
1,500	3.000%, 9/01/30	9/26 at 100.00	Baa1	1,383,180
1,500	3.000%, 9/01/31	9/26 at 100.00	Baa1	1,364,415

300	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	315,291

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
2,000	5.000%, 2/15/24	No Opt. Call	BBB–	2,255,960
4,000	5.000%, 2/15/26	No Opt. Call	BBB–	4,553,800
8,000	5.000%, 2/15/27	No Opt. Call	BBB–	9,113,440
10,535	5.000%, 2/15/28	2/27 at 100.00	BBB–	11,900,441
13,775	5.000%, 2/15/29	2/27 at 100.00	BBB–	15,428,275
10,250	5.000%, 2/15/30	2/27 at 100.00	BBB–	11,369,710
10,000	5.000%, 2/15/31	2/27 at 100.00	BBB–	11,010,200

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB– (5)	222,649

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,095,280
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,120,990
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,162,160

130	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	142,281

310	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
$110	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	$120,219
3,515	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (5)	3,847,062

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	191,478
375	5.000%, 8/15/25	No Opt. Call	Baa1	438,521
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,147,920

6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,322,185

5,005	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/30 (Pre-refunded 8/21/17)	8/17 at 100.00	Baa3 (5)	5,019,164

	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014:
5,000	5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	BBB–	5,585,050
500	5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	BBB–	555,245

4,165	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 –AMBAC Insured	No Opt. Call	BB+	3,291,183

4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB–	5,037,375

5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB–	5,723,685

7,500	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/23	No Opt. Call	BBB–	7,830,450

8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB–	8,283,007

5,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB–	5,173,200

6,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/28	9/18 at 100.00	BBB–	6,027,300

	Illinois State, General Obligation Bonds, Series 2013:
380	4.000%, 7/01/18	No Opt. Call	BBB–	385,119
200	5.500%, 7/01/33	7/23 at 100.00	BBB–	210,204

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BB+	6,586,661
8,005	5.000%, 12/15/28	6/22 at 100.00	BB+	8,106,423

2,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	A3	2,370,292

2,062	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,341,401

4,380	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	4,209,399

2,870	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	3,000,327

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
510	5.000%, 10/01/23	No Opt. Call	BBB+	585,347
520	5.000%, 10/01/24	No Opt. Call	BBB+	603,850

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
645	5.250%, 11/01/17	No Opt. Call	AA	654,630
1,510	5.750%, 11/01/19	No Opt. Call	AA	1,629,396

NUVEEN	311

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,475	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	$2,478,044

1,545	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,557,684

715	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	720,870

672	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	670,508
390,554	Total Illinois			401,244,316

	Indiana – 1.8%

700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34	1/24 at 104.00	N/R	725,186

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,505	6.000%, 11/15/22	No Opt. Call	N/R	1,622,194
1,550	7.000%, 11/15/27	11/22 at 100.00	N/R	1,707,139

55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B1	60,807

3,360	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,488,621

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
250	6.000%, 10/01/21	10/19 at 100.00	B–	249,452
1,500	6.625%, 10/01/29	10/19 at 100.00	B–	1,494,210

1,015	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24	No Opt. Call	N/R	1,063,182

1,365	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24	No Opt. Call	N/R	1,429,797

18,295	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	Caa1	18,614,065

8,735	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	Caa1	9,118,117

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,318,382

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa2	288,427
325	5.000%, 10/01/23	No Opt. Call	Baa2	381,300
550	5.000%, 10/01/24	10/23 at 100.00	Baa2	641,228
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa2	1,571,864

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA–	16,724

345	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	355,629

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,405	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	CC	1,559,171
1,250	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	CC	1,373,275

312	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	Baa3	$1,067,470

600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	586,764

685	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury House Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22) (Alternative Minimum Tax)	9/17 at 100.00	Baa1	688,322

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	4,659,570

3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (WI/DD, Settling 7/31/17) (Alternative Minimum Tax)	No Opt. Call	N/R	3,247,042

2,195	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,465,314

4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	3,986,039
61,500	Total Indiana			63,779,291

	Iowa – 2.4%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
18,960	5.000%, 12/01/19	No Opt. Call	B–	19,455,046
13,405	5.500%, 12/01/22	12/18 at 100.00	B–	13,687,443
12,365	5.250%, 12/01/25	12/23 at 100.00	B–	12,800,001

16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B–	17,189,832

730	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.000%, 9/01/17 (ETM)	No Opt. Call	N/R (5)	735,117

60	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012, 4.000%, 9/01/17 (ETM)	No Opt. Call	N/R (5)	60,313

19,740	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/17 at 100.00	B2	19,740,987
81,825	Total Iowa			83,668,739

	Kansas – 1.2%

1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27 – NPFG Insured	6/25 at 100.00	BBB+	1,835,808

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	9/17 at 100.00	BB+	3,309,858
500	5.375%, 5/15/27	9/17 at 100.00	BB+	500,500

2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	9/17 at 100.00	BB+	2,500,325

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
30	5.125%, 1/01/22 – AMBAC Insured	9/17 at 100.00	BB	30,016
7,900	5.125%, 1/01/32 – AMBAC Insured	9/17 at 100.00	BB	7,899,842

NUVEEN	313

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
$1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	$972,598
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,535,467

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	6,519,404
500	5.250%, 12/15/29	12/22 at 100.00	N/R	425,100
1,545	6.000%, 12/15/32	12/22 at 100.00	N/R	1,387,116

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	506,690

155	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	168,121

13,665	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	13,815,178
42,435	Total Kansas			41,406,023

	Kentucky – 0.9%

2,415	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,597,574

4,475	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	4,352,072

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
6,105	5.000%, 6/01/28	6/27 at 100.00	Baa3	7,016,232
3,500	5.000%, 6/01/29	6/27 at 100.00	Baa3	3,987,375
2,000	5.000%, 6/01/31	6/27 at 100.00	Baa3	2,247,760
3,500	5.000%, 6/01/32	6/27 at 100.00	Baa3	3,914,890

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,379,197

2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	11/18 at 100.00	N/R	1,980,640

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	Baa2	658,856
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,734,150

2,015	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,056,972
29,425	Total Kentucky			31,925,718

	Louisiana – 1.6%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	9/17 at 100.00	B3	1,255,112

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	Ba3	2,781,402
3,480	6.375%, 7/01/41	7/21 at 100.00	Ba3	3,824,485

314	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 (Pre-refunded 1/01/19) – AGM Insured (Alternative Minimum Tax)	1/19 at 100.00	A2 (5)	$534,090

410	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	420,188

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32	2/27 at 100.00	N/R	1,023,690

6,185	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	6,856,815

	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27	No Opt. Call	Baa1	580,245
1,680	5.000%, 7/01/29	7/27 at 100.00	Baa1	1,920,895
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,125,670

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	455,137

165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	176,725

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,722,900

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
400	5.000%, 5/15/23	No Opt. Call	A3	467,480
300	5.000%, 5/15/24	No Opt. Call	A3	356,382
430	5.000%, 5/15/25	No Opt. Call	A3	514,155
400	5.000%, 5/15/26	5/25 at 100.00	A3	473,564
475	5.000%, 5/15/27	5/25 at 100.00	A3	555,717

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,555	6.625%, 12/15/23	No Opt. Call	N/R	1,677,907
770	8.375%, 12/15/43	12/23 at 100.00	N/R	864,102

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	40

	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	A–	1,176,911
750	5.000%, 1/01/28 (Alternative Minimum Tax)	1/27 at 100.00	A–	893,040
750	5.000%, 1/01/29 (Alternative Minimum Tax)	1/27 at 100.00	A–	885,465
900	5.000%, 1/01/30 (Alternative Minimum Tax)	1/27 at 100.00	A–	1,054,368

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A–	589,545
500	5.000%, 6/01/25	6/24 at 100.00	A–	585,265

365	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	A–	422,728

835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A–	980,432

NUVEEN	315

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	$1,342,625

17,560	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	9/17 at 100.00	Ba1	17,602,320

1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	9/17 at 100.00	BB+	1,905,267
55,245	Total Louisiana			55,024,667

	Maine – 0.6%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	A2	2,687,442

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35 (Mandatory put 8/01/25) (Alternative Minimum Tax)	No Opt. Call	CCC+	7,020,456

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	Ba1	445,364
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,087,080
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	536,520

100	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	Ba2	107,070

9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	9/17 at 100.00	B3	9,087,014
20,315	Total Maine			20,970,946

	Maryland – 1.5%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	706,090

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB–	1,967,945
810	5.000%, 9/01/31	9/27 at 100.00	BBB–	929,613
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,704,825

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	428,482
260	5.000%, 6/15/24	No Opt. Call	BBB+	301,096
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	316,025
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	439,089
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	390,902

550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	562,452

	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,400	4.250%, 6/01/26	No Opt. Call	N/R	2,472,792
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,141,748

2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,666,300

316	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$9,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B+	$10,025,947

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
2,360	5.000%, 12/01/17 (4)	No Opt. Call	N/R	1,411,563
6,000	5.000%, 12/01/31 (4)	9/17 at 100.00	N/R	3,574,320

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	9/17 at 100.00	N/R	595,720

	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BBB	320,738
190	5.000%, 7/01/29	7/27 at 100.00	BBB	222,095
325	5.000%, 7/01/30	7/27 at 100.00	BBB	377,309
375	5.000%, 7/01/31	7/27 at 100.00	BBB	432,739
530	5.000%, 7/01/37	7/21 at 100.00	BBB	566,395

4,170	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	4,197,063

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Senior Lien Series 2015:
790	4.000%, 7/01/22	No Opt. Call	BBB–	843,293
600	4.000%, 7/01/24	No Opt. Call	BBB–	640,338

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	877,148
1,500	5.000%, 7/01/24	No Opt. Call	BBB	1,772,280
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,376,640
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,159,880

3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	3,924,165

400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27	No Opt. Call	N/R	413,684

1,700	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30	1/26 at 100.00	N/R	1,674,313
51,275	Total Maryland			50,432,989

	Massachusetts – 2.9%

860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A	1,004,652

400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/23	No Opt. Call	Baa2	458,416

750	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	Baa2	857,828

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,083,005
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,137,334
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,204,978

NUVEEN	317

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB–	$1,141,000

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	106,858
300	5.000%, 7/15/21	No Opt. Call	BBB–	335,223
335	5.000%, 7/15/22	No Opt. Call	BBB–	380,825
325	5.000%, 7/15/23	No Opt. Call	BBB–	375,151
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	361,481

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,280	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,389,964
3,860	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	4,161,620
5,050	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	5,528,892

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	135,500

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	A	5,280,570

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	225,452

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
5,110	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,123,388
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	210,958
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	N/R	14,776,374

15,550	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001B. ARS, 2.385%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	N/R	13,567,375

46,925	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 1.961%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	40,942,063
106,065	Total Massachusetts			100,788,907

	Michigan – 1.2%

	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,111,709
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,199,443

45	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/18 – NPFG Insured	9/17 at 100.00	BB+	45,139

5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	9/17 at 100.00	A3	5,014

700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A–	803,516

5,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/24 – AGM Insured (6)	No Opt. Call	A2	5,921,900

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	A3	2,284,320
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	A3	1,391,652
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	A3	3,406,112

318	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$300	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	$303,654

1,370	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	1,255,441

145	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	144,147

500	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	9/17 at 100.00	N/R	500,030

915	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	992,921

15,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	15,266,400

1,500	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,556,595

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	771,218

2,715	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/22	3/20 at 101.00	BBB	2,841,926
38,965	Total Michigan			41,801,137

	Minnesota – 1.5%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	307,731
400	3.500%, 8/01/27	8/26 at 100.00	BB+	380,008
270	4.000%, 8/01/28	8/26 at 100.00	BB+	264,776
415	4.000%, 8/01/29	8/26 at 100.00	BB+	402,965
260	4.000%, 8/01/30	8/26 at 100.00	BB+	249,478
300	4.000%, 8/01/31	8/26 at 100.00	BB+	285,975

330	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	349,302

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
225	4.000%, 7/01/20	No Opt. Call	N/R	225,632
770	4.750%, 7/01/25	No Opt. Call	N/R	784,368
630	5.250%, 7/01/30	7/25 at 100.00	N/R	638,625

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB+	1,515,423

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	362,344
540	5.000%, 7/01/31	7/24 at 102.00	N/R	555,093

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	CCC+	1,557,281

160	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	168,854

NUVEEN	319

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$4,580	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28	7/26 at 100.00	N/R	$4,481,484

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	274,895
300	4.000%, 7/01/20	No Opt. Call	BB+	306,228
500	4.000%, 7/01/23	No Opt. Call	BB+	505,645
420	4.000%, 7/01/24	No Opt. Call	BB+	420,739
500	5.000%, 7/01/29	7/24 at 100.00	BB+	520,970

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	9/17 at 100.00	N/R	2,464,994

550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	9/17 at 100.00	B3	552,838

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,883,422

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	582,703

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	511,300
335	4.000%, 3/01/24	3/23 at 100.00	N/R	336,471
325	4.000%, 3/01/27	3/23 at 100.00	N/R	323,053

1,200	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	1,234,332

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.350%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,289,159

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,212,411

7,995	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck ? Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	8,465,026

1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	CCC–	774,550

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,021,850

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BBB–	1,245,990
700	4.500%, 12/01/29	12/24 at 100.00	BBB–	739,284

	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	341,015
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,391,513
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,116,583

320	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
$4,260	5.000%, 11/15/24	No Opt. Call	BB+	$4,922,302
4,825	5.000%, 11/15/26	11/20 at 100.00	BB+	5,223,352

205	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	196,568

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	204,996
400	4.000%, 12/01/24	No Opt. Call	N/R	409,084
50,585	Total Minnesota			52,000,612

	Mississippi – 0.2%

1,695	Mississippi Development Bank, Special Obligation Bonds, Gulfport School District General Obligation Project, Series 2014, 5.000%, 4/01/27 – BAM Insured	4/24 at 100.00	A2	1,977,675

3,954	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,916,308
5,649	Total Mississippi			5,893,983

	Missouri – 1.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
400	5.000%, 6/01/19 (Pre-refunded 9/18/17)	9/17 at 100.00	BB+ (5)	400,588
1,530	5.000%, 6/01/27 (Pre-refunded 9/18/17)	9/17 at 100.00	BB+ (5)	1,530,581
560	5.000%, 6/01/36 (Pre-refunded 9/18/17)	9/17 at 100.00	BB+ (5)	559,994

790	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	831,341

7,175	Independence Thirty-Ninth Street Transportation Development District, Missouri, Revenue Bonds, Road Improvement Project, Refunding Series 2008, 6.875%, 9/01/32	9/18 at 100.00	N/R	7,399,004

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,151,213
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,197,668

455	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	9/17 at 100.00	N/R	445,668

	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,093,780
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,169,675
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,170,094
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,259,388
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	2,840,915

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25	No Opt. Call	N/R	1,559,774

NUVEEN	321

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Refunding Series 2016B:
$1,465	5.000%, 4/01/24	No Opt. Call	A–	$1,697,144
1,535	5.000%, 4/01/25	No Opt. Call	A–	1,796,257

1,340	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	9/17 at 100.00	N/R	1,335,390

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,934,189

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	674,243
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,178,913

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	956,236
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,045,569
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,145,239

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	6/18 at 100.00	N/R	1,153,381

365	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	9/17 at 100.00	N/R	365,639

150	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.375%, 9/01/21	9/17 at 100.00	BBB–	150,527

1,250	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,333,350

625	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	655,481
36,240	Total Missouri			38,031,241

	Montana – 0.1%

	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,075,800
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,266,423
435	5.250%, 5/15/32	5/25 at 102.00	N/R	461,113
2,615	Total Montana			2,803,336

	Nebraska – 0.0%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
165	5.250%, 12/01/18	No Opt. Call	BBB+	173,608
150	5.250%, 12/01/19	No Opt. Call	BBB+	162,978
815	5.250%, 12/01/21	No Opt. Call	BBB+	919,491
1,130	Total Nebraska			1,256,077

	Nevada – 0.8%

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
790	5.000%, 8/01/21	No Opt. Call	BBB	832,312
1,525	4.000%, 8/01/22	No Opt. Call	BBB	1,546,335
2,140	4.000%, 8/01/23	8/22 at 100.00	BBB	2,168,847

322	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015:
$1,210	4.000%, 8/01/20	No Opt. Call	N/R	$1,254,141
720	4.500%, 8/01/24	No Opt. Call	N/R	766,066

1,340	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,416,166

1,800	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25	No Opt. Call	BB	1,831,032

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013:
1,605	4.000%, 8/01/17	No Opt. Call	N/R	1,607,375
1,665	4.000%, 8/01/18	No Opt. Call	N/R	1,692,806

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,537,832
675	4.000%, 9/01/35	9/26 at 100.00	N/R	647,231

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
485	4.000%, 6/01/18	No Opt. Call	N/R	489,554
605	4.000%, 6/01/19	No Opt. Call	N/R	616,804
440	4.000%, 6/01/20	No Opt. Call	N/R	453,020

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
485	4.000%, 6/01/21	No Opt. Call	N/R	494,816
620	5.000%, 6/01/23	No Opt. Call	N/R	653,083
580	5.000%, 6/01/24	No Opt. Call	N/R	608,455
480	5.000%, 6/01/25	6/24 at 100.00	N/R	497,386

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	515,035
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,611,684

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (5)	329,475

4,000	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	9/17 at 100.00	B	4,002,520

1,990	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	9/17 at 100.00	N/R	1,990,000

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20	6/18 at 100.00	B1	102,480
250	6.750%, 6/15/28	6/18 at 100.00	B1	256,065
27,440	Total Nevada			27,920,520

	New Hampshire – 0.0%

900	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	850,122

NUVEEN	323

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 6.4%

$4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	$4,042,240

2,470	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	2,730,338

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	Ba1	4,340,200

670	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30	6/26 at 100.00	BBB+	645,424

445	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	Baa1 (5)	517,410

335	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24	No Opt. Call	B+	331,985

830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	884,971

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
400	3.250%, 1/01/18	No Opt. Call	N/R	400,912
905	3.625%, 1/01/19	No Opt. Call	N/R	913,978
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,039,870

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,244,846

	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A:
575	5.000%, 1/01/24	No Opt. Call	BBB–	648,290
650	5.000%, 1/01/25	No Opt. Call	BBB–	734,312

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,399,594

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	814,102
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,630,404

425	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	448,554

5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,281,150

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,321,750
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,345,900
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,401,216
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	10,626,100

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	3.530%, 9/01/25 (IF) (6)	3/25 at 100.00	BBB+	194,940
1,000	4.718%, 9/01/27 (IF) (6)	3/23 at 100.00	BBB+	763,680

324	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	$101,626

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	5,236,373

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	9/17 at 100.00	BB–	531,574

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,195	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	1,260,319
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	9/17 at 100.00	BB–	8,365,778
8,000	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	8,724,960

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
425	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	480,862
1,250	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	1,414,300

5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,356,600

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,564,248
525	5.000%, 7/01/21	No Opt. Call	BB+	568,129
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,347,578

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB–	1,217,780
1,170	5.000%, 7/01/28	7/26 at 100.00	BBB–	1,327,248

2,490	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	BBB+	2,654,788

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,749,951
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	10,207,686
2,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	2,717,986

14,900	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	16,202,707

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,521	4.500%, 6/01/23	9/17 at 100.00	Baa2	1,529,989
21,090	4.625%, 6/01/26	9/17 at 100.00	Ba3	21,143,358
37,150	5.000%, 6/01/29	9/17 at 100.00	B2	37,243,618
25,050	4.750%, 6/01/34	9/17 at 100.00	B3	24,925,251
213,931	Total New Jersey			223,574,875

	New Mexico – 0.3%

1,760	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,760,933

NUVEEN	325

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
$160	4.000%, 10/01/20	No Opt. Call	N/R	$160,381
240	4.875%, 10/01/25	No Opt. Call	N/R	242,016

1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	Baa2	1,482,058

530	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	563,379

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	7/17 at 100.00	AA–	2,341,024

1,080	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	1,131,808

1,985	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25	5/20 at 103.00	N/R	2,002,964
9,445	Total New Mexico			9,684,563

	New York – 3.8%

180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB+	205,376

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27 (WI/DD, Settling 7/31/17)	6/24 at 103.00	BBB–	1,077,370

55	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B+	56,086

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	497,300
525	4.000%, 4/01/21	No Opt. Call	BBB–	547,145
545	4.000%, 4/01/22	No Opt. Call	BBB–	570,054

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
765	5.000%, 11/01/20	No Opt. Call	BB	807,771
805	5.000%, 11/01/21	No Opt. Call	BB	857,615
845	5.000%, 11/01/22	No Opt. Call	BB	906,339

3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,187,890

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
715	5.000%, 5/01/23	No Opt. Call	BBB–	806,620
3,745	5.000%, 5/01/24	5/23 at 100.00	BBB–	4,201,178
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB–	3,132,838
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB–	2,005,139

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	5,575
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (5)	17,782

326	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
$85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	$101,077
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	77,294
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	23,783

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	BB+ (5)	8,774,453

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26	6/25 at 100.00	BB+	341,532
1,200	5.000%, 12/01/28	6/25 at 100.00	BB+	1,346,076

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/26	No Opt. Call	BB+	2,311,680
1,800	5.000%, 12/01/28	6/27 at 100.00	BB+	2,056,320
2,500	5.000%, 12/01/31	6/27 at 100.00	BB+	2,794,150

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,320	5.000%, 12/01/21	No Opt. Call	BB–	5,621,644
6,470	5.000%, 12/01/26	No Opt. Call	BB–	6,817,504

	Dutchess County Local Development Corporation, New York, Revenue Bonds, Culinary Institute of America Project, Series 2016A-1:
200	5.000%, 7/01/28	7/26 at 100.00	Baa2	234,280
250	5.000%, 7/01/29	7/26 at 100.00	Baa2	291,233
400	5.000%, 7/01/31	7/26 at 100.00	Baa2	461,684

1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	9/17 at 100.00	N/R	1,000,690

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	12/17 at 100.00	Ba1	1,721,391

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	448,184

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	9/17 at 100.00	B–	5,520,497

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
335	5.000%, 7/01/26	7/25 at 100.00	BBB	386,868
210	5.000%, 7/01/27	7/25 at 100.00	BBB	240,654
375	5.000%, 7/01/28	7/25 at 100.00	BBB	427,009

2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	9/17 at 100.00	Baa3	2,004,740

7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 3.080%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	6,809,180

5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	5,362,600

7,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	8,115,052

NUVEEN	327

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory put 6/01/26) (Alternative Minimum Tax)	No Opt. Call	CCC+	$6,068,720

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F. Kennedy International Airport Project, Refunding Series 2016:
10,785	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	11,593,336
8,485	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	9,043,652

4,500	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	4,676,940

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,055,000

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	1,339,363

770	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.000%, 12/01/20	No Opt. Call	BBB	846,238

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/17 at 100.00	BBB+	75,897

8,075	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	9/17 at 100.00	N/R	8,089,697

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	N/R	100,620

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	BBB	1,547,994
850	5.000%, 6/01/24	No Opt. Call	BBB	943,432
1,600	5.000%, 6/01/25	No Opt. Call	BBB	1,754,384

	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB	792,093
830	5.000%, 11/01/28	11/25 at 100.00	BBB	953,014
124,595	Total New York			131,052,033

	North Carolina – 0.0%

855	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25	No Opt. Call	N/R	858,942

500	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	Baa3 (5)	519,900
1,355	Total North Carolina			1,378,842

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (5)	573,271

328	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$500	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	$571,510
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	188,598
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,371,624
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,223,031
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,668,809

4,885	Total North Dakota			5,596,843

	Ohio – 5.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
13,535	5.375%, 6/01/24	9/17 at 100.00	Caa1	13,141,267
23,920	5.125%, 6/01/24	9/17 at 100.00	Caa1	23,162,693
10,585	5.875%, 6/01/30	9/17 at 100.00	Caa1	10,444,220
21,685	5.750%, 6/01/34	9/17 at 100.00	Caa1	21,090,180

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,250	5.000%, 12/01/24	12/22 at 100.00	N/R	2,252,138
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,172,886

400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34	1/24 at 104.00	N/R	403,704

	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	173,910
205	5.000%, 11/15/24	No Opt. Call	BBB+	240,600
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	232,130
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	574,040

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,862,174
5,000	5.250%, 6/01/26	6/22 at 100.00	A–	5,728,450

370	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	9/17 at 100.00	N/R	363,599

2,025	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	2,121,390

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,566,075

170	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	180,389

1,685	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	BBB+	1,881,134

905	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (5)	1,079,240

NUVEEN	329

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
$100	5.000%, 2/15/19	No Opt. Call	Ba2	$104,017
1,250	5.000%, 2/15/20	No Opt. Call	Ba2	1,326,788
1,725	5.000%, 2/15/21	No Opt. Call	Ba2	1,856,980
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,432,813

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A–	2,168,280

1,180	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	C	501,500

5,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	CCC+	5,687,958

19,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	CCC+	18,585,732

17,435	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	C	7,409,875

2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	C	877,625

3,100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	1,317,500

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	637,500
215	3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	C	91,375

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	637,500

3,540	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	1,504,500

1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	1,048,468

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	Ba1	9,116,098

9,985	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,446,806

9,250	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	9/17 at 100.00	B1	9,263,413

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	9/17 at 100.00	B1	265,472

1,725	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa1	1,739,180

330	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	C	$3,612,500

8,680	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	3,689,000

2,275	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	966,875

1,875	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	796,875

500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	212,500

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	261,843

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
300	5.000%, 12/01/23	No Opt. Call	BB	326,007
595	5.000%, 12/01/24	No Opt. Call	BB	647,687
415	5.000%, 12/01/25	12/24 at 100.00	BB	448,408
850	5.500%, 12/01/29	12/24 at 100.00	BB	920,440

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/17 at 100.00	B1	2,013,377

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,649,434
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,436,075

9,065	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	9,463,497
222,460	Total Ohio			193,134,117

	Oklahoma – 0.9%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,039,002

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB–	561,295
600	5.000%, 11/15/28	11/25 at 102.00	BBB–	663,564
400	5.000%, 11/15/29	11/25 at 102.00	BBB–	439,332
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB–	1,943,600
730	5.000%, 11/15/32	11/25 at 102.00	BBB–	790,167

4,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,236,969

17,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	19,357,553
29,710	Total Oklahoma			32,031,482

NUVEEN	331

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 0.1%

$410	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	$428,922

840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	882,664

430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	431,135

1,035	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/17 at 102.00	N/R	1,061,527

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	570,554

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	9/17 at 100.00	N/R	406,150
3,670	Total Oregon			3,780,952

	Pennsylvania – 6.0%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
10,500	6.750%, 11/01/24	11/19 at 100.00	Caa1	10,997,805
1,350	6.875%, 5/01/30	11/19 at 100.00	Caa1	1,379,903

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	Caa1	5,228,184

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (5)	425,976

100	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R (5)	101,344

680	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	716,693

10,040	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	9/17 at 100.00	N/R	9,843,015

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
2,250	5.000%, 5/01/22 (WI/DD, Settling 7/06/17)	No Opt. Call	Ba1	2,424,983
3,750	5.000%, 5/01/27 (WI/DD, Settling 7/06/17)	No Opt. Call	Ba1	4,130,925
325	5.000%, 5/01/32 (WI/DD, Settling 7/06/17)	5/27 at 100.00	Ba1	344,565

2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa2	2,131,860

2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	C	1,062,500

4,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21)	No Opt. Call	CCC+	3,970,275

7,930	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	C	3,370,250

332	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$10,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	C	$4,437,000

3,570	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	C	1,517,250

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	5/18 at 100.00	A–	256,468

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	Caa1	3,233,818

3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB–	3,442,624

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,978,405

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	963,454
295	5.000%, 12/01/30	12/25 at 100.00	N/R	302,959

1,755	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB–	1,778,973

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	2,080,761

1,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB+	1,588,020

900	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	913,014

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,061,740

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
1,095	5.000%, 5/01/22	No Opt. Call	Baa3	1,198,269
655	5.000%, 5/01/23	No Opt. Call	Baa3	721,404
500	5.000%, 5/01/24	No Opt. Call	Baa3	553,535

7,620	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	6,856,095

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	A3 (5)	156,065

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	571,109

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	278,772

NUVEEN	333

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014:
$790	5.000%, 7/01/20	No Opt. Call	BBB–	$847,544
870	5.000%, 7/01/22	No Opt. Call	BBB–	960,698
405	5.000%, 7/01/24	No Opt. Call	BBB–	453,078
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,085,270

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,039,210

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,066,120
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,099,320

3,312	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	3,421,528

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Baa3	1,358,728
1,200	5.000%, 10/01/25	10/24 at 100.00	Baa3	1,387,920
2,030	5.000%, 10/01/26	10/24 at 100.00	Baa3	2,315,134

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (5)	1,035,230

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,012,480

1,925	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	2,227,264

635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	724,891

6,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/17 at 100.00	B1	6,062,100

8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	C	3,648,625

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B1	11,995,557

44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B1	45,039,598

3,685	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (5)	4,031,169

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	406,858
750	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	887,010

334	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Ba1	$180,516

120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	136,118

2,630	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	2,826,067

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	BBB+	75,177

1,840	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.500%, 7/01/30	7/17 at 100.00	Ba1	1,842,668

7,465	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	Ba1	7,478,138

15,375	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	7/17 at 100.00	Ba1	15,419,895

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	A+	100,664

1,000	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	9/17 at 100.00	N/R	1,000,860

1,000	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB	1,037,920

320	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	337,325

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB	408,399

3,205	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 1.711%, 11/15/34	11/17 at 100.00	AA–	2,817,195
221,737	Total Pennsylvania			206,784,287

	Rhode Island – 0.1%

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,500	5.000%, 4/01/23	No Opt. Call	BBB–	1,699,965
1,500	5.000%, 4/01/24	No Opt. Call	BBB–	1,720,830

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	BB (5)	1,325,534
4,115	Total Rhode Island			4,746,329

	South Carolina – 0.4%

1,250	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	4/22 at 100.00	A+	1,419,475

1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,059,390

NUVEEN	335

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$85	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (5)	$91,168

415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25	2/25 at 100.00	BB	422,491

805	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	852,608

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,958,900
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,228,477
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,054,790

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,500	5.000%, 8/01/23	No Opt. Call	BBB+	1,731,690
400	5.250%, 8/01/24	8/23 at 100.00	BBB+	463,204

290	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/25	12/24 at 100.00	A1	337,354

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A1	629,775
125	5.000%, 12/01/28	6/26 at 100.00	A1	144,478
830	5.000%, 12/01/29	6/26 at 100.00	A1	951,695

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
625	3.125%, 12/01/22	No Opt. Call	N/R	641,788
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,417,734
13,215	Total South Carolina			14,405,017

	South Dakota – 0.0%

160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	169,750

	Tennessee – 1.7%

1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	1,060,540

	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
500	0.000%, 12/01/18	No Opt. Call	N/R	474,790
1,205	0.000%, 12/01/19	No Opt. Call	N/R	1,099,225
1,180	0.000%, 12/01/20	No Opt. Call	N/R	1,025,951
775	0.000%, 12/01/21	No Opt. Call	N/R	643,506
1,000	0.000%, 12/01/22	No Opt. Call	N/R	790,720

1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,549,335

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	820,463
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,312,741

336	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB+	$1,033,560

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
21,010	5.250%, 5/01/25	11/24 at 100.00	N/R	20,386,423
2,830	6.000%, 5/01/34	11/24 at 100.00	N/R	2,693,368

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27	No Opt. Call	N/R	4,022,920
12,635	7.125%, 6/01/32	6/27 at 100.00	N/R	12,705,251

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	953,080

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,337,962

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
755	5.000%, 2/01/18	No Opt. Call	BBB+	769,994
925	5.000%, 2/01/20	No Opt. Call	BBB+	999,453
40	5.000%, 2/01/24	No Opt. Call	BBB+	45,516
190	5.000%, 2/01/25	No Opt. Call	BBB+	219,509
58,686	Total Tennessee			58,944,307

	Texas – 6.1%

350	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	342,062

165	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	179,193

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
725	4.000%, 6/15/26	6/21 at 100.00	BB	711,602
210	5.000%, 6/15/36	6/21 at 100.00	BB	211,193

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
165	5.000%, 1/01/30	1/27 at 100.00	BBB+	191,075
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	2,070,054
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	1,946,041
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,123,225
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	658,346

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB–	667,926
390	5.000%, 1/01/28	1/27 at 100.00	BBB–	449,896
725	5.000%, 1/01/29	1/27 at 100.00	BBB–	829,929
700	5.000%, 1/01/30	1/27 at 100.00	BBB–	794,556

520	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	526,105

320	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	320,621

NUVEEN	337

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	$2,804,423

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,068,302

305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	289,826

700	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	686,994

1,500	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,481,505

1,350	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,348,529

520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	524,446

375	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016, 4.375%, 9/01/26	9/22 at 103.00	N/R	365,888

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18 (ETM)	No Opt. Call	Baa2 (5)	66,574

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
300	5.000%, 1/01/25	No Opt. Call	Baa2	358,491
850	5.000%, 1/01/29	7/25 at 100.00	Baa2	989,859

700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	BBB	810,565

1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 4.000%, 12/01/25	6/25 at 100.00	BBB–	1,605,690

910	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	889,416

1,400	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014, 5.000%, 6/01/22	No Opt. Call	B3	1,162,000

1,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB-	1,138,421

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
315	5.000%, 9/01/19	No Opt. Call	BB+	334,108
255	4.000%, 9/01/20	No Opt. Call	BB+	266,396
255	5.000%, 9/01/21	No Opt. Call	BB+	275,097
230	5.000%, 9/01/22	No Opt. Call	BB+	247,878
325	5.000%, 9/01/23	No Opt. Call	BB+	350,776
305	5.000%, 9/01/24	No Opt. Call	BB+	329,754
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,933,191

1,170	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	9/19 at 103.00	N/R	1,223,422

5,580	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B3	5,839,358

338	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$200	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	9/17 at 100.00	B3	$200,362

4,000	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 5.750%, 9/01/17	No Opt. Call	Caa1	4,013,600

215	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/19 at 103.00	N/R	217,933

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/19 at 103.00	N/R	506,655

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	108,002
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,029,979
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,546,734

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	BBB	493,221
545	5.000%, 11/15/24	No Opt. Call	BBB	641,857

5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	Caa1	5,738,590

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,017,940

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	7/21 at 100.00	BB–	1,386,938

200	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	215,652

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	5,391,300

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	9,803,983
15,560	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB–	16,930,992

1,090	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	9/24 at 100.00	A–	1,294,277

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,400	5.000%, 8/15/24	No Opt. Call	BBB+	1,638,588
1,000	5.000%, 8/15/25	No Opt. Call	BBB+	1,181,400

725	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	719,302

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,650	6.650%, 9/01/21	9/17 at 102.00	N/R	2,674,937
2,945	6.900%, 9/01/24	9/17 at 103.00	N/R	2,992,856

NUVEEN	339

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
$775	6.400%, 9/01/23	3/18 at 103.00	N/R	$793,864
805	6.650%, 9/01/28	3/18 at 103.00	N/R	824,545

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,030	5.500%, 2/15/18 (ETM)	No Opt. Call	N/R (5)	1,058,943
340	5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (5)	365,534

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	52,549

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	494,340

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BBB–	333,609

7,670	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	8,041,535

6,665	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33 (Alternative Minimum Tax)	12/23 at 103.00	N/R	6,437,257

6,165	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26 (Alternative Minimum Tax)	No Opt. Call	N/R	6,109,577

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
400	3.625%, 8/15/22	8/21 at 100.00	BB	401,640
610	4.250%, 8/15/27	8/21 at 100.00	BB	611,202

1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A, 4.000%, 8/01/28	8/21 at 100.00	BB	1,251,687

1,805	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,922,343

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	485,590
540	5.000%, 4/01/21	No Opt. Call	BBB–	588,109
655	5.000%, 4/01/23	No Opt. Call	BBB–	732,624
690	5.000%, 4/01/24	No Opt. Call	BBB–	777,340
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	335,052
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB–	3,563,130

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	489,722
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,437,178

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	785,770

340	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB–	$482,189

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	340,045
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,535,695

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,047,145

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (4)	12/21 at 100.00	N/R	394,850

	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
250	4.900%, 9/15/24	3/24 at 102.00	N/R	247,463
650	5.375%, 9/15/30	3/24 at 102.00	N/R	639,691

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
75	5.250%, 8/01/17	No Opt. Call	BBB+	75,245
770	5.500%, 8/01/22	No Opt. Call	BBB+	893,631
450	5.500%, 8/01/27	No Opt. Call	BBB+	552,996

3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,481,765

5,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 50 Series 2017B-3, 3.875%, 11/15/22	5/19 at 100.00	N/R	5,314,785

6,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	11/19 at 100.00	N/R	6,585,930

8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/19 at 100.00	N/R	8,882,213

1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Refunding Series 2015A, 5.000%, 11/15/22	No Opt. Call	BBB–	1,241,590

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	BB	1,008,590

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25	No Opt. Call	BB	2,010,072

9,655	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21	9/17 at 100.00	BB	9,657,607

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	BBB+	101,783

405	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/24	No Opt. Call	BBB+	474,340

NUVEEN	341

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
$200	5.000%, 12/15/19	No Opt. Call	BBB	$216,630
975	5.000%, 12/15/29	12/22 at 100.00	BBB	1,081,304

1,115	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	1/21 at 100.00	N/R	1,190,976

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
15,665	5.250%, 11/01/32	11/17 at 100.00	B3	15,115,315
3,270	5.375%, 11/01/37	11/17 at 100.00	B3	3,183,018

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Benefited Area Series 2015:
431	4.000%, 12/01/21	No Opt. Call	N/R	447,874
550	4.000%, 12/01/27	12/24 at 100.00	N/R	554,725

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,275	5.500%, 9/01/25	No Opt. Call	N/R	3,269,498
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,828,850
203,086	Total Texas			210,906,786

	Utah – 0.6%

16,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	16,442,720

650	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25	4/20 at 100.00	BB+	654,622

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
220	3.625%, 10/15/18	No Opt. Call	BB+	221,056
500	6.500%, 10/15/33	10/18 at 100.00	BB+	514,080

3,005	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27	No Opt. Call	BB+	3,075,708
20,375	Total Utah			20,908,186

	Vermont – 0.4%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa3	2,268,358

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29	7/21 at 100.00	A3	290,286
315	5.625%, 7/01/30	7/21 at 100.00	A3	345,533
460	5.750%, 7/01/31	7/21 at 100.00	A3	505,738

4,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative Minimum Tax)	No Opt. Call	CCC+	4,022,920

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	810,579
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,005,445
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,132,340
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,125,660

342	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont (continued)

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
$170	5.000%, 10/01/24	10/22 at 100.00	BBB+	$192,897
555	5.000%, 10/01/25	10/22 at 100.00	BBB+	625,652
805	5.000%, 10/01/27	10/22 at 100.00	BBB+	898,944

12,330	Total Vermont			13,224,352

	Virgin Islands – 0.2%

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,300	4.750%, 7/01/17	No Opt. Call	CCC	1,299,675
2,380	5.000%, 7/01/18	No Opt. Call	CCC	1,979,565

3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	9/17 at 100.00	CCC	3,615,848

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	Caa2	574,390
8,290	Total Virgin Islands			7,469,478

	Virginia – 0.6%

	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,008,390
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,005,200

2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	2,739,965

1,025	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25	No Opt. Call	N/R	1,054,828

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,039,776

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,155,310
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,286,440

2,085	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25	No Opt. Call	N/R	2,077,411

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
113	5.800%, 9/01/17	No Opt. Call	N/R	113,328
2,622	6.250%, 9/01/24	9/17 at 100.00	N/R	2,629,079

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23	No Opt. Call	BB+	1,633,121
1,550	5.000%, 7/01/24	No Opt. Call	BB+	1,720,609
1,635	5.000%, 7/01/25	No Opt. Call	BB+	1,815,259

400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/22	No Opt. Call	BB+	438,564
20,600	Total Virginia			21,717,280

NUVEEN	343

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 0.8%

$1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	$1,178,578

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,330	5.500%, 6/01/27 (Alternative Minimum Tax)	9/17 at 100.00	N/R	2,332,749
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,501,245

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,276,988
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	6/24 at 100.00	A–	1,353,660

1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BB+	1,093,570

2,145	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/31	12/26 at 100.00	Baa2	2,365,013

370	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/18 at 100.00	N/R	370,463

765	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/18 at 100.00	BBB	769,429

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	48,801

5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2016-XF1017, 3.520%, 1/01/35 (Mandatory put 1/02/25) (IF) (6)	7/24 at 100.00	BBB+	5,015,800

70	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	77,151

1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,106,260

925	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	945,017

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25	No Opt. Call	N/R	1,353,389

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22	No Opt. Call	N/R	109,595

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	BB+	1,060,540

345	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	367,146

320	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	349,453

1,000	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 5.000%, 7/01/31	7/26 at 100.00	N/R	1,028,470

2,345	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	2,533,186
25,025	Total Washington			26,236,503

344	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.1%

$2,035	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	$2,233,616

	Wisconsin – 3.7%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,011,459

565	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	570,944

3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,016,821

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26	No Opt. Call	N/R	131,115

825	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26	No Opt. Call	N/R	815,636

1,685	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB–	1,811,240

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
8,310	4.100%, 6/15/26	No Opt. Call	N/R	8,207,538
1,390	5.000%, 6/15/36	6/26 at 100.00	N/R	1,326,088

3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27	6/24 at 100.00	N/R	3,579,336

2,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25	No Opt. Call	BB+	2,802,097

500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25	No Opt. Call	N/R	508,480

560	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	612,158

275	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	281,908

	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,765	6.000%, 3/01/22	No Opt. Call	N/R	3,762,289
3,280	6.750%, 3/01/27	No Opt. Call	N/R	3,272,915

510	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26	No Opt. Call	N/R	496,949

1,725	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29 (4)	5/24 at 100.00	N/R	914,233

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	678,208
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,381,601

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,262,668

1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	1,179,363

NUVEEN	345

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A:
$850	4.000%, 9/01/20	No Opt. Call	BB	$878,705
1,250	5.000%, 9/01/25	No Opt. Call	BB	1,360,225

21,365	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27	No Opt. Call	N/R	21,919,422

12,600	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27	No Opt. Call	N/R	13,098,708

10,500	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21	9/17 at 100.00	N/R	10,493,700

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	497,922

2,765	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB–	2,905,573

4,255	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, Trips Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	7/17 at 100.00	BBB	4,590,124

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,910	5.000%, 5/15/26	5/25 at 102.00	BB	2,114,580
1,215	5.000%, 5/15/31	5/25 at 102.00	BB	1,306,076

620	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23	5/19 at 100.00	BB	625,034

410	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24	11/19 at 100.00	BB	414,157

	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB–	155,217
540	5.000%, 7/01/23	No Opt. Call	BBB–	603,072

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	683,519
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,311,100

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	2/22 at 100.00	A–	2,517,751

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	A–	336,546
750	5.000%, 7/01/22	No Opt. Call	A–	858,540
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,157,880
385	5.000%, 7/01/25	7/24 at 100.00	A–	446,492
670	5.000%, 7/01/26	7/24 at 100.00	A–	770,272

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB+	107,458
100	4.000%, 9/15/23	9/22 at 100.00	BBB+	106,321
100	4.000%, 9/15/24	9/22 at 100.00	BBB+	105,751
100	4.000%, 9/15/25	9/22 at 100.00	BBB+	104,692

346	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
$200	5.000%, 8/15/21	No Opt. Call	A	$223,452
200	5.000%, 8/15/22	No Opt. Call	A	227,574

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
250	5.000%, 3/01/23	No Opt. Call	BBB	281,343
945	5.000%, 3/01/24	No Opt. Call	BBB	1,072,509
525	5.000%, 3/01/25	3/24 at 100.00	BBB	588,604
820	5.000%, 3/01/26	3/24 at 100.00	BBB	908,609
1,095	5.000%, 3/01/27	3/24 at 100.00	BBB	1,203,306
1,130	5.000%, 3/01/28	3/24 at 100.00	BBB	1,234,107

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,153,544

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,585,980

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,345	5.000%, 5/01/22	No Opt. Call	BBB+	1,512,264
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,707,542
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	396,984
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	901,024
126,070	Total Wisconsin			130,088,725

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB–	1,388,486
1,045	5.000%, 9/01/24	9/23 at 100.00	BBB–	1,172,490
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB–	1,515,067
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB–	1,411,342

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,201,904
6,045	Total Wyoming			6,689,289
$3,337,836	Total Municipal Bonds (cost $3,349,605,246)			3,381,030,149

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	MUNICIPAL BONDS – 1.6%

	Alabama – 0.4%

$15,125	Jefferson County, Alabama, Variable Rate Demand Obligations, Limited Obligation School Warrants, Series 2005A-1, 2.740%, 1/01/27 (Pre-refunded 8/15/17) – AMBAC Insured (8)	8/17 at 100.00	A– (5)	$15,125,000

	Illinois – 1.2%

11,085	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Alternative Revenue, Project Series 2015A, 9.000%, 3/01/32 (8)	9/17 at 100.00	B	11,089,545

NUVEEN	347

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,950	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Revenues Series 2011C-1, 9.000%, 3/01/32 (8)	9/17 at 100.00	B	$9,767,417

10,970	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Revenues, Refunding Series 2013A-1, 9.000%, 3/01/26 (8)	9/17 at 100.00	B	10,730,525

8,000	Chicago Board of Education, Illinois, Variable Rate Demand Obligations, General Obligation Bonds, Dedicated Revenues, Refunding SIFMA Index Series 2013A-2, 7.500%, 3/01/35 (8)	9/17 at 100.00	B	7,997,840
40,005	Total Illinois			39,585,327
$55,130	Total Short-Term Investments (cost $54,964,286)			54,710,327
	Total Investments (cost $3,404,569,532) – 98.9%			3,435,740,476
	Floating Rate Obligations – (0.2)%			(8,000,000)
	Other Assets Less Liabilities – 1.3% (9)			47,157,981
	Net Assets – 100%			$3,474,898,457

Investments in Derivatives as of June 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(372)	9/17	$(46,697,625)	$104,625	$121,129

Credit Default Swaps (OTC Uncleared)

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.94%	$10,000,000	1.000%	6/20/21	$(980,118)	$(48,071)(12)

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$45,000,000	Receive	Weekly USD-SIFMA	2.243%	Quarterly	4/06/18	5/07/18	4/06/27	$(1,387,684)

Interest Rate Swaps (OTC Cleared)

Clearing Broker	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.*	$53,000,000	Receive	3-Month USD-LIBOR-ICE	2.354%	Semi-Annually	12/15/17	12/15/28	$183,457	$97,788
*	LCH. Clearnet Limited is the clearing house for this transaction.

348	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,381,030,149	$—	$3,381,030,149
Short-Term Investments:
Municipal Bonds	—	54,710,327	—	54,710,327
Investments in Derivatives:
Futures Contracts*	121,129	—	—	121,129
Credit Default Swaps*	—	—	(48,071)	(48,071)
Interest Rate Swaps*	—	(1,289,896)	—	(1,289,896)
Total	$121,129	$3,434,450,580	$(48,071)	$3,434,523,638
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $3,390,982,756.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$97,915,375
Depreciation	(61,157,655)
Net unrealized appreciation (depreciation) of investments	$36,757,720

NUVEEN	349

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or in inverse floating rate transactions.

(7)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(8)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

350	NUVEEN

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 103.1%

	MUNICIPAL BONDS – 100.7%

	Alabama – 2.2%

$1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	$1,199,377

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	253,402

100	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	70,443
1,460	Total Alabama			1,523,222

	Arizona – 0.3%

100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	96,873

100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB	86,085
200	Total Arizona			182,958

	California – 24.2%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/36	10/26 at 100.00	Baa2	1,135,410

1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,026,970

1,050	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory put 11/01/22)	No Opt. Call	A+	1,234,212

410	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	423,809

225	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017, 5.000%, 10/01/22	No Opt. Call	Baa1	260,896

340	California Municipal Finance Authority, Revenue Bonds, Channing House Project, Insured Series 2017A, 5.000%, 5/15/27	No Opt. Call	AA–	419,801

100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project; Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36	11/26 at 100.00	N/R	93,094

1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/25 (WI/DD, Settling 7/06/17)	No Opt. Call	Baa2	1,192,770

	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A:
315	5.000%, 7/01/32	7/27 at 100.00	Ba2	348,699
120	5.000%, 7/01/37	7/27 at 100.00	Ba2	130,432

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
600	5.000%, 8/01/29	8/25 at 100.00	BBB	671,214
755	5.000%, 8/01/30	8/25 at 100.00	BBB	838,956

NUVEEN	351

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$260	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016, 4.000%, 6/01/26	No Opt. Call	N/R	$260,962

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	310,419

250	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB	272,263

300	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/22	No Opt. Call	BBB	342,564

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
295	5.000%, 12/01/36	6/26 at 100.00	BB	320,164
620	5.000%, 12/01/41	6/26 at 100.00	BB	670,456

500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (5)	9/17 at 100.00	CCC	453,275

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
980	5.000%, 6/01/33	9/17 at 100.00	B3	984,645
1,000	5.125%, 6/01/47	9/17 at 100.00	B–	999,930

500	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A, 5.000%, 10/01/20	No Opt. Call	A	554,500

1,500	Roseville Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2017A, 5.000%, 9/01/28 (WI/DD, Settling 7/12/17)	9/27 at 100.00	BBB+	1,770,045

675	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Refunding Series 2017, 5.000%, 9/01/21	No Opt. Call	N/R	757,512

155	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016, 5.000%, 9/01/31	9/26 at 100.00	N/R	167,533

220	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/30	9/25 at 100.00	N/R	246,748

3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43	8/21 at 33.74	N/R	900,314

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB–	81,783

100	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27	No Opt. Call	N/R	103,859
18,490	Total California			16,973,235

	Colorado – 4.6%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	515,955

1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/24	No Opt. Call	BBB–	1,172,630

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	100,331

500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.375%, 12/01/33	12/21 at 103.00	N/R	485,995

352	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	$503,635

495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	9/17 at 100.00	N/R	475,576
3,095	Total Colorado			3,254,122

	Connecticut – 0.4%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	9/17 at 100.00	B3	195,072

100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	BB	101,463
300	Total Connecticut			296,535

	District of Columbia – 0.3%

175	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	198,595

	Florida – 3.4%

470	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	456,215

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30	7/25 at 100.00	N/R	254,105

100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%, 7/15/36	7/26 at 100.00	N/R	94,484

190	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	193,981

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	BB+	1,028,800

100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37	7/27 at 100.00	N/R	100,000

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	264,653
2,350	Total Florida			2,392,238

	Guam – 3.2%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	1,123,480

1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,164,427
2,100	Total Guam			2,287,907

	Hawaii – 0.3%

200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	201,548

NUVEEN	353

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 6.0%

$1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	$1,054,240

250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	238,815

260	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	242,642

745	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB–	720,534

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	100,889

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	CCC+	207,778

250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA–	282,520

175	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB–	180,233

270	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 6.375%, 1/01/18 (7)	No Opt. Call	N/R	118,222

1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,044,100
4,250	Total Illinois			4,189,973

	Indiana – 1.2%

100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52	1/24 at 104.00	N/R	103,573

15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34	1/24 at 104.00	N/R	15,135

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	101,895

560	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	602,689
785	Total Indiana			823,292

	Iowa – 4.0%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,000	5.000%, 12/01/19	No Opt. Call	B–	1,026,110
250	5.500%, 12/01/22	12/18 at 100.00	B–	255,267
500	5.250%, 12/01/25	12/23 at 100.00	B–	517,590

1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	9/17 at 100.00	B2	1,000,080
2,750	Total Iowa			2,799,047

	Kentucky – 1.6%

1,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa3	1,137,080

354	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 4.5%

$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	Baa3	$1,015,150

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	Baa3	1,129,450

1,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	9/17 at 100.00	Ba1	1,002,410
3,000	Total Louisiana			3,147,010

	Maryland – 2.0%

500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B+	505,850

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	9/17 at 100.00	N/R	297,860

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	9/17 at 100.00	N/R	595,720
2,000	Total Maryland			1,399,430

	Michigan – 1.4%

1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	1,017,760

	Minnesota – 1.4%

1,000	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47	7/26 at 100.00	N/R	961,840

30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	CCC–	21,120
1,030	Total Minnesota			982,960

	Mississippi – 1.4%

978	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass-Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47, 144A (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	968,393

	New Jersey – 3.1%

635	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	Baa1	679,031

1,500	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/30	6/18 at 100.00	Baa1	1,530,690
2,135	Total New Jersey			2,209,721

	New York – 13.6%

250	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/35	No Opt. Call	BBB–	121,170

700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/32	2/27 at 100.00	A+	833,028

NUVEEN	355

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,500	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	$1,761,780

1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	1,072,520

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40	11/24 at 100.00	N/R	275,275

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F. Kennedy International Airport Project, Refunding Series 2016:
205	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	220,365
50	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	53,292

55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	Baa1	62,248

755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	822,452

200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	232,876

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	1,161,190

	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
500	5.000%, 2/01/25 – AGM Insured	No Opt. Call	A–	602,665
500	5.000%, 2/01/26 – AGM Insured	No Opt. Call	A–	607,665
365	5.000%, 2/01/27 – AGM Insured	No Opt. Call	A–	446,289

1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB	1,307,892
8,530	Total New York			9,580,707

	Ohio – 3.2%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
225	5.125%, 6/01/24	9/17 at 100.00	Caa1	217,877
1,000	5.875%, 6/01/47	9/17 at 100.00	B–	980,620

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	Ba2	124,820

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	940,330
2,345	Total Ohio			2,263,647

	Oregon – 2.4%

1,000	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/27	10/26 at 100.00	BBB+	1,171,080

500	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/46	11/24 at 102.00	N/R	520,480
1,500	Total Oregon			1,691,560

356	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 0.4%

$100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	$104,940

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	216,962
300	Total Pennsylvania			321,902

	South Carolina – 3.8%

1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,059,390

200	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/30	8/23 at 100.00	BBB+	218,372

1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A1	1,103,290

250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	264,657
2,450	Total South Carolina			2,645,709

	Tennessee – 0.8%

500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2017A, 5.000%, 5/01/22	No Opt. Call	A1	577,045

	Texas – 5.9%

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	100,856

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,078,260

255	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	267,352

670	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33 (Alternative Minimum Tax)	12/23 at 103.00	N/R	647,106

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	269,341

1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	BBB+	1,218,890

480	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	543,605
3,780	Total Texas			4,125,410

	Virginia – 0.4%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45	3/25 at 100.00	N/R	260,735

NUVEEN	357

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 0.3%

$200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45		7/25 at 100.00	N/R	$199,270

	Wisconsin – 4.4%

250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45		7/25 at 100.00	N/R	254,445

1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)		8/26 at 100.00	N/R	974,680

1,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42		12/27 at 100.00	N/R	1,048,890

735	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21		9/17 at 100.00	N/R	734,559

100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22		11/18 at 100.00	BB	100,602
3,085	Total Wisconsin				3,113,176
$70,238	Total Municipal Bonds (cost $70,049,223)				70,764,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 2.4%

	Equity Real Estate Investment Trusts – 2.4%

$1,598	AAF HLG/FIN, 144A, PIK	12.375%	7/01/19	N/R	$1,669,566
$1,598	Total Corporate Bonds (cost $1,526,855)				1,669,566
	Total Long-Term Investments (cost $71,576,078)				72,433,753
	Floating Rate Obligations – (2.0)%				(1,400,000)
	Other Assets Less Liabilities – (1.1)% (8)				(792,194)
	Net Assets – 100%				$70,241,559

Investments in Derivatives as of June 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(53)	9/17	$(6,653,156)	$14,906	$17,258

Credit Default Swaps (OTC Uncleared)

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.94%	$2,500,000	1.000%	6/21/21	$(245,134)	$(13,842)(11)

358	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$70,764,187	$—	$70,764,187
Corporate Bonds	—	1,669,566	—	1,669,566
Investments in Derivatives:
Futures Contracts*	17,258	—	—	17,258
Credit Default Swaps*	—	—	(13,842)	(13,842)
Total	$17,258	$72,433,753	$(13,842)	$72,437,169
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $70,090,849.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$1,690,047
Depreciation	(747,143)
Net unrealized appreciation (depreciation) of investments	$942,904

NUVEEN	359

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	On November 11, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as level 3.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	All or a portion of this security is payment-in-kind.

360	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2017